UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23850

Aristotle Funds Series Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Richard Schweitzer

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025

(Name and address of agent for service)

(844-274-7885)

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2026

Date of reporting period: April 1, 2025 through September 30, 2025

Item 1. Reports to Stockholders.

(a)

Aristotle Core Bond Fund
Class I | PLEBX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$24	0.48%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$149,205,372
Number of Holdings	264
Portfolio Turnover Rate	85%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	27.0%
Federal National Mortgage Association	7.3%
Federal Home Loan Mortgage Corp.	4.9%
Ginnie Mae II Pool	4.5%
Onslow Bay Mortgage Loan Trust	3.0%
JPMorgan Chase & Co.	1.7%
Angel Oak Mortgage Trust LLC	1.6%
BRAVO Residential Funding Trust	1.5%
Goldman Sachs Group, Inc.	1.4%
Morgan Stanley	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Bond Fund	PAGE 1	TSR-SAR-04045F683

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Bond Fund	PAGE 2	TSR-SAR-04045F683

Aristotle Core Bond Fund
Class I-2 | PLEDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$24	0.48%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$149,205,372
Number of Holdings	264
Portfolio Turnover Rate	85%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	27.0%
Federal National Mortgage Association	7.3%
Federal Home Loan Mortgage Corp.	4.9%
Ginnie Mae II Pool	4.5%
Onslow Bay Mortgage Loan Trust	3.0%
JPMorgan Chase & Co.	1.7%
Angel Oak Mortgage Trust LLC	1.6%
BRAVO Residential Funding Trust	1.5%
Goldman Sachs Group, Inc.	1.4%
Morgan Stanley	1.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Bond Fund	PAGE 1	TSR-SAR-04045F675

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Bond Fund	PAGE 2	TSR-SAR-04045F675

Aristotle Core Equity Fund
Class A | ARALX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$50	0.90%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$561,560,909
Number of Holdings	49
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Microsoft Corp.	8.0%
Alphabet, Inc.	5.2%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.3%
JPMorgan Chase & Co.	3.5%
Oracle Corp.	3.1%
Costco Wholesale Corp.	2.2%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 1	TSR-SAR-04045F329

Aristotle Core Equity Fund
Class I | ARILX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.65%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$561,560,909
Number of Holdings	49
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Microsoft Corp.	8.0%
Alphabet, Inc.	5.2%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.3%
JPMorgan Chase & Co.	3.5%
Oracle Corp.	3.1%
Costco Wholesale Corp.	2.2%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 1	TSR-SAR-04045F436

Aristotle Core Equity Fund
Class I-2 | AILLX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$36	0.65%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$561,560,909
Number of Holdings	49
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Microsoft Corp.	8.0%
Alphabet, Inc.	5.2%
Apple, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.3%
JPMorgan Chase & Co.	3.5%
Oracle Corp.	3.1%
Costco Wholesale Corp.	2.2%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 1	TSR-SAR-04045F311

Aristotle Core Income Fund
Class A | PLIAX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,169,049,784
Number of Holdings	465
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.2%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	3.5%
Navient Student Loan Trust	1.7%
JPMorgan Chase & Co.	1.7%
Onslow Bay Mortgage Loan Trust	1.6%
Angel Oak Mortgage Trust LLC	1.4%
SMB Private Education Loan Trust	1.3%
Ginnie Mae II Pool	1.3%
Goldman Sachs Group, Inc.	1.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 1	TSR-SAR-04045F733

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-SAR-04045F733

Aristotle Core Income Fund
Class C | PLNCX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$82	1.60%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,169,049,784
Number of Holdings	465
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.2%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	3.5%
Navient Student Loan Trust	1.7%
JPMorgan Chase & Co.	1.7%
Onslow Bay Mortgage Loan Trust	1.6%
Angel Oak Mortgage Trust LLC	1.4%
SMB Private Education Loan Trust	1.3%
Ginnie Mae II Pool	1.3%
Goldman Sachs Group, Inc.	1.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 1	TSR-SAR-04045F725

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-SAR-04045F725

Aristotle Core Income Fund
Class I | PLIIX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,169,049,784
Number of Holdings	465
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.2%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	3.5%
Navient Student Loan Trust	1.7%
JPMorgan Chase & Co.	1.7%
Onslow Bay Mortgage Loan Trust	1.6%
Angel Oak Mortgage Trust LLC	1.4%
SMB Private Education Loan Trust	1.3%
Ginnie Mae II Pool	1.3%
Goldman Sachs Group, Inc.	1.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 1	TSR-SAR-04045F717

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-SAR-04045F717

Aristotle Core Income Fund
Class I-2 | PLIDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,169,049,784
Number of Holdings	465
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.2%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	3.5%
Navient Student Loan Trust	1.7%
JPMorgan Chase & Co.	1.7%
Onslow Bay Mortgage Loan Trust	1.6%
Angel Oak Mortgage Trust LLC	1.4%
SMB Private Education Loan Trust	1.3%
Ginnie Mae II Pool	1.3%
Goldman Sachs Group, Inc.	1.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 1	TSR-SAR-04045F691

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 2	TSR-SAR-04045F691

Aristotle Floating Rate Income Fund
Class A | PLFLX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$53	1.03%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,870,222,991
Number of Holdings	170
Portfolio Turnover Rate	84%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Weber-Stephen Products LLC	3.6%
CommScope LLC	3.5%
TransDigm, Inc.	3.4%
CRC Insurance Group LLC	2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	2.7%
Allied Universal Holdco LLC	2.7%
Proofpoint, Inc.	2.6%
CoreLogic, Inc.	2.5%
Ellucian Holdings, Inc.	2.1%
RealPage, Inc.	2.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 1	TSR-SAR-04045F626

Aristotle Floating Rate Income Fund
Class C | PLBCX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$91	1.78%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,870,222,991
Number of Holdings	170
Portfolio Turnover Rate	84%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Weber-Stephen Products LLC	3.6%
CommScope LLC	3.5%
TransDigm, Inc.	3.4%
CRC Insurance Group LLC	2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	2.7%
Allied Universal Holdco LLC	2.7%
Proofpoint, Inc.	2.6%
CoreLogic, Inc.	2.5%
Ellucian Holdings, Inc.	2.1%
RealPage, Inc.	2.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 1	TSR-SAR-04045F618

Aristotle Floating Rate Income Fund
Class I | PLFRX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,870,222,991
Number of Holdings	170
Portfolio Turnover Rate	84%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Weber-Stephen Products LLC	3.6%
CommScope LLC	3.5%
TransDigm, Inc.	3.4%
CRC Insurance Group LLC	2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	2.7%
Allied Universal Holdco LLC	2.7%
Proofpoint, Inc.	2.6%
CoreLogic, Inc.	2.5%
Ellucian Holdings, Inc.	2.1%
RealPage, Inc.	2.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 1	TSR-SAR-04045F592

Aristotle Floating Rate Income Fund
Class I-2 | PLFDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$40	0.78%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,870,222,991
Number of Holdings	170
Portfolio Turnover Rate	84%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Weber-Stephen Products LLC	3.6%
CommScope LLC	3.5%
TransDigm, Inc.	3.4%
CRC Insurance Group LLC	2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	2.7%
Allied Universal Holdco LLC	2.7%
Proofpoint, Inc.	2.6%
CoreLogic, Inc.	2.5%
Ellucian Holdings, Inc.	2.1%
RealPage, Inc.	2.1%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 1	TSR-SAR-04045F584

Aristotle Growth Equity Fund
Class A | ARAGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$55	0.95%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$217,986,089
Number of Holdings	40
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.4%
Microsoft Corp.	12.1%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.1%
Broadcom, Inc.	5.7%
Alphabet, Inc.	4.7%
Meta Platforms, Inc.	4.4%
Visa, Inc.	3.7%
Oracle Corp.	3.1%
Home Depot, Inc.	2.1%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 1	TSR-SAR-04045F295

Aristotle Growth Equity Fund
Class I | ARIGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$217,986,089
Number of Holdings	40
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.4%
Microsoft Corp.	12.1%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.1%
Broadcom, Inc.	5.7%
Alphabet, Inc.	4.7%
Meta Platforms, Inc.	4.4%
Visa, Inc.	3.7%
Oracle Corp.	3.1%
Home Depot, Inc.	2.1%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 1	TSR-SAR-04045F428

Aristotle Growth Equity Fund
Class I-2 | AIGGX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$40	0.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$217,986,089
Number of Holdings	40
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.4%
Microsoft Corp.	12.1%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.1%
Broadcom, Inc.	5.7%
Alphabet, Inc.	4.7%
Meta Platforms, Inc.	4.4%
Visa, Inc.	3.7%
Oracle Corp.	3.1%
Home Depot, Inc.	2.1%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 1	TSR-SAR-04045F287

Aristotle High Yield Bond Fund
Class A | PLAHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$49	0.95%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$105,112,357
Number of Holdings	222
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.6%
TransDigm, Inc.	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Energy Transfer LP	1.6%
Venture Global LNG, Inc.	1.5%
Panther Escrow Issuer LLC	1.5%
Acrisure LLC / Acrisure Finance, Inc.	1.3%
Jane Street Group / JSG Finance, Inc.	1.3%
Enerflex Ltd.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 1	TSR-SAR-04045F576

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 2	TSR-SAR-04045F576

Aristotle High Yield Bond Fund
Class C | PLCHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$88	1.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$105,112,357
Number of Holdings	222
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.6%
TransDigm, Inc.	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Energy Transfer LP	1.6%
Venture Global LNG, Inc.	1.5%
Panther Escrow Issuer LLC	1.5%
Acrisure LLC / Acrisure Finance, Inc.	1.3%
Jane Street Group / JSG Finance, Inc.	1.3%
Enerflex Ltd.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 1	TSR-SAR-04045F568

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 2	TSR-SAR-04045F568

Aristotle High Yield Bond Fund
Class I | PLHIX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$105,112,357
Number of Holdings	222
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.6%
TransDigm, Inc.	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Energy Transfer LP	1.6%
Venture Global LNG, Inc.	1.5%
Panther Escrow Issuer LLC	1.5%
Acrisure LLC / Acrisure Finance, Inc.	1.3%
Jane Street Group / JSG Finance, Inc.	1.3%
Enerflex Ltd.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 1	TSR-SAR-04045F550

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 2	TSR-SAR-04045F550

Aristotle High Yield Bond Fund
Class I-2 | PLHYX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$34	0.65%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$105,112,357
Number of Holdings	222
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
MajorDrive Holdings IV LLC	2.6%
TransDigm, Inc.	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Energy Transfer LP	1.6%
Venture Global LNG, Inc.	1.5%
Panther Escrow Issuer LLC	1.5%
Acrisure LLC / Acrisure Finance, Inc.	1.3%
Jane Street Group / JSG Finance, Inc.	1.3%
Enerflex Ltd.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 1	TSR-SAR-04045F543

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 2	TSR-SAR-04045F543

Aristotle International Equity Fund
Class A | ARAFX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$55	1.04%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$558,554,901
Number of Holdings	41
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Brookfield Corp.	4.9%
Sony Group Corp.	4.6%
Safran SA	4.5%
Cameco Corp.	3.9%
Pan Pacific International Holdings Corp.	3.8%
Erste Group Bank AG	3.7%
Credicorp Ltd.	3.6%
Nemetschek SE	3.6%
DBS Group Holdings Ltd.	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.1%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	19.7%
United Kingdom	14.8%
France	12.0%
Canada	8.7%
Germany	7.9%
Switzerland	6.1%
Ireland	4.7%
Austria	3.7%
Peru	3.6%
Cash & Other	18.8%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle International Equity Fund	PAGE 1	TSR-SAR-04045F378

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 2	TSR-SAR-04045F378

Aristotle International Equity Fund
Class I | ARIFX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$41	0.78%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$558,554,901
Number of Holdings	41
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Brookfield Corp.	4.9%
Sony Group Corp.	4.6%
Safran SA	4.5%
Cameco Corp.	3.9%
Pan Pacific International Holdings Corp.	3.8%
Erste Group Bank AG	3.7%
Credicorp Ltd.	3.6%
Nemetschek SE	3.6%
DBS Group Holdings Ltd.	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.1%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	19.7%
United Kingdom	14.8%
France	12.0%
Canada	8.7%
Germany	7.9%
Switzerland	6.1%
Ireland	4.7%
Austria	3.7%
Peru	3.6%
Cash & Other	18.8%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle International Equity Fund	PAGE 1	TSR-SAR-04045F410

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 2	TSR-SAR-04045F410

Aristotle International Equity Fund
Class I-2 | AIFFX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$41	0.78%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$558,554,901
Number of Holdings	41
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Brookfield Corp.	4.9%
Sony Group Corp.	4.6%
Safran SA	4.5%
Cameco Corp.	3.9%
Pan Pacific International Holdings Corp.	3.8%
Erste Group Bank AG	3.7%
Credicorp Ltd.	3.6%
Nemetschek SE	3.6%
DBS Group Holdings Ltd.	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.1%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	19.7%
United Kingdom	14.8%
France	12.0%
Canada	8.7%
Germany	7.9%
Switzerland	6.1%
Ireland	4.7%
Austria	3.7%
Peru	3.6%
Cash & Other	18.8%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle International Equity Fund	PAGE 1	TSR-SAR-04045F360

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 2	TSR-SAR-04045F360

Aristotle Pacific EXclusive Fund Series H
Class H | APXHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Pacific EXclusive Fund Series H for the period of June 23, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class H	$0	0.00%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$5,173,929
Number of Holdings	41
Portfolio Turnover Rate	8%
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Banco Mercantil del Norte SA/Grand Cayman	4.0%
Burford Capital Global Finance LLC	3.9%
IMA Financial Group, Inc.	3.9%
TK Elevator US Newco, Inc.	3.9%
Indicor LLC	3.9%
Epicor Software Corp.	3.9%
USI, Inc./NY	3.9%
Chariot Buyer LLC	3.9%
CoreLogic, Inc.	3.9%
Avolon TLB Borrower 1 US LLC	3.9%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Pacific EXclusive Fund Series H	PAGE 1	TSR-SAR-04045F246

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Pacific EXclusive Fund Series H	PAGE 2	TSR-SAR-04045F246

Aristotle Pacific EXclusive Fund Series I
Class I | APXIX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Pacific EXclusive Fund Series I for the period of June 23, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$0	0.00%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,312,337
Number of Holdings	33
Portfolio Turnover Rate	19%
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Navient Student Loan Trust	10.2%
BRAVO Residential Funding Trust	9.9%
Angel Oak Mortgage Trust LLC	8.4%
Elmwood CLO Ltd.	7.6%
Dryden Senior Loan Fund	7.0%
Santander Consumer USA Holdings, Inc.	6.1%
Carvana Auto Receivables Trust	5.0%
Upstart Securitization Trust	4.5%
SMB Private Education Loan Trust	4.2%
Northwestern Mutual Life Insurance Co.	3.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Pacific EXclusive Fund Series I	PAGE 1	TSR-SAR-04045F238

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Pacific EXclusive Fund Series I	PAGE 2	TSR-SAR-04045F238

Aristotle Portfolio Optimization Aggressive Growth Fund
Class A | POEAX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$283,989,108
Number of Holdings	18
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	12.0%
iShares Russell 2000 Value ETF	9.9%
Aristotle International Equity Fund	9.0%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
iShares Russell 2000 Growth ETF	4.5%
Vanguard FTSE All World ex-US Small-Cap ETF	3.0%
iShares Core U.S. REIT ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-SAR-04045F840

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-SAR-04045F840

Aristotle Portfolio Optimization Aggressive Growth Fund
Class C | POCEX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$79	1.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$283,989,108
Number of Holdings	18
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	12.0%
iShares Russell 2000 Value ETF	9.9%
Aristotle International Equity Fund	9.0%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
iShares Russell 2000 Growth ETF	4.5%
Vanguard FTSE All World ex-US Small-Cap ETF	3.0%
iShares Core U.S. REIT ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-SAR-04045F832

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-SAR-04045F832

Aristotle Portfolio Optimization Aggressive Growth Fund
Class I-2 | POEDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$25	0.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$283,989,108
Number of Holdings	18
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	12.0%
iShares Russell 2000 Value ETF	9.9%
Aristotle International Equity Fund	9.0%
iShares Russell Mid-Cap Growth ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
iShares Russell 2000 Growth ETF	4.5%
Vanguard FTSE All World ex-US Small-Cap ETF	3.0%
iShares Core U.S. REIT ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-SAR-04045F824

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-SAR-04045F824

Aristotle Portfolio Optimization Conservative Fund
Class A | POAAX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$36	0.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$125,130,654
Number of Holdings	19
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	27.0%
Aristotle Core Bond Fund	18.4%
Aristotle High Yield Bond Fund	10.0%
Aristotle Short Duration Income Fund	9.5%
Aristotle Core Equity Fund	6.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares Russell 1000 Value ETF	4.4%
Aristotle Growth Equity Fund	2.9%
Aristotle Floating Rate Income Fund	2.5%
iShares TIPS Bond ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-SAR-04045F105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-SAR-04045F105

Aristotle Portfolio Optimization Conservative Fund
Class C | POACX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$75	1.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$125,130,654
Number of Holdings	19
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	27.0%
Aristotle Core Bond Fund	18.4%
Aristotle High Yield Bond Fund	10.0%
Aristotle Short Duration Income Fund	9.5%
Aristotle Core Equity Fund	6.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares Russell 1000 Value ETF	4.4%
Aristotle Growth Equity Fund	2.9%
Aristotle Floating Rate Income Fund	2.5%
iShares TIPS Bond ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-SAR-04045F204

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-SAR-04045F204

Aristotle Portfolio Optimization Conservative Fund
Class I-2 | PLCDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$125,130,654
Number of Holdings	19
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	27.0%
Aristotle Core Bond Fund	18.4%
Aristotle High Yield Bond Fund	10.0%
Aristotle Short Duration Income Fund	9.5%
Aristotle Core Equity Fund	6.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
iShares Russell 1000 Value ETF	4.4%
Aristotle Growth Equity Fund	2.9%
Aristotle Floating Rate Income Fund	2.5%
iShares TIPS Bond ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-SAR-04045F303

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-SAR-04045F303

Aristotle Portfolio Optimization Growth Fund
Class A | PODAX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$655,298,211
Number of Holdings	19
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
iShares Russell 1000 Value ETF	13.4%
Aristotle Growth Equity Fund	11.4%
Aristotle International Equity Fund	7.0%
iShares Russell 2000 Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.5%
Aristotle Core Income Fund	6.2%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle Short Duration Income Fund	5.5%
Aristotle Core Bond Fund	4.2%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-SAR-04045F873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-SAR-04045F873

Aristotle Portfolio Optimization Growth Fund
Class C | PODCX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$78	1.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$655,298,211
Number of Holdings	19
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
iShares Russell 1000 Value ETF	13.4%
Aristotle Growth Equity Fund	11.4%
Aristotle International Equity Fund	7.0%
iShares Russell 2000 Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.5%
Aristotle Core Income Fund	6.2%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle Short Duration Income Fund	5.5%
Aristotle Core Bond Fund	4.2%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-SAR-04045F865

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-SAR-04045F865

Aristotle Portfolio Optimization Growth Fund
Class I-2 | PMADX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$24	0.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$655,298,211
Number of Holdings	19
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
iShares Russell 1000 Value ETF	13.4%
Aristotle Growth Equity Fund	11.4%
Aristotle International Equity Fund	7.0%
iShares Russell 2000 Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.5%
Aristotle Core Income Fund	6.2%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle Short Duration Income Fund	5.5%
Aristotle Core Bond Fund	4.2%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-SAR-04045F857

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-SAR-04045F857

Aristotle Portfolio Optimization Moderate Conservative Fund
Class A | POBAX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$190,706,701
Number of Holdings	19
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	20.1%
Aristotle Core Bond Fund	14.7%
Aristotle Core Equity Fund	13.4%
Aristotle High Yield Bond Fund	8.0%
iShares Russell 1000 Value ETF	7.9%
Aristotle Short Duration Income Fund	7.0%
Aristotle Growth Equity Fund	4.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
iShares Russell Mid-Cap Growth ETF	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-SAR-04045F402

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-SAR-04045F402

Aristotle Portfolio Optimization Moderate Conservative Fund
Class C | POBCX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$76	1.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$190,706,701
Number of Holdings	19
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	20.1%
Aristotle Core Bond Fund	14.7%
Aristotle Core Equity Fund	13.4%
Aristotle High Yield Bond Fund	8.0%
iShares Russell 1000 Value ETF	7.9%
Aristotle Short Duration Income Fund	7.0%
Aristotle Growth Equity Fund	4.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
iShares Russell Mid-Cap Growth ETF	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-SAR-04045F501

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-SAR-04045F501

Aristotle Portfolio Optimization Moderate Conservative Fund
Class I-2 | PMCDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$24	0.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$190,706,701
Number of Holdings	19
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Income Fund	20.1%
Aristotle Core Bond Fund	14.7%
Aristotle Core Equity Fund	13.4%
Aristotle High Yield Bond Fund	8.0%
iShares Russell 1000 Value ETF	7.9%
Aristotle Short Duration Income Fund	7.0%
Aristotle Growth Equity Fund	4.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
iShares Russell Mid-Cap Growth ETF	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-SAR-04045F600

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-SAR-04045F600

Aristotle Portfolio Optimization Moderate Fund
Class A | POCAX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.70%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$692,497,230
Number of Holdings	19
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Income Fund	13.4%
Aristotle Growth Equity Fund	12.7%
iShares Russell 1000 Value ETF	11.2%
Aristotle Core Bond Fund	8.9%
Aristotle Short Duration Income Fund	8.0%
iShares Russell Mid-Cap Growth ETF	4.5%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Value ETF	3.5%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-SAR-04045F709

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-SAR-04045F709

Aristotle Portfolio Optimization Moderate Fund
Class C | POMCX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$77	1.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$692,497,230
Number of Holdings	19
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Income Fund	13.4%
Aristotle Growth Equity Fund	12.7%
iShares Russell 1000 Value ETF	11.2%
Aristotle Core Bond Fund	8.9%
Aristotle Short Duration Income Fund	8.0%
iShares Russell Mid-Cap Growth ETF	4.5%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Value ETF	3.5%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-SAR-04045F808

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-SAR-04045F808

Aristotle Portfolio Optimization Moderate Fund
Class I-2 | POMDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$24	0.45%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$692,497,230
Number of Holdings	19
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Income Fund	13.4%
Aristotle Growth Equity Fund	12.7%
iShares Russell 1000 Value ETF	11.2%
Aristotle Core Bond Fund	8.9%
Aristotle Short Duration Income Fund	8.0%
iShares Russell Mid-Cap Growth ETF	4.5%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Value ETF	3.5%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-SAR-04045F881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-SAR-04045F881

Aristotle Short Duration Income Fund
Class A | PLADX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,001,772,040
Number of Holdings	304
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.2%
Navient Student Loan Trust	4.4%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	2.2%
Santander Consumer USA Holdings, Inc.	1.9%
Wells Fargo & Co.	1.7%
BRAVO Residential Funding Trust	1.6%
Morgan Stanley	1.6%
Onslow Bay Mortgage Loan Trust	1.5%
Palmer Square Loan Funding Ltd.	1.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Short Duration Income Fund	PAGE 1	TSR-SAR-04045F774

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-SAR-04045F774

Aristotle Short Duration Income Fund
Class C | PLCSX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$76	1.50%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,001,772,040
Number of Holdings	304
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.2%
Navient Student Loan Trust	4.4%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	2.2%
Santander Consumer USA Holdings, Inc.	1.9%
Wells Fargo & Co.	1.7%
BRAVO Residential Funding Trust	1.6%
Morgan Stanley	1.6%
Onslow Bay Mortgage Loan Trust	1.5%
Palmer Square Loan Funding Ltd.	1.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Short Duration Income Fund	PAGE 1	TSR-SAR-04045F766

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-SAR-04045F766

Aristotle Short Duration Income Fund
Class I | PLSDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$20	0.39%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,001,772,040
Number of Holdings	304
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.2%
Navient Student Loan Trust	4.4%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	2.2%
Santander Consumer USA Holdings, Inc.	1.9%
Wells Fargo & Co.	1.7%
BRAVO Residential Funding Trust	1.6%
Morgan Stanley	1.6%
Onslow Bay Mortgage Loan Trust	1.5%
Palmer Square Loan Funding Ltd.	1.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Short Duration Income Fund	PAGE 1	TSR-SAR-04045F758

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-SAR-04045F758

Aristotle Short Duration Income Fund
Class I-2 | PLDSX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,001,772,040
Number of Holdings	304
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	12.2%
Navient Student Loan Trust	4.4%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	2.2%
Santander Consumer USA Holdings, Inc.	1.9%
Wells Fargo & Co.	1.7%
BRAVO Residential Funding Trust	1.6%
Morgan Stanley	1.6%
Onslow Bay Mortgage Loan Trust	1.5%
Palmer Square Loan Funding Ltd.	1.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Short Duration Income Fund	PAGE 1	TSR-SAR-04045F741

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-SAR-04045F741

Aristotle Small Cap Equity Fund
Class A | ARABX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$60	1.15%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F485

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-SAR-04045F485

Aristotle Small Cap Equity Fund
Class C | AISBX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$98	1.90%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F477

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-SAR-04045F477

Aristotle Small Cap Equity Fund
Class I | ARIBX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.90%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F469

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-SAR-04045F469

Aristotle Small Cap Equity Fund
Class I-2 | AIBBX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$47	0.90%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F337

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-SAR-04045F337

Aristotle Small Cap Equity Fund
Class R6 | ARRBX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$141,753,888
Number of Holdings	99
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Huron Consulting Group, Inc.	2.8%
ACI Worldwide, Inc.	2.3%
Dycom Industries, Inc.	2.2%
HealthEquity, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
AerCap Holdings NV	2.0%
MACOM Technology Solutions Holdings, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Knowles Corp.	1.9%
Chart Industries, Inc.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-SAR-04045F451

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-SAR-04045F451

Aristotle Small/Mid Cap Equity Fund
Class A | ARAHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$60	1.15%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,689,314
Number of Holdings	103
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.4%
Ciena Corp.	2.4%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.2%
Encompass Health Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Range Resources Corp.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-SAR-04045F535

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-SAR-04045F535

Aristotle Small/Mid Cap Equity Fund
Class C | AISHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$99	1.90%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,689,314
Number of Holdings	103
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.4%
Ciena Corp.	2.4%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.2%
Encompass Health Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Range Resources Corp.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-SAR-04045F527

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-SAR-04045F527

Aristotle Small/Mid Cap Equity Fund
Class I | ARIHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,689,314
Number of Holdings	103
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.4%
Ciena Corp.	2.4%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.2%
Encompass Health Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Range Resources Corp.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-SAR-04045F519

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-SAR-04045F519

Aristotle Small/Mid Cap Equity Fund
Class I-2 | AIHHX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$47	0.90%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,689,314
Number of Holdings	103
Portfolio Turnover Rate	13%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Alamos Gold, Inc.	2.4%
Ciena Corp.	2.4%
Huron Consulting Group, Inc.	2.3%
Dycom Industries, Inc.	2.2%
Encompass Health Corp.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
HA Sustainable Infrastructure Capital, Inc.	2.0%
ACI Worldwide, Inc.	2.0%
Advanced Energy Industries, Inc.	1.9%
Range Resources Corp.	1.9%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-SAR-04045F493

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-SAR-04045F493

Aristotle Strategic Income Fund
Class A | PLSTX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$48	0.94%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,051,068,113
Number of Holdings	489
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.1%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Citigroup, Inc.	1.7%
Morgan Stanley	1.4%
Energy Transfer LP	1.4%
Wells Fargo & Co.	1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 1	TSR-SAR-04045F667

Aristotle Strategic Income Fund
Class C | PLCNX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$87	1.69%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,051,068,113
Number of Holdings	489
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.1%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Citigroup, Inc.	1.7%
Morgan Stanley	1.4%
Energy Transfer LP	1.4%
Wells Fargo & Co.	1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 1	TSR-SAR-04045F659

Aristotle Strategic Income Fund
Class I | PLSRX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.59%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,051,068,113
Number of Holdings	489
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.1%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Citigroup, Inc.	1.7%
Morgan Stanley	1.4%
Energy Transfer LP	1.4%
Wells Fargo & Co.	1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 1	TSR-SAR-04045F642

Aristotle Strategic Income Fund
Class I-2 | PLSFX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$36	0.69%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$4,051,068,113
Number of Holdings	489
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.1%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Citigroup, Inc.	1.7%
Morgan Stanley	1.4%
Energy Transfer LP	1.4%
Wells Fargo & Co.	1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 1	TSR-SAR-04045F634

Aristotle Ultra Short Income Fund
Class A | PLUAX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$29	0.57%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,191,018
Number of Holdings	99
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Navient Student Loan Trust	7.6%
American Airlines Group, Inc.	6.2%
Neuberger Berman CLO Ltd.	4.4%
Bank of America Corp.	4.3%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	3.9%
Santander Consumer USA Holdings, Inc.	3.7%
United Airlines, Inc.	3.2%
Magnetite CLO Ltd.	2.8%
HSBC Holdings PLC	2.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 1	TSR-SAR-04045F816

Aristotle Ultra Short Income Fund
Class I | PLUIX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$16	0.32%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,191,018
Number of Holdings	99
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Navient Student Loan Trust	7.6%
American Airlines Group, Inc.	6.2%
Neuberger Berman CLO Ltd.	4.4%
Bank of America Corp.	4.3%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	3.9%
Santander Consumer USA Holdings, Inc.	3.7%
United Airlines, Inc.	3.2%
Magnetite CLO Ltd.	2.8%
HSBC Holdings PLC	2.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 1	TSR-SAR-04045F790

Aristotle Ultra Short Income Fund
Class I-2 | PLUDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$16	0.32%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,191,018
Number of Holdings	99
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Navient Student Loan Trust	7.6%
American Airlines Group, Inc.	6.2%
Neuberger Berman CLO Ltd.	4.4%
Bank of America Corp.	4.3%
Morgan Stanley	4.2%
JPMorgan Chase & Co.	3.9%
Santander Consumer USA Holdings, Inc.	3.7%
United Airlines, Inc.	3.2%
Magnetite CLO Ltd.	2.8%
HSBC Holdings PLC	2.5%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 1	TSR-SAR-04045F782

Aristotle Value Equity Fund
Class A | ARAQX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$49	0.94%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$553,886,396
Number of Holdings	46
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	5.0%
Microsoft Corp.	4.3%
Capital One Financial Corp.	3.5%
Corteva, Inc.	3.2%
Sony Group Corp.	3.2%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	3.0%
Atmos Energy Corp.	2.8%
Ameriprise Financial, Inc.	2.7%
Lennar Corp.	2.6%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 1	TSR-SAR-04045F352

Aristotle Value Equity Fund
Class I | ARIQX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.69%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$553,886,396
Number of Holdings	46
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	5.0%
Microsoft Corp.	4.3%
Capital One Financial Corp.	3.5%
Corteva, Inc.	3.2%
Sony Group Corp.	3.2%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	3.0%
Atmos Energy Corp.	2.8%
Ameriprise Financial, Inc.	2.7%
Lennar Corp.	2.6%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 1	TSR-SAR-04045F279

Aristotle Value Equity Fund
Class I-2 | AIQQX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$36	0.69%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$553,886,396
Number of Holdings	46
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	5.0%
Microsoft Corp.	4.3%
Capital One Financial Corp.	3.5%
Corteva, Inc.	3.2%
Sony Group Corp.	3.2%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	3.0%
Atmos Energy Corp.	2.8%
Ameriprise Financial, Inc.	2.7%
Lennar Corp.	2.6%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 1	TSR-SAR-04045F345

Aristotle Value Equity Fund
Class R6 | ARRQX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$32	0.61%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$553,886,396
Number of Holdings	46
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	5.0%
Microsoft Corp.	4.3%
Capital One Financial Corp.	3.5%
Corteva, Inc.	3.2%
Sony Group Corp.	3.2%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	3.0%
Atmos Energy Corp.	2.8%
Ameriprise Financial, Inc.	2.7%
Lennar Corp.	2.6%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 1	TSR-SAR-04045F253

Aristotle/Saul Global Equity Fund
Class I-2 | AIOOX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I-2	$44	0.81%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$31,026,411
Number of Holdings	49
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Cameco Corp.	4.6%
Microsoft Corp.	4.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.5%
Martin Marietta Materials, Inc.	3.5%
Lennar Corp.	3.4%
Sony Group Corp.	3.1%
DBS Group Holdings Ltd.	3.0%
FirstCash Holdings, Inc.	2.8%
Alphabet, Inc.	2.6%
Brookfield Corp.	2.6%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	42.2%
Japan	16.9%
Canada	7.2%
Germany	6.9%
France	3.4%
Singapore	3.0%
United Kingdom	3.0%
Ireland	2.9%
Switzerland	2.7%
Cash & Other	11.8%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle/Saul Global Equity Fund	PAGE 1	TSR-SAR-04045F386

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle/Saul Global Equity Fund	PAGE 2	TSR-SAR-04045F386

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ARISTOTLE FUNDS Series Trust
Aristotle Core Bond Fund
Aristotle Core Equity Fund
Aristotle Core Income Fund
Aristotle Floating Rate Income Fund
Aristotle Growth Equity Fund
Aristotle High Yield Bond Fund
Aristotle International Equity Fund
Aristotle Pacific EXclusive Fund Series H
Aristotle Pacific EXclusive Fund Series I
Aristotle Portfolio Optimization Aggressive Growth Fund
Aristotle Portfolio Optimization Conservative Fund
Aristotle Portfolio Optimization Growth Fund
Aristotle Portfolio Optimization Moderate Conservative Fund
Aristotle Portfolio Optimization Moderate Fund
Aristotle Short Duration Income Fund
Aristotle Small Cap Equity Fund
Aristotle Small/Mid Cap Equity Fund
Aristotle Strategic Income Fund
Aristotle Ultra Short Income Fund
Aristotle Value Equity Fund
Aristotle/Saul Global Equity Fund
Core Financial Statements
September 30, 2025 (Unaudited)

Aristotle Core Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 37.1%
Communications - 1.0%
AT&T, Inc., 3.50%, 09/15/2053	$450,000	$311,506
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 06/01/2041	200,000	146,002
Comcast Corp., 6.05%, 05/15/2055	175,000	180,982
T-Mobile USA, Inc., 5.30%, 05/15/2035	250,000	256,186
Verizon Communications, Inc.
5.25%, 04/02/2035	100,000	101,729
3.40%, 03/22/2041	600,000	474,334
		1,470,739
Consumer Discretionary - 0.7%
Ford Motor Credit Co. LLC, 4.54%, 08/01/2026	200,000	199,878
Gildan Activewear, Inc., 4.70%, 10/07/2030(a)	300,000	299,671
Hyundai Capital America
4.85%, 03/25/2027(a)	50,000	50,401
4.50%, 09/18/2030(a)	150,000	149,351
Lowe’s Cos., Inc., 4.45%, 04/01/2062	250,000	199,805
Paychex, Inc., 5.60%, 04/15/2035	50,000	52,374
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(a)	100,000	102,040
		1,053,520
Consumer Staples - 1.9%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	500,000	516,846
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl
3.00%, 05/15/2032	150,000	134,295
6.75%, 03/15/2034	100,000	110,613
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035(a)	600,000	630,901
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	500,000	495,534
Mars, Inc., 5.20%, 03/01/2035(a)	1,000,000	1,022,656
		2,910,845
Energy - 2.1%
Colonial Enterprises, Inc., 5.63%, 11/15/2035(a)	550,000	554,554
Energy Transfer LP
5.75%, 02/15/2033	150,000	157,289
5.70%, 04/01/2035	650,000	671,540
MPLX LP, 5.00%, 01/15/2033	400,000	399,200
ONEOK, Inc., 4.95%, 10/15/2032	450,000	449,957
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	500,000	506,541
Targa Resources Corp., 6.50%, 03/30/2034	400,000	436,107
		3,175,188

	Par	Value
Financials - 22.5%
Agree LP, 5.60%, 06/15/2035	$200,000	$208,729
Allianz SE, 6.55% to 04/30/2034 then 5 yr. CMT Rate + 2.32%, Perpetual(a)	200,000	206,662
American International Group, Inc., 5.45%, 05/07/2035	420,000	437,792
Arthur J Gallagher & Co., 5.15%, 02/15/2035	250,000	253,134
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	307,000	321,590
Athene Holding Ltd., 6.63%, 05/19/2055	475,000	508,793
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/2030(a)	400,000	411,461
Aviation Capital Group LLC, 5.13%, 04/10/2030(a)	50,000	50,814
Avolon Holdings Funding Ltd.
5.38%, 05/30/2030(a)	650,000	667,029
4.90%, 10/10/2030(a)	300,000	301,794
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	500,000	535,019
Banco Santander SA, 6.03%, 01/17/2035	400,000	430,090
Bank of America Corp.
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,050,000	1,098,038
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	350,000	303,944
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	300,000	280,385
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	400,000	417,907
Barclays PLC, 5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036	250,000	261,039
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035(a)	400,000	421,800
BNP Paribas SA, 5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(a)	400,000	420,101
BPCE SA, 5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031(a)	250,000	256,602
Brixmor Operating Partnership LP
4.85%, 02/15/2033	200,000	199,656
5.75%, 02/15/2035	450,000	470,926
Broadstone Net Lease LLC
2.60%, 09/15/2031	200,000	175,235
5.00%, 11/01/2032	300,000	298,340
Brown & Brown, Inc., 5.55%, 06/23/2035	300,000	308,841
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	400,000	415,089

The accompanying notes are an integral part of these financial statements.

1

Aristotle Core Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Citigroup, Inc.
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	$800,000	$815,441
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	300,000	303,161
Cooperatieve Rabobank UA, 1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027(a)	250,000	243,264
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033(a)	350,000	347,963
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(a)	400,000	420,737
Extra Space Storage LP, 5.40%, 02/01/2034	300,000	308,907
Fairfax Financial Holdings Ltd., 6.50%, 05/20/2055(a)	250,000	269,091
First Industrial LP, 5.25%, 01/15/2031	500,000	513,149
Fiserv, Inc., 3.50%, 07/01/2029	250,000	243,031
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	400,000	360,197
5.25%, 02/15/2033	500,000	501,198
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	200,000	198,320
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	350,000	362,010
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,500,000	1,566,490
High Street Funding Trust III, 5.81%, 02/15/2055(a)	750,000	750,690
Host Hotels & Resorts LP, 5.70%, 07/01/2034	250,000	256,245
HSBC Holdings PLC
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	300,000	311,352
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	1,000,000	1,032,339
JPMorgan Chase & Co.
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	2,000,000	2,109,121
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	450,000	466,833
Kilroy Realty LP
5.88%, 10/15/2035	400,000	405,681
6.25%, 01/15/2036	250,000	258,807
Kite Realty Group LP
4.95%, 12/15/2031	400,000	405,175
5.20%, 08/15/2032	100,000	101,970
LPL Holdings, Inc.
5.15%, 06/15/2030	400,000	407,290
5.75%, 06/15/2035	300,000	307,886
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(a)	400,000	399,344

	Par	Value
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	$200,000	$212,679
Mitsubishi UFJ Financial Group, Inc., 5.19% to 09/12/2035 then 5 yr. CMT Rate + 0.93%, 09/12/2036	400,000	406,625
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	500,000	533,201
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	1,500,000	1,583,303
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual(a)	400,000	406,214
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047(a)	400,000	311,026
6.17%, 05/29/2055(a)	400,000	430,808
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(a)	200,000	210,059
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	400,000	394,606
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	500,000	566,654
Rocket Cos., Inc., 6.13%, 08/01/2030(a)	175,000	179,735
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	200,000	197,570
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	300,000	311,155
Sumitomo Mitsui Financial Group, Inc., 5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	500,000	512,712
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	400,000	401,418
UBS Group AG
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	350,000	378,322
4.40% to 09/23/2030 then SOFR + 1.06%, 09/23/2031(a)	400,000	398,731
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	100,000	99,053
4.13%, 08/15/2030(a)	700,000	676,758
Wells Fargo & Co.
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	150,000	153,322
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	1,250,000	1,312,300
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	500,000	515,900
		33,518,653

The accompanying notes are an integral part of these financial statements.

2

Aristotle Core Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - 0.9%
Amgen, Inc., 3.15%, 02/21/2040	$100,000	$78,753
CVS Health Corp., 5.45%, 09/15/2035	300,000	305,419
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	400,000	397,078
Universal Health Services, Inc., 4.63%, 10/15/2029	500,000	499,661
		1,280,911
Industrials - 1.9%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	200,000	197,591
BAE Systems PLC, 5.30%, 03/26/2034(a)	500,000	518,321
Boeing Co., 6.53%, 05/01/2034	350,000	387,191
Ferguson Finance PLC, 3.25%, 06/02/2030(a)	200,000	189,938
HEICO Corp., 5.35%, 08/01/2033	500,000	519,032
IDEX Corp., 4.95%, 09/01/2029	200,000	204,432
nVent Finance Sarl, 2.75%, 11/15/2031	250,000	223,544
Weir Group, Inc., 5.35%, 05/06/2030(a)	400,000	411,613
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	250,000	259,068
		2,910,730
Materials - 0.2%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035	250,000	257,635
Technology - 1.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	450,000	441,622
Fair Isaac Corp., 6.00%, 05/15/2033(a)	385,000	390,753
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	250,000	251,425
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	300,000	272,862
MSCI, Inc., 5.25%, 09/01/2035	350,000	353,030
Oracle Corp.
5.50%, 08/03/2035	200,000	205,893
5.20%, 09/26/2035	350,000	352,061
Roper Technologies, Inc., 4.90%, 10/15/2034	500,000	500,813
		2,768,459
Utilities - 4.1%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	750,000	776,475
AES Corp., 5.80%, 03/15/2032	700,000	725,087
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	500,000	499,498
DTE Electric Co., 5.25%, 05/15/2035	250,000	257,442
DTE Energy Co., 5.85%, 06/01/2034	150,000	159,467

	Par	Value
Nevada Power Co., 5.90%, 05/01/2053	$500,000	$510,165
NiSource, Inc., 5.35%, 04/01/2034	500,000	515,143
Northern States Power Co./MN, 5.05%, 05/15/2035	500,000	510,322
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	400,000	398,706
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	50,000	52,716
RWE Finance US LLC, 5.13%, 09/18/2035(a)	500,000	493,502
Southwestern Electric Power Co., 5.30%, 04/01/2033	250,000	256,147
Virginia Electric and Power Co., 5.55%, 08/15/2054	400,000	397,600
Vistra Operations Co. LLC, 5.70%, 12/30/2034(a)	500,000	517,841
		6,070,111
TOTAL CORPORATE BONDS (Cost $54,184,676)		55,416,791
U.S. TREASURY SECURITIES - 26.9%
United States Treasury Note/Bond
3.88%, 04/30/2030	3,200,000	3,220,812
4.00%, 05/31/2030	900,000	910,687
3.88%, 06/30/2030	1,800,000	1,811,180
3.38%, 05/15/2033	200,000	192,141
4.00%, 02/15/2034	160,000	159,616
3.88%, 08/15/2034	2,625,000	2,585,317
4.63%, 02/15/2035	16,835,000	17,499,193
4.25%, 05/15/2035	6,180,000	6,237,937
4.25%, 08/15/2035	2,200,000	2,218,047
1.75%, 08/15/2041	125,000	84,851
3.00%, 11/15/2044	250,000	195,674
1.88%, 02/15/2051	500,000	285,713
1.88%, 11/15/2051	150,000	84,885
2.25%, 02/15/2052	500,000	310,254
2.88%, 05/15/2052	500,000	356,895
4.63%, 02/15/2055	3,885,000	3,820,048
4.75%, 05/15/2055	250,000	250,859
TOTAL U.S. TREASURY SECURITIES (Cost $40,075,235)		40,224,109
MORTGAGE-BACKED SECURITIES - 16.7%
Federal Home Loan Mortgage Corp.
Pool SD8244, 4.00%, 09/01/2052	2,117,147	2,003,736
Pool SD8367, 5.50%, 10/01/2053	208,558	211,031
Pool SD8447, 6.00%, 07/01/2054	1,145,022	1,171,471
Pool SD8496, 6.00%, 01/01/2055	1,158,228	1,184,562
Pool SD8507, 6.00%, 02/01/2055	906,119	927,083
Pool SD8523, 5.00%, 04/01/2055	289,678	287,520
Pool SD8532, 5.00%, 05/01/2055	1,467,083	1,456,150
Federal National Mortgage Association
Pool CB9327, 5.50%, 10/01/2054	646,167	664,666
Pool FA0625, 5.00%, 02/01/2055	1,024,454	1,018,229

The accompanying notes are an integral part of these financial statements.

3

Aristotle Core Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Pool FS6598, 3.50%, 08/01/2052	$867,908	$794,450
Pool MA5027, 4.00%, 05/01/2053	1,095,153	1,034,344
Pool MA5139, 6.00%, 09/01/2053	390,619	400,407
Pool MA5341, 4.00%, 04/01/2054	523,268	493,615
Pool MA5529, 4.50%, 11/01/2054	1,051,692	1,020,947
Pool MA5530, 5.00%, 11/01/2054	1,418,701	1,408,461
Pool MA5643, 4.00%, 03/01/2055	1,064,853	1,004,254
Pool MA5665, 3.50%, 03/01/2055	489,652	447,666
Pool MA5670, 4.00%, 04/01/2055	243,483	229,627
Pool MA5699, 5.00%, 05/01/2055	1,471,948	1,460,978
Pool MA5760, 5.50%, 07/01/2055	979,471	988,217
Ginnie Mae II Pool
Pool MA7650, 3.00%, 10/20/2051	989,882	885,144
Pool MA7706, 3.00%, 11/20/2051	1,031,462	922,322
Pool MA9848, 4.00%, 08/20/2054	1,448,730	1,367,897
Pool MB0090, 4.50%, 12/20/2054	267,772	259,923
Pool MB0091, 5.00%, 12/20/2054	300,425	299,336
Pool MB0145, 4.50%, 01/20/2055	308,701	299,651
Pool MB0147, 5.50%, 01/20/2055	339,441	342,335
Pool MB0204, 5.00%, 02/20/2055	343,379	342,035
Pool MB0256, 4.00%, 03/20/2055	344,757	324,379
Pool MB0257, 4.50%, 03/20/2055	311,030	301,913
Pool MB0259, 5.50%, 03/20/2055	245,631	247,724
Pool MB0305, 4.00%, 04/20/2055	1,239,165	1,165,919
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,634,038)		24,965,992
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5%
Angel Oak Mortgage Trust LLC
Series 2025-3, Class A1, 5.42%, 03/25/2070(a)(b)	138,921	139,936
Series 2025-4, Class A1, 5.86%, 04/25/2070(a)(b)	275,871	279,490
Series 2025-6, Class A1, 5.52%, 04/25/2070(a)(b)	622,671	628,544
Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(c)	386,965	390,573
Series 2025-8, Class A1, 5.41%, 07/25/2070(a)(b)	445,889	449,428
Series 2025-9, Class A1, 5.14%, 08/25/2070(a)(b)	544,621	546,418
BRAVO Residential Funding Trust
Series 2023-NQM4, Class A1, 6.44%, 05/25/2063(a)(b)	66,823	67,307
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064(a)(b)	165,670	167,320
Series 2024-NQM6, Class A1, 5.41%, 08/01/2064(a)(b)	681,814	685,283
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(a)(b)	273,771	276,325
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065(a)(b)	181,767	183,582

	Par	Value
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065(a)(c)	$459,073	$463,024
Series 2025-NQM7, Class A1, 5.46%, 07/25/2065(a)(b)	341,378	344,298
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042(a)(c)	100,000	102,632
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069(a)(b)	779,445	786,153
COLT Funding LLC
Series 2023-3, Class A1, 7.18%, 09/25/2068(a)(b)	314,594	319,487
Series 2025-3, Class A1, 5.35%, 03/25/2070(a)(b)	113,204	113,910
Cross Mortgage Trust, Series 2025-H4, Class A1, 5.60%, 06/25/2070(a)(c)	618,984	625,079
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MA, 3.50%, 07/25/2058	864,917	840,055
Series 2021-3, Class MA, 2.00%, 03/25/2061	217,243	191,895
Series 2025-1, Class MTU, 3.25%, 11/25/2064	192,917	168,037
GCAT, Series 2025-NQM1, Class A1, 5.37%, 11/25/2069(a)(b)	444,141	447,045
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065(a)(c)	321,619	324,426
JP Morgan Mortgage Trust
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(b)	183,852	185,543
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065(a)(c)	240,919	243,136
LHOME Mortgage Trust, Series 2025-RTL2, Class A1, 5.61%, 04/25/2040(a)(c)	500,000	505,147
MFRA Trust
Series 2024-NQM3, Class A1, 5.72%, 12/25/2069(a)(b)	831,874	839,631
Series 2025-NQM2, Class A1, 5.68%, 05/27/2070(a)(b)	609,856	615,516
Onslow Bay Mortgage Loan Trust
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(a)(b)	874,210	886,276
Series 2024-NQM11, Class A1, 5.88%, 06/25/2064(a)(b)	164,154	165,973
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064(a)(c)	884,219	892,308
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065(a)(b)	484,512	489,763
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065(a)(b)	480,840	485,282
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065(a)(b)	146,129	147,221

The accompanying notes are an integral part of these financial statements.

4

Aristotle Core Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065(a)(c)	$300,000	$300,387
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(b)	318,511	322,013
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(a)(b)	220,124	221,764
Series 2025-NQM6, Class A1, 5.60%, 03/25/2065(a)(b)	255,822	258,945
Series 2025-NQM7, Class A1, 5.56%, 05/25/2055(a)(b)	273,275	276,095
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(a)(b)	228,973	231,329
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,484,738)		15,606,576
ASSET-BACKED SECURITIES - 6.3%
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	42,810	42,877
Bank of America Auto Trust, Series 2025-1A, Class A4, 4.47%, 11/20/2031(a)	450,000	454,260
Carvana Auto Receivables Trust
Series 2022-N1, Class D, 4.13%, 12/11/2028(a)	155,339	154,127
Series 2024-N2, Class C, 5.82%, 09/10/2030(a)	400,000	406,554
CPS Auto Trust, Series 2025-B, Class B, 4.79%, 11/15/2029(a)	500,000	501,310
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(a)	86,423	87,701
Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 09/15/2028	300,000	304,893
FHF Trust, Series 2024-2A, Class B, 5.97%, 06/15/2030(a)	300,000	306,575
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	200,000	204,701
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97%, 10/15/2029(a)	800,000	804,620
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036(a)	100,000	105,005
GreenSky LLC, Series 2025-2A, Class A3, 5.02%, 06/25/2060(a)	100,000	100,949
Landmark Infrastructure Partners LP, Series 2025-1A, Class A, 5.52%, 09/15/2055(a)	150,000	150,737
Marriott Vacations Worldwide Corp., Series 2022-1A, Class A, 4.15%, 11/21/2039(a)	738,182	730,354

	Par	Value
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	$176,665	$173,233
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	94,140	83,014
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(a)	116,377	99,383
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	73,593	67,321
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	831,438	854,280
Series 2025-A, Class A, 5.02%, 07/15/2055(a)	190,446	192,947
Series 2025-B, Class A, 4.72%, 09/15/2055(a)	100,000	100,368
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class C, 4.19%, 11/14/2028(a)	124,000	123,513
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033(a)	289,650	289,921
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037(a)	96,264	96,717
SMB Private Education Loan Trust
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	84,965	77,450
Series 2022-B, Class A1A, 3.94%, 02/16/2055(a)	635,158	619,837
Series 2024-A, Class A1A, 5.24%, 03/15/2056(a)	614,936	628,244
Series 2025-A, Class A1A, 5.13%, 04/15/2054(a)	576,568	588,716
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	256,423	224,394
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/2036(a)	250,000	256,732
Series 2025-1A, Class A, 4.65%, 05/25/2038(a)	250,000	254,991
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(a)	250,000	257,498
TOTAL ASSET-BACKED SECURITIES (Cost $9,276,271)		9,343,222
COLLATERALIZED LOAN OBLIGATIONS - 1.3%
Basswood Park CLO Ltd., Series 2021-1A, Class BR, 5.52% (3 mo. Term SOFR + 1.50%), 04/20/2034(a)	250,000	249,788
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.40% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	158,380	158,460
CarVal CLO, Series 2018-1A, Class AR, 5.55% (3 mo. Term SOFR + 1.23%), 07/16/2031(a)	721,267	722,305

The accompanying notes are an integral part of these financial statements.

5

Aristotle Core Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Magnetite CLO Ltd., Series 2019-22A, Class ARR, 5.57% (3 mo. Term SOFR + 1.25%), 07/15/2036(a)	$250,000	$250,747
Neuberger Berman CLO Ltd., Series 2021-43A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 07/17/2036(a)	250,000	249,723
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 5.26% (3 mo. Term SOFR + 1.05%), 05/21/2034(a)	250,000	250,423
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,879,427)		1,881,446
TOTAL INVESTMENTS - 98.8% (Cost $145,534,385)		$147,438,136
Money Market Deposit Account - 0.8%(d)		1,173,200
Other Assets in Excess of Liabilities - 0.4%		594,036
TOTAL NET ASSETS - 100.0%		$149,205,372

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $40,160,883 or 26.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

6

ARISTOTLE CORE EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Communication Services - 11.4%
Alphabet, Inc. - Class A	120,993	$29,413,398
Meta Platforms, Inc. - Class A	34,526	25,355,204
Netflix, Inc.(a)	7,910	9,483,457
		64,252,059
Consumer Discretionary - 10.3%
Amazon.com, Inc.(a)	111,679	24,521,358
General Motors Co.	114,856	7,002,770
Home Depot, Inc.	24,019	9,732,259
Marriott International Inc. - Class A	27,848	7,252,733
O’Reilly Automotive, Inc.(a)	87,470	9,430,141
		57,939,261
Consumer Staples - 3.5%
Costco Wholesale Corp.	13,625	12,611,709
Darling Ingredients, Inc.(a)	231,692	7,152,332
		19,764,041
Energy - 2.3%
Antero Resources Corp.(a)	171,012	5,739,162
Baker Hughes Co.	142,433	6,939,336
		12,678,498
Financials - 12.6%
Ameriprise Financial, Inc.	20,130	9,888,862
Bank of America Corp.	146,128	7,538,744
Chubb Ltd.	41,223	11,635,192
Intercontinental Exchange, Inc.	58,256	9,814,971
JPMorgan Chase & Co.	63,048	19,887,231
Visa, Inc. - Class A	35,585	12,148,007
		70,913,007
Health Care - 10.5%
Adaptive Biotechnologies Corp.(a)	460,228	6,885,011
Bio-Techne Corp.	159,946	8,897,796
Boston Scientific Corp.(a)	63,008	6,151,471
Cigna Group	14,375	4,143,594
Dexcom, Inc.(a)	73,373	4,937,269
Eli Lilly & Co.	8,160	6,226,080
Guardant Health, Inc.(a)	144,859	9,050,790
Thermo Fisher Scientific, Inc.	17,090	8,288,992
Vertex Pharmaceuticals, Inc.(a)	11,147	4,365,611
		58,946,614
Industrials - 8.5%
AMETEK, Inc.	56,349	10,593,612
Chart Industries, Inc.(a)	22,408	4,484,961
General Electric Co.	20,708	6,229,381
Honeywell International, Inc.	23,400	4,925,700
Norfolk Southern Corp.	33,237	9,984,727
Trane Technologies PLC	27,098	11,434,272
		47,652,653
Information Technology - 34.5%(b)
Amphenol Corp. - Class A	62,315	7,711,481
Analog Devices, Inc.	37,200	9,140,040

	Shares	Value
Apple, Inc.	106,102	$27,016,752
Applied Materials, Inc.	28,367	5,807,860
Broadcom, Inc.	73,980	24,406,742
Crowdstrike Holdings, Inc. - Class A(a)	8,306	4,073,096
Microsoft Corp.	86,354	44,727,054
NVIDIA Corp.	256,847	47,922,513
Oracle Corp.	61,260	17,228,763
Synopsys, Inc.(a)	11,201	5,526,461
		193,560,762
Materials - 1.0%
Avery Dennison Corp.	35,353	5,733,196
Utilities - 2.6%
American Water Works Co., Inc.	40,453	5,630,653
Constellation Energy Corp.	8,679	2,855,999
NextEra Energy, Inc.	79,098	5,971,108
		14,457,760
TOTAL COMMON STOCKS (Cost $327,817,843)		545,897,851
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.1%
Real Estate - 1.1%
Alexandria Real Estate Equities, Inc.	27,678	2,306,684
Prologis, Inc.	31,007	3,550,922
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,548,955)		5,857,606
TOTAL INVESTMENTS - 98.3% (Cost $334,366,798)		$551,755,457
Money Market Deposit Account - 1.8%(c)		10,233,065
Liabilities in Excess of Other Assets - (0.1)%		(427,613)
TOTAL NET ASSETS - 100.0%		$561,560,909

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

7

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 41.5%
Communications - 0.9%
AT&T, Inc.
3.50%, 09/15/2053	$2,965,000	$2,052,480
3.85%, 06/01/2060	4,550,000	3,238,062
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,285,044
3.85%, 04/01/2061	2,000,000	1,247,524
Comcast Corp., 6.05%, 05/15/2055	3,525,000	3,645,498
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,000,000	3,096,486
5.05%, 07/15/2033	7,200,000	7,356,824
Verizon Communications, Inc., 3.40%, 03/22/2041	4,000,000	3,162,228
		27,084,146
Consumer Discretionary - 2.9%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(a)	12,000,000	11,729,203
American Airlines Group, Inc.
3.60%, 09/22/2027	4,179,351	4,099,922
3.20%, 06/15/2028	4,759,487	4,610,168
Series A, 2.88%, 07/11/2034	4,038,735	3,657,429
Series AA, 3.15%, 02/15/2032	1,593,962	1,486,365
Series B, 3.95%, 07/11/2030	949,000	904,278
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	8,392,915	8,095,154
British Airways PLC
Series 2019-1, 3.30%, 12/15/2032(a)	4,657,098	4,382,145
Series A, 4.25%, 11/15/2032(a)	1,771,566	1,717,713
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured First Lien, 4.50%, 10/20/2025(a)	333,363	332,961
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,725,000	1,723,950
2.70%, 08/10/2026	2,225,000	2,189,666
4.13%, 08/17/2027	6,100,000	6,001,449
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(a)	2,000,000	1,924,793
Hyatt Hotels Corp., 5.38%, 12/15/2031	3,650,000	3,733,726
Hyundai Capital America, 4.50%, 09/18/2030(a)	2,400,000	2,389,619
Paychex, Inc., 5.60%, 04/15/2035	4,400,000	4,608,933
QXO Building Products, Inc., 6.75%, 04/30/2032(a)	3,175,000	3,295,320
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(a)	4,000,000	4,081,586

	Par	Value
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 05/01/2028	$1,051,237	$998,962
United Airlines, Inc.
5.80%, 01/15/2036	7,490,824	7,766,299
5.45%, 02/15/2037	1,931,043	1,983,298
Series 2019-1, 4.15%, 08/25/2031	793,074	771,229
Series AA, 3.50%, 03/01/2030	9,075,813	8,722,331
		91,206,499
Consumer Staples - 1.3%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	5,000,000	5,168,463
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033	727,000	759,683
6.75%, 03/15/2034	7,660,000	8,472,945
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035(a)	7,600,000	7,991,418
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	8,145,000	8,072,255
Mars, Inc.
5.20%, 03/01/2035(a)	7,100,000	7,260,854
5.70%, 05/01/2055(a)	4,200,000	4,257,400
		41,983,018
Energy - 3.5%
Colonial Enterprises, Inc., 5.63%, 11/15/2035(a)	8,800,000	8,872,870
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	6,100,000	6,017,706
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,662,062
7.38%, 02/01/2031(a)	4,800,000	5,013,814
5.55%, 05/15/2034	2,250,000	2,309,532
5.60%, 09/01/2034	5,700,000	5,852,809
5.70%, 04/01/2035	4,350,000	4,494,150
5.00%, 05/15/2044(b)	4,000,000	3,555,730
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	6,800,000	6,774,790
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035(a)	3,250,000	3,331,788
MPLX LP
5.00%, 01/15/2033	2,650,000	2,644,702
5.50%, 06/01/2034	12,000,000	12,236,420
4.95%, 03/14/2052	1,750,000	1,494,175
5.65%, 03/01/2053	4,850,000	4,582,499
ONEOK, Inc., 4.95%, 10/15/2032	9,050,000	9,049,136
Petroleos Mexicanos
6.88%, 08/04/2026	7,750,000	7,857,345
6.50%, 03/13/2027	3,625,000	3,672,741

The accompanying notes are an integral part of these financial statements.

8

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	$9,500,000	$9,624,273
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,468,325
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	5,000,000	4,958,898
		111,473,765
Financials - 21.9%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032(a)	3,500,000	3,606,764
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	8,100,000	8,364,133
Agree LP, 5.60%, 06/15/2035	4,300,000	4,487,670
Allianz SE, 6.55% to 04/30/2034 then 5 yr. CMT Rate + 2.32%, Perpetual(a)	3,400,000	3,513,254
American International Group, Inc., 5.45%, 05/07/2035	9,920,000	10,340,240
Arthur J Gallagher & Co., 5.15%, 02/15/2035	4,200,000	4,252,654
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	3,378,000	3,538,539
Athene Holding Ltd., 6.63%, 05/19/2055	11,200,000	11,996,807
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/2030(a)	12,550,000	12,909,589
Aviation Capital Group LLC
5.13%, 04/10/2030(a)	3,500,000	3,556,947
4.80%, 10/24/2030(a)	6,800,000	6,796,679
Avolon Holdings Funding Ltd.
5.38%, 05/30/2030(a)	5,850,000	6,003,265
4.90%, 10/10/2030(a)	5,700,000	5,734,077
4.95%, 10/15/2032(a)	6,000,000	5,929,718
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(a)	1,324,000	1,359,306
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	2,001,000	2,141,146
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual(a)	9,700,000	10,225,740
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/2029(a)	6,400,000	6,675,264
Banco Santander SA, 6.03%, 01/17/2035	8,050,000	8,655,570
Bank of America Corp.
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	15,000,000	15,370,478

	Par	Value
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	$10,350,000	$8,988,050
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	7,000,000	6,542,326
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	11,500,000	12,014,818
Barclays PLC, 5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036	4,600,000	4,803,116
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035(a)	1,150,000	1,212,675
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	7,000,000	7,636,972
Block, Inc.
2.75%, 06/01/2026	4,000,000	3,950,650
3.50%, 06/01/2031	5,000,000	4,657,163
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(a)	12,000,000	12,603,038
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual(a)	3,300,000	3,447,995
BPCE SA
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036(a)	6,500,000	6,959,138
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036(a)	6,500,000	6,849,033
Brixmor Operating Partnership LP
4.85%, 02/15/2033	2,300,000	2,296,042
5.75%, 02/15/2035	7,500,000	7,848,771
Broadstone Net Lease LLC, 5.00%, 11/01/2032	4,300,000	4,276,210
Brown & Brown, Inc., 5.55%, 06/23/2035	6,050,000	6,228,301
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	3,000,000	3,056,550
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	10,600,000	10,999,854
Citibank NA, 5.57%, 04/30/2034	5,250,000	5,566,428
Citigroup, Inc.
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	4,850,000	4,943,613
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	2,225,000	2,368,233
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,400,000	3,563,427
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	4,650,000	4,699,000
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	3,000,000	3,011,249

The accompanying notes are an integral part of these financial statements.

9

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033(a)	$7,350,000	$7,307,225
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual(a)	6,400,000	6,541,613
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(a)	4,000,000	4,207,373
Danske Bank AS, 4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031(a)	8,600,000	8,522,138
Extra Space Storage LP, 5.40%, 02/01/2034	5,800,000	5,972,192
Fairfax Financial Holdings Ltd., 6.50%, 05/20/2055(a)	7,575,000	8,153,460
Fiserv, Inc., 5.15%, 08/12/2034	11,275,000	11,415,006
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	8,700,000	7,834,280
5.25%, 02/15/2033	1,500,000	1,503,592
5.63%, 09/15/2034	10,650,000	10,788,067
6.25%, 09/15/2054	3,850,000	3,881,551
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	4,900,000	5,068,141
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	7,950,000	7,214,625
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	4,075,000	3,638,053
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	4,900,000	5,222,521
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	6,350,000	6,395,290
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	6,050,000	6,318,176
High Street Funding Trust III, 5.81%, 02/15/2055(a)	8,050,000	8,057,409
Host Hotels & Resorts LP
2.90%, 12/15/2031	5,400,000	4,808,316
5.70%, 07/01/2034	6,000,000	6,149,890
HSBC Holdings PLC
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual	2,100,000	2,198,076
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	3,500,000	3,613,186
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036	5,000,000	5,277,044
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	5,750,000	5,958,403
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,409,292
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	12,750,000	13,173,778

	Par	Value
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	$12,000,000	$12,107,061
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	4,500,000	4,745,523
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	12,025,000	12,474,819
Kilroy Realty LP
5.88%, 10/15/2035	4,500,000	4,563,914
6.25%, 01/15/2036	5,300,000	5,486,698
Kite Realty Group LP
4.95%, 12/15/2031	10,000,000	10,129,370
5.20%, 08/15/2032	1,700,000	1,733,482
Liberty Mutual Group, Inc., 4.30%, 02/01/2061(a)	3,650,000	2,301,814
Lloyds Banking Group PLC
6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	5,900,000	6,049,308
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	500,000	525,106
LPL Holdings, Inc.
5.15%, 06/15/2030	11,985,000	12,203,438
5.75%, 06/15/2035	1,850,000	1,898,630
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(a)	4,700,000	4,692,287
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	2,950,000	3,137,018
Mitsubishi UFJ Financial Group, Inc., 5.19% to 09/12/2035 then 5 yr. CMT Rate + 0.93%, 09/12/2036	8,350,000	8,488,300
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	10,000,000	10,664,029
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	4,800,000	5,027,891
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	3,900,000	4,116,588
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	14,150,000	12,294,621
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual(a)	8,800,000	8,936,699
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047(a)	4,600,000	3,576,798
6.17%, 05/29/2055(a)	8,300,000	8,939,257
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(a)	4,300,000	4,516,269
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	9,000,000	8,878,641
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	3,750,000	4,249,908
Rocket Cos., Inc., 6.13%, 08/01/2030(a)	3,325,000	3,414,958

The accompanying notes are an integral part of these financial statements.

10

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	$7,850,000	$7,754,603
Sumitomo Mitsui Financial Group, Inc., 5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	7,300,000	7,485,593
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	8,400,000	8,429,778
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual(a)	3,500,000	3,622,300
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	9,450,000	10,214,694
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036(a)	4,250,000	4,425,845
VICI Properties LP
5.13%, 11/15/2031	7,000,000	7,106,394
5.13%, 05/15/2032	2,400,000	2,424,615
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029(a)	8,081,000	8,004,435
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	4,450,000	4,625,252
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	13,825,000	14,425,532
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	850,000	868,824
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	2,100,000	2,204,663
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	9,700,000	10,008,467
		694,362,611
Health Care - 1.4%
CVS Health Corp.
5.45%, 09/15/2035	6,000,000	6,108,382
6.20%, 09/15/2055	5,900,000	6,076,619
Elevance Health, Inc., 5.20%, 02/15/2035	4,250,000	4,333,386
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	9,550,000	9,480,228
UnitedHealth Group, Inc., 5.75%, 07/15/2064	5,350,000	5,330,617
Universal Health Services, Inc.
4.63%, 10/15/2029	7,200,000	7,195,125
2.65%, 10/15/2030	3,000,000	2,709,183
2.65%, 01/15/2032	3,325,000	2,893,588
		44,127,128

	Par	Value
Industrials - 1.9%
BAE Systems PLC, 5.30%, 03/26/2034(a)	$7,550,000	$7,826,649
Boeing Co.
6.53%, 05/01/2034	5,250,000	5,807,866
6.86%, 05/01/2054	700,000	799,024
HEICO Corp., 5.35%, 08/01/2033	8,400,000	8,719,743
nVent Finance Sarl
2.75%, 11/15/2031	4,300,000	3,844,964
5.65%, 05/15/2033	4,350,000	4,544,555
Quanta Services, Inc., 5.25%, 08/09/2034	5,200,000	5,334,779
Regal Rexnord Corp., 6.40%, 04/15/2033	5,000,000	5,370,115
Weir Group, Inc., 5.35%, 05/06/2030(a)	7,925,000	8,155,081
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	6,750,000	6,994,830
Wrangler Holdco Corp., 6.63%, 04/01/2032(a)	4,200,000	4,383,137
		61,780,743
Materials - 0.2%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035	6,250,000	6,440,883
Technology - 1.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	5,000,000	4,906,913
Fair Isaac Corp., 6.00%, 05/15/2033(a)	8,080,000	8,200,741
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	6,550,000	6,501,477
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	6,500,000	5,912,009
MSCI, Inc., 5.25%, 09/01/2035	6,550,000	6,606,711
Oracle Corp.
5.50%, 08/03/2035	4,250,000	4,375,215
5.20%, 09/26/2035	5,200,000	5,230,614
5.50%, 09/27/2064	8,500,000	7,790,479
Roper Technologies, Inc., 4.90%, 10/15/2034	10,500,000	10,517,080
		60,041,239
Utilities - 5.6%
AES Corp., 5.80%, 03/15/2032	11,900,000	12,326,472
American Electric Power Co., Inc.
5.63%, 03/01/2033	4,700,000	4,943,102
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	10,050,000	10,039,910
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	11,000,000	11,379,797

The accompanying notes are an integral part of these financial statements.

11

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
DTE Electric Co., 5.25%, 05/15/2035	$4,250,000	$4,376,508
DTE Energy Co., 5.85%, 06/01/2034	6,700,000	7,122,839
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	3,028,461
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,581,329
Edison International
5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	7,339,000	6,971,957
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	3,675,000	3,761,359
Exelon Corp., 5.45%, 03/15/2034	4,000,000	4,154,563
Georgia Power Co., 5.25%, 03/15/2034	4,000,000	4,128,076
KeySpan Gas East Corp., 3.59%, 01/18/2052(a)	2,850,000	1,938,098
National Grid PLC, 5.81%, 06/12/2033	3,950,000	4,213,715
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	3,009,972
NiSource, Inc.
5.35%, 04/01/2034	5,000,000	5,151,429
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	4,850,000	5,059,200
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	7,500,000	7,475,746
PacifiCorp
5.30%, 02/15/2031	7,000,000	7,262,447
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	5,850,000	6,167,758
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	1,956,110
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	12,000,000	11,938,182
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,591,101
RWE Finance US LLC, 5.13%, 09/18/2035(a)	7,600,000	7,501,238
Sempra
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	5,000,000	4,877,364
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	5,850,000	5,985,749
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	1,900,000	1,971,317
Southwestern Electric Power Co., 5.30%, 04/01/2033	2,300,000	2,356,554
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(a)	1,551,003	1,549,118

	Par	Value
Virginia Electric and Power Co., 5.55%, 08/15/2054	$7,550,000	$7,504,693
Vistra Operations Co. LLC
6.95%, 10/15/2033(a)	7,000,000	7,812,700
5.70%, 12/30/2034(a)	4,000,000	4,142,728
		176,279,592
TOTAL CORPORATE BONDS (Cost $1,289,981,801)		1,314,779,624
U.S. TREASURY SECURITIES - 23.2%
United States Treasury Note/Bond
3.88%, 04/30/2030	15,000,000	15,097,559
3.88%, 06/30/2030	18,000,000	18,111,797
3.63%, 09/30/2031	9,000,000	8,896,113
4.13%, 02/29/2032	20,000,000	20,273,047
4.13%, 05/31/2032	12,000,000	12,153,750
2.75%, 08/15/2032	27,000,000	25,103,672
3.50%, 02/15/2033	20,000,000	19,419,531
3.38%, 05/15/2033	19,000,000	18,253,359
3.88%, 08/15/2033	34,000,000	33,727,070
4.50%, 11/15/2033	36,000,000	37,228,359
4.00%, 02/15/2034	30,000,000	29,927,930
4.38%, 05/15/2034	23,000,000	23,536,816
3.88%, 08/15/2034	40,000,000	39,395,312
4.25%, 11/15/2034	48,500,000	49,056,992
4.63%, 02/15/2035	67,300,000	69,955,195
4.25%, 05/15/2035	30,040,000	30,321,625
1.13%, 05/15/2040	14,500,000	9,240,068
1.75%, 08/15/2041	22,000,000	14,933,789
4.00%, 11/15/2042	11,500,000	10,636,152
4.75%, 11/15/2043	5,000,000	5,054,688
4.50%, 02/15/2044	19,500,000	19,077,246
4.63%, 05/15/2044	5,000,000	4,964,649
4.13%, 08/15/2044	12,000,000	11,141,953
3.00%, 11/15/2044	13,000,000	10,175,039
4.63%, 11/15/2044	27,000,000	26,756,367
2.50%, 02/15/2046	3,500,000	2,471,738
2.50%, 05/15/2046	3,000,000	2,110,430
2.25%, 08/15/2046	7,550,000	5,039,625
2.75%, 11/15/2047	2,000,000	1,446,172
1.25%, 05/15/2050	9,000,000	4,417,207
1.38%, 08/15/2050	6,500,000	3,270,186
2.00%, 08/15/2051	30,000,000	17,583,398
1.88%, 11/15/2051	10,500,000	5,941,934
2.25%, 02/15/2052	16,500,000	10,238,379
2.88%, 05/15/2052	9,500,000	6,780,996
3.00%, 08/15/2052	14,000,000	10,242,695
3.63%, 02/15/2053	6,000,000	4,961,719
3.63%, 05/15/2053	16,000,000	13,219,063
4.13%, 08/15/2053	34,000,000	30,742,110
4.75%, 11/15/2053	26,900,000	26,953,590
4.25%, 02/15/2054	29,000,000	26,776,289
TOTAL U.S. TREASURY SECURITIES (Cost $764,507,300)		734,633,609

The accompanying notes are an integral part of these financial statements.

12

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - 12.5%
Federal Home Loan Mortgage Corp.
Pool RQ0028, 6.00%, 07/01/2055	$14,198,487	$14,514,901
Pool SD8225, 3.00%, 07/01/2052	15,145,172	13,321,352
Pool SD8244, 4.00%, 09/01/2052	46,162,105	43,689,305
Pool SD8288, 5.00%, 01/01/2053	3,067,192	3,058,166
Pool SD8324, 5.50%, 05/01/2053	4,802,578	4,864,752
Pool SD8331, 5.50%, 06/01/2053	3,216,077	3,255,169
Pool SD8344, 6.50%, 07/01/2053	2,495,975	2,587,236
Pool SD8367, 5.50%, 10/01/2053	12,555,196	12,704,047
Pool SD8440, 6.50%, 06/01/2054	3,489,163	3,611,544
Pool SD8503, 4.00%, 02/01/2055	9,427,590	8,893,304
Federal National Mortgage Association
Pool CB9327, 5.50%, 10/01/2054	8,796,067	9,047,878
Pool CB9471, 5.00%, 11/01/2054	10,129,165	10,241,459
Pool FA0625, 5.00%, 02/01/2055	9,331,299	9,274,599
Pool FS0902, 3.50%, 07/01/2043	5,240,880	4,962,326
Pool FS3150, 5.00%, 11/01/2052	6,094,562	6,140,825
Pool FS3825, 4.50%, 04/01/2050	4,538,687	4,482,895
Pool FS5365, 3.00%, 02/01/2050	4,939,641	4,455,857
Pool FS5749, 6.50%, 09/01/2053	16,259,699	16,829,982
Pool FS6598, 3.50%, 08/01/2052	7,430,163	6,801,290
Pool FS7526, 3.00%, 10/01/2053	5,554,539	4,890,995
Pool MA5073, 6.00%, 07/01/2053	19,207,216	19,689,102
Pool MA5107, 5.50%, 08/01/2053	4,880,327	4,931,070
Pool MA5108, 6.00%, 08/01/2053	18,331,622	18,786,176
Pool MA5140, 6.50%, 09/01/2053	3,387,058	3,511,567
Pool MA5166, 6.00%, 10/01/2053	2,976,133	3,049,563
Pool MA5341, 4.00%, 04/01/2054	3,644,350	3,437,834
Pool MA5389, 6.00%, 06/01/2054	4,843,891	4,954,034
Pool MA5390, 6.50%, 06/01/2054	4,215,285	4,364,287
Pool MA5480, 5.50%, 09/01/2044	23,626,683	24,280,161
Pool MA5503, 5.50%, 10/01/2044	19,896,681	20,438,831
Pool MA5528, 4.00%, 11/01/2054	24,030,009	22,668,209
Pool MA5540, 5.50%, 11/01/2044	5,081,120	5,213,307
Pool MA5586, 5.50%, 01/01/2055	12,911,068	13,037,354
Pool MA5760, 5.50%, 07/01/2055	9,350,042	9,433,532
Pool MA5789, 4.00%, 08/01/2055	9,740,462	9,186,128
Ginnie Mae II Pool
Pool MA8148, 3.00%, 07/20/2052	14,169,821	12,677,908
Pool MA8492, 6.00%, 12/20/2052	3,972,654	4,075,628
Pool MA8949, 6.00%, 06/20/2053	3,156,311	3,232,798
Pool MA9242, 6.00%, 10/20/2053	6,630,574	6,783,791
Pool MB0090, 4.50%, 12/20/2054	15,871,568	15,406,356
TOTAL MORTGAGE-BACKED SECURITIES (Cost $390,299,728)		396,785,518
BANK LOANS - 7.8%
Consumer Discretionary - 2.4%
1011778 BC ULC, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 09/23/2030	6,139,495	6,126,694

	Par	Value
Allied Universal Holdco LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 08/20/2032	$3,500,000	$3,517,115
Caesars Entertainment, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 02/06/2031	7,962,140	7,953,859
Chariot Buyer LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 09/08/2032	11,726,004	11,751,684
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured First Lien, 5.64%, 10/20/2028	6,000,000	6,015,000
Flutter Financing BV, Senior Secured First Lien, 5.75% (3 mo. SOFR US + 1.75%), 11/29/2030	5,378,877	5,370,808
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 05/30/2031	7,565,427	7,529,150
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 08/02/2028	9,438	9,436
Peer USA LLC, Senior Secured First Lien, 6.41% (1 mo. Term SOFR + 2.25%), 09/27/2032	10,000,000	10,021,900
Six Flags Entertainment Corp., Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 05/01/2031	2,429,058	2,416,913
Wand NewCo 3, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 01/30/2031	5,381,860	5,369,832
Whatabrands LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 08/03/2028	11,009,861	11,030,890
		77,113,281
Consumer Staples - 0.3%
Froneri US, Inc., Senior Secured First Lien, 6.20% (6 mo. SOFR US + 2.00%), 09/30/2031	6,982,456	6,940,282
Primo Brands Corp., Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 03/31/2028	2,493,719	2,496,113
		9,436,395
Energy - 0.4%
Colossus Acquireco LLC, Senior Secured First Lien, 5.91% (SOFR + 1.75%), 07/30/2032	11,850,000	11,790,750
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.25%), 10/05/2028	2,144,599	2,146,668
		13,937,418
Financials - 1.0%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 1.75%), 06/24/2030	6,925,519	6,935,145

The accompanying notes are an integral part of these financial statements.

13

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - (Continued)
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 06/13/2031	$4,938,934	$4,949,108
HUB International Ltd., Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 06/20/2030	8,366,077	8,387,746
IMA Financial Group, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/01/2028	10,822,670	10,843,936
		31,115,935
Health Care - 0.4%
Medline Borrower LP, Senior Secured First Lien
6.16% (1 mo. SOFR US + 2.00%), 10/23/2028	8,415,592	8,423,966
6.16% (1 mo. SOFR US + 2.00%), 10/23/2030	3,241,875	3,243,658
		11,667,624
Industrials - 1.5%
Chart Industries, Inc., Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 03/18/2030	4,117,647	4,145,956
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.92% (6 mo. SOFR US + 3.75%), 02/15/2029	5,508,548	5,529,948
8.05% (3 mo. SOFR US + 3.75%), 02/15/2029	5,508,548	5,529,949
Indicor LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 11/23/2029	7,656,950	7,675,633
Kaman Corp., Senior Secured First Lien
6.54% (6 mo. SOFR US + 2.50%), 02/26/2032	1,823,017	1,819,271
6.70% (3 mo. SOFR US + 2.50%), 02/26/2032	5,469,052	5,457,813
6.83% (3 mo. SOFR US + 2.50%), 02/26/2032	687,766	686,352
TK Elevator US Newco, Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 04/30/2030	4,888,618	4,906,291
TransDigm, Inc., Senior Secured First Lien, 6.50% (3 mo. SOFR US + 2.50%), 02/28/2031	12,609,560	12,617,567
		48,368,780
Materials - 0.2%
Proampac PG Borrower LLC, Senior Secured First Lien
8.19% (3 mo. SOFR US + 4.00%), 09/15/2028	3,230,132	3,246,282
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	4,108,252	4,128,793
		7,375,075

	Par	Value
Technology - 1.6%
Central Parent LLC, Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 07/06/2029	$8,934,812	$7,751,351
CommScope LLC, Senior Secured First Lien, 9.07% (1 mo. Term SOFR + 5.25%), 12/17/2029	10,850,000	10,996,746
CoreLogic, Inc., Senior Secured First Lien, 7.89% (1 mo. SOFR US + 3.50%), 06/02/2028	8,804,244	8,820,752
Epicor Software Corp., Senior Secured First Lien, 6.82% (1 mo. Term SOFR + 2.75%), 05/30/2031	8,715,980	8,736,942
Polaris Newco LLC, Senior Secured First Lien, 8.68% (3 mo. SOFR US + 4.00%), 06/05/2028	3,898,477	3,765,558
UKG, Inc., Senior Secured First Lien, 6.81% (3 mo. SOFR US + 2.50%), 02/10/2031	8,866,797	8,867,994
		48,939,343
TOTAL BANK LOANS (Cost $248,555,225)		247,953,851
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Angel Oak Mortgage Trust LLC
Series 2025-1, Class A1, 5.69%, 01/25/2070(a)(b)	9,775,756	9,881,843
Series 2025-2, Class A1, 5.64%, 02/25/2070(a)(b)	10,054,622	10,155,975
Series 2025-3, Class A1, 5.42%, 03/25/2070(a)(b)	8,057,443	8,116,310
Series 2025-4, Class A1, 5.86%, 04/25/2070(a)(b)	8,643,957	8,757,348
Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(c)	7,532,281	7,602,495
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064(a)(b)	866,001	874,630
Series 2025-NQM1, Class A1, 5.60%, 12/25/2064(a)(b)	14,267,617	14,401,651
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(a)(b)	6,661,759	6,723,914
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065(a)(b)	6,634,505	6,700,744
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042(a)(c)	8,725,000	8,954,609
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069(a)(b)	4,304,397	4,341,439
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	26,284,886	22,895,051
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065(a)(c)	3,308,083	3,336,955

The accompanying notes are an integral part of these financial statements.

14

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
JP Morgan Mortgage Trust
Series 2024-NQM1, Class A1, 5.59%, 02/25/2064(a)(b)	$3,678,679	$3,710,158
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(b)	4,504,373	4,545,810
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040(a)(b)	3,500,000	3,527,147
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(a)(c)	7,802,965	7,859,735
Onslow Bay Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064(a)(c)	4,465,308	4,506,158
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065(a)(b)	4,845,116	4,897,630
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065(a)(b)	9,600,000	9,598,597
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064(a)(b)	11,416,672	11,527,994
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(b)	8,796,366	8,893,071
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(a)(b)	12,591,072	12,684,886
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(a)(b)	8,609,377	8,697,961
Velocity Commercial Capital Loan Trust 2024-1, Series 2025-1, Class A, 6.03%, 02/25/2055(a)(c)	2,472,755	2,506,915
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $193,700,271)		195,699,026
ASSET-BACKED SECURITIES - 4.9%
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 08/18/2027	2,852,721	2,823,065
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(a)	2,333,412	2,367,939
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	9,975,000	10,209,441
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	3,650,000	3,832,695
Series 2024-1, Class A, 4.98%, 12/11/2036(a)	2,000,000	2,052,478
GreenSky LLC
Series 2025-1A, Class A4, 5.22%, 03/25/2060(a)	1,297,240	1,314,214
Series 2025-2A, Class A3, 5.02%, 06/25/2060(a)	2,100,000	2,119,937

	Par	Value
Hilton Grand Vacations, Inc.
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	$1,899,240	$1,941,868
Series 2024-3A, Class A, 4.98%, 08/27/2040(a)	893,282	902,232
Landmark Infrastructure Partners LP, Series 2025-1A, Class A, 5.52%, 09/15/2055(a)	3,450,000	3,466,946
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	112,770	107,001
Series 2023-1A, Class A, 4.93%, 10/20/2040(a)	825,902	832,193
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050(a)	2,890,956	2,783,872
MVW Owner Trust, Series 2024-2A, Class A, 4.43%, 03/20/2042(a)	1,566,288	1,566,487
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	304,150	298,952
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	1,861,874	1,641,836
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	356,141	343,686
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	2,197,680	2,098,080
Series 2020-CA, Class A2A, 2.15%, 11/15/2068(a)	323,950	311,301
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	7,685,593	7,238,826
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	358,470	335,594
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	282,321	264,208
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	489,655	462,806
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(a)	1,024,118	874,574
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	367,966	336,607
Series 2021-BA, Class A, 0.94%, 07/15/2069(a)	1,302,111	1,191,337
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	7,520,397	6,895,680
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	11,165,603	10,998,343
Series 2023-A, Class A, 5.51%, 10/15/2071(a)	6,120,244	6,248,162
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	9,977,254	10,251,361
Series 2025-A, Class A, 5.02%, 07/15/2055(a)	1,347,403	1,365,097
Series 2025-B, Class A, 4.72%, 09/15/2055(a)	2,150,000	2,157,911

The accompanying notes are an integral part of these financial statements.

15

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035(a)	$1,729,021	$1,725,952
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033(a)	1,158,600	1,159,685
Pagaya AI Debt Selection Trust, Series 2025-1, Class B, 5.63%, 07/15/2032(a)	899,923	904,453
Pretium Mortgage Credit Partners LLC, Series 2025-RPL1, Class A1, 4.00%, 07/25/2069(a)(b)	5,068,435	4,921,429
Santander Consumer USA Holdings, Inc., Series 2022-4, Class B, 4.42%, 11/15/2027	86,425	86,398
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037(a)	1,155,162	1,160,606
SLM Student Loan Trust, Series 2004-3A, Class A6B, 5.15% (90 day avg SOFR US + 0.81%), 10/25/2064(a)	866,716	868,412
SMB Private Education Loan Trust
Series 2017-B, Class A2A, 2.82%, 10/15/2035(a)	248,800	246,412
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	651,739	644,257
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	195,179	193,250
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	283,501	279,541
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	442,801	437,385
Series 2020-A, Class A2A, 2.23%, 09/15/2037(a)	1,965,287	1,901,684
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	918,218	870,875
Series 2021-A, Class A2A2, 4.99% (1 mo. Term SOFR + 0.84%), 01/15/2053(a)	437,650	432,665
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	2,039,158	1,858,799
Series 2021-E, Class A1A, 1.68%, 02/15/2051(a)	1,300,301	1,226,678
Series 2022-B, Class A1A, 3.94%, 02/16/2055(a)	6,859,705	6,694,239
Series 2022-C, Class A1A, 4.48%, 05/16/2050(a)	1,701,058	1,693,952
Series 2023-C, Class A1A, 5.67%, 11/15/2052(a)	3,851,616	3,952,490
Series 2024-A, Class A1A, 5.24%, 03/15/2056(a)	6,075,564	6,207,047
Series 2024-C, Class A1A, 5.50%, 06/17/2052(a)	6,425,265	6,614,653
Series 2024-F, Class A1A, 5.06%, 03/16/2054(a)	9,232,809	9,350,033

	Par	Value
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	$440,574	$423,447
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	665,861	643,501
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038(a)	3,550,000	3,620,868
Verizon Master Trust, Series 2024-7, Class A, 4.35%, 08/20/2032(a)	6,000,000	6,057,064
TOTAL ASSET-BACKED SECURITIES (Cost $152,430,192)		153,810,504
COLLATERALIZED LOAN OBLIGATIONS - 2.3%
Aimco CDO, Series 2019-10A, Class ARR, 5.74% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)	5,000,000	5,022,435
AIMCO CLO Series 2018-B, Series 2018-BA, Class ARR, 5.82% (3 mo. Term SOFR + 1.50%), 04/16/2037(a)	7,000,000	7,032,189
Basswood Park CLO Ltd.
Series 2021-1A, Class AR, 5.05% (3 mo. Term SOFR + 1.03%), 04/20/2034(a)	3,000,000	3,002,740
Series 2021-1A, Class BR, 5.52% (3 mo. Term SOFR + 1.50%), 04/20/2034(a)	3,125,000	3,122,344
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(a)	1,000,000	1,000,543
CarVal CLO, Series 2022-1A, Class A1, 5.84% (3 mo. Term SOFR + 1.51%), 04/21/2034(a)	4,000,000	4,008,284
Dryden Senior Loan Fund
Series 2018-55A, Class C, 6.48% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	1,000,000	1,002,417
Series 2018-64A, Class B, 5.99% (3 mo. Term SOFR + 1.66%), 04/18/2031(a)	1,600,000	1,601,920
Flatiron CLO Ltd., Series 2024-1A, Class A1R, 5.33% (3 mo. Term SOFR + 1.08%), 07/15/2036(a)	3,450,000	3,451,867
Magnetite CLO Ltd., Series 2020-27A, Class BR, 6.14% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	2,300,000	2,304,830
Neuberger Berman CLO Ltd.
Series 2019-31A, Class AR2, 5.56% (3 mo. Term SOFR + 1.23%), 01/20/2039(a)	550,000	551,420
Series 2021-43A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 07/17/2036(a)	10,000,000	9,988,901

The accompanying notes are an integral part of these financial statements.

16

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2022-49A, Class BR, 5.87% (3 mo. Term SOFR + 1.55%), 07/25/2035(a)	$3,000,000	$2,999,910
OCP CLO Ltd., Series 2023-29A, Class BR, 5.88% (3 mo. Term SOFR + 1.55%), 01/20/2036(a)	2,750,000	2,752,612
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 5.62% (3 mo. Term SOFR + 1.30%), 07/24/2031(a)	6,000,000	6,001,655
Series 2024-1A, Class A2, 5.77% (3 mo. Term SOFR + 1.45%), 10/15/2032(a)	5,950,000	5,950,357
Series 2024-2A, Class A2, 5.77% (3 mo. Term SOFR + 1.45%), 01/15/2033(a)	12,700,000	12,699,873
TIAA CLO Ltd., Series 2018-1A, Class A2R, 6.08% (3 mo. Term SOFR + 1.75%), 01/20/2032(a)	2,000,000	2,001,860
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $74,434,723)		74,496,157
U.S. GOVERNMENT AGENCY ISSUES - 0.4%
SBA Office of Investments and Innovation
Series 2024-10A, Class 1, 5.04%, 03/10/2034	8,950,543	9,096,248
Series 2025-10B, Class 1, 4.53%, 09/10/2035	3,000,000	2,997,060
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,950,543)		12,093,308
TOTAL INVESTMENTS - 98.8% (Cost $3,125,859,783)		$3,130,251,597
Money Market Deposit Account - 1.5%(d)		48,006,216
Liabilities in Excess of Other Assets - (0.3)%		(9,208,029)
TOTAL NET ASSETS - 100.0%		$3,169,049,784

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $749,904,836 or 23.7% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

17

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Par	Value
BANK LOANS - 91.4%
Communications - 3.6%
Arches Buyer, Inc., Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 12/06/2027	$9,469,350	$9,495,248
MH Sub I LLC, Senior Secured First Lien, 8.25% (3 mo. SOFR US + 4.25%), 05/03/2028	16,541,300	15,952,017
Speedster Bidco GmbH, Senior Secured First Lien
7.24% (3 mo. SOFR US + 3.25%), 10/13/2031	2,204,543	2,212,821
7.55% (3 mo. SOFR US + 3.25%), 10/13/2031	5,663,523	5,684,790
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.91% (1 mo. SOFR US + 4.75%), 03/15/2030	37,674,248	37,438,784
Zayo Group Holdings, Inc., Senior Secured First Lien, 7.54% (1 mo. SOFR US + 3.00%), 03/09/2027	69,950,683	69,147,649
		139,931,309
Consumer Discretionary - 19.7%
AlixPartners LLP, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 08/12/2032	8,361,204	8,314,172
Allied Universal Holdco LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 08/20/2032	102,800,000	103,302,692
Alterra Mountain Co., Senior Secured First Lien
6.66% (1 mo. SOFR US + 2.50%), 08/17/2028	61,401,911	61,580,897
6.66% (1 mo. SOFR US + 2.50%), 05/31/2030	18,736,250	18,794,895
Anticimex Global AB, Senior Secured First Lien, 7.52% (SOFR + 3.40%), 11/16/2028	50,786,154	50,987,981
Belron Finance 2019 LLC, Senior Secured First Lien, 6.74% (3 mo. SOFR US + 2.50%), 10/16/2031	11,471,250	11,543,003
Chariot Buyer LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 09/08/2032	56,771,597	56,895,927
Citrin Cooperman Advisors LLC, Senior Secured First Lien
7.00% (3 mo. SOFR US + 3.00%), 04/01/2032	4,696,970	4,683,043
7.32% (3 mo. Term SOFR + 3.00%), 04/01/2032(a)	303,030	302,132
Clarios Global LP, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 01/28/2032	5,750,000	5,760,781

	Par	Value
CNT Holdings I Corp., Senior Secured First Lien, 6.80% (3 mo. Term SOFR + 2.25%), 11/08/2032	$1,750,000	$1,750,936
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/29/2029	6,570,026	6,567,989
Golden State Foods LLC, Senior Secured First Lien, 8.23% (1 mo. Term SOFR + 4.00%), 12/04/2031	249,370	250,297
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 05/30/2031	14,102,514	14,034,892
Great Outdoors Group LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/23/2032	16,449,929	16,462,267
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 05/04/2028	46,248,793	46,296,891
MIC Glen LLC, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 07/21/2028	14,965,000	15,067,884
Motion Finco Sarl, Senior Secured First Lien, 7.50% (3 mo. SOFR US + 3.50%), 11/30/2029	5,950,088	5,359,541
Peer USA LLC, Senior Secured First Lien, 6.41% (1 mo. Term SOFR + 2.25%), 09/27/2032	15,500,000	15,533,945
PetSmart LLC, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.00%), 08/18/2032	29,887,652	29,476,847
PPV Intermediate Holdings II LLC, Senior Secured First Lien, 9.95% (3 mo. SOFR US + 5.75%), 08/31/2029	29,749,749	29,749,749
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 7.61% (1 mo. Term SOFR + 3.75%), 12/15/2028	1,500,000	1,421,250
Tacala Investment Corp., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 01/31/2031	3,482,412	3,502,001
TRQ Sales LLC, Senior Secured First Lien, 7.61% (1 mo. Term SOFR + 3.25%), 08/13/2032	31,856,261	31,916,151
Wand NewCo 3, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 01/30/2031	39,380,571	39,292,555
Weber-Stephen Products LLC, Senior Secured First Lien
7.64% (1 mo. SOFR US + 3.25%), 10/29/2027	65,714,720	65,221,859

The accompanying notes are an integral part of these financial statements.

18

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer Discretionary - (Continued)
8.61% (1 mo. SOFR US + 4.25%), 10/29/2027	$26,856,608	$26,903,607
7.94% (1 mo. Term SOFR + 3.75%), 09/17/2032	48,000,000	47,565,120
Whatabrands LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 08/03/2028	44,836,866	44,922,504
		763,461,808
Consumer Staples - 1.4%
Froneri US, Inc., Senior Secured First Lien, 7.59% (1 mo. Term SOFR + 2.50%), 07/16/2032	12,125,000	12,113,906
Lavender US HoldCo 1, Inc., Senior Secured First Lien, 7.41% (1 mo. Term SOFR + 3.25%), 09/27/2032	8,875,000	8,891,641
Opal US LLC, Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 04/23/2032	20,125,000	20,202,984
Sazerac Co., Inc., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 2.50%), 07/09/2032	13,625,000	13,723,440
		54,931,971
Financials - 19.1%
Acrisure LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/06/2030	45,474,605	45,453,459
Acuren Delaware Holdco, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 07/30/2031	16,635,786	16,694,011
Alera Group, Inc., Senior Secured Second Lien, 9.66% (1 mo. SOFR US + 5.50%), 05/31/2033	65,578,384	67,617,544
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 2.50%), 09/19/2031	40,398,731	40,331,063
Apex Group Treasury LLC, Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.50%), 02/27/2032	62,858,706	61,601,532
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 02/17/2031	929,321	926,612
6.95% (6 mo. SOFR US + 2.75%), 02/18/2031	17,218,622	17,168,430
Ascensus Holdings, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 08/02/2028	51,884,047	51,905,578
Asurion LLC, Senior Secured Second Lien, 9.64% (1 mo. SOFR US + 5.25%), 01/22/2029	14,481,444	13,895,162

	Par	Value
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 06/13/2031	$50,572,330	$50,676,509
CFC USA 2025 LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 3.75%), 07/01/2032	29,500,000	28,246,250
CRC Insurance Group LLC, Senior Secured Second Lien, 8.75% (3 mo. SOFR US + 4.75%), 05/06/2032	102,986,094	105,062,294
Deerfield Dakota Holding, LLC, Senior Secured First Lien, 7.06% (3 mo. SOFR US + 3.00%), 09/13/2032	52,000,000	52,260,000
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 7.18% (1 mo. SOFR US + 3.00%), 01/08/2032	15,592,465	15,728,899
Howden Group Holdings Ltd., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 04/18/2030	36,651,447	36,662,809
IMA Financial Group, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/01/2028	49,600,669	49,698,134
Summit Acquisition, Inc., Senior Secured First Lien, 7.83% (3 mo. SOFR US + 3.50%), 10/16/2031	17,229,778	17,351,851
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 06/17/2032	66,125,000	66,372,969
		737,653,106
Health Care - 4.9%
Bausch + Lomb Corp., Senior Secured First Lien
8.17% (1 mo. SOFR US + 4.00%), 09/29/2028	8,996,909	9,008,155
8.41% (1 mo. SOFR US + 4.25%), 01/15/2031	35,172,653	35,238,602
Covetrus, Inc., Senior Secured First Lien, 9.00% (3 mo. SOFR US + 5.00%), 10/15/2029	9,075,988	8,128,681
Curium Bidco Sarl, Senior Secured First Lien, 7.00% (3 mo. SOFR US + 3.00%), 08/07/2031	25,658,561	25,701,282
Gainwell Acquisition Corp., Senior Secured First Lien, 8.20% (3 mo. SOFR US + 4.00%), 10/01/2027	29,721,990	29,305,882
Medline Borrower LP, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 10/23/2030	17,518,821	17,528,457

The accompanying notes are an integral part of these financial statements.

19

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Health Care - (Continued)
Precision Medicine Group LLC, Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 08/20/2032	$7,125,000	$7,105,727
Southern Veterinary Partners LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.50%), 12/04/2031	57,811,962	57,770,048
		189,786,834
Industrials - 20.6%
Apple Bidco LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 09/23/2031	12,001,253	12,013,555
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 12/26/2030	6,891,746	6,887,163
Brown Group Holding LLC, Senior Secured First Lien
6.66% (1 mo. SOFR US + 2.50%), 07/01/2031	13,500,000	13,523,558
6.91% (1 mo. SOFR US + 2.75%), 07/01/2031	3,714,175	3,725,057
6.95% (3 mo. SOFR US + 2.75%), 07/01/2031	5,027,492	5,042,222
7.06% (3 mo. SOFR US + 2.75%), 07/01/2031	7,791,329	7,814,157
Crosby US Acquisition Corp., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 08/16/2029	78,596,085	79,013,823
Emrld Borrower LP, Senior Secured First Lien
6.45% (3 mo. SOFR US + 2.25%), 05/31/2030	7,894,955	7,881,375
6.12% (6 mo. SOFR US + 2.25%), 08/04/2031	5,039,826	5,023,447
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
10.52% (3 mo. SOFR US + 6.00%), 05/21/2029	16,010,679	16,090,732
11.02% (3 mo. SOFR US + 6.50%), 05/21/2029	10,360,275	10,412,128
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.02% (3 mo. SOFR US + 3.50%), 05/22/2028	4,722,231	4,754,696
FCG Acquisitions, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 04/03/2028	30,798,708	30,904,655
Filtration Group Corp., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 10/23/2028	76,308,332	76,745,578

	Par	Value
Goat Holdco LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 01/27/2032	$28,507,805	$28,574,085
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 09/24/2032	18,750,000	18,791,063
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.92% (6 mo. SOFR US + 3.75%), 02/15/2029	11,707,214	11,752,696
8.05% (3 mo. SOFR US + 3.75%), 02/15/2029	11,707,214	11,752,696
Icebox Holdco III, Inc., Senior Secured Second Lien, 10.76% (1 mo. SOFR US + 6.50%), 12/24/2029	25,189,641	25,724,921
Icebox Holdco III, Inc., Senior Secured First Lien, 7.55% (3 mo. Term SOFR + 3.50%), 12/22/2028	6,183,979	6,232,926
Indicor LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 11/23/2029	51,764,922	51,891,228
Kaman Corp., Senior Secured First Lien
6.54% (6 mo. SOFR US + 2.50%), 02/26/2032	4,937,904	4,927,756
6.70% (3 mo. SOFR US + 2.50%), 02/26/2032	14,813,713	14,783,271
6.83% (3 mo. SOFR US + 2.50%), 02/26/2032	1,863,167	1,859,338
Kenan Advantage Group, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 01/25/2029	4,540,211	4,490,541
LTI Holdings, Inc., Senior Secured First Lien, 8.57% (1 mo. Term SOFR + 4.25%), 07/30/2029	17,969,018	18,151,942
Oregon Tool Lux LP, Senior Secured Second Lien, 8.71% (3 mo. SOFR US + 4.00%), 10/15/2029	4,404,139	3,436,330
Owens-Brockway Glass Container, Inc., Senior Secured First Lien, 7.16%, 09/24/2032	7,500,000	7,495,313
Pinnacle Buyer LLC, Senior Secured First Lien, 7.22% (1 mo. Term SOFR + 2.50%), 09/13/2032	20,000,000	20,050,000
Pro Mach Group, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 08/31/2028	15,830,747	15,877,765
Project Aurora US Finco, Inc., Senior Secured First Lien, 7.41% (1 mo. Term SOFR + 2.75%), 09/27/2032	13,250,000	13,291,406
Radwell Parent LLC, Senior Secured First Lien, 9.50% (3 mo. SOFR US + 5.50%), 04/01/2029	7,188,429	7,188,429

The accompanying notes are an integral part of these financial statements.

20

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - (Continued)
Signia Aerospace LLC, Senior Secured First Lien
6.74% (3 mo. SOFR US + 3.00%), 12/11/2031	$1,807,692	$1,816,731
6.91% (1 mo. SOFR US + 2.75%), 12/11/2031	21,223,330	21,289,653
7.06% (3 mo. SOFR US + 2.75%), 12/11/2031	414,747	416,043
SPX FLOW, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 04/05/2029	17,511,812	17,613,030
STS Operating, Inc., Senior Secured First Lien, 8.26% (1 mo. SOFR US + 4.00%), 03/25/2031	8,262,975	8,219,966
TK Elevator US Newco, Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 04/30/2030	68,524,308	68,772,024
TransDigm, Inc., Senior Secured First Lien
8.50% (3 mo. SOFR US + 2.25%), 03/22/2030	16,120,706	16,123,043
6.50% (3 mo. SOFR US + 2.50%), 02/28/2031	15,484,246	15,494,079
6.50% (3 mo. SOFR US + 2.50%), 01/20/2032	19,098,672	19,110,896
6.50% (3 mo. SOFR US + 2.50%), 08/13/2032	81,085,000	81,089,054
		796,048,371
Materials - 1.9%
Nouryon Finance BV, Senior Secured First Lien, 7.50% (1 mo. SOFR US + 3.25%), 04/03/2028	1,994,927	2,000,752
Pregis TopCo LLC, Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 02/01/2029	14,339,178	14,454,178
Proampac PG Borrower LLC, Senior Secured First Lien
8.19% (3 mo. SOFR US + 4.00%), 09/15/2028	7,330,073	7,366,723
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	9,322,771	9,369,386
Trident TPI Holdings, Inc., Senior Secured First Lien, 7.75% (3 mo. SOFR US + 3.75%), 09/15/2028	11,706,305	11,517,307
Windsor Holdings III LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 2.75%), 08/01/2030	29,584,514	29,646,198
		74,354,544
Technology - 20.2%
Applied Systems, Inc., Senior Secured Second Lien, 8.80% (3 mo. SOFR US + 4.50%), 02/23/2032	54,375,000	55,802,344

	Par	Value
AthenaHealth Group, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 02/15/2029	$9,920,075	$9,912,834
Avalara, Inc., Senior Secured First Lien
6.92% (3 mo. Term SOFR + 2.75%), 03/29/2032	1,720,893	1,723,518
7.25% (3 mo. SOFR US + 3.25%), 03/29/2032	8,279,250	8,291,876
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/25/2031	28,213,813	28,296,902
Central Parent LLC, Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 07/06/2029	17,835,429	15,473,037
CommScope LLC, Senior Secured First Lien, 9.07% (1 mo. Term SOFR + 5.25%), 12/17/2029	134,625,000	136,445,803
CoreLogic, Inc., Senior Secured First Lien, 7.89% (1 mo. SOFR US + 3.50%), 06/02/2028	58,877,728	58,988,123
CoreLogic, Inc., Senior Secured Second Lien, 10.89% (1 mo. SOFR US + 6.50%), 06/04/2029	32,297,579	32,257,207
Delta Topco, Inc., Senior Secured Second Lien, 9.52% (3 mo. Term SOFR + 5.25%), 11/29/2030	5,000,000	4,996,875
Delta Topco, Inc., Senior Secured First Lien, 7.02% (3 mo. Term SOFR + 2.75%), 11/30/2029	12,250,000	12,132,890
Disco Parent, Inc., Senior Secured First Lien, 7.48% (3 mo. SOFR US + 3.25%), 08/06/2032	250,000	251,250
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.91% (1 mo. SOFR US + 4.75%), 11/22/2032	73,666,280	75,569,080
Ellucian Holdings, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 10/09/2029	6,588,969	6,596,645
Epicor Software Corp., Senior Secured First Lien, 6.82% (1 mo. Term SOFR + 2.75%), 05/30/2031	30,260,820	30,333,597
Polaris Newco LLC, Senior Secured First Lien, 8.68% (3 mo. SOFR US + 4.00%), 06/05/2028	33,505,907	32,363,523
Proofpoint, Inc., Senior Secured First Lien
7.16% (1 mo. SOFR US + 3.00%), 08/31/2028	99,104,785	99,617,157
7.32% (1 mo. Term SOFR + 3.00%), 08/31/2028	750,000	753,877

The accompanying notes are an integral part of these financial statements.

21

Aristotle Floating Rate Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
RealPage, Inc., Senior Secured First Lien
7.38% (3 mo. SOFR US + 3.00%), 04/24/2028	$23,761,193	$23,729,591
7.75% (3 mo. SOFR US + 3.75%), 04/24/2028	57,448,345	57,703,415
UKG, Inc., Senior Secured First Lien, 6.81% (3 mo. SOFR US + 2.50%), 02/10/2031	76,501,393	76,511,720
X Corp., Senior Secured First Lien, 11.11% (3 mo. SOFR US + 6.50%), 10/29/2029	15,133,742	14,866,783
		782,618,047
TOTAL BANK LOANS (Cost $3,518,621,858)		3,538,785,990
	Shares
EXCHANGE TRADED FUNDS - 4.9%
Invesco Senior Loan ETF	2,687,072	56,240,417
iShares iBoxx $ High Yield Corporate Bond ETF	300,000	24,357,000
SPDR Blackstone Senior Loan ETF	1,403,453	58,355,576
SPDR Bloomberg High Yield Bond ETF	200,000	19,598,000
SPDR Bloomberg Short Term High Yield Bond ETF	1,169,350	29,935,360
TOTAL EXCHANGE TRADED FUNDS (Cost $183,071,983)		188,486,353
	Par
CORPORATE BONDS - 4.0%
Consumer Discretionary - 0.8%
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031(b)	$2,625,000	2,264,304
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	3,600,000	3,736,427
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/2031(b)	2,633,000	2,453,154
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	20,343,625	21,450,318
		29,904,203
Financials - 2.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(b)	81,996,000	82,237,396
7.38%, 10/01/2032(b)	21,535,000	22,217,281
		104,454,677

	Par	Value
Industrials - 0.2%
Goat Holdco LLC, 6.75%, 02/01/2032(b)	$8,270,000	$8,484,149
Technology - 0.3%
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029(b)	6,985,000	6,040,663
CoreLogic, Inc., 4.50%, 05/01/2028(b)	4,000,000	3,891,309
		9,931,972
TOTAL CORPORATE BONDS (Cost $150,786,725)		152,775,001
TOTAL INVESTMENTS - 100.3% (Cost $3,852,480,566)		$3,880,047,344
Money Market Deposit Account - 6.1%(c)		234,674,977
Liabilities in Excess of Other Assets - (6.3)%		(244,499,330)
TOTAL NET ASSETS - 100.0%		$3,870,222,991

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CFC - Cooperative Finance Corporation
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
As of September 30, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $152,775,001 or 4.0% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

22

ARISTOTLE GROWTH EQUITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Communication Services - 12.1%
Alphabet, Inc. - Class A	42,400	$10,307,440
Meta Platforms, Inc. - Class A	13,105	9,624,050
Netflix, Inc.(a)	3,086	3,699,867
Take-Two Interactive Software, Inc.(a)	10,734	2,773,236
		26,404,593
Consumer Discretionary - 12.1%
Amazon.com, Inc.(a)	70,033	15,377,146
Home Depot, Inc.	11,543	4,677,108
O'Reilly Automotive, Inc.(a)	29,888	3,222,225
Tesla, Inc.(a)	7,193	3,198,871
		26,475,350
Consumer Staples - 2.3%
Costco Wholesale Corp.	3,689	3,414,649
Darling Ingredients, Inc.(a)	51,335	1,584,711
		4,999,360
Energy - 0.4%
Antero Resources Corp.(a)	22,851	766,880
Financials - 5.1%
Coinbase Global, Inc. - Class A(a)	3,402	1,148,141
S&P Global, Inc.	3,863	1,880,160
Visa, Inc. - Class A	23,473	8,013,213
		11,041,514
Health Care - 7.0%
Adaptive Biotechnologies Corp.(a)	220,041	3,291,813
Bio-Techne Corp.	55,867	3,107,881
Eli Lilly & Co.	4,119	3,142,797
Guardant Health, Inc.(a)	50,706	3,168,111
UnitedHealth Group, Inc.	2,943	1,016,218
Vertex Pharmaceuticals, Inc.(a)	3,987	1,561,469
		15,288,289
Industrials - 5.8%
AMETEK, Inc.	14,461	2,718,668
Chart Industries, Inc.(a)	8,381	1,677,457
Norfolk Southern Corp.	8,157	2,450,445
Quanta Services, Inc.	7,791	3,228,746
Uber Technologies, Inc.(a)	25,929	2,540,264
		12,615,580
Information Technology - 52.7%(b)
Analog Devices, Inc.	13,208	3,245,206
Apple, Inc.	80,471	20,490,331
Broadcom, Inc.	37,909	12,506,558
Crowdstrike Holdings, Inc. - Class A(a)	4,621	2,266,046

	Shares	Value
HubSpot, Inc.(a)	3,772	$1,764,542
KLA Corp.	3,807	4,106,230
Microsoft Corp.	51,105	26,469,835
NVIDIA Corp.	168,804	31,495,450
Oracle Corp.	23,679	6,659,482
ServiceNow, Inc.(a)	2,372	2,182,904
Shopify, Inc. - Class A(a)	7,348	1,091,986
Synopsys, Inc.(a)	5,279	2,604,606
		114,883,176
Materials - 1.1%
Linde PLC	5,207	2,473,325
TOTAL COMMON STOCKS (Cost $114,974,306)		214,948,067
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.6%
Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.	6,173	514,458
Prologis, Inc.	6,942	794,998
		1,309,456
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,556,246)		1,309,456
TOTAL INVESTMENTS - 99.2% (Cost $116,530,552)		$216,257,523
Money Market Deposit Account - 0.9%(c)		1,910,258
Liabilities in Excess of Other Assets - (0.1)%		(181,692)
TOTAL NET ASSETS - 100.0%		$217,986,089

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

23

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 82.2%
Communications - 6.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	$265,000	$263,433
6.38%, 09/01/2029(a)	240,000	243,495
4.75%, 03/01/2030(a)	565,000	542,596
4.25%, 02/01/2031(a)	850,000	783,578
4.25%, 01/15/2034(a)	200,000	173,038
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	500,000	526,327
CSC Holdings LLC
11.75%, 01/31/2029(a)	275,000	231,431
3.38%, 02/15/2031(a)	200,000	129,145
EchoStar Corp., 10.75%, 11/30/2029	500,000	550,475
Level 3 Financing, Inc.
6.88%, 06/30/2033(a)	600,000	612,009
7.00%, 03/31/2034(a)	350,000	356,328
Univision Communications, Inc.
8.00%, 08/15/2028(a)	475,000	492,577
8.50%, 07/31/2031(a)	200,000	206,694
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031(a)	270,000	254,305
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	350,000	279,631
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	850,000	881,154
		6,526,216
Consumer Discretionary - 16.6%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029(a)	315,000	301,217
6.13%, 06/15/2029(a)	175,000	179,166
4.00%, 10/15/2030(a)	400,000	377,387
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	575,000	603,388
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030(a)	1,075,000	1,105,836
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033(a)	300,000	324,349
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	625,000	650,252
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	562,000	542,238
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)	325,000	310,980
6.50%, 02/15/2032(a)	300,000	306,184
Carnival Corp.
5.13%, 05/01/2029(a)	50,000	50,000
5.88%, 06/15/2031(a)	725,000	743,403
5.75%, 08/01/2032(a)	150,000	152,839

	Par	Value
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030(a)	$275,000	$284,296
6.75%, 09/15/2032(a)	75,000	76,709
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(a)	600,000	628,953
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029(a)	325,000	309,580
6.75%, 01/15/2030(a)	230,000	215,995
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	485,000	461,724
Ford Motor Co., 3.25%, 02/12/2032	250,000	218,805
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	200,000	208,633
Garda World Security Corp., 8.25%, 08/01/2032(a)	350,000	363,126
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031(a)	325,000	325,374
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/2032(a)	275,000	279,496
LGI Homes, Inc., 7.00%, 11/15/2032(a)	300,000	293,250
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	3,370,000	2,778,476
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)	100,000	99,614
Motion Finco Sarl, 8.38%, 02/15/2032(a)	350,000	302,966
Newell Brands, Inc., 8.50%, 06/01/2028(a)	650,000	689,153
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032(a)	275,000	276,096
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(a)	350,000	353,340
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(a)	475,000	467,421
Six Flags Entertainment Corp., 7.25%, 05/15/2031(a)	450,000	450,473
Veritiv Operating Co., 10.50%, 11/30/2030(a)	650,000	698,411
Viking Cruises Ltd.
7.00%, 02/15/2029(a)	90,000	90,514
9.13%, 07/15/2031(a)	425,000	456,473
5.88%, 10/15/2033(a)	275,000	275,537
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)	50,000	49,992
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	534,275	563,340
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)	435,000	468,569
6.25%, 03/15/2033(a)	100,000	101,617
		17,435,172

The accompanying notes are an integral part of these financial statements.

24

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples - 4.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	$750,000	$711,810
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	394,930	419,511
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)	165,000	174,344
9.63%, 09/15/2032(a)	500,000	541,046
Froneri Lux FinCo SARL, 6.00%, 08/01/2032(a)	500,000	501,205
Opal Bidco SAS, 6.50%, 03/31/2032(a)	300,000	307,688
Post Holdings, Inc., 6.38%, 03/01/2033(a)	575,000	581,790
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029(a)	250,000	250,157
4.38%, 04/30/2029(a)	275,000	267,133
US Foods, Inc., 5.75%, 04/15/2033(a)	125,000	125,967
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	850,000	852,309
		4,732,960
Energy - 11.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029(a)	835,000	832,553
6.63%, 02/01/2032(a)	25,000	25,770
5.75%, 10/15/2033(a)	100,000	99,619
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	650,000	667,243
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033(a)	225,000	228,937
Civitas Resources, Inc.
8.63%, 11/01/2030(a)	150,000	155,464
9.63%, 06/15/2033(a)	200,000	211,401
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	200,000	192,770
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	315,000	312,278
7.50%, 12/15/2033(a)	400,000	434,344
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,257,000	1,284,247
Energy Transfer LP
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	725,000	753,160
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	950,000	946,478
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	250,000	261,682
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032(a)	300,000	316,638

	Par	Value
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	$375,000	$381,133
5.63%, 03/15/2031(a)	25,000	24,831
7.25%, 05/01/2032(a)	500,000	525,110
5.88%, 03/15/2034(a)	25,000	24,799
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034(a)	200,000	198,118
Targa Resources Corp., 4.20%, 02/01/2033	1,000,000	950,615
Transocean International Ltd., 8.50%, 05/15/2031(a)	250,000	245,190
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(a)	550,000	495,957
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	350,000	347,123
9.88%, 02/01/2032(a)	1,135,000	1,236,410
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035(a)	125,000	141,167
6.75%, 01/15/2036(a)	300,000	318,841
Vital Energy, Inc., 7.88%, 04/15/2032(a)	375,000	364,283
WBI Operating LLC
6.25%, 10/15/2030(a)	150,000	150,187
6.50%, 10/15/2033(a)	25,000	24,969
		12,151,317
Financials - 14.5%
Acrisure LLC / Acrisure Finance, Inc.
7.50%, 11/06/2030(a)	1,075,000	1,120,720
6.75%, 07/01/2032(a)	225,000	231,863
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(a)	500,000	509,260
6.50%, 10/01/2031(a)	1,075,000	1,100,459
7.38%, 10/01/2032(a)	275,000	283,713
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/2033(a)	475,000	488,652
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	450,000	471,226
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	1,125,000	1,183,595
Banco Mercantil del Norte SA/Grand Cayman, 6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual(a)	300,000	293,037
Barclays PLC
19.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	200,000	227,414
7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	625,000	662,978
Broadstreet Partners Group LLC, 5.88%, 04/15/2029(a)	500,000	498,959
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	750,000	764,137

The accompanying notes are an integral part of these financial statements.

25

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(a)	$925,000	$960,518
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(a)	125,000	120,552
Iron Mountain, Inc.
4.88%, 09/15/2029(a)	405,000	399,027
4.50%, 02/15/2031(a)	75,000	71,662
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	1,300,000	1,351,239
Kilroy Realty LP, 5.88%, 10/15/2035	450,000	456,391
Osaic Holdings, Inc., 8.00%, 08/01/2033(a)	300,000	311,174
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	1,500,000	1,561,227
Rocket Cos., Inc.
6.13%, 08/01/2030(a)	325,000	333,793
6.38%, 08/01/2033(a)	350,000	361,677
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	400,000	404,776
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	500,000	517,303
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual(a)	500,000	515,001
		15,200,353
Health Care - 3.0%
1261229 BC Ltd., 10.00%, 04/15/2032(a)	225,000	230,815
Centene Corp., 2.50%, 03/01/2031	325,000	280,163
Charles River Laboratories International, Inc., 4.00%, 03/15/2031(a)	350,000	326,218
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(a)	180,000	155,783
10.88%, 01/15/2032(a)	200,000	212,069
Medline Borrower LP
3.88%, 04/01/2029(a)	750,000	723,884
5.25%, 10/01/2029(a)	400,000	396,837
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	25,000	25,666
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	74,382
4.25%, 06/01/2029	125,000	122,181
4.38%, 01/15/2030	615,000	598,629
		3,146,627
Industrials - 11.2%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	350,000	362,880
BWX Technologies, Inc., 4.13%, 04/15/2029(a)	1,285,000	1,245,191

	Par	Value
Chart Industries, Inc.
7.50%, 01/01/2030(a)	$400,000	$416,794
9.50%, 01/01/2031(a)	600,000	643,354
Clean Harbors, Inc., 5.75%, 10/15/2033(a)	100,000	100,953
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	510,000	524,892
EquipmentShare.com, Inc., 9.00%, 05/15/2028(a)	500,000	529,737
GFL Environmental, Inc., 4.38%, 08/15/2029(a)	1,200,000	1,171,787
Goat Holdco LLC, 6.75%, 02/01/2032(a)	525,000	538,595
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	300,000	313,932
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032(a)	650,000	675,773
Oregon Tool Lux LP, 7.88%, 10/15/2029(a)	642,447	337,285
Regal Rexnord Corp., 6.40%, 04/15/2033	875,000	939,770
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	1,000,000	1,028,167
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	435,000	433,795
TransDigm, Inc.
6.75%, 08/15/2028(a)	325,000	331,600
6.38%, 03/01/2029(a)	525,000	537,417
6.88%, 12/15/2030(a)	175,000	181,480
6.63%, 03/01/2032(a)	100,000	103,080
6.00%, 01/15/2033(a)	350,000	354,187
6.38%, 05/31/2033(a)	675,000	684,276
6.75%, 01/31/2034(a)	300,000	310,402
		11,765,347
Materials - 7.7%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028(a)	700,000	731,555
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	375,000	328,856
Inversion Escrow Issuer LLC, 6.75%, 08/01/2032(a)	300,000	295,722
Iris Holding, Inc., 10.00%, 12/15/2028(a)	295,000	267,155
LABL, Inc.
5.88%, 11/01/2028(a)	485,000	376,690
8.63%, 10/01/2031(a)	1,075,000	790,570
Magnera Corp., 7.25%, 11/15/2031(a)	475,000	447,326
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	250,000	247,827
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(a)	75,000	75,829
9.25%, 04/15/2027(a)	240,000	240,752

The accompanying notes are an integral part of these financial statements.

26

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - (Continued)
Novelis Corp.
4.75%, 01/30/2030(a)	$85,000	$82,067
3.88%, 08/15/2031(a)	325,000	296,568
Olympus Water US Holding Corp.
7.25%, 06/15/2031(a)	975,000	989,050
7.25%, 02/15/2033(a)	200,000	200,333
Perenti Finance Pty Ltd., 7.50%, 04/26/2029(a)	200,000	209,368
Sealed Air Corp., 6.88%, 07/15/2033(a)	1,000,000	1,086,852
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(a)	125,000	125,491
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	325,000	333,790
Standard Industries, Inc./NY, 4.38%, 07/15/2030(a)	145,000	139,117
Trivium Packaging Finance BV
8.25%, 07/15/2030(a)	200,000	213,520
12.25%, 01/15/2031(a)	325,000	352,068
WR Grace Holdings LLC, 6.63%, 08/15/2032(a)	325,000	321,557
		8,152,063
Technology - 4.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	500,000	519,580
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029(a)	625,000	540,503
CommScope LLC, 9.50%, 12/15/2031(a)	485,000	502,327
CoreWeave, Inc.
9.25%, 06/01/2030(a)	150,000	155,101
9.00%, 02/01/2031(a)	125,000	128,266
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	725,000	738,353
Kioxia Holdings Corp.
6.25%, 07/24/2030(a)	200,000	204,227
6.63%, 07/24/2033(a)	450,000	463,120
Open Text Corp., 6.90%, 12/01/2027(a)	350,000	364,541
Open Text Holdings, Inc., 4.13%, 12/01/2031(a)	440,000	407,317
Rackspace Finance LLC, 3.50%, 05/15/2028(a)	185,500	78,641
UKG, Inc., 6.88%, 02/01/2031(a)	1,075,000	1,110,034
		5,212,010
Utilities - 2.0%
NRG Energy, Inc.
3.63%, 02/15/2031(a)	450,000	416,412
5.75%, 01/15/2034(a)	75,000	74,970
6.25%, 11/01/2034(a)	300,000	307,715
6.00%, 01/15/2036(a)	75,000	75,057

	Par	Value
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual(a)	$675,000	$690,939
Vistra Operations Co. LLC
4.38%, 05/01/2029(a)	425,000	416,413
7.75%, 10/15/2031(a)	100,000	105,892
		2,087,398
TOTAL CORPORATE BONDS (Cost $85,305,105)		86,409,463
BANK LOANS - 6.4%
Industrials - 4.9%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
10.52% (3 mo. SOFR US + 6.00%), 05/21/2029	400,000	402,000
11.02% (3 mo. SOFR US + 6.50%), 05/21/2029	478,568	480,963
Gloves Buyer, Inc., Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 05/24/2032	400,000	389,500
Icebox Holdco III, Inc., Senior Secured Second Lien, 10.76% (1 mo. SOFR US + 6.50%), 12/24/2029	500,000	510,625
Indicor LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 11/23/2029	488,843	490,036
Lsf12 Crown US Commercial Bidco LLC, Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 12/02/2031	800,000	802,252
Merlin Buyer, Inc., Senior Secured First Lien, 8.30% (3 mo. Term SOFR + 4.00%), 12/14/2028	500,000	502,500
Oregon Tool Lux LP, Senior Secured Second Lien, 8.71% (3 mo. SOFR US + 4.00%), 10/15/2029	856,902	668,598
STS Operating, Inc., Senior Secured First Lien, 8.26% (1 mo. SOFR US + 4.00%), 03/25/2031	395,597	393,538
TK Elevator US Newco, Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 04/30/2030	492,547	494,327
		5,134,339
Materials - 0.5%
Iris Holding, Inc., Senior Secured First Lien
9.16% (3 mo. SOFR US + 4.75%), 06/28/2028	278,600	271,151
9.26% (3 mo. SOFR US + 4.75%), 06/28/2028	261,884	254,881
		526,032

The accompanying notes are an integral part of these financial statements.

27

Aristotle High Yield Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - 1.0%
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.91% (1 mo. SOFR US + 4.75%), 11/22/2032	$500,000	$512,915
Epicor Software Corp., Senior Secured First Lien, 6.82% (1 mo. Term SOFR + 2.75%), 05/30/2031	495,000	496,191
		1,009,106
TOTAL BANK LOANS (Cost $6,600,606)		6,669,477
COLLATERALIZED LOAN OBLIGATIONS - 3.8%
Aimco CDO, Series 2019-10A, Class ERR, 9.98% (3 mo. Term SOFR + 5.65%), 07/22/2037(a)	250,000	253,809
Clover CLO, Series 2018-1A, Class ERR, 10.73% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	250,000	253,128
Eaton Vance Management, Series 2020-1A, Class ERR, 10.57% (3 mo. Term SOFR + 6.25%), 10/15/2037(a)	500,000	507,548
OHA Credit Partners Ltd., Series 2012-7A, Class ER4, 8.70% (3 mo. Term SOFR + 4.50%), 02/20/2038(a)	500,000	500,105
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 10.03% (3 mo. Term SOFR + 5.70%), 07/20/2037(a)	1,000,000	1,015,822
RR Ltd./Cayman Islands
Series 2020-8A, Class DR, 10.57% (3 mo. Term SOFR + 6.25%), 07/15/2037(a)	500,000	500,635
Series 2024-30A, Class D, 10.07% (3 mo. Term SOFR + 5.75%), 07/15/2036(a)	500,000	508,146
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.96% (3 mo. Term SOFR + 7.63%), 01/18/2035(a)	500,000	501,647
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,001,608)		4,040,840

	Shares	Value
COMMON STOCKS - 0.2%
Industrials - 0.2%
Chart Industries, Inc.(b)	1,083	$216,762
TOTAL COMMON STOCKS (Cost $132,813)		216,762
TOTAL INVESTMENTS - 92.6% (Cost $96,040,132)		$97,336,542
Money Market Deposit Account - 6.9%(c)		7,292,445
Other Assets in Excess of Liabilities - 0.5%		483,370
TOTAL NET ASSETS - 100.0%		$105,112,357

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $82,918,916 or 78.9% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

28

Aristotle International Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Austria - 3.7%
Erste Group Bank AG	212,100	$20,718,192
Canada - 8.7%
Brookfield Corp.	395,300	27,123,085
Cameco Corp.	257,900	21,644,550
		48,767,635
France - 12.0%
Amundi SA(a)	119,600	9,464,092
Cie Generale des Etablissements Michelin SCA	322,000	11,545,500
LVMH Moet Hennessy Louis Vuitton SE	16,500	10,083,064
Safran SA	71,000	25,015,674
TotalEnergies SE	178,100	10,816,687
		66,925,017
Germany - 7.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,200	17,353,073
Nemetschek SE	153,500	19,968,066
Symrise AG	76,400	6,641,216
		43,962,355
Hong Kong - 1.6%
AIA Group Ltd.	919,200	8,817,620
Ireland - 4.7%
Accenture PLC - Class A	53,700	13,242,420
Experian PLC	262,800	13,155,021
		26,397,441
Japan - 19.7%
Daikin Industries Ltd.	69,600	8,038,462
FANUC Corp.	259,400	7,475,828
Fast Retailing Co. Ltd.	41,100	12,517,456
Kubota Corp.	440,600	5,550,514
MonotaRO Co. Ltd.	987,400	14,395,202
NIDEC CORP	211,000	3,757,437
Otsuka Holdings Co. Ltd.	189,800	10,086,474
Pan Pacific International Holdings Corp.	3,217,000	21,209,555
Sony Financial Group, Inc.(b)	893,700	991,086
Sony Group Corp.	893,700	25,738,028
		109,760,042
Mexico - 2.7%
Wal-Mart de Mexico SAB de CV	4,833,000	14,931,670
Netherlands - 2.8%
Akzo Nobel NV	109,000	7,755,093
Heineken NV	104,100	8,117,783
		15,872,876
Peru - 3.6%
Credicorp Ltd.	76,500	20,370,420

	Shares	Value
Singapore - 3.5%
DBS Group Holdings Ltd.	498,950	$19,784,714
South Korea - 1.9%
Samsung Electronics Co. Ltd.	180,100	10,769,673
Sweden - 2.0%
Assa Abloy AB - Class B	321,900	11,167,206
Switzerland - 6.1%
Alcon AG	150,200	11,181,273
DSM-Firmenich AG	76,200	6,487,847
Roche Holding AG	49,400	16,128,459
		33,797,579
United Kingdom - 14.8%
Ashtead Group PLC	232,100	15,498,305
Coca-Cola Europacific Partners PLC	187,700	16,969,957
Diageo PLC	412,500	9,849,960
GSK PLC	465,900	9,865,638
Haleon PLC	2,839,800	12,695,172
Rentokil Initial PLC	1,555,500	7,861,703
Unilever PLC	168,000	9,972,504
		82,713,239
TOTAL COMMON STOCKS (Cost $382,612,932)		534,755,679
TOTAL INVESTMENTS - 95.7% (Cost $382,612,932)		$534,755,679
Money Market Deposit Account - 2.4%(c)		13,429,527
Other Assets in Excess of Liabilities - 1.9%		10,369,695
TOTAL NET ASSETS - 100.0%		$558,554,901

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $9,464,092 or 1.7% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

29

Aristotle International Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)
Sector Classification as of September 30, 2025
(% of Net Assets)

Financials	$124,622,282	22.2%
Industrials	111,915,352	20.0
Consumer Discretionary	81,093,603	14.6
Health Care	59,957,016	10.8
Consumer Staples	59,841,874	10.6
Information Technology	43,980,159	7.9
Energy	32,461,237	5.8
Materials	20,884,156	3.8
Other Assets in Excess of Liabilities	23,799,222	4.3
	$558,554,901	100.0%

The accompanying notes are an integral part of these financial statements.

30

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES H
Schedule of Investments
September 30, 2025 (Unaudited)

	Par	Value
BANK LOANS - 71.8%
Consumer Discretionary - 11.5%
Caesars Entertainment, Inc., Senior Secured First Lien, 6.57% (1 mo. Term SOFR + 3.25%), 02/06/2030	$99,390	$99,364
Chariot Buyer LLC, Senior Secured First Lien, 7.22% (1 mo. Term SOFR + 3.00%), 09/08/2032	199,483	199,920
Six Flags Entertainment Corp., Senior Secured First Lien, 6.32% (1 mo. Term SOFR + 2.00%), 05/01/2031	149,496	148,749
Wand NewCo 3, Inc., Senior Secured First Lien, 6.82% (1 mo. Term SOFR + 2.50%), 01/30/2031	148,057	147,726
		595,759
Consumer Staples - 1.0%
Primo Brands Corp., Senior Secured First Lien, 6.55% (3 mo. Term SOFR + 2.25%), 03/31/2028	50,000	50,048
Energy - 5.8%
Colossus Acquireco LLC, Senior Secured First Lien, 6.10% (1 mo. Term SOFR + 1.75%), 07/30/2032	200,000	199,000
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 6.57% (1 mo. Term SOFR + 2.25%), 10/05/2028	100,000	100,097
		299,097
Financials - 18.8%(a)
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.89% (1 mo. Term SOFR + 1.75%), 06/24/2030	199,499	199,776
CoreLogic, Inc., Senior Secured First Lien, 7.93% (1 mo. Term SOFR + 3.50%), 06/02/2028	199,482	199,856
HUB International Ltd., Senior Secured First Lien, 6.58% (3 mo. Term SOFR + 2.50%), 06/20/2030	170,714	171,156
IMA Financial Group, Inc., Senior Secured First Lien, 7.32% (1 mo. Term SOFR + 3.75%), 11/01/2028	200,000	200,393
USI, Inc./NY, Senior Secured First Lien, 6.55% (3 mo. Term SOFR + 2.25%), 11/23/2029	200,000	199,969
		971,150
Health Care - 5.8%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.13% (1 mo. Term SOFR + 1.75%), 08/02/2027	100,000	100,002
Medline Borrower LP, Senior Secured First Lien, 6.32% (1 mo. Term SOFR + 2.00%), 10/23/2028	199,497	199,696
		299,698

	Par	Value
Industrials - 14.5%
APi Group DE, Inc., Senior Secured First Lien, 6.07% (1 mo. Term SOFR + 1.75%), 01/03/2029	$50,000	$50,021
Chart Industries, Inc., Senior Secured First Lien, 6.79% (3 mo. Term SOFR + 2.50%), 03/18/2030	100,000	100,687
Indicor LLC, Senior Secured First Lien, 7.05% (3 mo. Term SOFR + 2.75%), 11/23/2029	199,499	199,986
TK Elevator US Newco, Inc., Senior Secured First Lien, 7.20% (1 mo. Term SOFR + 3.00%), 04/30/2030	199,500	200,221
TransDigm, Inc., Senior Secured First Lien, 6.80% (3 mo. Term SOFR + 2.50%), 02/28/2031	199,496	199,623
		750,538
Materials - 2.9%
Quikrete Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. Term SOFR + 2.25%), 04/14/2031	149,499	149,622
Technology - 11.5%
CommScope LLC, Senior Secured First Lien, 9.07% (1 mo. Term SOFR + 5.25%), 12/17/2029	100,000	101,352
Epicor Software Corp., Senior Secured First Lien, 6.82% (1 mo. Term SOFR + 2.75%), 05/30/2031	199,497	199,977
Tempo Acquisition LLC, Senior Secured First Lien, 6.07% (1 mo. Term SOFR + 1.75%), 08/31/2028	200,000	196,056
UKG, Inc., Senior Secured First Lien, 6.81% (1 mo. Term SOFR + 3.00%), 02/10/2031	99,496	99,510
		596,895
TOTAL BANK LOANS (Cost $3,707,674)		3,712,807
CORPORATE BONDS - 27.2%
Consumer Discretionary - 4.8%
1011778 BC ULC / New Red Finance, Inc., 3.50%, 02/15/2029(b)	100,000	95,624
Carnival Corp., 6.13%, 02/15/2033(b)	50,000	51,283
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(b)	50,000	48,120
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	50,000	51,895
		246,922
Consumer Staples - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.25%, 03/15/2033(b)	50,000	51,211

The accompanying notes are an integral part of these financial statements.

31

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES H
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - 2.0%
Energy Transfer LP, 6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	$50,000	$49,815
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)	50,000	54,467
		104,282
Financials - 15.4%(a)
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032(b)	100,000	103,051
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.50%, 10/01/2031(b)	100,000	102,368
Banco Mercantil del Norte SA/Grand Cayman, 7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(b)	200,000	205,333
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(b)	200,000	203,770
Goldman Sachs Group, Inc., 6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	50,000	51,998
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(b)	25,000	25,985
Rocket Cos., Inc., 6.38%, 08/01/2033(b)	100,000	103,337
		795,842
Industrials - 2.0%
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	100,000	104,360
Materials - 1.0%
Sealed Air Corp., 6.88%, 07/15/2033(b)	50,000	54,343
Technology - 1.0%
Fair Isaac Corp., 6.00%, 05/15/2033(b)	50,000	50,747
TOTAL CORPORATE BONDS (Cost $1,393,369)		1,407,707
TOTAL INVESTMENTS - 99.0% (Cost $5,101,043)		$5,120,514
Money Market Deposit Account - 4.1%(c)		212,014
Liabilities in Excess of Other Assets - (3.1)%		(158,599)
TOTAL NET ASSETS - 100.0%		$5,173,929

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,305,894 or 25.2% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

32

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES I
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES - 46.7%
Carvana Auto Receivables Trust
Series 2022-N1, Class D, 4.13%, 12/11/2028(a)	$63,663	$63,167
Series 2024-N2, Class C, 5.82%, 09/10/2030(a)	100,000	101,638
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(a)	86,423	87,701
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4, 5.17%, 05/15/2030	10,000	10,108
John Deere Owner Trust 2022, Series 2022-B, Class A3, 3.74%, 02/16/2027	9,497	9,484
Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/2030(a)	100,000	100,054
Marriott Vacations Worldwide Corp., Series 2023-1A, Class A, 4.93%, 10/20/2040(a)	61,943	62,414
Navient Student Loan Trust
Series 2015-BA, Class A3, 5.71% (1 mo. Term SOFR + 1.56%), 07/16/2040(a)	61,621	61,822
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	55,385	54,476
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	70,048	66,451
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	80,297	75,173
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	88,312	80,786
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class C, 4.19%, 11/14/2028(a)	100,000	99,607
Pagaya AI Debt Selection Trust, Series 2024-11, Class A, 5.09%, 07/15/2032(a)	86,913	87,261
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class B, 5.98%, 04/16/2029	50,000	50,759
Series 2024-5, Class C, 4.78%, 01/15/2031	50,000	50,312
Series 2025-3, Class B, 4.49%, 09/15/2031	100,000	100,952
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037(a)	96,264	96,717
SMB Private Education Loan Trust
Series 2021-A, Class A2B, 1.59%, 01/15/2053(a)	87,530	80,831
Series 2022-D, Class A1A, 5.37%, 10/15/2058(a)	57,973	58,980

	Par	Value
Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 09/20/2035(a)	$150,000	$149,895
TOTAL ASSET-BACKED SECURITIES (Cost $1,542,062)		1,548,588
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.2%
Angel Oak Mortgage Trust LLC
Series 2025-4, Class A1, 5.86%, 04/25/2070(a)(b)	128,740	130,429
Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(c)	145,112	146,465
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19%, 03/25/2064(a)(b)	184,593	186,951
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065(a)(b)	141,155	142,042
Onslow Bay Mortgage Loan Trust, Series 2025-NQM11, Class A1, 5.42%, 05/25/2065(a)(b)	97,115	97,948
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $700,039)		703,835
COLLATERALIZED LOAN OBLIGATIONS - 14.6%
Dryden Senior Loan Fund, Series 2017-53A, Class AR, 5.30% (3 mo. Term SOFR + 1.00%), 01/15/2031(a)	232,188	232,410
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 5.41% (3 mo. Term SOFR + 1.15%), 04/22/2035(a)	250,000	250,499
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $482,188)		482,909
CORPORATE BONDS - 12.7%
Financials - 9.5%
Bank of America Corp., 6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	100,000	104,161
JPMorgan Chase & Co., 6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	100,000	103,625
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055(a)	100,000	107,702
		315,488

The accompanying notes are an integral part of these financial statements.

33

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES I
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - 3.2%
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	$50,000	$51,726
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	50,000	52,157
		103,883
TOTAL CORPORATE BONDS (Cost $411,569)		419,371
TOTAL INVESTMENTS - 95.2% (Cost $3,135,858)		$3,154,703
Money Market Deposit Account - 4.2%(d)		137,991
Other Assets in Excess of Liabilities - 0.6%		19,643
TOTAL NET ASSETS - 100.0%		$3,312,337

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,621,419 or 79.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

34

Aristotle Portfolio Optimization Aggressive Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 50.4%
Equity Exchange Traded Funds - 48.9%
iShares Core MSCI Emerging Markets ETF	107,339	$7,075,787
iShares Core U.S. REIT ETF	121,842	7,154,562
iShares MSCI EAFE Value ETF	84,067	5,702,265
iShares Russell 1000 Value ETF	167,386	34,078,116
iShares Russell 2000 Growth ETF	39,746	12,720,310
iShares Russell 2000 Value ETF	159,498	28,200,841
iShares Russell Mid-Cap Growth ETF	128,717	18,330,588
iShares Russell Mid-Cap Value ETF	122,186	17,065,719
Vanguard FTSE All World ex-US Small-Cap ETF	59,613	8,497,833
		138,826,021
Fixed Income Exchange Traded Funds - 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	29,538	2,811,722
iShares TIPS Bond ETF	12,676	1,409,825
		4,221,547
TOTAL EXCHANGE TRADED FUNDS (Cost $124,730,572)		143,047,568
AFFILIATED OPEN-END FUNDS - 49.4%
Affiliated Equity Open-End Funds - 44.0%
Aristotle Core Equity Fund - Class I(a)	3,634,604	59,571,164
Aristotle Growth Equity Fund - Class I(a)	2,252,223	39,841,826
Aristotle International Equity Fund - Class I(a)	1,984,188	25,476,979
		124,889,969
Affiliated Fixed Income Open-End Funds - 5.4%
Aristotle Core Bond Fund - Class I(a)	159,864	1,411,597
Aristotle Floating Rate Income Fund - Class I(a)	150,309	1,417,416
Aristotle High Yield Bond Fund - Class I(a)	753,309	7,043,439
Aristotle Short Duration Income Fund - Class I(a)	548,932	5,643,021
		15,515,473
TOTAL AFFILIATED OPEN-END FUNDS (Cost $99,846,653)		140,405,442
TOTAL INVESTMENTS - 99.8% (Cost $224,577,225)		$283,453,010
Money Market Deposit Account - 0.2%(b)		708,464
Liabilities in Excess of Other Assets - (0.0)%(c)		(172,366)
TOTAL NET ASSETS - 100.0%		$283,989,108

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

35

Aristotle Portfolio Optimization Conservative Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 77.5%
Affiliated Equity Open-End Funds - 10.2%
Aristotle Core Equity Fund - Class I(a)	485,114	$7,951,022
Aristotle Growth Equity Fund - Class I(a)	202,040	3,574,089
Aristotle International Equity Fund - Class I(a)	96,888	1,244,045
		12,769,156
Affiliated Fixed Income Open-End Funds - 67.3%
Aristotle Core Bond Fund - Class I(a)	2,600,957	22,966,452
Aristotle Core Income Fund - Class I(a)(b)	3,453,720	33,811,915
Aristotle Floating Rate Income Fund - Class I(a)	332,723	3,137,580
Aristotle High Yield Bond Fund - Class I(a)	1,333,445	12,467,708
Aristotle Short Duration Income Fund - Class I(a)	1,154,213	11,865,314
		84,248,969
TOTAL AFFILIATED OPEN-END FUNDS (Cost $90,873,128)		97,018,125
EXCHANGE TRADED FUNDS - 22.4%
Equity Exchange Traded Funds - 14.9%
iShares Core MSCI Emerging Markets ETF	19,046	1,255,512
iShares Core U.S. REIT ETF	10,809	634,704
iShares MSCI EAFE Value ETF	37,291	2,529,449
iShares Russell 1000 Value ETF	26,792	5,454,583
iShares Russell 2000 Growth ETF	1,959	626,958
iShares Russell 2000 Value ETF	14,150	2,501,862
iShares Russell Mid-Cap Growth ETF	17,568	2,501,859
iShares Russell Mid-Cap Value ETF	13,550	1,892,529
Vanguard FTSE All World ex-US Small-Cap ETF	8,814	1,256,436
		18,653,892
Fixed Income Exchange Traded Funds - 7.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	65,513	6,236,182
iShares TIPS Bond ETF	28,114	3,126,839
		9,363,021
TOTAL EXCHANGE TRADED FUNDS (Cost $25,737,431)		28,016,913
TOTAL INVESTMENTS - 99.9% (Cost $116,610,559)		$125,035,038
Money Market Deposit Account - 0.1%(c)		172,939
Liabilities in Excess of Other Assets - (0.0)%(d)		(77,323)
TOTAL NET ASSETS - 100.0%		$125,130,654

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

36

Aristotle Portfolio Optimization Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 57.0%
Affiliated Equity Open-End Funds - 37.7%
Aristotle Core Equity Fund - Class I(a)	7,723,161	$126,582,608
Aristotle Growth Equity Fund - Class I(a)	4,209,824	74,471,788
Aristotle International Equity Fund - Class I(a)	3,567,082	45,801,335
		246,855,731
Affiliated Fixed Income Open-End Funds - 19.3%
Aristotle Core Bond Fund - Class I(a)	3,131,937	27,655,003
Aristotle Core Income Fund - Class I(a)	4,152,758	40,655,499
Aristotle Floating Rate Income Fund - Class I(a)	346,887	3,271,148
Aristotle High Yield Bond Fund - Class I(a)	2,085,160	19,496,248
Aristotle Short Duration Income Fund - Class I(a)	3,483,641	35,811,826
		126,889,724
TOTAL AFFILIATED OPEN-END FUNDS (Cost $295,360,932)		373,745,455
EXCHANGE TRADED FUNDS - 42.8%
Equity Exchange Traded Funds - 41.3%
iShares Core MSCI Emerging Markets ETF	148,842	9,811,665
iShares Core U.S. REIT ETF	112,634	6,613,868
iShares MSCI EAFE Value ETF	194,286	13,178,419
iShares Russell 1000 Value ETF	429,718	87,486,288
iShares Russell 2000 Growth ETF	40,825	13,065,633
iShares Russell 2000 Value ETF	258,029	45,622,107
iShares Russell Mid-Cap Growth ETF	297,475	42,363,415
iShares Russell Mid-Cap Value ETF	282,383	39,440,434
Vanguard FTSE All World ex-US Small-Cap ETF	91,847	13,092,790
		270,674,619
Fixed Income Exchange Traded Funds - 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	68,265	6,498,145
iShares TIPS Bond ETF	29,295	3,258,190
		9,756,335
TOTAL EXCHANGE TRADED FUNDS (Cost $247,255,120)		280,430,954
TOTAL INVESTMENTS - 99.8% (Cost $542,616,052)		$654,176,409
Money Market Deposit Account - 0.2%(b)		1,516,862
Liabilities in Excess of Other Assets - (0.0)%(c)		(395,060)
TOTAL NET ASSETS - 100.0%		$655,298,211

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

37

Aristotle Portfolio Optimization Moderate Conservative Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 73.5%
Affiliated Equity Open-End Funds - 22.2%
Aristotle Core Equity Fund - Class I(a)	1,555,357	$25,492,295
Aristotle Growth Equity Fund - Class I(a)	524,163	9,272,442
Aristotle International Equity Fund - Class I(a)	593,555	7,621,246
		42,385,983
Affiliated Fixed Income Open-End Funds - 51.3%
Aristotle Core Bond Fund - Class I(a)	3,183,778	28,112,763
Aristotle Core Income Fund - Class I(a)	3,916,398	38,341,537
Aristotle Floating Rate Income Fund - Class I(a)	303,805	2,864,879
Aristotle High Yield Bond Fund - Class I(a)	1,623,582	15,180,488
Aristotle Short Duration Income Fund - Class I(a)	1,294,276	13,305,155
		97,804,822
TOTAL AFFILIATED OPEN-END FUNDS (Cost $125,905,201)		140,190,805
EXCHANGE TRADED FUNDS - 26.4%
Equity Exchange Traded Funds - 20.9%
iShares Core MSCI Emerging Markets ETF	43,506	2,867,915
iShares Core U.S. REIT ETF	16,461	966,590
iShares MSCI EAFE Value ETF	56,789	3,851,998
iShares Russell 1000 Value ETF	73,780	15,020,870
iShares Russell 2000 Growth ETF	2,983	954,679
iShares Russell 2000 Value ETF	21,549	3,810,079
iShares Russell Mid-Cap Growth ETF	40,131	5,715,056
iShares Russell Mid-Cap Value ETF	27,513	3,842,741
Vanguard FTSE All World ex-US Small-Cap ETF	20,135	2,870,244
		39,900,172
Fixed Income Exchange Traded Funds - 5.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	69,837	6,647,784
iShares TIPS Bond ETF	34,251	3,809,396
		10,457,180
TOTAL EXCHANGE TRADED FUNDS (Cost $45,528,617)		50,357,352
TOTAL INVESTMENTS - 99.9% (Cost $171,433,818)		$190,548,157
Money Market Deposit Account - 0.1%(b)		272,546
Liabilities in Excess of Other Assets - (0.0)%(c)		(114,002)
TOTAL NET ASSETS - 100.0%		$190,706,701

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

38

Aristotle Portfolio Optimization Moderate Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED OPEN-END FUNDS - 69.2%
Affiliated Equity Open-End Funds - 34.4%
Aristotle Core Equity Fund - Class I(a)	7,470,013	$122,433,519
Aristotle Growth Equity Fund - Class I(a)	4,973,821	87,986,896
Aristotle International Equity Fund - Class I(a)	2,152,172	27,633,888
		238,054,303
Affiliated Fixed Income Open-End Funds - 34.8%
Aristotle Core Bond Fund - Class I(a)	7,017,685	61,966,162
Aristotle Core Income Fund - Class I(a)	9,491,087	92,917,739
Aristotle Floating Rate Income Fund - Class I(a)	734,110	6,922,661
Aristotle High Yield Bond Fund - Class I(a)	2,575,097	24,077,152
Aristotle Short Duration Income Fund - Class I(a)	5,360,924	55,110,301
		240,994,015
TOTAL AFFILIATED OPEN-END FUNDS (Cost $397,835,338)		479,048,318
EXCHANGE TRADED FUNDS - 30.7%
Equity Exchange Traded Funds - 28.2%
iShares Core MSCI Emerging Markets ETF	157,626	10,390,706
iShares Core U.S. REIT ETF	59,641	3,502,120
iShares MSCI EAFE Value ETF	205,752	13,956,158
iShares Russell 1000 Value ETF	381,337	77,636,400
iShares Russell 2000 Growth ETF	21,617	6,918,305
iShares Russell 2000 Value ETF	97,591	17,255,065
iShares Russell Mid-Cap Growth ETF	218,098	31,059,336
iShares Russell Mid-Cap Value ETF	174,444	24,364,593
Vanguard FTSE All World ex-US Small-Cap ETF	72,950	10,399,022
		195,481,705
Fixed Income Exchange Traded Funds - 2.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	108,440	10,322,404
iShares TIPS Bond ETF	62,047	6,900,867
		17,223,271
TOTAL EXCHANGE TRADED FUNDS (Cost $190,155,449)		212,704,976
TOTAL INVESTMENTS - 99.9% (Cost $587,990,787)		$691,753,294
Money Market Deposit Account - 0.2%(b)		1,154,864
Liabilities in Excess of Other Assets - (0.1)%		(410,928)
TOTAL NET ASSETS - 100.0%		$692,497,230

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

39

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 53.0%
Communications - 0.8%
NTT Finance Corp., 4.62%, 07/16/2028(a)	$3,750,000	$3,787,686
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(a)	4,309,000	4,326,125
		8,113,811
Consumer Discretionary - 6.9%
Air Canada, Series 2017-1, 3.30%, 01/15/2030(a)	1,555,880	1,471,905
American Airlines Group, Inc.
3.60%, 09/22/2027	5,160,949	5,062,865
Series 2016-3, 3.00%, 10/15/2028	5,631,114	5,418,329
Series 2016-3, 3.25%, 10/15/2028	4,364,612	4,138,462
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	2,441,339	2,354,726
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	1,199,198	1,178,306
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured First Lien, 4.50%, 10/20/2025(a)	499,944	499,342
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	7,270,000	7,256,911
2.70%, 08/10/2026	1,775,000	1,746,812
General Motors Financial Co., Inc., 5.55%, 07/15/2029	6,000,000	6,197,840
Gildan Activewear, Inc., 4.70%, 10/07/2030(a)	1,600,000	1,598,243
Hyatt Hotels Corp., 5.05%, 03/30/2028	1,250,000	1,270,646
Hyundai Capital America
4.85%, 03/25/2027(a)	1,350,000	1,360,837
4.88%, 11/01/2027(a)	5,600,000	5,663,815
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,150,000	3,215,169
Marriott International, Inc./MD, 5.55%, 10/15/2028	4,000,000	4,155,303
Starbucks Corp., 4.50%, 05/15/2028	5,700,000	5,757,801
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	4,890,439	4,850,555
United Airlines, Inc.
Series 2016-1B, 3.65%, 01/07/2026	268,229	265,899
Series AA, 3.10%, 07/07/2028	2,359,455	2,279,225
Volkswagen Group of America Finance LLC, 4.45%, 09/11/2027(a)	3,000,000	3,008,313
		68,751,304
Consumer Staples - 1.0%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)	3,000,000	3,063,392

	Par	Value
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	$2,450,000	$2,449,687
Mars, Inc., 4.60%, 03/01/2028(a)	4,200,000	4,252,263
		9,765,342
Energy - 2.7%
Enbridge, Inc., 4.60%, 06/20/2028	1,650,000	1,669,898
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,603,453
6.10%, 12/01/2028	1,500,000	1,579,658
5.25%, 07/01/2029	3,500,000	3,602,729
Petroleos Mexicanos, 6.50%, 03/13/2027	4,000,000	4,052,680
Targa Resources Corp., 6.15%, 03/01/2029	3,550,000	3,741,889
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)	9,450,000	9,064,256
		27,314,563
Financials - 23.6%
Air Lease Corp., 5.85%, 12/15/2027	3,000,000	3,090,807
American Express Co.
4.73% (SOFR + 1.26%), 04/25/2029	3,000,000	3,048,346
4.35% to 07/20/2028 then SOFR + 0.81%, 07/20/2029	1,200,000	1,207,261
American Homes 4 Rent LP, 4.25%, 02/15/2028	2,808,000	2,801,818
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	5,750,000	6,023,268
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028(a)	5,250,000	5,371,534
Aviation Capital Group LLC, 4.75%, 04/14/2027(a)	3,100,000	3,115,414
Banco Santander SA, 5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028	3,400,000	3,470,535
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	8,500,000	8,642,396
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,250,000	1,244,390
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	6,850,000	6,977,851
4.62% (SOFR + 1.11%), 05/09/2029	4,750,000	4,809,745
Barclays PLC
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029	2,200,000	2,239,849
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029	2,800,000	2,805,439
Block, Inc., 2.75%, 06/01/2026	750,000	740,747
BNP Paribas SA
4.40%, 08/14/2028(a)	1,000,000	1,003,420
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029(a)	5,150,000	5,199,352
Brown & Brown, Inc., 4.70%, 06/23/2028	4,500,000	4,545,390

The accompanying notes are an integral part of these financial statements.

40

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
CaixaBank SA, 4.63% to 07/03/2028 then SOFR + 1.14%, 07/03/2029(a)	$400,000	$402,896
Citigroup, Inc., 4.64% to 05/07/2027 then SOFR + 1.14%, 05/07/2028	3,850,000	3,877,242
Cooperatieve Rabobank UA, 4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028(a)	2,000,000	2,017,506
Credit Agricole SA, 5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029(a)	3,250,000	3,312,989
Danske Bank AS
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028(a)	4,400,000	4,476,433
4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031(a)	4,800,000	4,756,542
Extra Space Storage LP, 5.70%, 04/01/2028	2,200,000	2,272,762
Federation des Caisses Desjardins du Quebec, 4.57%, 08/26/2030(a)	3,125,000	3,143,478
Goldman Sachs Group, Inc.
4.94% (SOFR + 1.32%), 04/23/2028	4,200,000	4,250,100
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	2,000,000	1,983,202
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	6,300,000	6,592,757
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	1,450,000	1,468,884
HSBC Holdings PLC
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028	4,000,000	4,074,226
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,684,332
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027	10,000,000	10,200,635
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	6,750,000	6,827,690
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	5,495,000	5,616,531
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028	2,000,000	2,005,428
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,550,000	3,581,306
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029	2,450,000	2,494,548
Kite Realty Group Trust, 4.75%, 09/15/2030	4,300,000	4,313,935
Lloyds Banking Group PLC
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028	750,000	763,451
4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029	800,000	811,424

	Par	Value
LPL Holdings, Inc.
5.70%, 05/20/2027	$6,850,000	$6,982,691
4.38%, 05/15/2031(a)	950,000	920,157
Morgan Stanley
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	2,500,000	2,505,512
4.99% (SOFR + 1.38%), 04/12/2029	10,000,000	10,200,941
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	3,125,000	3,263,949
Morgan Stanley Bank NA
5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	4,250,000	4,344,994
4.97% to 07/14/2027 then SOFR + 0.93%, 07/14/2028	2,100,000	2,131,452
5.02% to 01/12/2028 then SOFR + 0.91%, 01/12/2029	1,500,000	1,527,203
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.35%, 01/12/2027(a)	3,150,000	3,189,430
4.40%, 07/01/2027(a)	2,300,000	2,306,527
5.25%, 02/01/2030(a)	3,000,000	3,095,773
Royal Bank of Canada
4.51% to 10/18/2026 then SOFR + 0.72%, 10/18/2027	500,000	501,832
4.97% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	4,650,000	4,730,684
4.50% to 08/06/2028 then SOFR + 0.89%, 08/06/2029	3,250,000	3,276,048
Santander UK Group Holdings PLC, 4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029	2,000,000	1,995,134
UBS Group AG
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028(a)	2,000,000	2,017,559
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	2,400,000	2,480,095
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	4,300,000	4,492,164
US Bank NA, 4.73% to 05/15/2027 then SOFR + 0.91%, 05/15/2028	4,000,000	4,036,014
VICI Properties LP, 4.75%, 04/01/2028	6,850,000	6,925,126
Wells Fargo & Co.
4.90% to 01/24/2027 then SOFR + 0.78%, 01/24/2028	2,000,000	2,018,634
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,250,000	4,349,842
4.97% (SOFR + 1.37%), 04/23/2029	6,100,000	6,217,015
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,990,804
		236,765,439

The accompanying notes are an integral part of these financial statements.

41

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - 1.3%
Amgen, Inc., 5.15%, 03/02/2028	$2,600,000	$2,661,090
Cigna Group, 4.50%, 09/15/2030	3,300,000	3,310,845
Icon Investments Six DAC, 5.81%, 05/08/2027	2,800,000	2,858,251
IQVIA, Inc., 5.70%, 05/15/2028	3,850,000	3,978,494
		12,808,680
Industrials - 4.3%
BAE Systems PLC
5.00%, 03/26/2027(a)	2,800,000	2,833,773
5.13%, 03/26/2029(a)	2,000,000	2,060,356
Boeing Co., 6.26%, 05/01/2027	1,150,000	1,183,719
IDEX Corp., 4.95%, 09/01/2029	2,050,000	2,095,428
Ingersoll Rand, Inc., 5.40%, 08/14/2028	1,700,000	1,758,969
Lennox International, Inc., 5.50%, 09/15/2028	5,900,000	6,103,433
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(a)	4,200,000	4,243,067
Nordson Corp., 4.50%, 12/15/2029	6,375,000	6,413,765
Quanta Services, Inc.
4.75%, 08/09/2027	1,240,000	1,254,720
4.30%, 08/09/2028	3,650,000	3,668,573
Regal Rexnord Corp.
6.05%, 02/15/2026	6,412,000	6,443,901
6.05%, 04/15/2028	1,153,000	1,193,143
Weir Group PLC, 2.20%, 05/13/2026(a)	4,015,000	3,951,740
		43,204,587
Materials - 0.8%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	3,200,000	3,236,940
Sonoco Products Co., 4.45%, 09/01/2026	5,075,000	5,083,693
		8,320,633
Technology - 5.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	9,648,000	9,468,379
Broadcom, Inc.
4.15%, 02/15/2028	2,300,000	2,306,470
5.05%, 07/12/2029	4,800,000	4,945,490
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	5,600,000	5,700,897
Concentrix Corp., 6.65%, 08/02/2026	5,800,000	5,887,425
Dell International LLC / EMC Corp., 4.15%, 02/15/2029	4,750,000	4,739,689
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	1,200,000	1,198,157
4.55%, 10/15/2029	3,500,000	3,519,947
Jabil, Inc.
4.25%, 05/15/2027	300,000	300,180
5.45%, 02/01/2029	2,000,000	2,064,444

	Par	Value
Microchip Technology, Inc., 4.90%, 03/15/2028	$6,000,000	$6,089,356
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028	2,350,000	2,353,901
Oracle Corp., 4.45%, 09/26/2030	4,650,000	4,648,789
Roper Technologies, Inc., 4.25%, 09/15/2028	5,300,000	5,326,094
		58,549,218
Utilities - 5.8%
Ameren Corp., 5.00%, 01/15/2029	3,850,000	3,937,909
Dominion Energy, Inc., 4.60%, 05/15/2028	2,000,000	2,020,835
DTE Energy Co., 5.10%, 03/01/2029	8,875,000	9,097,331
Enel Finance International NV, 4.13%, 09/30/2028(a)	4,500,000	4,489,051
Essential Utilities, Inc., 4.80%, 08/15/2027	3,100,000	3,136,079
Exelon Corp., 5.15%, 03/15/2029	4,650,000	4,785,286
NiSource, Inc., 5.20%, 07/01/2029	2,700,000	2,786,077
OGE Energy Corp., 5.45%, 05/15/2029	1,650,000	1,714,875
Pinnacle West Capital Corp., 4.90%, 05/15/2028	4,200,000	4,269,029
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	10,000,000	10,483,504
Southern Power Co., 4.25%, 10/01/2030	1,850,000	1,839,763
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,337,289	1,344,773
Vistra Operations Co. LLC, 5.05%, 12/30/2026(a)	5,950,000	5,988,657
Xcel Energy, Inc., 4.75%, 03/21/2028	1,800,000	1,822,849
		57,716,018
TOTAL CORPORATE BONDS (Cost $522,495,883)		531,309,595
ASSET-BACKED SECURITIES - 12.9%
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class A2, 4.70%, 09/22/2031(a)	700,000	706,746
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027(a)	1,236,185	1,237,034
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 09/10/2030(a)	1,800,000	1,829,493
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028(a)	1,450,000	1,430,522
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(a)	259,268	263,104
DailyPay LLC, Series 2025-1A, Class A, 5.63%, 06/26/2028(a)	900,000	907,338

The accompanying notes are an integral part of these financial statements.

42

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 05/17/2027(a)	$712,206	$705,174
Flagship Credit Auto Trust, Series 2022-1, Class C, 3.06%, 03/15/2028(a)	2,745,139	2,724,304
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/2035(a)	2,000,000	2,035,171
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(b)	3,300,000	3,377,560
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	3,052,620
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036(a)	2,250,000	2,362,620
GreenSkyLLC
Series 2025-1A, Class A2, 5.12%, 03/25/2060(a)	508,409	510,498
Series 2025-2A, Class A2, 4.93%, 06/25/2060(a)	798,205	800,826
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	68,680	66,844
Series 2022-2A, Class A, 4.30%, 01/25/2037(a)	523,700	520,725
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	1,201,028	1,218,830
Series 2024-1B, Class A, 5.75%, 09/15/2039(a)	680,800	691,951
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	1,808,800	1,849,398
Series 2024-3A, Class A, 4.98%, 08/27/2040(a)	2,027,062	2,047,374
Lendbuzz Securitization Trust
Series 2024-2A, Class A2, 5.99%, 05/15/2029(a)	2,595,794	2,611,394
Series 2025-1A, Class A2, 5.10%, 10/15/2030(a)	1,408,483	1,409,362
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	112,770	107,001
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	367,658	351,588
Series 2022-1A, Class A, 4.15%, 11/21/2039(a)	297,654	294,497
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	3,236,822	3,301,645
Series 2024-2A, Class A, 4.43%, 03/20/2042(a)	3,056,172	3,056,560
NavientStudent Loan Trust
Series 2018-BA, Class A2A, 3.61%, 12/15/2059(a)	76,789	76,519
Series 2018-DA, Class A2A, 4.00%, 12/15/2059(a)	187,644	186,108

	Par	Value
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	$497,649	$487,981
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	358,897	352,763
Series 2020-1A, Class A1B, 5.52% (30 day avg SOFR US + 1.16%), 06/25/2069(a)	1,198,534	1,214,546
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	1,861,874	1,641,836
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	356,141	343,686
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	3,725,417	3,556,578
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	4,254,678	4,036,159
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	7,821,267	7,366,613
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	431,597	404,055
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	345,059	322,920
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	4,193,160	3,963,232
Series 2021-1A, Class A1B, 5.07% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	861,190	856,245
Series 2021-2A, Class A1B, 5.02% (30 day avg SOFR US + 0.66%), 02/25/2070(a)	1,765,458	1,752,046
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	564,214	516,131
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	6,018,846	5,491,724
Series 2021-FA, Class A, 1.11%, 02/18/2070(a)	1,442,043	1,291,143
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	1,674,463	1,535,366
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	5,096,901	5,020,549
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	1,732,162	1,779,750
Series 2025-A, Class A, 5.02%, 07/15/2055(a)	1,142,674	1,157,680
Series 2025-B, Class A, 4.72%, 09/15/2055(a)	900,000	903,312
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062(a)	1,258,057	1,180,838
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033(a)	675,850	676,483
PagayaAI Debt Selection Trust
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	666,480	669,730
Series 2025-1, Class A2, 5.16%, 07/15/2032(a)	941,980	949,698

The accompanying notes are an integral part of these financial statements.

43

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	$593,173	$594,527
Santander Consumer USA Holdings, Inc.
Series 2024-1, Class A3, 5.25%, 04/17/2028	768,934	770,511
Series 2024-4, Class A2, 5.41%, 07/15/2027	50,941	50,975
Series 2024-5, Class A2, 4.88%, 09/15/2027	765,334	765,775
Series 2024-5, Class A3, 4.62%, 11/15/2028	2,000,000	2,004,126
Series 2024-5, Class C, 4.78%, 01/15/2031	725,000	729,522
Series 2025-1, Class A3, 4.74%, 01/16/2029	2,700,000	2,710,427
Series 2025-1, Class B, 4.88%, 03/17/2031	5,000,000	5,033,208
Series 2025-2, Class A2, 4.71%, 06/15/2028	2,297,032	2,301,405
Series 2025-3, Class A2, 4.63%, 10/16/2028	2,850,000	2,860,568
Series 2025-3, Class B, 4.49%, 09/15/2031	1,800,000	1,817,133
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029(a)	1,000,000	1,012,412
SMB Private Education Loan Trust
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	124,615	123,185
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	377,766	374,031
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	418,731	412,882
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	1,011,893	999,518
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	1,018,176	965,679
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	1,427,411	1,301,159
Series 2021-D, Class A1A, 1.34%, 03/17/2053(a)	1,309,514	1,229,174
Series 2021-E, Class A1A, 1.68%, 02/15/2051(a)	1,293,476	1,220,238
Series 2022-B, Class A1A, 3.94%, 02/16/2055(a)	5,208,294	5,082,663
SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 06/25/2034(a)	757,595	761,036
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	1,731,553	1,515,271
Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 09/20/2035(a)	1,850,000	1,848,709

	Par	Value
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031(a)	$2,750,000	$2,814,758
Series 2024-5, Class A, 5.00%, 06/21/2032(a)	2,350,000	2,420,479
TOTAL ASSET-BACKED SECURITIES (Cost $128,952,618)		128,923,241
U.S. TREASURY SECURITIES - 12.2%
United States Treasury Note/Bond
4.00%, 02/29/2028	9,500,000	9,585,166
3.88%, 03/15/2028	15,000,000	15,096,680
1.25%, 03/31/2028	12,000,000	11,328,281
3.75%, 04/15/2028	20,000,000	20,063,672
3.63%, 05/31/2028	13,000,000	13,003,808
4.63%, 09/30/2028	8,000,000	8,225,781
4.38%, 11/30/2028	7,000,000	7,152,578
4.13%, 03/31/2029	4,500,000	4,569,346
3.88%, 07/31/2030	7,000,000	7,043,203
3.63%, 08/31/2030	26,250,000	26,118,750
TOTAL U.S. TREASURY SECURITIES (Cost $121,642,715)		122,187,265
COLLATERALIZED LOAN OBLIGATIONS - 8.3%
Basswood Park CLO Ltd., Series 2021-1A, Class AR, 5.05% (3 mo. Term SOFR + 1.03%), 04/20/2034(a)	4,500,000	4,504,109
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(a)	3,750,000	3,752,036
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.40% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	2,914,187	2,915,662
CarVal CLO, Series 2018-1A, Class AR, 5.55% (3 mo. Term SOFR + 1.23%), 07/16/2031(a)	8,334,636	8,346,638
Dryden Senior Loan Fund
Series 2017-53A, Class AR, 5.30% (3 mo. Term SOFR + 1.00%), 01/15/2031(a)	4,105,078	4,109,011
Series 2018-55A, Class A1, 5.60% (3 mo. Term SOFR + 1.28%), 04/15/2031(a)	885,242	886,761
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 5.41% (3 mo. Term SOFR + 1.15%), 04/22/2035(a)	2,000,000	2,003,995
Flatiron CLO Ltd., Series 2024-1A, Class A1R, 5.33% (3 mo. Term SOFR + 1.08%), 07/15/2036(a)	2,000,000	2,001,082

The accompanying notes are an integral part of these financial statements.

44

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Magnetite CLO Ltd.
Series 2019-22A, Class ARR, 5.57% (3 mo. Term SOFR + 1.25%), 07/15/2036(a)	$2,100,000	$2,106,275
Series 2019-24A, Class BR, 6.07% (3 mo. Term SOFR + 1.75%), 04/15/2035(a)	250,000	250,573
Series 2020-25A, Class A, 5.78% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	3,198,244	3,204,802
Series 2020-25A, Class B, 6.13% (3 mo. Term SOFR + 1.81%), 01/25/2032(a)	1,300,000	1,303,978
Series 2020-27A, Class BR, 6.14% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	2,000,000	2,004,200
Series 2023-37A, Class A, 5.98% (3 mo. Term SOFR + 1.65%), 10/20/2036(a)	2,250,000	2,254,359
Neuberger Berman CLO Ltd.
Series 2021-41A, Class AR, 5.35% (3 mo. Term SOFR + 1.05%), 04/15/2034(a)	3,000,000	3,002,504
Series 2021-42A, Class AR, 5.27% (3 mo. Term SOFR + 0.95%), 07/16/2036(a)	2,000,000	2,003,000
Series 2021-43A, Class BR, 5.77% (3 mo. Term SOFR + 1.45%), 07/17/2036(a)	5,250,000	5,244,173
Series 2022-49A, Class AR, 5.47% (3 mo. Term SOFR + 1.15%), 07/25/2035(a)	4,250,000	4,257,861
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 5.26% (3 mo. Term SOFR + 1.05%), 05/21/2034(a)	5,000,000	5,008,470
Palmer Square Loan Funding Ltd.
Series 2024-1A, Class A1, 5.37% (3 mo. Term SOFR + 1.05%), 10/15/2032(a)	3,968,455	3,972,701
Series 2024-2A, Class A1N, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2033(a)	6,332,865	6,339,993
Series 2025-2A, Class A1, 5.23% (3 mo. Term SOFR + 0.94%), 07/15/2033(a)	5,000,000	5,000,780
Southwick Park CLO, Series 2019-4A, Class A1RR, 5.33% (3 mo. Term SOFR + 1.00%), 07/20/2032(a)	6,000,000	6,008,163
TIAA CLO Ltd.
Series 2018-1A, Class A1AR, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2032(a)	969,382	970,352

	Par	Value
Series 2018-1A, Class A2R, 6.08% (3 mo. Term SOFR + 1.75%), 01/20/2032(a)	$2,000,000	$2,001,860
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $83,371,698)		83,453,338
BANK LOANS - 8.0%
Consumer Discretionary - 0.5%
Allied Universal Holdco LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 08/20/2032	3,500,000	3,517,115
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured First Lien, 5.64%, 10/20/2028	1,750,000	1,754,375
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 08/02/2028	5,308	5,307
		5,276,797
Consumer Staples - 0.2%
Primo Brands Corp., Senior Secured First Lien, 6.25% (3 mo. SOFR US + 2.25%), 03/31/2028	2,094,724	2,096,734
Energy - 0.2%
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.25%), 10/05/2028	1,994,975	1,996,901
Financials - 1.3%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 1.75%), 06/24/2030	3,113,015	3,117,342
HUB International Ltd., Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 06/20/2030	5,023,241	5,036,251
IMA Financial Group, Inc., Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 11/01/2028	4,139,546	4,147,681
		12,301,274
Health Care - 1.6%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 1.75%), 07/30/2027	6,967,433	6,967,607
Medline Borrower LP, Senior Secured First Lien
6.16% (1 mo. SOFR US + 2.00%), 10/23/2028	4,638,375	4,642,990
6.16% (1 mo. SOFR US + 2.00%), 10/23/2030	4,474,940	4,477,402
		16,087,999

The accompanying notes are an integral part of these financial statements.

45

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - 1.7%
APi Group DE, Inc., Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 01/03/2029	$1,900,000	$1,900,788
Chart Industries, Inc., Senior Secured First Lien, 6.79% (3 mo. Term SOFR + 2.50%), 03/18/2030	3,500,000	3,524,063
Indicor LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 11/23/2029	3,910,747	3,920,289
SPX FLOW, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 04/05/2029	800,424	805,051
TransDigm, Inc., Senior Secured First Lien, 6.50% (3 mo. SOFR US + 2.50%), 02/28/2031	6,801,107	6,805,426
		16,955,617
Materials - 0.5%
ProampacPG Borrower LLC, Senior Secured First Lien
8.19% (3 mo. SOFR US + 4.00%), 09/15/2028	2,020,289	2,030,391
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	2,569,510	2,582,357
		4,612,748
Technology - 2.0%
CommScope LLC, Senior Secured First Lien, 9.07% (1 mo. Term SOFR + 5.25%), 12/17/2029	4,000,000	4,054,100
CoreLogic, Inc., Senior Secured First Lien, 7.89% (1 mo. SOFR US + 3.50%), 06/02/2028	3,360,000	3,366,300
Ellucian Holdings, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 10/09/2029	951,864	952,973
Polaris Newco LLC, Senior Secured First Lien, 8.68% (3 mo. SOFR US + 4.00%), 06/05/2028	1,949,239	1,882,779
Tempo Acquisition LLC, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 08/31/2028	6,162,598	6,041,072
UKG, Inc., Senior Secured First Lien, 6.81% (3 mo. SOFR US + 2.50%), 02/10/2031	3,900,147	3,900,674
		20,197,898
TOTAL BANK LOANS (Cost $79,410,285)		79,525,968
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
A&D Mortgage LLC, Series 2025-NQM4, Class A1, 5.23%, 10/25/2070(a)(b)	5,100,000	5,110,060

	Par	Value
Angel Oak Mortgage Trust LLC, Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(c)	$4,933,808	$4,979,800
BRAVO Residential Funding Trust
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065(a)(c)	1,491,988	1,504,827
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065(a)(b)	3,764,122	3,787,795
Series 2025-NQM7, Class A1A, 5.46%, 07/25/2065(a)(b)	1,463,049	1,475,562
Series 2025-NQM8, Class A1, 5.08%, 06/25/2065(a)(b)	1,861,934	1,865,608
Series 2025-NQM9, Class A1, 5.04%, 09/25/2065(a)(b)	7,650,000	7,659,243
GCAT, Series 2025-NQM1, Class A1, 5.37%, 11/25/2069(a)(b)	2,770,207	2,788,318
JP Morgan Mortgage Trust
Series 2025-5MPR, Class A1B, 5.59%, 11/25/2055(a)(b)	746,933	749,326
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065(a)(c)	1,975,533	1,993,719
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040(a)(b)	1,000,000	1,007,756
Onslow Bay Mortgage Loan Trust
Series 2023-NQM3, Class A1, 5.95%, 02/25/2063(a)(b)	1,402,415	1,406,299
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064(a)(c)	1,237,907	1,249,232
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065(a)(b)	3,197,777	3,232,436
Series 2025-NQM11, Class A1, 5.42%, 05/25/2065(a)(b)	1,262,490	1,273,318
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065(a)(b)	1,363,870	1,374,063
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065(a)(b)	1,878,331	1,887,091
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065(a)(b)	3,200,000	3,199,533
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065(a)(c)	1,850,000	1,852,385
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,194,545)		48,396,371
TOTAL INVESTMENTS - 99.2% (Cost $984,067,744)		993,795,778
Money Market Deposit Account - 2.9%(d)		29,155,061
Liabilities in Excess of Other Assets - (2.1)%		(21,178,799)
TOTAL NET ASSETS - 100.0%		$1,001,772,040

The accompanying notes are an integral part of these financial statements.

46

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)
Par amountis in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $363,463,875 or 36.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

47

Aristotle Small Cap Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.3%
Communication Services - 1.5%
TKO Group Holdings, Inc.	10,477	$2,115,935
Consumer Discretionary - 4.9%
Hilton Grand Vacations, Inc.(a)	17,516	732,344
KB Home	24,065	1,531,496
Matthews International Corp. - Class A	44,064	1,069,874
Sonos, Inc.(a)	73,140	1,155,612
Valvoline, Inc.(a)	42,430	1,523,661
Wolverine World Wide, Inc.	34,434	944,869
		6,957,856
Consumer Staples - 3.9%
Chefs’ Warehouse, Inc.(a)	6,982	407,260
Guardian Pharmacy Services, Inc. - Class A(a)	53,816	1,411,594
Herbalife Ltd.(a)	63,416	535,231
Interparfums, Inc.	11,508	1,132,157
J & J Snack Foods Corp.	9,302	893,829
Nu Skin Enterprises, Inc. - Class A	37,469	456,747
TreeHouse Foods, Inc.(a)	33,203	671,033
		5,507,851
Energy - 5.5%
Ardmore Shipping Corp.	150,873	1,790,862
International Seaways, Inc.	24,696	1,137,992
Northern Oil & Gas, Inc.	37,981	941,929
Oceaneering International, Inc.(a)	86,232	2,136,829
Patterson-UTI Energy, Inc.	130,947	678,305
Range Resources Corp.	31,014	1,167,367
		7,853,284
Financials - 14.0%
Baldwin Insurance Group, Inc. - Class A(a)	45,647	1,287,702
BankUnited, Inc.	31,052	1,184,944
Banner Corp.	17,217	1,127,713
Byline Bancorp, Inc.	74,362	2,062,058
Columbia Banking System, Inc.	44,813	1,153,487
Customers Bancorp, Inc.(a)	25,072	1,638,957
eHealth, Inc.(a)	33,607	144,846
Euronet Worldwide, Inc.(a)	19,560	1,717,564
First Interstate BancSystem, Inc. - Class A	37,625	1,199,109
National Bank Holdings Corp. - Class A	53,161	2,054,141
Old National Bancorp	38,664	848,675
Texas Capital Bancshares, Inc.(a)	11,075	936,170
United Community Banks, Inc. of Georgia	37,085	1,162,615
Veritex Holdings, Inc.	49,952	1,674,890
Voya Financial, Inc.	22,404	1,675,819
		19,868,690

	Shares	Value
Health Care - 11.8%
Acadia Healthcare Co., Inc.(a)	47,377	$1,173,054
Charles River Laboratories International, Inc.(a)	6,988	1,093,342
Chemed Corp.	4,482	2,006,771
Cross Country Healthcare, Inc.(a)	57,959	823,018
Haemonetics Corp.(a)	28,151	1,372,080
HealthEquity, Inc.(a)	31,308	2,967,059
Merit Medical Systems, Inc.(a)	29,861	2,485,331
Pediatrix Medical Group, Inc.(a)	37,530	628,627
Perrigo Co. PLC	37,493	834,969
Prestige Consumer Healthcare, Inc.(a)	24,309	1,516,882
QuidelOrtho Corp.(a)	27,479	809,257
Supernus Pharmaceuticals, Inc.(a)	21,102	1,008,465
		16,718,855
Industrials - 22.8%
AerCap Holdings NV	23,541	2,848,461
Albany International Corp. - Class A	24,074	1,283,144
Alight, Inc. - Class A	220,697	719,472
Amentum Holdings, Inc.(a)	41,026	982,573
Casella Waste Systems, Inc. - Class A(a)	15,974	1,515,613
Chart Industries, Inc.(a)	13,539	2,709,831
Dycom Industries, Inc.(a)	10,459	3,051,518
Flowserve Corp.	9,787	520,081
FTI Consulting, Inc.(a)	3,882	627,525
GXO Logistics, Inc.(a)	23,738	1,255,503
Hexcel Corp.	18,176	1,139,635
Huron Consulting Group, Inc.(a)	26,693	3,917,732
KBR, Inc.	32,410	1,532,669
Knight-Swift Transportation Holdings, Inc.	19,075	753,653
Liquidity Services, Inc.(a)	58,069	1,592,833
Mercury Systems, Inc.(a)	34,803	2,693,752
Pursuit Attractions and Hospitality, Inc.(a)	49,620	1,795,252
Titan Machinery, Inc.(a)	29,381	491,838
Verra Mobility Corp.(a)	29,471	727,934
Westinghouse Air Brake Technologies Corp.	7,326	1,468,643
WillScot Holdings Corp.	34,385	725,867
		32,353,529
Information Technology - 19.3%
ACI Worldwide, Inc.(a)	60,862	3,211,688
Advanced Energy Industries, Inc.	16,169	2,750,994
ASGN, Inc.(a)	27,476	1,300,989
Belden, Inc.	16,169	1,944,646
Benchmark Electronics, Inc.	29,290	1,129,129
Box, Inc. - Class A(a)	63,634	2,053,469
Dolby Laboratories, Inc. - Class A	11,989	867,644
Insight Enterprises, Inc.(a)	8,365	948,675
Itron, Inc.(a)	21,120	2,630,707

The accompanying notes are an integral part of these financial statements.

48

Aristotle Small Cap Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Knowles Corp.(a)	116,908	$2,725,125
Littelfuse, Inc.	6,037	1,563,643
MACOM Technology Solutions Holdings, Inc.(a)	22,852	2,844,845
Novanta, Inc.(a)	12,337	1,235,551
Rogers Corp.(a)	6,796	546,806
Veeco Instruments, Inc.(a)	51,223	1,558,716
		27,312,627
Materials - 5.8%
Alamos Gold, Inc. - Class A	68,405	2,384,598
Axalta Coating Systems Ltd.(a)	34,781	995,432
James Hardie Industries PLC(a)	52,008	999,074
Scotts Miracle-Gro Co.	30,941	1,762,090
Silgan Holdings, Inc.	46,620	2,005,126
		8,146,320
Utilities - 1.8%
ONE Gas, Inc.	9,388	759,865
Unitil Corp.	38,742	1,854,192
		2,614,057
TOTAL COMMON STOCKS (Cost $94,822,846)		129,449,004
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.1%
Financials - 2.0%
HA Sustainable Infrastructure Capital, Inc.	92,892	2,851,784
Real Estate - 4.1%
Agree Realty Corp.	17,757	1,261,458
Americold Realty Trust, Inc.	57,562	704,559
Armada Hoffler Properties, Inc.	93,627	656,325
Community Healthcare Trust, Inc.	48,484	741,805
Safehold, Inc.	21,951	340,021
STAG Industrial, Inc.	58,938	2,079,922
		5,784,090
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $10,035,587)		8,635,874

	Shares	Value
EXCHANGE TRADED FUNDS - 1.1%
iShares Russell 2000 ETF	3,330	$805,727
iShares Russell 2000 Value ETF	4,470	790,341
TOTAL EXCHANGE TRADED FUNDS (Cost $916,115)		1,596,068
TOTAL INVESTMENTS - 98.5% (Cost $105,774,548)		$139,680,946
Money Market Deposit Account - 1.5%(b)		2,095,604
Liabilities in Excess of Other Assets - (0.0)%(c)		(22,662)
TOTAL NET ASSETS - 100.0%		$141,753,888

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

49

Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Communication Services - 1.5%
TKO Group Holdings, Inc.	2,114	$426,943
Consumer Discretionary - 6.8%
Hilton Grand Vacations, Inc.(a)	3,552	148,509
KB Home	4,539	288,862
LKQ Corp.	6,297	192,310
Matthews International Corp. - Class A	8,121	197,178
Pool Corp.	582	180,461
Service Corp. International/US	2,940	244,667
Sonos, Inc.(a)	7,560	119,448
Valvoline, Inc.(a)	8,625	309,724
Wolverine World Wide, Inc.	10,118	277,638
		1,958,797
Consumer Staples - 3.0%
Herbalife Ltd.(a)	11,475	96,849
Interparfums, Inc.	2,607	256,477
J & J Snack Foods Corp.	1,823	175,172
Nu Skin Enterprises, Inc. - Class A	5,470	66,679
Primo Brands Corp.	7,062	156,070
TreeHouse Foods, Inc.(a)	5,567	112,509
		863,756
Energy - 5.5%
Northern Oil & Gas, Inc.	4,768	118,246
Oceaneering International, Inc.(a)	15,808	391,722
Patterson-UTI Energy, Inc.	15,203	78,751
Permian Resources Corp.	33,397	427,482
Range Resources Corp.	14,590	549,168
		1,565,369
Financials - 11.2%
Baldwin Insurance Group, Inc. - Class A(a)	9,256	261,112
BankUnited, Inc.	12,309	469,712
Banner Corp.	3,124	204,622
Cohen & Steers, Inc.	2,273	149,132
Columbia Banking System, Inc.	8,519	219,279
eHealth, Inc.(a)	5,381	23,192
Euronet Worldwide, Inc.(a)	3,244	284,856
First Interstate BancSystem, Inc. - Class A	7,508	239,280
National Bank Holdings Corp. - Class A	9,696	374,653
Old National Bancorp	7,733	169,739
Texas Capital Bancshares, Inc.(a)	1,834	155,028
United Community Banks, Inc. of Georgia	6,954	218,008
Voya Financial, Inc.	4,015	300,322
WSFS Financial Corp.	2,810	151,543
		3,220,478

	Shares	Value
Health Care - 12.8%
Acadia Healthcare Co., Inc.(a)	8,287	$205,186
Charles River Laboratories International, Inc.(a)	1,511	236,411
Chemed Corp.	879	393,563
Encompass Health Corp.	4,833	613,888
Haemonetics Corp.(a)	5,708	278,208
HealthEquity, Inc.(a)	5,577	528,532
Merit Medical Systems, Inc.(a)	5,407	450,025
Pediatrix Medical Group, Inc.(a)	6,814	114,134
Perrigo Co. PLC	7,654	170,455
Prestige Consumer Healthcare, Inc.(a)	3,189	198,994
QuidelOrtho Corp.(a)	5,540	163,153
Supernus Pharmaceuticals, Inc.(a)	4,260	203,585
Teleflex, Inc.	978	119,668
		3,675,802
Industrials - 22.6%
AerCap Holdings NV	4,286	518,606
Albany International Corp. - Class A	4,470	238,251
Alight, Inc. - Class A	44,691	145,693
Amentum Holdings, Inc.(a)	8,161	195,456
Carlisle Cos., Inc.	797	262,181
Chart Industries, Inc.(a)	2,666	533,600
Dycom Industries, Inc.(a)	2,125	619,990
Flowserve Corp.	3,844	204,270
FTAI Aviation Ltd.	1,978	330,049
FTI Consulting, Inc.(a)	1,274	205,942
GXO Logistics, Inc.(a)	4,734	250,381
HEICO Corp. - Class A	774	196,666
Hexcel Corp.	4,023	252,242
Huron Consulting Group, Inc.(a)	4,408	646,962
IDEX Corp.	1,540	250,650
Jacobs Solutions, Inc.	2,096	314,107
KBR, Inc.	6,572	310,790
Knight-Swift Transportation Holdings, Inc.	6,331	250,138
Mercury Systems, Inc.(a)	3,416	264,398
Verra Mobility Corp.(a)	5,976	147,607
Westinghouse Air Brake Technologies Corp.	1,057	211,897
WillScot Holdings Corp.	6,462	136,413
		6,486,289
Information Technology - 20.4%
ACI Worldwide, Inc.(a)	10,633	561,103
Advanced Energy Industries, Inc.	3,286	559,080
ASGN, Inc.(a)	5,416	256,448
Belden, Inc.	3,807	457,868
Box, Inc. - Class A(a)	11,558	372,977
Ciena Corp.(a)	4,748	691,641
Dolby Laboratories, Inc. - Class A	2,437	176,366
Gartner, Inc.(a)	699	183,746

The accompanying notes are an integral part of these financial statements.

50

Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Insight Enterprises, Inc.(a)	988	$112,049
IPG Photonics Corp.(a)	1,535	121,557
Itron, Inc.(a)	4,282	533,366
Knowles Corp.(a)	19,818	461,957
Littelfuse, Inc.	1,223	316,769
MACOM Technology Solutions Holdings, Inc.(a)	4,753	591,701
Rogers Corp.(a)	1,290	103,793
Teledyne Technologies, Inc.(a)	625	366,275
		5,866,696
Materials - 7.3%
Alamos Gold, Inc. - Class A	20,088	700,268
AptarGroup, Inc.	2,708	361,951
Axalta Coating Systems Ltd.(a)	6,907	197,679
James Hardie Industries PLC(a)	9,981	191,735
Scotts Miracle-Gro Co.	6,278	357,532
Silgan Holdings, Inc.	6,415	275,909
		2,085,074
Utilities - 1.2%
Essential Utilities, Inc.	1,851	73,855
NorthWestern Corp.	2,847	166,863
Pinnacle West Capital Corp.	1,005	90,108
		330,826
TOTAL COMMON STOCKS (Cost $22,775,059)		26,480,030
REAL ESTATE INVESTMENT TRUSTS - COMMON - 5.6%
Financials - 2.0%
HA Sustainable Infrastructure Capital, Inc.	18,835	578,234
Real Estate - 3.6%
Agree Realty Corp.	3,517	249,848
Americold Realty Trust, Inc.	11,604	142,033
BXP, Inc.	1,722	128,014
Healthpeak Properties, Inc.	14,276	273,385
Safehold, Inc.	2,021	31,305
STAG Industrial, Inc.	5,975	210,858
		1,035,443
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,528,446)		1,613,677

	Shares	Value
CLOSED-END FUNDS - 0.8%
SLR Investment Corp.	15,288	$233,754
TOTAL CLOSED-END FUNDS (Cost $225,718)		233,754
TOTAL INVESTMENTS - 98.7% (Cost $24,529,223)		$28,327,461
Money Market Deposit Account - 1.3%(b)		361,431
Other Assets in Excess of Liabilities - 0.0%(c)		422
TOTAL NET ASSETS - 100.0%		$28,689,314

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

51

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 72.8%
Communications - 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	$7,500,000	$7,455,598
4.75%, 03/01/2030(a)	11,000,000	10,563,817
4.25%, 02/01/2031(a)	3,000,000	2,765,569
4.75%, 02/01/2032(a)	4,000,000	3,702,467
Charter Communications Operating LLC / Charter Communications Operating Capital
4.40%, 04/01/2033	10,000,000	9,488,374
6.38%, 10/23/2035	7,500,000	7,860,146
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	8,200,000	8,631,769
Cox Communications, Inc., 5.45%, 09/01/2034(a)	11,700,000	11,663,354
EchoStar Corp., 10.75%, 11/30/2029	8,000,000	8,807,600
Level 3 Financing, Inc.
6.88%, 06/30/2033(a)	7,000,000	7,140,105
7.00%, 03/31/2034(a)	2,225,000	2,265,226
Sprint Capital Corp., 8.75%, 03/15/2032	6,000,000	7,311,565
T-Mobile USA, Inc.
3.88%, 04/15/2030	10,000,000	9,808,769
2.70%, 03/15/2032	5,700,000	5,111,175
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	6,750,000	5,392,879
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	13,025,000	13,502,384
		121,470,797
Consumer Discretionary - 7.2%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030(a)	7,000,000	6,604,279
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	8,200,000	8,604,840
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030(a)	15,650,000	16,098,920
American Airlines Group, Inc.
Series 2016-1, 4.10%, 01/15/2028	857,733	835,605
Series A, 3.50%, 02/15/2032	1,368,057	1,254,269
Series A, 2.88%, 07/11/2034	3,166,039	2,867,126
Series AA, 3.15%, 02/15/2032	2,069,625	1,929,919
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033(a)	7,800,000	8,433,064
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	10,825,000	11,262,373
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	8,000,000	7,654,882
Carnival Corp.
5.13%, 05/01/2029(a)	1,550,000	1,550,000
5.88%, 06/15/2031(a)	13,375,000	13,714,498
5.75%, 08/01/2032(a)	6,350,000	6,470,193

	Par	Value
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(a)	$3,200,000	$3,272,912
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(a)	10,000,000	10,482,550
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	4,675,000	4,450,643
Ford Motor Co., 6.10%, 08/19/2032	2,175,000	2,228,797
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	5,500,000	5,456,978
4.13%, 08/17/2027	4,000,000	3,935,376
7.35%, 11/04/2027	4,000,000	4,172,657
2.90%, 02/10/2029	9,500,000	8,804,222
7.35%, 03/06/2030	3,138,000	3,359,908
7.20%, 06/10/2030	5,000,000	5,347,635
4.00%, 11/13/2030	5,400,000	5,038,802
Garda World Security Corp., 8.25%, 08/01/2032(a)	10,530,000	10,924,907
General Motors Co., 5.63%, 04/15/2030	5,000,000	5,185,926
General Motors Financial Co., Inc., 5.55%, 07/15/2029	10,000,000	10,329,733
LGI Homes, Inc., 7.00%, 11/15/2032(a)	8,825,000	8,626,437
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	31,350,000	25,847,244
NCL Corp. Ltd., 5.88%, 01/15/2031(a)	6,525,000	6,529,454
NCL Finance Ltd., 6.13%, 03/15/2028(a)	5,000,000	5,112,535
Newell Brands, Inc., 8.50%, 06/01/2028(a)	10,000,000	10,602,360
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032(a)	10,250,000	10,290,859
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(a)	2,150,000	2,170,514
United Airlines, Inc., Series 2019-1, 4.15%, 08/25/2031	1,903,378	1,850,949
Veritiv Operating Co., 10.50%, 11/30/2030(a)	12,350,000	13,269,803
Viking Cruises Ltd., 5.88%, 10/15/2033(a)	5,050,000	5,059,856
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	4,450,000	4,692,080
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)	15,500,000	16,696,146
6.25%, 03/15/2033(a)	9,575,000	9,729,876
		290,749,127
Consumer Staples - 3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029(a)	9,000,000	8,541,727
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	10,211,188	10,846,743

The accompanying notes are an integral part of these financial statements.

52

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples - (Continued)
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)	$12,550,000	$13,260,681
9.63%, 09/15/2032(a)	12,825,000	13,877,830
Froneri Lux FinCo SARL, Senior Secured First Lien, 6.00%, 08/01/2032(a)	9,025,000	9,046,745
J M Smucker Co., 6.20%, 11/15/2033	13,000,000	14,126,154
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 5.50%, 01/15/2036(a)	10,000,000	10,218,350
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033	9,440,000	9,864,375
6.75%, 03/15/2034	2,414,000	2,670,194
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035(a)	18,100,000	19,032,193
Opal Bidco SAS, 6.50%, 03/31/2032(a)	12,800,000	13,128,013
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	8,000,000	7,738,533
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	13,575,000	13,611,870
		145,963,408
Energy - 7.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 10/15/2033(a)	3,700,000	3,685,906
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	18,200,000	18,682,791
Cheniere Energy Partners LP, 3.25%, 01/31/2032	10,925,000	9,956,907
Civitas Resources, Inc., 9.63%, 06/15/2033(a)	6,000,000	6,342,043
Colonial Enterprises, Inc., 5.63%, 11/15/2035(a)	11,825,000	11,922,919
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	14,275,000	14,151,654
7.50%, 12/15/2033(a)	8,250,000	8,958,345
Enerflex Ltd., 9.00%, 10/15/2027(a)	15,624,000	15,962,666
Energy Transfer LP
3.75%, 05/15/2030	3,000,000	2,913,851
5.75%, 02/15/2033	14,500,000	15,204,646
5.60%, 09/01/2034	14,000,000	14,375,320
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	11,675,000	12,128,480
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	11,550,000	11,507,181
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035(a)	1,850,000	1,896,556

	Par	Value
MPLX LP
2.65%, 08/15/2030	$2,225,000	$2,043,627
4.95%, 09/01/2032	300,000	301,093
5.00%, 01/15/2033	1,100,000	1,097,801
5.50%, 06/01/2034	22,750,000	23,198,214
5.40%, 09/15/2035	6,300,000	6,316,626
4.50%, 04/15/2038	8,000,000	7,240,089
ONEOK, Inc., 4.95%, 10/15/2032	5,350,000	5,349,489
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	800,000	810,465
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	7,450,000	7,571,845
5.63%, 03/15/2031(a)	725,000	720,105
7.25%, 05/01/2032(a)	7,125,000	7,482,825
5.88%, 03/15/2034(a)	725,000	719,176
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034(a)	3,225,000	3,194,648
Targa Resources Corp.
6.13%, 03/15/2033	3,500,000	3,723,627
6.50%, 03/30/2034	4,750,000	5,178,766
5.65%, 02/15/2036	2,000,000	2,048,888
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	17,952,000	17,031,652
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(a)	3,560,000	3,210,194
Venture Global LNG, Inc.
9.50%, 02/01/2029(a)	7,500,000	8,269,875
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	8,800,000	8,727,660
9.88%, 02/01/2032(a)	28,575,000	31,128,125
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035(a)	3,925,000	4,432,633
6.75%, 01/15/2036(a)	8,225,000	8,741,546
WBI Operating LLC
6.25%, 10/15/2030(a)	775,000	775,969
6.50%, 10/15/2033(a)	550,000	549,313
Williams Cos., Inc., 5.30%, 09/30/2035	900,000	913,735
		308,467,251
Financials - 28.8%(b)
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030(a)	23,675,000	24,681,898
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.38%, 12/15/2031	5,050,000	5,225,422
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	5,650,000	5,916,921
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(a)	7,000,000	7,020,608
6.75%, 04/15/2028(a)	25,000,000	25,463,000

The accompanying notes are an integral part of these financial statements.

53

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.50%, 10/01/2031(a)	$14,775,000	$15,124,911
7.38%, 10/01/2032(a)	4,250,000	4,384,650
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	13,000,000	13,613,197
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	14,450,000	15,202,618
Athene Global Funding, 5.54%, 08/22/2035(a)	1,800,000	1,825,012
Athene Holding Ltd., 6.63%, 05/19/2055	7,050,000	7,551,562
Aviation Capital Group LLC, 4.80%, 10/24/2030(a)	9,100,000	9,095,556
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029(a)	7,000,000	7,275,951
5.38%, 05/30/2030(a)	5,000,000	5,130,996
4.90%, 10/10/2030(a)	5,500,000	5,532,881
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(a)	1,600,000	1,642,666
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	2,397,000	2,564,881
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual(a)	3,900,000	4,111,380
6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual(a)	4,712,000	4,602,636
Bank of America Corp.
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	14,500,000	15,103,403
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	8,500,000	7,879,310
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,560,857
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032	1,450,000	1,321,256
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,465,616
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	4,139,764
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,791,755
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	10,000,000	10,448,232
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	7,500,000	7,795,138
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	6,750,000	5,861,772
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	10,500,000	10,970,051
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	11,250,000	11,933,595

	Par	Value
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035(a)	$5,725,000	$6,037,012
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	11,300,000	12,328,255
BNP Paribas SA
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031(a)	10,000,000	10,193,156
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(a)	19,800,000	20,795,013
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual(a)	3,400,000	3,552,480
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	12,230,000	12,983,845
Brown & Brown, Inc.
5.25%, 06/23/2032	6,000,000	6,156,889
5.55%, 06/23/2035	10,000,000	10,294,712
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	11,100,000	11,309,235
Citigroup, Inc.
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	5,525,000	5,681,396
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	4,000,000	3,952,441
2.67% to 01/29/2030 then SOFR + 1.15%, 01/29/2031	1,000,000	929,763
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	9,350,000	9,530,470
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	450,000	405,690
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	3,998,792
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	15,167,333
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	6,000,000	6,224,963
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,200,000	3,353,814
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	1,150,000	1,162,118
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	18,000,000	18,067,494
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033(a)	7,300,000	7,257,516
6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual(a)	7,650,000	7,690,620
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual(a)	2,400,000	2,453,105

The accompanying notes are an integral part of these financial statements.

54

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(a)	5,000,000	5,259,216
Extra Space Storage LP
2.40%, 10/15/2031	$7,000,000	$6,168,121
5.40%, 02/01/2034	2,100,000	2,162,345
Fiserv, Inc.
4.75%, 03/15/2030	2,900,000	2,943,403
5.63%, 08/21/2033	7,000,000	7,352,176
5.15%, 08/12/2034	22,950,000	23,234,979
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	16,000,000	16,305,808
4.00%, 01/15/2031	7,925,000	7,591,935
5.25%, 02/15/2033	6,200,000	6,214,849
5.63%, 09/15/2034	17,100,000	17,321,684
5.75%, 11/01/2037	4,500,000	4,472,202
Goldman Sachs Group, Inc.
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,000,000	5,285,275
2.60%, 02/07/2030	4,000,000	3,747,655
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	5,150,000	5,355,784
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	5,600,000	5,860,228
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	9,120,375
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	14,000,000	12,498,832
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	6,250,000	5,622,584
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	650,000	654,636
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	3,250,000	3,394,062
6.75%, 10/01/2037	20,000,000	22,417,400
Host Hotels & Resorts LP
3.38%, 12/15/2029	10,800,000	10,272,425
3.50%, 09/15/2030	1,500,000	1,408,933
2.90%, 12/15/2031	10,379,000	9,241,761
HSBC Holdings PLC
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030	10,000,000	10,318,085
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual	4,600,000	4,814,834
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036	4,800,000	5,065,963
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	22,025,000	22,893,100
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	9,100,000	9,429,820
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	14,450,000	13,224,127
5.72% to 09/14/2032 then SOFR + 2.58%, 09/14/2033	11,950,000	12,642,872

	Par	Value
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	$13,000,000	$13,549,695
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	1,900,000	2,094,413
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	14,100,000	14,869,305
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	7,700,000	7,988,034
Kilroy Realty LP, 5.88%, 10/15/2035	800,000	811,362
LPL Holdings, Inc.
5.65%, 03/15/2035	18,375,000	18,736,746
5.75%, 06/15/2035	2,050,000	2,103,887
Morgan Stanley
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	4,000,000	4,019,762
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	10,458,217
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,673,492
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	10,300,000	10,872,015
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	31,100,000	27,022,101
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	558,142
Nasdaq, Inc., 5.55%, 02/15/2034	11,446,000	12,024,117
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual(a)	4,200,000	4,265,243
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055(a)	7,000,000	7,539,133
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	18,825,000	19,593,399
PNC Financial Services Group, Inc.
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	7,250,000	7,451,050
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	11,000,000	12,466,398
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,911,638
Rocket Cos., Inc., 6.13%, 08/01/2030(a)	18,200,000	18,692,401
Royal Bank of Canada
5.15% to 02/04/2030 then SOFR + 1.03%, 02/04/2031	3,350,000	3,452,782
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	11,950,000	11,804,778
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085	8,000,000	8,260,860
State Street Corp.
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	2,500,000	2,615,032
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	1,450,000	1,497,621
5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	10,900,000	11,296,155

The accompanying notes are an integral part of these financial statements.

55

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Sumitomo Mitsui Financial Group, Inc.
4.66% to 07/08/2030 then SOFR + 1.19%, 07/08/2031	$7,400,000	$7,486,813
5.42%, 07/09/2031	10,000,000	10,496,309
5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	8,000,000	8,203,390
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	4,800,000	4,817,016
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual(a)	2,500,000	2,587,357
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	5,000,000	5,166,866
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual(a)	4,200,000	4,316,277
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	700,000	731,282
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	15,350,000	16,592,122
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual(a)	14,000,000	14,420,014
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036(a)	5,750,000	5,987,908
US Bancorp
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	13,000,000	13,060,918
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,527,351
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	947,916
VICI Properties LP
5.13%, 11/15/2031	3,000,000	3,045,597
5.13%, 05/15/2032	8,000,000	8,082,049
5.63%, 04/01/2035	7,000,000	7,172,434
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	10,300,000	10,202,410
4.13%, 08/15/2030(a)	9,000,000	8,701,169
Wells Fargo & Co.
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	4,000,000	3,788,140
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033	7,000,000	6,517,973
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	18,050,000	18,760,854
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	8,650,000	9,089,021

	Par	Value
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	$8,000,000	$8,891,564
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	7,550,000	7,926,290
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	8,300,000	8,563,946
		1,166,769,840
Health Care - 2.6%
Centene Corp., 2.50%, 03/01/2031	10,000,000	8,620,390
Cigna Group, 4.88%, 09/15/2032	8,700,000	8,790,241
HCA, Inc.
5.50%, 03/01/2032	5,000,000	5,211,408
3.63%, 03/15/2032	16,000,000	15,014,675
5.50%, 06/01/2033	5,000,000	5,196,542
5.60%, 04/01/2034	13,000,000	13,500,034
Humana, Inc., 5.55%, 05/01/2035	7,500,000	7,644,895
Medline Borrower LP
3.88%, 04/01/2029(a)	7,000,000	6,756,253
5.25%, 10/01/2029(a)	12,000,000	11,905,118
Universal Health Services, Inc.
2.65%, 01/15/2032	5,000,000	4,351,260
5.05%, 10/15/2034	19,000,000	18,553,301
		105,544,117
Industrials - 6.1%
Boeing Co.
6.39%, 05/01/2031	5,000,000	5,448,179
3.60%, 05/01/2034	23,975,000	21,697,580
6.53%, 05/01/2034	5,000,000	5,531,301
3.75%, 02/01/2050	10,000,000	7,393,790
6.86%, 05/01/2054	4,000,000	4,565,853
Chart Industries, Inc., 9.50%, 01/01/2031(a)	8,000,000	8,578,056
Clean Harbors, Inc., 5.75%, 10/15/2033(a)	4,375,000	4,416,676
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)	10,350,000	10,965,546
8.63%, 05/15/2032(a)	6,000,000	6,485,364
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,850,972
2.80%, 01/15/2032	14,819,000	13,128,876
Goat Holdco LLC, 6.75%, 02/01/2032(a)	10,125,000	10,387,184
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	10,825,000	11,327,723
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032(a)	10,500,000	10,916,338
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	3,219,039
5.65%, 05/15/2033	4,650,000	4,857,973
Oregon Tool Lux LP, 7.88%, 10/15/2029(a)	6,723,616	3,529,898

The accompanying notes are an integral part of these financial statements.

56

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Regal Rexnord Corp.
6.05%, 04/15/2028	$3,000,000	$3,104,448
6.40%, 04/15/2033	19,925,000	21,399,908
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	13,350,000	13,726,029
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	17,750,000	17,700,820
TransDigm, Inc.
4.88%, 05/01/2029	9,475,000	9,343,184
6.38%, 05/31/2033(a)	30,000,000	30,412,288
Weir Group, Inc., 5.35%, 05/06/2030(a)	10,600,000	10,907,742
		246,894,767
Materials - 3.4%
LABL, Inc.
5.88%, 11/01/2028(a)	7,475,000	5,805,684
8.63%, 10/01/2031(a)	23,450,000	17,245,451
Magnera Corp., 7.25%, 11/15/2031(a)	13,000,000	12,242,620
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(a)	5,000,000	5,055,265
9.25%, 04/15/2027(a)	7,650,000	7,673,967
Northern Star Resources Ltd., 6.13%, 04/11/2033(a)	7,970,000	8,438,542
Olympus Water US Holding Corp., 7.25%, 02/15/2033(a)	5,600,000	5,609,333
Sealed Air Corp., 6.88%, 07/15/2033(a)	9,000,000	9,781,673
Solstice Advanced Materials, Inc., Senior Secured First Lien, 5.63%, 09/30/2033(a)	4,575,000	4,592,975
Sonoco Products Co.
4.60%, 09/01/2029	3,500,000	3,522,490
5.00%, 09/01/2034	25,000,000	24,743,321
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	9,500,000	9,127,504
Standard Industries, Inc./NY, 4.38%, 07/15/2030(a)	7,500,000	7,195,722
Trivium Packaging Finance BV
8.25%, 07/15/2030(a)	8,800,000	9,394,871
12.25%, 01/15/2031(a)	6,575,000	7,122,605
		137,552,023
Technology - 4.6%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	10,406,000	10,813,509
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	17,500,000	17,174,194
Broadcom, Inc.
4.35%, 02/15/2030	2,500,000	2,513,108
4.15%, 11/15/2030	7,589,000	7,561,788
5.15%, 11/15/2031	10,050,000	10,445,481
5.20%, 07/15/2035	1,000,000	1,030,987

	Par	Value
CoreWeave, Inc.
9.25%, 06/01/2030(a)	$3,500,000	$3,619,014
9.00%, 02/01/2031(a)	5,025,000	5,156,298
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	15,200,000	15,479,954
Entegris, Inc., 4.75%, 04/15/2029(a)	18,875,000	18,733,300
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,650,000	10,571,105
HP, Inc., 6.10%, 04/25/2035	7,000,000	7,433,660
Kioxia Holdings Corp.
6.25%, 07/24/2030(a)	2,200,000	2,246,495
6.63%, 07/24/2033(a)	1,725,000	1,775,292
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031	5,000,000	4,489,762
5.00%, 01/15/2033	15,000,000	15,201,556
Open Text Corp., 6.90%, 12/01/2027(a)	6,000,000	6,249,281
Oracle Corp.
5.25%, 02/03/2032	1,800,000	1,856,351
4.30%, 07/08/2034	5,000,000	4,785,739
4.70%, 09/27/2034	15,000,000	14,654,974
5.50%, 08/03/2035	10,000,000	10,294,622
5.20%, 09/26/2035	450,000	452,649
3.85%, 07/15/2036	8,407,000	7,489,368
5.95%, 09/26/2055	6,400,000	6,384,745
		186,413,232
Utilities - 5.9%
AES Corp., 5.80%, 03/15/2032	21,876,000	22,659,992
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	7,300,000	7,292,671
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	15,000,000	15,517,905
Duke Energy Corp., 5.45%, 06/15/2034	12,650,000	13,166,728
Edison International, 5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	4,000,000	3,799,950
Enel Finance International NV, 4.38%, 09/30/2030(a)	4,600,000	4,570,256
Georgia Power Co., 5.25%, 03/15/2034	8,750,000	9,030,167
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	8,000,000	8,478,101
National Grid PLC, 5.42%, 01/11/2034	7,000,000	7,271,823
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	10,000,000	10,391,502
5.25%, 03/15/2034	3,000,000	3,082,195
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	5,000,000	5,196,280

The accompanying notes are an integral part of these financial statements.

57

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
NRG Energy, Inc.
4.73%, 10/15/2030(a)	$4,000,000	$4,001,234
5.75%, 01/15/2034(a)	3,275,000	3,273,704
6.00%, 01/15/2036(a)	2,575,000	2,576,979
Pacific Gas and Electric Co., 4.50%, 07/01/2040	14,500,000	12,624,804
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	3,250,000	3,426,532
PSEG Power LLC, 5.75%, 05/15/2035(a)	5,000,000	5,235,022
RWE Finance US LLC, 5.13%, 09/18/2035(a)	4,950,000	4,885,675
Sempra
3.80%, 02/01/2038	12,000,000	10,267,333
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	10,100,000	10,334,371
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,438,599
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,415,497
Southern Power Co., 4.90%, 10/01/2035	2,800,000	2,762,937
Vistra Corp.
8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual(a)	7,130,000	7,298,361
7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	5,000,000	5,080,000
Vistra Operations Co. LLC
4.30%, 07/15/2029(a)	13,000,000	12,905,303
6.88%, 04/15/2032(a)	3,625,000	3,793,950
6.95%, 10/15/2033(a)	17,900,000	19,978,190
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029(a)	7,625,000	7,834,222
		240,590,283
TOTAL CORPORATE BONDS (Cost $2,881,656,584)		2,950,414,845
BANK LOANS - 14.7%
Consumer Discretionary - 3.4%
Allied Universal Holdco LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 08/20/2032	13,000,000	13,063,570
Anticimex Global AB, Senior Secured First Lien, 7.52% (SOFR + 3.40%), 11/16/2028	4,217,970	4,236,951
Chariot Buyer LLC, Senior Secured First Lien, 7.16% (1 mo. SOFR US + 3.00%), 09/08/2032	16,215,467	16,250,979
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 05/30/2031	17,946,676	17,860,621
Madison Safety & Flow LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 09/26/2031	12,399,876	12,429,636

	Par	Value
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 05/04/2028	$17,658,521	$17,676,886
Peer USA LLC, Senior Secured First Lien, 6.41% (1 mo. Term SOFR + 2.25%), 09/27/2032	10,250,000	10,272,448
PetSmart LLC, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 4.00%), 08/18/2032	13,078,384	12,898,621
Tamko Building Products LLC, Senior Secured First Lien
6.75% (3 mo. SOFR US + 2.75%), 09/20/2030	4,276,875	4,294,239
6.79% (3 mo. SOFR US + 2.75%), 09/20/2030	2,851,250	2,862,826
6.91% (1 mo. SOFR US + 2.75%), 09/20/2030	1,425,625	1,431,413
6.95% (3 mo. SOFR US + 2.75%), 09/20/2030	1,411,369	1,417,099
6.95% (6 mo. SOFR US + 2.75%), 09/20/2030	1,354,344	1,359,842
Wand NewCo 3, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 01/30/2031	11,029,512	11,004,861
Whatabrands LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 08/03/2028	9,875,375	9,894,237
		136,954,229
Consumer Staples - 0.2%
Froneri US, Inc., Senior Secured First Lien, 7.59% (1 mo. Term SOFR + 2.50%), 07/16/2032	6,750,000	6,743,824
Energy - 0.2%
Traverse Midstream Partners LLC, Senior Secured First Lien, 6.81% (3 mo. SOFR US + 2.50%), 02/16/2028	6,212,766	6,234,138
Financials - 1.6%(b)
Acrisure LLC, Senior Secured First Lien
7.16% (1 mo. SOFR US + 3.00%), 11/06/2030	13,811,942	13,805,520
7.41% (1 mo. SOFR US + 3.25%), 06/21/2032	4,323,678	4,327,288
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 06/13/2031	29,645,980	29,707,050
CRC Insurance Group LLC, Senior Secured Second Lien, 8.75% (3 mo. SOFR US + 4.75%), 05/06/2032	8,500,000	8,671,360
TIH Insurance Holdings LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 05/06/2031	8,022,177	8,034,732
		64,545,950

The accompanying notes are an integral part of these financial statements.

58

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Health Care - 0.3%
Bausch + Lomb Corp., Senior Secured First Lien
8.17% (1 mo. SOFR US + 4.00%), 09/29/2028	$6,860,000	$6,868,575
8.41% (1 mo. SOFR US + 4.25%), 01/15/2031	4,285,730	4,293,766
Medline Borrower LP, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 10/23/2030	37,492	37,513
		11,199,854
Industrials - 5.5%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 12/26/2030	13,117,831	13,109,108
Crosby US Acquisition Corp., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 08/16/2029	17,710,751	17,804,883
Cube A&D Buyer, Inc., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 10/20/2031	12,039,500	12,107,222
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.02% (3 mo. SOFR US + 3.50%), 05/22/2028	10,547,601	10,620,115
Filtration Group Corp., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 10/23/2028	16,656,230	16,751,670
Goat Holdco LLC, Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 01/27/2032	7,213,750	7,230,522
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.92% (6 mo. SOFR US + 3.75%), 02/15/2029	14,793,844	14,851,319
8.05% (3 mo. SOFR US + 3.75%), 02/15/2029	14,793,844	14,851,319
Indicor LLC, Senior Secured First Lien, 6.75% (3 mo. SOFR US + 2.75%), 11/23/2029	13,102,482	13,134,452
Kaman Corp., Senior Secured First Lien
6.54% (6 mo. SOFR US + 2.50%), 02/26/2032	4,397,629	4,388,592
6.70% (3 mo. SOFR US + 2.50%), 02/26/2032	13,192,888	13,165,777
6.83% (3 mo. SOFR US + 2.50%), 02/26/2032	1,659,483	1,656,073
Madison IAQ LLC, Senior Secured First Lien, 6.70% (6 mo. SOFR US + 2.50%), 06/21/2028	7,700,000	7,715,323
Oregon Tool Lux LP, Senior Secured Second Lien, 8.71% (3 mo. SOFR US + 4.00%), 10/15/2029	11,672,780	9,107,686

	Par	Value
Pinnacle Buyer LLC, Senior Secured First Lien, 7.22% (1 mo. Term SOFR + 2.50%), 09/13/2032	$7,250,000	$7,268,125
Pro Mach Group, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 08/31/2028	14,267,594	14,309,969
STS Operating, Inc., Senior Secured First Lien, 8.26% (1 mo. SOFR US + 4.00%), 03/25/2031	18,954,588	18,855,929
TK Elevator US Newco, Inc., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.00%), 04/30/2030	17,783,905	17,848,193
TransDigm, Inc., Senior Secured First Lien, 6.50% (3 mo. SOFR US + 2.50%), 08/13/2032	9,500,000	9,500,475
		224,276,752
Materials - 1.0%
Charter Next Generation, Inc., Senior Secured First Lien, 6.93% (1 mo. SOFR US + 2.75%), 12/02/2030	11,875,325	11,923,895
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 7.49% (1 mo. SOFR US + 3.18%), 04/13/2029	4,904,523	4,903,443
Pregis TopCo LLC, Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 02/01/2029	3,360,613	3,387,565
Proampac PG Borrower LLC, Senior Secured First Lien
8.19% (3 mo. SOFR US + 4.00%), 09/15/2028	7,471,399	7,508,756
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028	9,502,518	9,550,030
Solstice Advanced Materials, Inc., Senior Secured First Lien, 5.93% (1 mo. Term SOFR + 1.75%), 09/16/2032	5,250,000	5,263,151
		42,536,840
Technology - 2.5%
Applied Systems, Inc., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.25%), 02/24/2031	6,131,637	6,144,146
Central Parent LLC, Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 07/06/2029	10,832,870	9,398,002
CoreLogic, Inc., Senior Secured First Lien, 7.89% (1 mo. SOFR US + 3.50%), 06/02/2028	14,569,129	14,596,446
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.91% (1 mo. SOFR US + 4.75%), 11/22/2032	10,000,000	10,258,300
Ellucian Holdings, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 10/09/2029	8,025,351	8,034,700
Epicor Software Corp., Senior Secured First Lien, 6.82% (1 mo. Term SOFR + 2.75%), 05/30/2031	17,336,268	17,377,962

The accompanying notes are an integral part of these financial statements.

59

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
UKG, Inc., Senior Secured First Lien, 6.81% (3 mo. SOFR US + 2.50%), 02/10/2031	$35,758,242	$35,763,069
		101,572,625
TOTAL BANK LOANS (Cost $595,773,041)		594,064,212
U.S. TREASURY SECURITIES - 4.1%
United States Treasury Note/Bond
1.88%, 02/15/2032	12,500,000	11,092,041
4.13%, 03/31/2032	30,000,000	30,403,711
4.00%, 04/30/2032	10,000,000	10,059,961
4.13%, 05/31/2032	17,500,000	17,724,219
2.75%, 08/15/2032	18,000,000	16,735,781
3.50%, 02/15/2033	15,000,000	14,564,648
4.25%, 11/15/2034	15,000,000	15,172,266
4.25%, 05/15/2035	25,000,000	25,234,375
4.25%, 08/15/2035	25,000,000	25,205,078
TOTAL U.S. TREASURY SECURITIES (Cost $162,263,229)		166,192,080
COLLATERALIZED LOAN OBLIGATIONS - 3.7%
Aimco CDO, Series 2018-AA, Class D1R, 7.17% (3 mo. Term SOFR + 2.85%), 10/17/2037(a)	5,000,000	5,071,470
Atlantic Avenue Ltd., Series 2024-2A, Class D, 9.08% (3 mo. Term SOFR + 4.75%), 04/20/2037(a)	4,000,000	4,069,148
Barrow Hanley Ltd.
Series 2023-1A, Class D1R, 7.43% (3 mo. Term SOFR + 3.10%), 01/20/2038(a)	6,000,000	6,082,033
Series 2023-2A, Class DR, 6.98% (3 mo. Term SOFR + 2.65%), 10/20/2035(a)	7,650,000	7,650,382
Series 2024-3A, Class D, 8.48% (3 mo. Term SOFR + 4.15%), 04/20/2037(a)	4,000,000	4,092,640
Boyce Park Clo Ltd., Series 2022-1A, Class D, 7.43% (3 mo. Term SOFR + 3.10%), 04/21/2035(a)	2,500,000	2,507,649
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.93% (3 mo. Term SOFR + 3.60%), 04/19/2037(a)	8,000,000	8,067,170
CarVal CLO, Series 2018-1A, Class D, 7.47% (3 mo. Term SOFR + 3.15%), 07/16/2031(a)	1,755,000	1,765,608
Cayuga Park CLO, Series 2020-1A, Class DR, 7.68% (3 mo. Term SOFR + 3.36%), 07/17/2034(a)	1,750,000	1,757,257

	Par	Value
Dryden Senior Loan Fund, Series 2018-55A, Class C, 6.48% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	$250,000	$250,604
Eldridge CLO Ltd., Series 2025-1A, Class D1, 0.00% (3 mo. Term SOFR + 2.95%), 10/20/2038(a)	1,450,000	1,455,438
Elmwood CLO 39 Ltd., Series 2025-2A, Class D1, 6.78% (3 mo. Term SOFR + 2.50%), 04/17/2038(a)	5,000,000	5,032,011
Elmwood CLO Ltd., Series 2025-1A, Class D1, 6.78% (3 mo. Term SOFR + 2.50%), 04/22/2038(a)	5,000,000	5,031,048
Flatiron CLO Ltd.
Series 2021-2A, Class BR, 5.72% (3 mo. Term SOFR + 1.40%), 10/15/2034(a)	7,000,000	7,004,201
Series 2021-2A, Class DR, 6.72% (3 mo. Term SOFR + 2.40%), 10/15/2034(a)	8,000,000	8,020,696
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.68% (3 mo. Term SOFR + 2.35%), 04/22/2034(a)	2,000,000	2,005,263
GoldenTree Loan Management US CLO, Series 2017-1A, Class DR3, 6.73% (3 mo. Term SOFR + 2.40%), 04/20/2034(a)	4,350,000	4,355,345
Harvest US CLO, Series 2024-3A, Class D1, 7.63% (3 mo. Term SOFR + 3.30%), 01/18/2038(a)	2,300,000	2,332,831
Madison Park Funding Ltd.
Series 2019-35A, Class DR, 7.59% (3 mo. Term SOFR + 3.26%), 04/20/2032(a)	2,000,000	2,012,504
Series 2021-59A, Class D1AR, 7.63% (3 mo. Term SOFR + 3.30%), 04/18/2037(a)	500,000	504,113
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.83% (3 mo. Term SOFR + 3.50%), 04/20/2037(a)	8,000,000	8,091,430
Series 2019-24A, Class DR, 7.37% (3 mo. Term SOFR + 3.05%), 04/15/2035(a)	2,600,000	2,614,400
Series 2020-26A, Class BR2, 5.82% (3 mo. Term SOFR + 1.50%), 01/25/2038(a)	5,000,000	5,014,649
Series 2020-27A, Class DR, 7.44% (3 mo. Term SOFR + 3.11%), 10/20/2034(a)	1,400,000	1,405,858
Series 2023-39A, Class D1R, 7.02% (3 mo. Term SOFR + 2.70%), 01/25/2037(a)	1,000,000	1,012,197
Neuberger Berman CLO Ltd.
Series 2015-20A, Class D1R3, 6.97% (3 mo. Term SOFR + 2.65%), 04/15/2039(a)	4,000,000	4,054,065

The accompanying notes are an integral part of these financial statements.

60

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2020-38A, Class BR2, 5.73% (3 mo. Term SOFR + 1.40%), 10/20/2036(a)	$5,000,000	$5,001,400
Series 2021-42A, Class BR, 5.72% (3 mo. Term SOFR + 1.40%), 07/16/2036(a)	5,000,000	5,001,100
Series 2021-44A, Class DR, 6.97% (3 mo. Term SOFR + 2.65%), 10/16/2035(a)	5,000,000	5,031,155
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class D1R, 7.42% (3 mo. Term SOFR + 3.10%), 10/24/2038(a)	750,000	758,356
OCP CLO Ltd., Series 2019-16A, Class DR, 7.74% (3 mo. Term SOFR + 3.41%), 04/10/2033(a)	1,000,000	1,004,747
OHA Credit Funding, Series 2018-1A, Class D1R, 7.93% (3 mo. Term SOFR + 3.60%), 04/20/2037(a)	8,000,000	8,130,268
OHA Credit Partners Ltd., Series 2015-12A, Class D1R2, 7.82% (3 mo. Term SOFR + 3.50%), 04/23/2037(a)	1,500,000	1,523,941
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 7.62% (3 mo. Term SOFR + 3.30%), 04/23/2037(a)	5,000,000	5,061,931
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 7.42% (3 mo. Term SOFR + 3.10%), 01/15/2037(a)	2,000,000	2,005,955
Symphony CLO Ltd., Series 2022-37A, Class DR, 9.23% (3 mo. Term SOFR + 4.90%), 01/20/2037(a)	6,750,000	6,788,987
TICP CLO Ltd., Series 2018-12A, Class DR, 7.88% (3 mo. Term SOFR + 3.56%), 07/15/2034(a)	1,100,000	1,104,695
Trinitas CLO Ltd., Series 2024-24A, Class D1, 8.42% (3 mo. Term SOFR + 4.10%), 04/25/2037(a)	500,000	508,723
Wellington Management Clo 3 Ltd., Series 2025-4A, Class D1, 6.83% (3 mo. Term SOFR + 2.55%), 04/18/2038(a)	4,750,000	4,782,057
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $146,358,297)		147,963,325
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Angel Oak Mortgage Trust LLC
Series 2025-2, Class A1, 5.64%, 02/25/2070(a)(c)	2,973,902	3,003,880
Series 2025-3, Class A1, 5.42%, 03/25/2070(a)(c)	9,261,429	9,329,092
Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(d)	3,095,723	3,124,581

	Par	Value
Series 2025-8, Class A1, 5.41%, 07/25/2070(a)(c)	$3,517,569	$3,545,490
Series 2025-9, Class A1, 5.14%, 08/25/2070(a)(c)	3,713,325	3,725,580
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1, 5.08%, 06/25/2065(a)(c)	1,469,948	1,472,849
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	13,841,766	12,056,660
GS Mortgage-Backed Securities Trust
Series 2025-NQM2, Class A1, 5.65%, 06/25/2065(a)(d)	5,559,416	5,607,938
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(a)(c)	5,407,249	5,417,090
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(c)	2,757,780	2,783,149
Onslow Bay Mortgage Loan Trust
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065(a)(c)	4,166,800	4,211,961
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065(a)(c)	3,846,716	3,882,259
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065(a)(c)	1,482,893	1,489,809
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065(a)(c)	11,200,000	11,198,364
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(c)	3,048,606	3,082,122
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(a)(c)	7,616,278	7,673,025
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(a)(c)	8,563,583	8,651,695
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,567,311)		90,255,544
MORTGAGE-BACKED SECURITIES - 0.9%
Federal National Mortgage Association, Pool FA1387, 4.00%, 10/01/2053	6,467,472	6,105,006
Ginnie Mae II Pool
Pool MB0145, 4.50%, 01/20/2055	12,544,029	12,176,309
Pool MB0256, 4.00%, 03/20/2055	10,588,965	9,963,076
Pool MB0259, 5.50%, 03/20/2055	9,579,592	9,661,254
TOTAL MORTGAGE-BACKED SECURITIES (Cost $37,824,829)		37,905,645

The accompanying notes are an integral part of these financial statements.

61

Aristotle Strategic Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 0.0%(e)
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050(a)	$790,021	$760,758
RCO Mortgage LLC, Series 2025-1, Class A1, 5.88%, 01/25/2030(a)(c)	503,257	507,350
TOTAL ASSET-BACKED SECURITIES (Cost $1,299,342)		1,268,108
TOTAL INVESTMENTS - 98.4% (Cost $3,914,742,633)		$3,988,063,759
Money Market Deposit Account - 1.4%(f)		57,540,919
Other Assets in Excess of Liabilities - 0.2%		5,463,435
TOTAL NET ASSETS - 100.0%		$4,051,068,113

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,629,243,333 or 40.2% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

62

Aristotle Ultra Short Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 65.9%
Communications - 2.7%
NTT Finance Corp., 5.42% (SOFR + 1.08%), 07/16/2028(a)	$200,000	$202,175
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(a)	550,000	552,186
		754,361
Consumer Discretionary - 15.6%
American Airlines Group, Inc.
3.60%, 09/22/2027	687,393	674,329
3.20%, 06/15/2028	576,650	558,559
Series 2016-3, 3.00%, 10/15/2028	239,316	230,273
Series 2016-3, 3.25%, 10/15/2028	298,946	283,456
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	241,405	232,841
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	358,012	351,774
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured First Lien, 4.50%, 10/20/2025(a)	140,125	139,956
General Motors Financial Co., Inc., 5.25%, 03/01/2026	100,000	100,169
Hyundai Capital America, 6.25%, 11/03/2025(a)	100,000	100,149
Las Vegas Sands Corp., 5.90%, 06/01/2027	150,000	153,103
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	679,104	673,566
United Airlines, Inc., Series A, 4.00%, 04/11/2026	910,606	908,214
		4,406,389
Consumer Staples - 1.8%
Philip Morris International, Inc., 5.16% (SOFR + 0.83%), 04/28/2028	500,000	503,423
Energy - 0.4%
MPLX LP, 1.75%, 03/01/2026	100,000	98,964
Financials - 31.5%(b)
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028(a)	350,000	358,102
Avolon Holdings Funding Ltd., 4.38%, 05/01/2026(a)	200,000	199,908
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	200,000	203,351
5.16% (SOFR + 0.83%), 01/24/2029	500,000	500,610
5.42% (SOFR + 1.11%), 05/09/2029	500,000	503,771
BNP Paribas SA, 1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027(a)	700,000	693,691

	Par	Value
Citigroup, Inc., 5.15% (SOFR + 0.87%), 03/04/2029	$250,000	$250,155
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	400,000	390,159
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	300,000	301,951
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027	200,000	202,717
5.32% (SOFR + 1.03%), 03/03/2029	500,000	502,075
JPMorgan Chase & Co.
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027	400,000	394,319
5.13% (SOFR + 0.80%), 01/24/2029	700,000	701,093
LPL Holdings, Inc., 5.70%, 05/20/2027	200,000	203,874
MassMutual Global Funding II, 5.32% (SOFR + 0.98%), 07/10/2026(a)	300,000	301,782
Mitsubishi UFJ Financial Group, Inc., 1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027	200,000	195,750
Morgan Stanley
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	200,000	200,441
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027	1,000,000	978,694
New York Life Global Funding
5.19% (SOFR + 0.93%), 04/02/2026(a)	100,000	100,364
4.76% (SOFR + 0.48%), 06/09/2026(a)	400,000	400,713
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026(a)	300,000	294,512
Sumitomo Mitsui Trust Bank Ltd., 5.26% (SOFR + 0.99%), 03/13/2030(a)	200,000	202,870
UBS Group AG, 4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027(a)	600,000	602,063
VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2027(a)	200,000	197,877
		8,880,842
Industrials - 4.2%
BAE Systems Holdings, Inc., 3.85%, 12/15/2025(a)	300,000	299,694
Caterpillar Financial Services Corp., 4.75% (SOFR + 0.46%), 02/27/2026	200,000	200,214
John Deere Capital Corp., 4.86% (SOFR + 0.57%), 03/03/2026	100,000	100,153
Regal Rexnord Corp., 6.05%, 02/15/2026	300,000	301,492
Weir Group PLC, 2.20%, 05/13/2026(a)	300,000	295,273
		1,196,826

The accompanying notes are an integral part of these financial statements.

63

Aristotle Ultra Short Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - 0.7%
Berry Global, Inc., 1.57%, 01/15/2026	$200,000	$198,296
Technology - 3.0%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	300,000	294,415
Concentrix Corp., 6.65%, 08/02/2026	200,000	203,014
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	100,000	100,582
Roper Technologies, Inc., 3.80%, 12/15/2026	250,000	249,176
		847,187
Utilities - 6.0%
American Electric Power Co., Inc., 1.00%, 11/01/2025	300,000	299,083
Consolidated Edison Co. of New York, Inc., 4.82% (SOFR + 0.52%), 11/18/2027	200,000	200,380
KeySpan Gas East Corp., 2.74%, 08/15/2026(a)	400,000	394,917
Pinnacle West Capital Corp., 0.00% (SOFR + 0.82%), 06/10/2026	243,000	243,766
Southern California Edison Co., 5.35%, 03/01/2026	300,000	301,205
Vistra Operations Co. LLC, 5.05%, 12/30/2026(a)	250,000	251,624
		1,690,975
TOTAL CORPORATE BONDS (Cost $18,458,479)		18,577,263
ASSET-BACKED SECURITIES - 18.0%
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	636	635
Series 2022-2, Class A3, 4.76%, 05/17/2027	94,018	94,027
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 02/18/2028	42,810	42,877
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 09/11/2028	91,240	88,356
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	215,000	217,139
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	17,170	16,711
Honda Auto Receivables Owner Trust, Series 2025-1, Class A2, 4.53%, 08/23/2027	286,851	287,397

	Par	Value
Navient Student Loan Trust
Series 2019-FA, Class A2, 2.60%, 08/15/2068(a)	$414,956	$400,525
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	62,760	55,343
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	106,842	103,106
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	265,324	253,300
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	200,234	188,594
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	71,694	67,119
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	352,901	330,259
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	38,862	36,731
Series 2021-1A, Class A1B, 5.07% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	69,826	69,425
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	233,045	213,185
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	468,028	427,039
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/2027	126,776	127,074
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	56,493	56,622
Santander Consumer USA Holdings, Inc.
Series 2023-5, Class A3, 6.02%, 09/15/2028	72,733	72,999
Series 2024-1, Class A3, 5.25%, 04/17/2028	47,319	47,416
Series 2024-4, Class A2, 5.41%, 07/15/2027	6,645	6,649
Series 2025-1, Class A2, 4.76%, 08/16/2027	243,889	244,182
Series 2025-2, Class A2, 4.71%, 06/15/2028	321,584	322,197
Series 2025-3, Class A2, 4.63%, 10/16/2028	350,000	351,298
SMB Private Education Loan Trust
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	259,150	255,980
Series 2019-B, Class A2A, 2.84%, 06/15/2037(a)	90,148	87,977
Series 2020-A, Class A2B, 5.09% (1 mo. Term SOFR + 0.94%), 09/15/2037(a)	302,352	301,539
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/2034(a)	207,219	208,119

The accompanying notes are an integral part of these financial statements.

64

Aristotle Ultra Short Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
SoFi Professional Loan Program LLC
Series 2018-B, Class A2FX, 3.34%, 08/25/2047(a)	$13,097	$13,064
Series 2019-B, Class A2FX, 3.09%, 08/17/2048(a)	90,632	88,885
TOTAL ASSET-BACKED SECURITIES (Cost $5,070,896)		5,075,769
COLLATERALIZED LOAN OBLIGATIONS - 10.6%
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.40% (3 mo. Term SOFR + 1.08%), 10/15/2031(a)	253,408	253,536
CIFC Funding Ltd., Series 2021-7A, Class AR, 5.32% (3 mo. Term SOFR + 1.09%), 01/23/2035(a)	350,000	350,180
Magnetite CLO Ltd.
Series 2020-25A, Class A, 5.78% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	530,584	531,672
Series 2020-27A, Class BR, 6.14% (3 mo. Term SOFR + 1.81%), 10/20/2034(a)	250,000	250,525
Neuberger Berman CLO Ltd.
Series 2021-42A, Class AR, 5.27% (3 mo. Term SOFR + 0.95%), 07/16/2036(a)	250,000	250,375
Series 2021-43A, Class AR, 5.37% (3 mo. Term SOFR + 1.05%), 07/17/2036(a)	1,000,000	1,001,257
Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2033(a)	333,309	333,684
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,965,813)		2,971,229
BANK LOANS - 2.0%
Consumer Discretionary - 0.0%(c)
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.00%), 08/02/2028	321	321
Health Care - 0.7%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.23% (1 mo. SOFR US + 1.75%), 07/30/2027	191,525	191,530

	Par	Value
Materials - 1.3%
Asplundh Tree Expert LLC, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 09/07/2027	$230,000	$230,233
Quikrete Holdings, Inc., Senior Secured First Lien, 6.41% (1 mo. SOFR US + 2.25%), 04/14/2031	148,125	148,247
		378,480
TOTAL BANK LOANS (Cost $569,271)		570,331
TOTAL INVESTMENTS - 96.5% (Cost $27,064,459)		$27,194,592
Money Market Deposit Account - 4.6%(d)		1,290,939
Liabilities in Excess of Other Assets - (1.0)%		(294,513)
TOTAL NET ASSETS - 100.0%		$28,191,018

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $12,259,864 or 43.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

65

Aristotle Value Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 5.2%
Alphabet, Inc. - Class C	71,200	$17,340,760
Verizon Communications, Inc.	263,400	11,576,430
		28,917,190
Consumer Discretionary - 7.8%
Lennar Corp. - Class A	115,200	14,519,808
Lennar Corp. - Class B	78	9,359
Lowe's Cos., Inc.	44,400	11,158,164
Sony Group Corp. - ADR	608,900	17,530,231
		43,217,562
Consumer Staples - 4.7%
Coca-Cola Co.	171,700	11,387,144
Constellation Brands, Inc. - Class A	36,000	4,848,120
Procter & Gamble Co.	63,400	9,741,410
		25,976,674
Energy - 3.5%
Coterra Energy, Inc.	400,800	9,478,920
TotalEnergies SE - ADR	162,700	9,711,563
		19,190,483
Financials - 21.2%
American International Group, Inc.	148,200	11,639,628
Ameriprise Financial, Inc.	30,400	14,934,000
Blackstone, Inc.	73,100	12,489,135
Capital One Financial Corp.	91,600	19,472,328
Commerce Bancshares, Inc./MO	44,988	2,688,483
Cullen/Frost Bankers, Inc.	67,300	8,531,621
Mitsubishi UFJ Financial Group, Inc. - ADR	802,600	12,793,444
PNC Financial Services Group, Inc.	57,600	11,573,568
Sony Financial Group, Inc. - ADR(a)	121,780	675,879
US Bancorp	264,600	12,788,118
Wells Fargo & Co.	116,992	9,806,270
		117,392,474
Health Care - 8.7%
Alcon AG	124,500	9,276,495
Amgen, Inc.	43,600	12,303,920
Danaher Corp.	49,600	9,833,696
Medtronic PLC	89,100	8,485,884
Merck & Co., Inc.	100,100	8,401,393
		48,301,388
Industrials - 11.2%
General Dynamics Corp.	36,700	12,514,700
Oshkosh Corp.	66,700	8,650,990
Parker-Hannifin Corp.	36,400	27,596,660
Uber Technologies, Inc.(a)	138,200	13,539,454
		62,301,804
Information Technology - 15.4%
Adobe, Inc.(a)	30,500	10,758,875
Microchip Technology, Inc.	162,700	10,448,594

	Shares	Value
Microsoft Corp.	46,300	$23,981,085
QUALCOMM, Inc.	83,700	13,924,332
Synopsys, Inc.(a)	26,000	12,828,140
Teledyne Technologies, Inc.(a)	22,500	13,185,900
		85,126,926
Materials - 12.8%
Air Products and Chemicals, Inc.	37,700	10,281,544
Corteva, Inc.	262,800	17,773,164
Ecolab, Inc.	51,900	14,213,334
Martin Marietta Materials, Inc.	26,400	16,639,392
RPM International, Inc.	100,400	11,835,152
		70,742,586
Utilities - 7.0%
American Water Works Co., Inc.	80,200	11,163,038
Atmos Energy Corp.	90,100	15,384,575
Xcel Energy, Inc.	154,100	12,428,165
		38,975,778
TOTAL COMMON STOCKS (Cost $356,702,782)		540,142,865
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.3%
Real Estate - 1.3%
Equity LifeStyle Properties, Inc.	118,500	7,192,950
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,045,904)		7,192,950
TOTAL INVESTMENTS - 98.8% (Cost $363,748,686)		$547,335,815
Money Market Deposit Account - 1.1%(b)		6,169,439
Other Assets in Excess of Liabilities - 0.1%		381,142
TOTAL NET ASSETS - 100.0%		$553,886,396

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

The accompanying notes are an integral part of these financial statements.

66

Aristotle/Saul Global Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Austria - 2.2%
Erste Group Bank AG	6,890	$673,024
Canada - 7.2%
Brookfield Corp.	11,750	806,214
Cameco Corp.	16,850	1,414,155
		2,220,369
France - 3.4%
LVMH Moet Hennessy Louis Vuitton SE	600	366,657
TotalEnergies SE	11,150	677,181
		1,043,838
Germany - 6.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,700	1,084,567
Nemetschek SE	6,150	800,023
Symrise AG	3,000	260,781
		2,145,371
Hong Kong - 1.6%
AIA Group Ltd.	51,740	496,327
Ireland - 2.9%
Jazz Pharmaceuticals PLC(a)	3,550	467,890
Medtronic PLC	4,550	433,342
		901,232
Japan - 16.9%
Daikin Industries Ltd.	4,700	542,827
FANUC Corp.	13,100	377,538
Mitsubishi UFJ Financial Group, Inc.	32,800	530,975
MonotaRO Co. Ltd.	46,500	677,919
NIDEC CORP	10,100	179,858
Otsuka Holdings Co. Ltd.	12,500	664,283
Pan Pacific International Holdings Corp.	78,000	514,251
Sony Financial Group, Inc.(a)	33,300	36,929
Sony Group Corp.	33,300	959,020
Tokyo Century Corp.	60,700	774,527
		5,258,127
Netherlands - 1.0%
Heineken NV	4,100	319,721
Singapore - 3.0%
DBS Group Holdings Ltd.	23,820	944,527
Sweden - 1.4%
Assa Abloy AB - Class B	12,400	430,175
Switzerland - 2.7%
Alcon AG	6,960	518,120
DSM-Firmenich AG	3,600	306,513
		824,633

	Shares	Value
United Kingdom - 3.0%
GSK PLC	22,800	$482,800
Rentokil Initial PLC	87,950	444,511
		927,311
United States - 42.2%(b)
Adobe, Inc.(a)	1,400	493,850
Alphabet, Inc. - Class C	3,350	815,893
Amgen, Inc.	2,350	663,170
Capital One Financial Corp.	3,000	637,740
Coca-Cola Co.	8,200	543,824
Danaher Corp.	2,350	465,911
Dolby Laboratories, Inc. - Class A	5,950	430,601
FirstCash Holdings, Inc.	5,500	871,310
FMC Corp.	5,500	184,965
General Dynamics Corp.	1,900	647,900
Lennar Corp. - Class A	8,350	1,052,434
Martin Marietta Materials, Inc.	1,700	1,071,476
Microchip Technology, Inc.	8,900	571,558
Microsoft Corp.	2,400	1,243,080
Norwegian Cruise Line Holdings Ltd.(a)	15,300	376,839
Oshkosh Corp.	5,350	693,895
Procter & Gamble Co.	2,950	453,267
QUALCOMM, Inc.	3,600	598,896
RPM International, Inc.	4,800	565,824
Uber Technologies, Inc.(a)	7,400	724,978
		13,107,411
TOTAL COMMON STOCKS (Cost $17,505,326)		29,292,066
PREFERRED STOCKS - 2.3%
South Korea - 2.3%
Samsung Electronics Co. Ltd.	14,800	700,417
TOTAL PREFERRED STOCKS (Cost $260,487)		700,417
TOTAL INVESTMENTS - 96.7% (Cost $17,765,813)		$29,992,483
Money Market Deposit Account - 2.7%(c)		835,896
Other Assets in Excess of Liabilities - 0.6%		198,032
TOTAL NET ASSETS - 100.0%		$31,026,411

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

67

Aristotle/Saul Global Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

Sector Classification as of September 30, 2025
(% of Net Assets)

Financials	$6,856,140	22.1%
Information Technology	4,838,425	15.6
Industrials	4,719,601	15.1
Health Care	3,695,516	11.9
Consumer Discretionary	3,269,201	10.6
Materials	2,389,559	7.7
Energy	2,091,336	6.8
Consumer Staples	1,316,812	4.3
Communication Services	815,893	2.6
Other Assets in Excess of Liabilities	1,033,928	3.3
	$31,026,411	100.0%

The accompanying notes are an integral part of these financial statements.

68

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund
ASSETS:
Investments, at value	$147,438,136	$551,755,457	$3,130,251,597	$3,880,047,344	$216,257,523
Interest receivable	1,293,790	32,134	29,047,947	30,809,541	5,221
Cash - interest bearing deposit account	1,173,200	10,233,065	48,006,216	234,674,977	1,910,258
Receivable for fund shares sold	2,269	1,527	4,773,854	5,394,720	1,897
Receivable for investments sold	—	—	1,026,955	494,598,209	—
Dividends receivable	—	104,902	—	—	9,867
Cash	—	—	—	503,750	—
Prepaid expenses and other assets	—	1,435	—	—	—
Total assets	149,907,395	562,128,520	3,213,106,569	4,646,028,541	218,184,766
LIABILITIES:
Payable for investments purchased	601,335	—	31,679,678	756,563,942	—
Payable to adviser	57,092	298,270	1,366,275	2,295,377	124,225
Payable for capital shares redeemed	42,708	263,236	9,729,138	13,567,228	70,991
Payable to directors	785	5,402	32,676	45,383	2,758
Distributions payable	—	—	1,178,341	3,056,246	—
Interest payable	—	—	—	122,302	—
Payable for distribution and shareholder servicing fees	—	210	67,856	147,556	499
Payable for expenses and other liabilities	103	493	2,821	7,516	204
Total liabilities	702,023	567,611	44,056,785	775,805,550	198,677
NET ASSETS	$ 149,205,372	$561,560,909	$3,169,049,784	$3,870,222,991	$217,986,089
Net Assets Consists of:
Paid-in capital	$150,828,241	$332,755,215	$3,241,206,675	$4,158,966,710	$77,818,672
Total distributable earnings/(accumulated losses)	(1,622,869)	228,805,694	(72,156,891)	(288,743,719)	140,167,417
Total net assets	$ 149,205,372	$561,560,909	$3,169,049,784	$3,870,222,991	$217,986,089
Class A
Net assets	$—	$1,039,544	$130,774,173	$252,958,739	$2,492,170
Shares issued and outstanding(a)	—	65,120	13,374,454	26,872,348	219,601
Net asset value per share	$—	$15.96	$9.78	$9.41	$11.35
Max offering price per share (Net asset value per share dividend by 0.9575, 0.9575, 0.97 and 0.9575)	$—	$16.67	$10.21	$9.70	$11.85
Class C
Net assets	$—	$—	$50,016,669	$115,767,391	$—
Shares issued and outstanding(a)	—	—	5,117,839	12,314,453	—
Net asset value per share	$—	$—	$9.77	$9.40	$—
Class I
Net assets	$142,535,304	$342,114,418	$762,916,204	$1,572,731,079	$215,383,894
Shares issued and outstanding(a)	16,136,113	20,869,814	77,932,002	166,857,400	12,175,500
Net asset value per share	$8.83	$16.39	$9.79	$9.43	$17.69
Class I-2
Net assets	$6,670,068	$218,406,947	$2,225,342,738	$1,928,765,782	$110,025
Shares issued and outstanding(a)	757,061	7,451,931	226,919,957	204,159,173	6,219
Net asset value per share	$8.81	$29.31	$9.81	$9.45	$17.69
Cost:
Investments, at cost	$145,534,385	$334,366,798	$3,125,859,783	$3,852,480,566	$116,530,552

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

69

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I	Aristotle Portfolio Optimization Aggressive Growth Fund
ASSETS:
Investments in unaffiliated securities, at value	$97,336,542	$534,755,679	$5,120,514	$3,154,703	$143,047,568
Investments in affiliated securities, at value	—	—	—	—	140,405,442
Cash - interest bearing deposit account	7,292,445	13,429,527	212,014	137,991	708,464
Interest receivable	1,836,045	57,659	39,771	19,683	1,539
Receivable for investments sold	627,862	9,811,408	—	—	130,564
Receivable for fund shares sold	23,506	235,382	—	—	104,754
Dividends receivable	—	1,577,140	—	—	—
Dividend tax reclaims receivable	—	2,063,575	—	—	—
Cash	—	—	4,154	—	—
Receivable from Adviser	—	—	24	15	—
Prepaid expenses and other assets	30,971	6,501	209	—	—
Total assets	107,147,371	561,936,871	5,376,685	3,312,392	284,398,331
LIABILITIES:
Payable for investments purchased	1,930,824	2,815,873	202,719	—	—
Payable for capital shares redeemed	54,055	197,405	—	—	235,317
Payable to adviser	46,160	361,738	—	—	104,567
Payable for distribution and shareholder servicing fees	1,711	352	—	—	66,243
Payable to directors	1,210	6,069	25	15	2,842
Distributions payable	984	—	10	38	6
Payable for expenses and other liabilities	70	533	3	2	248
Total liabilities	2,035,014	3,381,970	202,756	55	409,223
NET ASSETS	$105,112,357	$558,554,901	$5,173,929	$3,312,337	$283,989,108
Net Assets Consists of:
Paid-in capital	$124,308,715	$396,387,167	$5,153,991	$3,290,749	$209,495,695
Total distributable earnings/(accumulated losses)	(19,196,358)	162,167,734	19,938	21,588	74,493,413
Total net assets	$105,112,357	$558,554,901	$5,173,929	$3,312,337	$283,989,108
Class A
Net assets	$6,412,186	$1,704,899	$—	$—	$258,299,224
Shares issued and outstanding(a)	675,792	143,259	—	—	16,622,191
Net asset value per share	$9.49	$11.90	$—	$—	$15.54
Max offering price per share (Net asset value per share dividend by 0.9575, 0.9575 and 0.945)	$9.91	$12.43	$—	$—	$16.44
Class C
Net assets	$472,924	$—	$—	$—	$16,452,108
Shares issued and outstanding(a)	49,937	—	—	—	1,159,659
Net asset value per share	$9.47	$—	$—	$—	$14.19
Class I
Net assets	$81,435,363	$115,038,205	$—	$—	$—
Shares issued and outstanding(a)	8,711,320	8,958,110	—	—	—
Net asset value per share	$9.35	$12.84	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

70

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I	Aristotle Portfolio Optimization Aggressive Growth Fund
Class I-2
Net assets	$16,791,884	$441,811,797	$—	$—	$9,237,776
Shares issued and outstanding(a)	1,764,183	27,835,797	—	—	583,707
Net asset value per share	$9.52	$15.87	$—	$—	$15.83
Aristotle Pacific EXclusive Fund Series H
Net assets	$—	$—	$5,173,929	$—	$—
Shares issued and outstanding(a)	—	—	515,355	—	—
Net asset value per share	$—	$—	$10.04	$—	$—
Aristotle Pacific EXclusive Fund Series I
Net assets	$—	$—	$—	$3,312,337	$—
Shares issued and outstanding(a)	—	—	—	328,959	—
Net asset value per share	$—	$—	$—	$10.07	$—
Cost:
Investments in unaffiliated securities, at cost	$96,040,132	$382,612,932	$5,101,043	$3,135,858	$124,730,572
Investments in affiliated securities, at cost	$—	$—	$—	$—	$99,846,653

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

71

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund
ASSETS:
Investments in unaffiliated securities, at value	$28,016,913	$277,602,497	$50,357,352	$212,704,976	$993,795,778
Investments in affiliated securities, at value	97,018,125	376,573,912	140,190,805	479,048,318	—
Cash - interest bearing deposit account	172,939	1,516,862	272,546	1,154,864	29,155,061
Receivable for investments sold	29,160	126,944	118,994	—	2,384,932
Receivable for fund shares sold	8,667	55,037	6,970	229,079	643,588
Interest receivable	486	3,569	706	2,859	8,663,067
Dividends receivable	—	—	574	5,536	—
Prepaid expenses and other assets	—	—	296	566	—
Total assets	125,246,290	655,878,821	190,948,243	693,146,198	1,034,642,426
LIABILITIES:
Payable to adviser	46,350	107,181	70,581	255,645	371,674
Payable for capital shares redeemed	37,827	181,980	125,964	224,513	1,612,833
Payable for distribution and shareholder servicing fees	29,974	284,143	42,799	156,297	36,588
Payable to directors	1,356	6,718	2,022	7,206	10,316
Distributions payable	12	8	—	116	100,277
Payable for investments purchased	—	—	—	4,567	30,737,943
Payable for expenses and other liabilities	117	580	176	624	755
Total liabilities	115,636	580,610	241,542	648,968	32,870,386
NET ASSETS	$ 125,130,654	$655,298,211	$190,706,701	$692,497,230	$1,001,772,040
Net Assets Consists of:
Paid-in capital	$121,964,341	$492,780,772	$175,214,704	$551,184,380	$1,015,077,331
Total distributable earnings/(accumulated losses)	3,166,313	162,517,439	15,491,997	141,312,850	(13,305,291)
Total net assets	$ 125,130,654	$655,298,211	$190,706,701	$692,497,230	$1,001,772,040
Class A
Net assets	$111,539,459	$611,321,835	$180,328,210	$641,514,183	$86,224,315
Shares issued and outstanding(a)	10,516,162	43,584,149	15,934,322	49,922,812	8,378,609
Net asset value per share	$10.61	$14.03	$11.32	$12.85	$10.29
Max offering price per share (Net asset value per share dividend by 0.945, 0.945, 0.945, 0.945 and 0.97)	$11.22	$14.84	$11.98	$13.60	$10.61
Class C
Net assets	$8,480,458	$30,774,863	$6,869,081	$30,411,084	$22,480,776
Shares issued and outstanding(a)	844,870	2,348,842	643,348	2,506,192	2,190,577
Net asset value per share	$10.04	$13.10	$10.68	$12.13	$10.26
Class I
Net assets	$—	$—	$—	$—	$365,945,751
Shares issued and outstanding(a)	—	—	—	—	35,608,783
Net asset value per share	$—	$—	$—	$—	$10.28

The accompanying notes are an integral part of these financial statements.

72

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund
Class I-2
Net assets	$5,110,737	$13,201,513	$3,509,410	$20,571,963	$527,121,198
Shares issued and outstanding(a)	475,212	923,972	304,830	1,574,827	51,183,945
Net asset value per share	$10.75	$14.29	$11.51	$13.06	$10.30
Cost:
Investments in unaffiliated securities, at cost	$25,737,431	$247,255,120	$45,528,617	$190,155,449	$984,067,744
Investments in affiliated securities, at cost	$90,873,128	$295,360,932	$125,905,201	$397,835,338	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

73

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund
ASSETS:
Investments, at value	$139,680,946	$28,327,461	$3,988,063,759	$27,194,592	$547,335,815
Cash - interest bearing deposit account	2,095,604	361,431	57,540,919	1,290,939	6,169,439
Dividends receivable	95,644	14,608	—	—	675,007
Interest receivable	7,571	989	54,398,518	183,080	25,900
Receivable for fund shares sold	4,379	10,025	5,433,353	140,125	62,904
Dividend tax reclaims receivable	313	114	—	—	158,407
Receivable for investments sold	—	—	26,915,286	—	—
Prepaid expenses and other assets	1,380	—	—	132	2,992
Total assets	141,885,837	28,714,628	4,132,351,835	28,808,868	554,430,464
LIABILITIES:
Payable to adviser	105,150	21,369	2,227,577	6,953	313,855
Payable for capital shares redeemed	23,355	25	10,351,775	12,369	222,797
Payable to directors	1,960	448	40,754	465	6,849
Payable for distribution and shareholder servicing fees	1,349	3,062	136,912	198	49
Distributions payable	—	—	2,174,451	—	—
Payable for investments purchased	—	—	66,348,202	597,831	—
Payable for expenses and other liabilities	135	410	4,051	34	518
Total liabilities	131,949	25,314	81,283,722	617,850	544,068
NET ASSETS	$ 141,753,888	$28,689,314	$4,051,068,113	$28,191,018	$553,886,396
Net Assets Consists of:
Paid-in capital	$105,521,000	$21,211,142	$4,090,906,202	$27,886,767	$331,138,602
Total distributable earnings/(accumulated losses)	36,232,888	7,478,172	(39,838,089)	304,251	222,747,794
Total net assets	$ 141,753,888	$28,689,314	$4,051,068,113	$28,191,018	$553,886,396
Class A
Net assets	$4,228,293	$10,461,090	$206,350,247	$967,926	$239,532
Shares issued and outstanding(a)	289,967	1,503,563	19,330,271	95,128	21,481
Net asset value per share	$14.58	$6.96	$10.68	$10.17	$11.15
Max offering price per share (Net asset value per share dividend by 0.9575, 0.9575, 0.9575, 0.9575 and 0.9575)	$15.23	$7.27	$11.15	$10.17	$11.65
Class C
Net assets	$578,998	$1,114,570	$116,194,119	$—	$—
Shares issued and outstanding(a)	42,187	184,530	10,930,675	—	—
Net asset value per share	$13.72	$6.04	$10.63	$—	$—
Class I
Net assets	$79,298	$543,679	$562,692,775	$3,483,559	$580,881
Shares issued and outstanding(a)	5,173	66,033	53,112,929	347,131	53,128
Net asset value per share	$15.33	$8.23	$10.59	$10.04	$10.93
Class I-2
Net assets	$136,720,390	$16,569,975	$3,165,830,972	$23,739,533	$553,054,307
Shares issued and outstanding(a)	8,910,648	2,307,452	296,451,087	2,365,518	23,836,314
Net asset value per share	$15.34	$7.18	$10.68	$10.04	$23.20

The accompanying notes are an integral part of these financial statements.

74

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund
Class R6
Net assets	$146,909	$—	$—	$—	$11,676
Shares issued and outstanding(a)	10,153	—	—	—	503
Net asset value per share	$14.47	$—	$—	$—	$23.20
Cost:
Investments, at cost	$105,774,549	$24,529,223	$3,914,742,633	$27,064,459	$363,748,686

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

75

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)(Continued)

Aristotle/Saul Global Equity Fund
ASSETS:
Investments, at value	$29,992,483
Cash - interest bearing deposit account	835,896
Dividend tax reclaims receivable	163,406
Dividends receivable	92,722
Interest receivable	2,099
Receivable for fund shares sold	967
Prepaid expenses and other assets	2,044
Total assets	31,089,617
LIABILITIES:
Payable for investments purchased	42,783
Payable to adviser	20,032
Payable to directors	363
Payable for expenses and other liabilities	28
Total liabilities	63,206
NET ASSETS	$31,026,411
Net Assets Consists of:
Paid-in capital	$15,030,462
Total distributable earnings	15,995,949
Total net assets	$31,026,411
Class I-2
Net assets	$31,026,411
Shares issued and outstanding(a)	2,460,002
Net asset value per share	$12.61
Cost:
Investments, at cost	$17,765,813

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

76

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)

	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund
INVESTMENT INCOME:
Dividend income	$16	$2,204,247	$—	$6,860,195	$514,585
Interest income	3,066,057	194,760	81,543,514	151,313,976	44,294
Less: Interest withholding taxes	(1,878)	—	(13,523)	—	—
Total investment income	3,064,195	2,399,007	81,529,991	158,174,171	558,879
EXPENSES:
Investment advisory fee	218,654	1,336,434	6,163,216	10,844,514	590,386
Supervision and administration fee - Class I (See Note 3)	77,455	244,667	187,623	995,600	159,387
Supervision and administration fee - Class I-2 (See Note 3)	3,759	155,600	1,614,579	1,905,814	69
Supervision and administration fee - Class C (See Note 3)	—	—	49,141	119,253	—
Supervision and administration fee - Class A (See Note 3)	—	663	129,204	259,059	1,558
Trustees’ fees	2,439	11,447	65,190	86,109	4,564
Legal fees	103	493	2,814	6,844	204
Shareholder service costs - Class C	—	—	61,426	149,066	—
Distribution expenses - Class C	—	—	184,278	447,199	—
Distribution expenses - Class A	—	1,106	161,505	323,824	2,597
Interest expense	—	—	—	460,548	—
Other expenses and fees	—	—	1,092	26,234	—
Total expenses	302,410	1,750,410	8,620,068	15,624,064	758,765
Expense Reimbursement - Class A	—	—	(2,852)	—	—
Expense Reimbursement - Class C	—	—	(1,085)	—	—
Expense Reimbursement - Class I	(2,424)	(7,285)	(16,539)	—	(4,720)
Expense Reimbursement - Class I-2	(118)	(4,635)	(47,528)	—	—
Net expenses	299,868	1,738,490	8,552,064	15,624,064	754,045
Net investment income/(loss)	2,764,327	660,517	72,977,927	142,550,107	(195,166)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,015,334)	7,207,478	(5,139,073)	(20,436,723)	17,921,402
Net realized gain (loss)	(1,015,334)	7,207,478	(5,139,073)	(20,436,723)	17,921,402
Net change in unrealized appreciation (depreciation) on:
Investments	2,998,203	99,091,784	51,510,282	42,413,965	36,899,064
Net change in unrealized appreciation (depreciation)	2,998,203	99,091,784	51,510,282	42,413,965	36,899,064
Net realized and unrealized gain (loss)	1,982,869	106,299,262	46,371,209	21,977,242	54,820,466
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,747,196	$106,959,779	$119,349,136	$164,527,349	$54,625,300

The accompanying notes are an integral part of these financial statements.

77

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H(a)	Aristotle Pacific EXclusive Fund Series I(a)	Aristotle Portfolio Optimization Aggressive Growth Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$—	$8,963,927	$—	$—	$1,061,946
Dividend income - affiliated	—	—	—	—	352,970
Non cash dividend income	—	1,117,125	—	—	—
Less: Dividend withholding taxes	—	(715,767)	—	—	—
Interest income	3,661,361	370,836	77,217	43,221	7,610
Less: Interest withholding taxes	(487)	—	(176)	—	—
Other income	—	378	—	—	4,843
Total investment income	3,660,874	9,736,499	77,041	43,221	1,427,369
EXPENSES:
Investment advisory fee	249,165	1,729,410	—	—	269,110
Supervision and administration fee - Class I (See Note 3)	19,251	125,333	—	—	—
Supervision and administration fee - Class I-2 (See Note 3)	11,971	392,051	—	—	11,044
Supervision and administration fee - Class A (See Note 3)	6,239	1,438	—	—	304,602
Supervision and administration fee - Class C (See Note 3)	463	—	—	—	20,741
Distribution expenses - Class A	7,799	1,998	—	—	304,602
Distribution expenses - Class C	1,734	—	—	—	62,224
Trustees’ fees	2,132	12,375	76	46	5,740
Shareholder service costs - Class C	578	—	—	—	20,741
Legal fees	93	533	3	2	248
Income tax expense	—	4,337	—	—	—
Other expenses and fees	364	—	—	—	—
Total expenses	299,789	2,267,475	79	48	999,052
Expense Reimbursement - Class A	(139)	—	—	—	—
Expense Reimbursement - Class C	(10)	—	—	—	—
Expense Reimbursement - Class H	—	—	(79)	—	—
Expense Reimbursement - Class I	(1,720)	(3,102)	—	(48)	—
Expense Reimbursement - Class I-2	(356)	(9,770)	—	—	—
Net expenses	297,564	2,254,603	—	—	999,052
Net investment income	3,363,310	7,481,896	77,041	43,221	428,317
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(274,013)	18,364,690	468	—	1,506,506
Investments in affiliated securities	—	—	—	—	3,248,179
Foreign currency translation	—	98,211	—	—	—
Net realized gain (loss)	(274,013)	18,462,901	468	—	4,754,685

The accompanying notes are an integral part of these financial statements.

78

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H(a)	Aristotle Pacific EXclusive Fund Series I(a)	Aristotle Portfolio Optimization Aggressive Growth Fund
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$2,777,826	$39,371,772	$19,471	$18,845	$16,180,022
Investments in affiliated securities	—	—	—	—	22,831,326
Foreign currency translation	—	144,615	—	—	—
Net change in unrealized appreciation (depreciation)	2,777,826	39,516,387	19,471	18,845	39,011,348
Net realized and unrealized gain (loss)	2,503,813	57,979,288	19,939	18,845	43,766,033
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 5,867,123	$65,461,184	$96,980	$62,066	$44,194,350

(a)	Inception date of the Fund was June 23, 2025.
The accompanying notes are an integral part of these financial statements.

79

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund
INVESTMENT INCOME:
Dividend income - unaffiliated	$367,521	$2,453,755	$482,887	$1,889,542	$—
Dividend income - affiliated	2,114,450	2,998,171	2,494,359	5,889,420	—
Interest income	3,450	18,424	4,759	16,852	24,528,732
Other income	705	3,464	705	705	—
Total investment income	2,486,126	5,473,814	3,002,710	7,796,519	24,528,732
EXPENSES:
Distribution expenses - Class A	139,372	725,563	221,820	776,355	111,718
Distribution expenses - Class C	34,429	122,093	29,627	120,663	85,015
Supervision and administration fee - Class A (See Note 3)	139,372	725,563	221,820	776,355	111,718
Supervision and administration fee - Class C (See Note 3)	11,476	40,698	9,876	40,221	28,338
Supervision and administration fee - Class I-2 (See Note 3)	5,694	15,772	4,065	23,739	626,879
Supervision and administration fee - Class I (See Note 3)	—	—	—	—	251,226
Investment advisory fee	125,234	625,627	188,608	672,252	1,241,672
Shareholder service costs - Class C	11,476	40,698	9,876	40,221	28,338
Trustees’ fees	2,710	13,407	4,075	14,439	20,782
Legal fees	116	580	174	624	899
Other expenses and fees	—	—	—	—	469
Total expenses	469,879	2,310,001	689,941	2,464,869	2,507,054
Expense Reimbursement - Class A	—	—	—	—	(1,948)
Expense Reimbursement - Class C	—	—	—	—	(495)
Expense Reimbursement - Class I	—	—	—	—	(7,838)
Expense Reimbursement - Class I-2	(1)	—	—	—	(11,400)
Net expenses	469,878	2,310,001	689,941	2,464,869	2,485,373
Net investment income	2,016,248	3,163,813	2,312,769	5,331,650	22,043,359
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	656,929	945,989	810,254	2,417,420	1,312,531
Investments in affiliated securities	451,492	8,369,483	1,711,532	6,025,238	—
Net realized gain (loss)	1,108,421	9,315,472	2,521,786	8,442,658	1,312,531
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(307,134)	31,777,680	4,553,987	22,417,523	6,041,691
Investments in affiliated securities	5,883,300	43,746,072	8,027,208	45,030,385	—
Net change in unrealized appreciation (depreciation)	5,576,166	75,523,752	12,581,195	67,447,908	6,041,691
Net realized and unrealized gain (loss)	6,684,587	84,839,224	15,102,981	75,890,566	7,354,222
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,700,835	$88,003,037	$17,415,750	$81,222,216	$29,397,581

The accompanying notes are an integral part of these financial statements.

80

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund
INVESTMENT INCOME:
Dividend income	$942,775	$211,167	$—	$—	$5,351,375
Less: Issuance fees	(208)	(42)	—	—	(37,642)
Less: Dividend withholding taxes	(558)	(223)	—	—	(76,624)
Interest income	44,436	7,491	121,287,838	813,688	142,241
Less: Interest withholding taxes	—	—	(42,551)	—	—
Total investment income	986,445	218,393	121,245,287	813,688	5,379,350
EXPENSES:
Investment advisory fee	456,549	98,777	9,740,150	41,218	1,510,715
Supervision and administration fee - Class I-2 (See Note 3)	169,604	23,286	2,867,679	8,644	384,284
Supervision and administration fee - Class A (See Note 3)	5,009	12,637	191,660	308	157
Supervision and administration fee - Class C (See Note 3)	720	1,367	107,942	—	—
Supervision and administration fee - Class R6 (See Note 3)	141	—	—	—	3
Supervision and administration fee - Class I (See Note 3)	87	561	252,936	2,590	97
Distribution expenses - Class A	5,009	12,637	252,184	1,099	280
Distribution expenses - Class C	2,160	4,100	426,085	—	—
Trustees’ fees	2,926	646	81,848	781	11,570
Shareholder service costs - Class C	720	1,366	142,029	—	—
Legal fees	135	30	3,536	34	517
Other expenses and fees	—	—	1,967	90	—
Total expenses	643,060	155,407	14,068,016	54,764	1,907,623
Expense Reimbursement - Class A	—	—	(4,420)	(22)	—
Expense Reimbursement - Class C	—	—	(2,489)	—	—
Expense Reimbursement - Class I	(1)	(12)	(12,316)	(182)	(3)
Expense Reimbursement - Class I-2	(2,957)	—	(66,159)	(612)	(12,080)
Expense Reimbursement - Class R6	(3)	—	—	—	—
Net expenses	640,099	155,395	13,982,632	53,948	1,895,540
Net investment income	346,346	62,998	107,262,655	759,740	3,483,810
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,633,221	1,377,870	(8,897,458)	80,550	19,605,701
Net realized gain (loss)	4,633,221	1,377,870	(8,897,458)	80,550	19,605,701
Net change in unrealized appreciation (depreciation) on:
Investments	3,525,497	752,178	101,140,016	30,448	24,706,533
Net change in unrealized appreciation (depreciation)	3,525,497	752,178	101,140,016	30,448	24,706,533
Net realized and unrealized gain (loss)	8,158,718	2,130,048	92,242,558	110,998	44,312,234
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,505,064	$2,193,046	$199,505,213	$870,738	$47,796,044

The accompanying notes are an integral part of these financial statements.

81

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)(Continued)

Aristotle/Saul Global Equity Fund
INVESTMENT INCOME:
Dividend income	$461,176
Less: Dividend withholding taxes	(24,715)
Non cash dividend income	(42,566)
Interest income	12,580
Total investment income	406,475
EXPENSES:
Investment advisory fee	92,671
Supervision and administration fee - Class I-2 (See Note 3)	27,792
Supervision and administration fee - Class A (See Note 3)	5
Supervision and administration fee - Class I (See Note 3)	5
Income tax expense	3,899
Trustees’ fees	651
Legal fees	28
Distribution expenses - Class A	7
Total expenses	125,058
Expense reimbursement - Class I-2 (See Note 3)	(679)
Net expenses	124,379
Net investment income	282,096
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,031,103
Foreign currency translation	10,417
Net realized gain (loss)	2,041,520
Net change in unrealized appreciation (depreciation) on:
Investments	1,902,609
Foreign currency translation	10,855
Net change in unrealized appreciation (depreciation)	1,913,464
Net realized and unrealized gain (loss)	3,954,984
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,237,080

The accompanying notes are an integral part of these financial statements.

82

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Aristotle Core Bond Fund		Aristotle Core Equity Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$2,764,327	$963,356	$660,517	$1,064,167
Net realized gain (loss)	(1,015,334)	(755,496)	7,207,478	13,673,746
Net change in unrealized appreciation (depreciation)	2,998,203	1,130,233	99,091,784	2,275,091
Net increase (decrease) in net assets from operations	4,747,196	1,338,093	106,959,779	17,013,004
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	—	—	(15,001)
From earnings - Class I	(2,634,517)	(563,432)	—	(5,721,576)
From earnings - Class I-2	(121,053)	(410,249)	—	(4,423,358)
Total distributions to shareholders	(2,755,570)	(973,681)	—	(10,159,935)
CAPITAL TRANSACTIONS:
Shares sold - Class A	—	—	315,230	1,000,393
Shares issued in reinvestment of distributions - Class A	—	—	—	15,002
Shares redeemed - Class A	—	—	(441,737)	(15,461)
Shares sold - Class I	136,789,359	15,905,128	23,566,429	141,160,142
Shares issued in reinvestment of distributions - Class I	2,634,517	563,432	—	5,721,576
Shares redeemed - Class I	(25,342,030)	(8,021,088)	(46,629,529)	(73,737,281)
Shares sold - Class I-2	7,278,774	558,635	8,167,543	18,960,868
Shares issued in reinvestment of distributions - Class I-2	121,053	410,249	—	4,422,271
Shares redeemed - Class I-2	(13,391,116)	(1,010)	(22,027,200)	(24,452,223)
Net increase (decrease) in net assets from capital transactions	108,090,557	9,415,346	(37,049,264)	73,075,287
Net increase (decrease) in net assets	110,082,183	9,779,758	69,910,515	79,928,356
NET ASSETS:
Beginning of the period	39,123,189	29,343,431	491,650,394	411,722,038
End of the period	$ 149,205,372	$39,123,189	$561,560,909	$491,650,394
SHARES TRANSACTIONS
Shares sold - Class A	—	—	21,157	72,580
Shares issued in reinvestment of distributions - Class A	—	—	—	1,047
Shares redeemed - Class A	—	—	(32,646)	(1,104)
Shares sold - Class I	15,708,930	1,828,448	1,624,894	9,778,426
Shares issued in reinvestment of distributions - Class I	301,635	65,305	—	389,398
Shares redeemed - Class I	(2,916,524)	(928,451)	(3,112,150)	(5,305,259)
Shares sold - Class I-2	836,431	64,971	318,326	757,965
Shares issued in reinvestment of distributions - Class I-2	13,876	47,516	—	168,520
Shares redeemed - Class I-2	(1,545,298)	(117)	(820,504)	(985,348)
Total increase (decrease) in shares outstanding	12,399,050	1,077,672	(2,000,923)	4,876,225

The accompanying notes are an integral part of these financial statements.

83

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Core Income Fund		Aristotle Floating Rate Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$72,977,927	$139,130,339	$142,550,107	$332,679,063
Net realized gain (loss)	(5,139,073)	(15,614,593)	(20,436,723)	(47,604,755)
Net change in unrealized appreciation (depreciation)	51,510,282	8,610,573	42,413,965	(48,997,666)
Net increase (decrease) in net assets from operations	119,349,136	132,126,319	164,527,349	236,076,642
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(2,873,681)	(5,339,586)	(9,063,434)	(20,568,730)
From earnings - Class C	(907,429)	(1,709,540)	(3,724,486)	(8,371,337)
From earnings - Class I	(18,206,374)	(37,448,085)	(60,757,625)	(141,444,297)
From earnings - Class I-2	(50,958,273)	(95,903,323)	(69,052,356)	(162,237,252)
Total distributions to shareholders	(72,945,757)	(140,400,534)	(142,597,901)	(332,621,616)
CAPITAL TRANSACTIONS:
Shares sold - Class A	22,027,340	51,095,334	19,832,218	90,831,137
Shares issued in reinvestment of distributions - Class A	2,708,550	5,076,527	8,505,361	19,109,676
Shares redeemed - Class A	(20,248,557)	(37,026,325)	(46,791,721)	(99,513,891)
Shares sold - Class C	4,777,186	26,663,279	7,104,225	43,388,786
Shares issued in reinvestment of distributions - Class C	852,916	1,605,467	3,596,681	8,123,117
Shares redeemed - Class C	(7,419,305)	(10,041,578)	(19,555,232)	(42,398,766)
Shares sold - Class I	111,431,461	361,783,140	204,661,269	867,390,088
Shares issued in reinvestment of distributions - Class I	17,859,060	36,834,211	47,282,798	101,446,506
Shares redeemed - Class I	(198,333,287)	(208,132,747)	(526,280,310)	(731,962,279)
Shares sold - Class I-2	346,120,566	1,182,871,871	338,186,292	1,161,402,001
Shares issued in reinvestment of distributions - Class I-2	44,852,489	84,310,198	63,798,355	148,945,986
Shares redeemed - Class I-2	(364,111,050)	(649,555,745)	(536,323,683)	(1,128,088,972)
Net increase (decrease) in net assets from capital transactions	(39,482,631)	845,483,632	(435,983,747)	438,673,389
Net increase (decrease) in net assets	6,920,748	837,209,417	(414,054,299)	342,128,415
NET ASSETS:
Beginning of the period	3,162,129,036	2,324,919,619	4,284,277,290	3,942,148,875
End of the period	$ 3,169,049,784	$3,162,129,036	$3,870,222,991	$4,284,277,290
SHARES TRANSACTIONS
Shares sold - Class A	2,290,262	5,258,679	2,114,480	9,563,524
Shares issued in reinvestment of distributions - Class A	280,558	526,681	906,304	2,015,141
Shares redeemed - Class A	(2,094,977)	(3,824,628)	(5,000,760)	(10,483,524)
Shares sold - Class C	492,995	2,744,927	758,994	4,573,892
Shares issued in reinvestment of distributions - Class C	88,411	166,644	383,747	857,712
Shares redeemed - Class C	(771,345)	(1,041,735)	(2,089,995)	(4,473,602)
Shares sold - Class I	11,555,620	37,358,592	21,834,191	91,208,500
Shares issued in reinvestment of distributions - Class I	1,847,973	3,818,211	5,031,462	10,685,739
Shares redeemed - Class I	(20,601,877)	(21,524,140)	(56,296,877)	(77,039,106)
Shares sold - Class I-2	35,813,834	121,902,818	35,950,468	121,904,967
Shares issued in reinvestment of distributions - Class I-2	4,631,070	8,721,031	6,773,908	15,646,572
Shares redeemed - Class I-2	(37,735,912)	(67,154,908)	(57,315,272)	(118,698,874)
Total increase (decrease) in shares outstanding	(4,203,388)	86,952,172	(46,949,350)	45,760,941

The accompanying notes are an integral part of these financial statements.

84

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Growth Equity Fund		Aristotle High Yield Bond Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$(195,166)	$(590,167)	$3,363,310	$6,543,698
Net realized gain (loss)	17,921,402	38,286,260	(274,013)	(1,457,030)
Net change in unrealized appreciation (depreciation)	36,899,064	(12,969,071)	2,777,826	(231,548)
Net increase (decrease) in net assets from operations	54,625,300	24,727,022	5,867,123	4,855,120
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(91,865)	(200,217)	(368,106)
From earnings - Class C	—	—	(12,650)	(30,325)
From earnings - Class I	—	(24,402,852)	(2,613,700)	(5,552,867)
From earnings - Class I-2	—	(1,543)	(519,651)	(637,270)
Total distributions to shareholders	—	(24,496,260)	(3,346,218)	(6,588,568)
CAPITAL TRANSACTIONS:
Shares sold - Class A	291,721	1,656,172	2,316,590	1,134,216
Shares issued in reinvestment of distributions - Class A	—	91,865	194,736	358,118
Shares redeemed - Class A	(45,717)	(97,343)	(2,270,220)	(1,365,214)
Shares sold - Class C	—	—	79,609	42,395
Shares issued in reinvestment of distributions - Class C	—	—	12,650	30,286
Shares redeemed - Class C	—	—	(105,018)	(253,060)
Shares sold - Class I	12,035,771	75,389,976	17,731,039	48,880,165
Shares issued in reinvestment of distributions - Class I	—	24,402,852	2,613,664	5,552,793
Shares redeemed - Class I	(82,610,273)	(146,016,541)	(31,949,168)	(22,657,829)
Shares sold - Class I-2	34,126	91,477	2,349,554	10,774,787
Shares issued in reinvestment of distributions - Class I-2	—	1,543	519,651	637,270
Shares redeemed - Class I-2	(40,158)	(1,240)	(1,919,745)	(6,806,613)
Net increase (decrease) in net assets from capital transactions	(70,334,530)	(44,481,239)	(10,426,658)	36,327,314
Net increase (decrease) in net assets	(15,709,230)	(44,250,477)	(7,905,753)	34,593,866
NET ASSETS:
Beginning of the period	233,695,319	277,945,796	113,018,110	78,424,244
End of the period	$ 217,986,089	$233,695,319	$105,112,357	$113,018,110
SHARES TRANSACTIONS
Shares sold - Class A	28,769	167,463	244,667	120,665
Shares issued in reinvestment of distributions - Class A	—	9,242	20,729	38,256
Shares redeemed - Class A	(4,789)	(10,032)	(240,141)	(145,806)
Shares sold - Class C	—	—	8,480	4,527
Shares issued in reinvestment of distributions - Class C	—	—	1,351	3,245
Shares redeemed - Class C	—	—	(11,227)	(27,101)
Shares sold - Class I	762,192	5,253,516	1,904,844	5,286,934
Shares issued in reinvestment of distributions - Class I	—	1,572,349	282,713	601,623
Shares redeemed - Class I	(5,595,087)	(9,600,132)	(3,493,455)	(2,446,299)
Shares sold - Class I-2	2,161	5,978	249,133	1,137,058
Shares issued in reinvestment of distributions - Class I-2	—	99	55,170	67,940
Shares redeemed - Class I-2	(2,720)	(81)	(204,643)	(725,158)
Total increase (decrease) in shares outstanding	(4,809,474)	(2,601,598)	(1,182,379)	3,915,884

The accompanying notes are an integral part of these financial statements.

85

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle International Equity Fund		Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025(a) (Unaudited)	Period Ended September 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$7,481,896	$8,991,996	$77,041	$43,221
Net realized gain (loss)	18,462,901	10,956,709	468	—
Net change in unrealized appreciation (depreciation)	39,516,387	17,377,571	19,471	18,845
Net increase (decrease) in net assets from operations	65,461,184	37,326,276	96,980	62,066
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(28,427)	—	—
From earnings - Class I	—	(3,337,184)	—	—
From earnings - Class I-2	—	(5,803,479)	—	—
From earnings - Aristotle Pacific EXclusive Fund Series H	—	—	(77,042)	—
From earnings - Aristotle Pacific EXclusive Fund Series I	—	—	—	(40,478)
Total distributions to shareholders	—	(9,169,090)	(77,042)	(40,478)
CAPITAL TRANSACTIONS:
Shares sold - Class A	244,826	1,422,598	—	—
Shares issued in reinvestment of distributions - Class A	—	28,426	—	—
Shares redeemed - Class A	(99,125)	(71,633)	—	—
Shares sold - Class I	14,542,290	55,460,397	—	—
Shares issued in reinvestment of distributions - Class I	—	3,337,184	—	—
Shares redeemed - Class I	(63,995,517)	(107,011,915)	—	—
Shares sold - Class I-2	41,828,092	76,149,075	—	—
Shares issued in reinvestment of distributions - Class I-2	—	5,420,510	—	—
Shares redeemed - Class I-2	(54,616,098)	(139,595,257)	—	—
Shares sold - Aristotle Pacfic EXclusive Fund Series H	—	—	5,083,504	—
Shares issued in reinvestment on distributions - Aristotle Pacific Exclusive Fund Series H	—	—	77,031	—
Shares redeemed - Aristotle Pacific Exclusive Fund Series H	—	—	(6,544)	—
Shares sold - Aristotle Pacfic EXclusive Fund Series I	—	—	—	3,267,658
Shares issued in reinvestment on distributions - Aristotle Pacific Exclusive Fund Series I	—	—	—	40,440
Shares redeemed - Aristotle Pacific Exclusive Fund Series I	—	—	—	(17,349)
Net increase (decrease) in net assets from capital transactions	(62,095,532)	(104,860,615)	5,153,991	3,290,749
Net increase (decrease) in net assets	3,365,652	(76,703,429)	5,173,929	3,312,337
NET ASSETS:
Beginning of the period	555,189,249	631,892,678	—	—
End of the period	$ 558,554,901	$555,189,249	$5,173,929	$3,312,337

The accompanying notes are an integral part of these financial statements.

86

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle International Equity Fund		Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025(a) (Unaudited)	Period Ended September 30, 2025(a) (Unaudited)
SHARES TRANSACTIONS
Shares sold - Class A	21,344	133,422	—	—
Shares issued in reinvestment of distributions - Class A	—	2,755	—	—
Shares redeemed - Class A	(8,551)	(6,780)	—	—
Shares sold - Class I	1,194,300	4,950,147	—	—
Shares issued in reinvestment of distributions - Class I	—	300,377	—	—
Shares redeemed - Class I	(5,088,245)	(9,386,980)	—	—
Shares sold - Class I-2	2,711,567	5,464,862	—	—
Shares issued in reinvestment of distributions - Class I-2	—	394,793	—	—
Shares redeemed - Class I-2	(3,506,817)	(9,788,364)	—	—
Shares sold - Aristotle Pacfic EXclusive Fund Series H	—	—	508,328	—
Shares issued in reinvestment on distributions - Aristotle Pacific Exclusive Fund Series H	—	—	7,680	—
Shares redeemed - Aristotle Pacific Exclusive Fund Series H	—	—	(653)	—
Shares sold - Aristotle Pacfic EXclusive Fund Series I	—	—	—	326,664
Shares issued in reinvestment on distributions - Aristotle Pacific Exclusive Fund Series I	—	—	—	4,028
Shares redeemed - Aristotle Pacific Exclusive Fund Series I	—	—	—	(1,733)
Total increase (decrease) in shares outstanding	(4,676,402)	(7,935,768)	515,355	328,959

(a)	Inception date of the Fund was June 23, 2025.
The accompanying notes are an integral part of these financial statements.

87

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund		Aristotle Portfolio Optimization Conservative Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$428,317	$1,885,986	$2,016,248	$4,481,542
Net realized gain (loss)	4,754,685	28,054,076	1,108,421	5,532,463
Net change in unrealized appreciation (depreciation)	39,011,348	(17,193,091)	5,576,166	(3,421,822)
Net increase (decrease) in net assets from operations	44,194,350	12,746,971	8,700,835	6,592,183
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(4,976,302)	—	(4,674,010)
From earnings - Class C	—	(440,178)	—	(488,913)
From earnings - Class I-2	—	(206,377)	—	(189,052)
Total distributions to shareholders	—	(5,622,857)	—	(5,351,975)
CAPITAL TRANSACTIONS:
Shares sold - Class A	8,718,341	11,543,257	2,757,989	5,232,972
Shares issued in reinvestment of distributions - Class A	—	4,946,394	—	4,631,166
Shares redeemed - Class A	(17,148,832)	(38,234,433)	(11,321,005)	(23,646,078)
Shares sold - Class C	758,367	2,038,115	352,818	499,470
Shares issued in reinvestment of distributions - Class C	—	439,314	—	486,875
Shares redeemed - Class C	(5,973,696)	(8,622,945)	(3,617,085)	(6,028,140)
Shares sold - Class I-2	414,054	1,112,691	1,386,141	1,534,014
Shares issued in reinvestment of distributions - Class I-2	—	202,173	—	186,794
Shares redeemed - Class I-2	(1,503,169)	(1,657,982)	(1,123,828)	(2,103,682)
Net increase (decrease) in net assets from capital transactions	(14,734,935)	(28,233,416)	(11,564,970)	(19,206,609)
Net increase (decrease) in net assets	29,459,415	(21,109,302)	(2,864,135)	(17,966,401)
NET ASSETS:
Beginning of the period	254,529,693	275,638,995	127,994,789	145,961,190
End of the period	$ 283,989,108	$254,529,693	$125,130,654	$127,994,789
SHARES TRANSACTIONS
Shares sold - Class A	630,786	858,235	274,000	522,576
Shares issued in reinvestment of distributions - Class A	—	362,905	—	471,606
Shares redeemed - Class A	(1,203,062)	(2,839,178)	(1,116,043)	(2,357,195)
Shares sold - Class C	59,230	165,830	36,064	52,019
Shares issued in reinvestment of distributions - Class C	—	35,089	—	52,072
Shares redeemed - Class C	(476,951)	(698,204)	(380,002)	(633,099)
Shares sold - Class I-2	28,064	80,926	134,103	150,804
Shares issued in reinvestment of distributions - Class I-2	—	14,587	—	18,792
Shares redeemed - Class I-2	(108,776)	(121,470)	(110,564)	(207,209)
Total increase (decrease) in shares outstanding	(1,070,709)	(2,141,280)	(1,162,442)	(1,929,634)

The accompanying notes are an integral part of these financial statements.

88

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Portfolio Optimization Growth Fund		Aristotle Portfolio Optimization Moderate Conservative Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$3,163,813	$7,738,438	$2,312,769	$5,449,079
Net realized gain (loss)	9,315,472	62,428,915	2,521,786	11,281,857
Net change in unrealized appreciation (depreciation)	75,523,752	(38,412,544)	12,581,195	(6,666,670)
Net increase (decrease) in net assets from operations	88,003,037	31,754,809	17,415,750	10,064,266
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(15,160,325)	—	(6,462,137)
From earnings - Class C	—	(1,243,635)	—	(402,686)
From earnings - Class I-2	—	(338,629)	—	(115,715)
Total distributions to shareholders	—	(16,742,589)	—	(6,980,538)
CAPITAL TRANSACTIONS:
Shares sold - Class A	22,634,524	24,025,676	4,340,792	7,688,324
Shares issued in reinvestment of distributions - Class A	—	15,044,255	—	6,392,042
Shares redeemed - Class A	(39,679,459)	(100,166,586)	(14,416,494)	(36,026,538)
Shares sold - Class C	1,502,591	3,590,010	323,149	740,452
Shares issued in reinvestment of distributions - Class C	—	1,236,976	—	400,376
Shares redeemed - Class C	(16,482,528)	(20,837,057)	(4,291,638)	(6,010,708)
Shares sold - Class I-2	1,439,770	3,697,500	791,946	1,318,463
Shares issued in reinvestment of distributions - Class I-2	—	335,101	—	115,715
Shares redeemed - Class I-2	(2,213,034)	(6,236,617)	(457,624)	(3,015,722)
Net increase (decrease) in net assets from capital transactions	(32,798,136)	(79,310,742)	(13,709,869)	(28,397,596)
Net increase (decrease) in net assets	55,204,901	(64,298,522)	3,705,881	(25,313,868)
NET ASSETS:
Beginning of the period	600,093,310	664,391,832	187,000,820	212,314,688
End of the period	$655,298,211	$600,093,310	$190,706,701	$187,000,820
SHARES TRANSACTIONS
Shares sold - Class A	1,782,390	1,939,030	410,985	739,255
Shares issued in reinvestment of distributions - Class A	—	1,204,504	—	618,186
Shares redeemed - Class A	(3,056,164)	(8,038,905)	(1,339,033)	(3,431,366)
Shares sold - Class C	125,330	308,361	31,192	73,595
Shares issued in reinvestment of distributions - Class C	—	105,454	—	40,813
Shares redeemed - Class C	(1,406,133)	(1,786,143)	(428,456)	(606,974)
Shares sold - Class I-2	110,467	294,805	73,343	124,216
Shares issued in reinvestment of distributions - Class I-2	—	26,386	—	11,021
Shares redeemed - Class I-2	(169,146)	(495,473)	(41,735)	(282,973)
Total increase (decrease) in shares outstanding	(2,613,256)	(6,441,981)	(1,293,704)	(2,714,227)

The accompanying notes are an integral part of these financial statements.

89

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Portfolio Optimization Moderate Fund		Aristotle Short Duration Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$5,331,650	$13,655,903	$22,043,359	$42,424,113
Net realized gain (loss)	8,442,658	54,820,063	1,312,531	(584,288)
Net change in unrealized appreciation (depreciation)	67,447,908	(33,305,636)	6,041,691	8,628,566
Net increase (decrease) in net assets from operations	81,222,216	35,170,330	29,397,581	50,468,391
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(18,352,441)	(1,861,525)	(4,301,378)
From earnings - Class C	—	(1,378,269)	(393,412)	(937,739)
From earnings - Class I	—	—	(8,128,291)	(14,665,974)
From earnings - Class I-2	—	(570,951)	(11,616,417)	(22,946,477)
Total distributions to shareholders	—	(20,301,661)	(21,999,645)	(42,851,568)
CAPITAL TRANSACTIONS:
Shares sold - Class A	19,396,624	21,302,705	7,649,731	18,814,447
Shares issued in reinvestment of distributions - Class A	—	18,200,107	1,756,557	3,939,313
Shares redeemed - Class A	(50,459,503)	(123,072,757)	(14,253,287)	(27,323,840)
Shares sold - Class C	1,676,554	3,371,779	3,495,349	6,471,213
Shares issued in reinvestment of distributions - Class C	—	1,370,788	383,061	926,540
Shares redeemed - Class C	(17,639,123)	(21,247,244)	(3,555,450)	(11,999,251)
Shares sold - Class I	—	—	127,755,411	129,366,290
Shares issued in reinvestment of distributions - Class I	—	—	8,127,308	14,664,427
Shares redeemed - Class I	—	—	(73,132,635)	(221,804,142)
Shares sold - Class I-2	4,068,037	10,342,230	133,240,422	212,351,003
Shares issued in reinvestment of distributions - Class I-2	—	558,756	11,128,934	22,174,871
Shares redeemed - Class I-2	(3,548,861)	(13,980,247)	(113,300,714)	(220,064,071)
Net increase (decrease) in net assets from capital transactions	(46,506,272)	(103,153,883)	89,294,687	(72,483,200)
Net increase (decrease) in net assets	34,715,944	(88,285,214)	96,692,623	(64,866,377)
NET ASSETS:
Beginning of the period	657,781,286	746,066,500	905,079,417	969,945,794
End of the period	$ 692,497,230	$657,781,286	$1,001,772,040	$905,079,417
SHARES TRANSACTIONS
Shares sold - Class A	1,662,113	1,846,384	746,376	1,843,717
Shares issued in reinvestment of distributions - Class A	—	1,568,974	171,294	386,994
Shares redeemed - Class A	(4,213,746)	(10,587,128)	(1,389,176)	(2,677,986)
Shares sold - Class C	144,048	305,120	343,004	636,571
Shares issued in reinvestment of distributions - Class C	—	124,391	37,459	91,294
Shares redeemed - Class C	(1,602,778)	(1,937,041)	(347,851)	(1,181,067)
Shares sold - Class I	—	—	12,498,220	12,689,830
Shares issued in reinvestment of distributions - Class I	—	—	793,403	1,442,797
Shares redeemed - Class I	—	—	(7,149,184)	(21,875,938)
Shares sold - Class I-2	333,590	868,528	12,996,806	20,799,695
Shares issued in reinvestment of distributions - Class I-2	—	47,473	1,084,371	2,177,265
Shares redeemed - Class I-2	(293,132)	(1,177,212)	(11,036,357)	(21,577,977)
Total increase (decrease) in shares outstanding	(3,969,905)	(8,940,511)	8,748,365	(7,244,805)

The accompanying notes are an integral part of these financial statements.

90

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Small Cap Equity Fund		Aristotle Small/Mid Cap Equity Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$346,346	$535,587	$62,998	$45,812
Net realized gain (loss)	4,633,221	5,556,985	1,377,870	4,932,048
Net change in unrealized appreciation (depreciation)	3,525,497	(7,102,940)	752,178	(4,474,437)
Net increase (decrease) in net assets from operations	8,505,064	(1,010,368)	2,193,046	503,423
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(50,067)	—	(919,404)
From earnings - Class C	—	(6,618)	—	(130,885)
From earnings - Class I	—	(149)	—	(52,017)
From earnings - Class I-2	—	(2,043,585)	—	(2,294,027)
From earnings - Class R6	—	(12,116)	—	—
Total distributions to shareholders	—	(2,112,535)	—	(3,396,333)
CAPITAL TRANSACTIONS:
Shares sold - Class A	324,766	1,184,754	387,619	1,455,907
Shares issued in reinvestment of distributions - Class A	—	50,035	—	917,049
Shares redeemed - Class A	(214,166)	(885,330)	(677,736)	(4,356,218)
Shares sold - Class C	24,783	87,161	103,568	146,723
Shares issued in reinvestment of distributions - Class C	—	6,618	—	130,653
Shares redeemed - Class C	(83,029)	(457,092)	(287,477)	(1,623,171)
Shares sold - Class I	19,928	44,520	82,038	131,357
Shares issued in reinvestment of distributions - Class I	—	149	—	52,017
Shares redeemed - Class I	—	—	(145,732)	(247,424)
Shares sold - Class I-2	4,390,634	14,646,336	466,509	2,383,512
Shares issued in reinvestment of distributions - Class I-2	—	1,993,870	—	2,232,085
Shares redeemed - Class I-2	(21,040,866)	(75,675,356)	(7,954,114)	(11,884,990)
Shares issued in reinvestment of distributions - Class R6	—	12,116	—	—
Shares redeemed - Class R6	—	(1,096,944)	—	—
Net increase (decrease) in net assets from capital transactions	(16,577,950)	(60,089,163)	(8,025,325)	(10,662,500)
Net increase (decrease) in net assets	(8,072,886)	(63,212,066)	(5,832,279)	(13,555,410)
NET ASSETS:
Beginning of the period	149,826,774	213,038,840	34,521,593	48,077,003
End of the period	$ 141,753,888	$149,826,774	$28,689,314	$34,521,593

The accompanying notes are an integral part of these financial statements.

91

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Small Cap Equity Fund		Aristotle Small/Mid Cap Equity Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
SHARES TRANSACTIONS
Shares sold - Class A	23,596	80,288	59,217	202,659
Shares issued in reinvestment of distributions - Class A	—	3,251	—	125,420
Shares redeemed - Class A	(15,318)	(63,048)	(104,277)	(612,155)
Shares sold - Class C	1,905	6,166	17,526	23,494
Shares issued in reinvestment of distributions - Class C	—	448	—	20,479
Shares redeemed - Class C	(6,419)	(33,315)	(50,976)	(258,382)
Shares sold - Class I	1,386	3,058	10,447	15,264
Shares issued in reinvestment of distributions - Class I	—	9	—	6,024
Shares redeemed - Class I	—	—	(18,686)	(28,908)
Shares sold - Class I-2	299,675	960,352	68,286	326,896
Shares issued in reinvestment of distributions - Class I-2	—	123,509	—	296,299
Shares redeemed - Class I-2	(1,478,658)	(4,808,563)	(1,157,855)	(1,635,384)
Shares issued in reinvestment of distributions - Class R6	—	792	—	—
Shares redeemed - Class R6	—	(74,040)	—	—
Total increase (decrease) in shares outstanding	(1,173,833)	(3,801,093)	(1,176,318)	(1,518,294)

The accompanying notes are an integral part of these financial statements.

92

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Strategic Income Fund		Aristotle Ultra Short Income Fund
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$107,262,655	$192,104,369	$759,740	$2,188,822
Net realized gain (loss)	(8,897,458)	(15,436,364)	80,550	147,512
Net change in unrealized appreciation (depreciation)	101,140,016	(10,163,914)	30,448	45,443
Net increase (decrease) in net assets from operations	199,505,213	166,504,091	870,738	2,381,777
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(5,290,286)	(10,094,895)	(18,434)	(26,191)
From earnings - Class C	(2,568,564)	(5,239,923)	—	—
From earnings - Class I	(15,847,530)	(27,929,482)	(163,786)	(783,954)
From earnings - Class I-2	(83,202,495)	(149,882,433)	(548,935)	(1,332,269)
Total distributions to shareholders	(106,908,875)	(193,146,733)	(731,155)	(2,142,414)
CAPITAL TRANSACTIONS:
Shares sold - Class A	26,204,878	97,237,549	417,762	477,808
Shares issued in reinvestment of distributions - Class A	4,673,298	8,758,006	18,239	26,162
Shares redeemed - Class A	(30,430,581)	(56,467,843)	(152,062)	(261,909)
Shares sold - Class C	11,598,579	43,698,132	—	—
Shares issued in reinvestment of distributions - Class C	2,463,339	4,969,848	—	—
Shares redeemed - Class C	(14,373,284)	(23,803,047)	—	—
Shares sold - Class I	90,188,191	296,793,283	714,130	4,760,751
Shares issued in reinvestment of distributions - Class I	15,686,340	27,716,002	160,204	783,954
Shares redeemed - Class I	(104,700,822)	(126,285,028)	(14,252,569)	(4,567,380)
Shares sold - Class I-2	573,327,014	1,420,558,836	10,260,673	13,653,404
Shares issued in reinvestment of distributions - Class I-2	71,982,542	130,675,488	545,348	1,329,683
Shares redeemed - Class I-2	(480,089,724)	(678,638,203)	(17,371,215)	(16,611,861)
Net increase (decrease) in net assets from capital transactions	166,529,770	1,145,213,023	(19,659,490)	(409,388)
Net increase (decrease) in net assets	259,126,108	1,118,570,381	(19,519,907)	(170,025)
NET ASSETS:
Beginning of the period	3,791,942,005	2,673,371,624	47,710,925	47,880,950
End of the period	$4,051,068,113	$3,791,942,005	$28,191,018	$47,710,925
SHARES TRANSACTIONS
Shares sold - Class A	2,482,866	9,229,283	41,274	47,265
Shares issued in reinvestment of distributions - Class A	443,094	834,173	1,798	2,591
Shares redeemed - Class A	(2,892,237)	(5,360,882)	(14,996)	(25,917)
Shares sold - Class C	1,103,652	4,164,406	—	—
Shares issued in reinvestment of distributions - Class C	234,559	475,228	—	—
Shares redeemed - Class C	(1,372,284)	(2,272,575)	—	—
Shares sold - Class I	8,592,270	28,361,968	71,499	477,587
Shares issued in reinvestment of distributions - Class I	1,498,490	2,658,143	16,035	78,708
Shares redeemed - Class I	(9,953,451)	(12,098,925)	(1,429,012)	(457,936)
Shares sold - Class I-2	54,464,207	134,788,865	1,026,715	1,369,987
Shares issued in reinvestment of distributions - Class I-2	6,821,709	12,441,623	54,525	133,515
Shares redeemed - Class I-2	(45,764,629)	(64,447,323)	(1,740,593)	(1,668,834)
Total increase (decrease) in shares outstanding	15,658,246	108,773,984	(1,972,755)	(43,034)

The accompanying notes are an integral part of these financial statements.

93

ARISTOTLE FUNDS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Value Equity Fund		Aristotle/Saul Global Equity Fund(a)
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$3,483,810	$9,135,134	$282,096	$616,314
Net realized gain (loss)	19,605,701	30,745,416	2,041,520	10,255,776
Net change in unrealized appreciation (depreciation)	24,706,533	(33,154,832)	1,913,464	(11,006,039)
Net increase (decrease) in net assets from operations	47,796,044	6,725,718	4,237,080	(133,949)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(8,260)	—	(3,053)
From earnings - Class I	—	(1,956)	—	(3,071)
From earnings - Class I-2	—	(21,166,499)	—	(10,058,163)
From earnings - Class R6	—	(366)	—	—
Total distributions to shareholders	—	(21,177,081)	—	(10,064,287)
CAPITAL TRANSACTIONS:
Shares sold - Class A	31,290	112,794	436	938
Shares issued in reinvestment of distributions - Class A	—	8,260	—	3,053
Shares redeemed - Class A	(25,874)	(886)	(12,178)	(255)
Shares sold - Class I	565,669	—	—	—
Shares issued in reinvestment of distributions - Class I	—	579	—	3,071
Shares redeemed - Class I	(23,650)	—	(11,537)	—
Shares sold - Class I-2	24,429,581	104,311,670	130,481	1,335,711
Shares issued in reinvestment of distributions - Class I-2	—	20,602,741	—	9,832,863
Shares redeemed - Class I-2	(81,002,796)	(244,553,137)	(4,388,035)	(31,577,677)
Shares issued in reinvestment of distributions - Class R6	—	366	—	—
Net increase (decrease) in net assets from capital transactions	(56,025,780)	(119,517,613)	(4,280,833)	(20,402,296)
Net increase (decrease) in net assets	(8,229,736)	(133,968,976)	(43,753)	(30,600,532)
NET ASSETS:
Beginning of the period	562,116,132	696,085,108	31,070,164	61,670,696
End of the period	$ 553,886,396	$562,116,132	$31,026,411	$31,070,164
SHARES TRANSACTIONS
Shares sold - Class A	2,895	10,370	39	68
Shares issued in reinvestment of distributions - Class A	—	784	—	262
Shares redeemed - Class A	(2,477)	(86)	(1,021)	(19)
Shares sold - Class I	52,034	—	—	—
Shares issued in reinvestment of distributions - Class I	—	56	—	263
Shares redeemed - Class I	(2,500)	—	(963)	—
Shares sold - Class I-2	1,106,962	4,772,272	12,085	97,703
Shares issued in reinvestment of distributions - Class I-2	—	935,369	—	842,857
Shares redeemed - Class I-2	(3,741,183)	(11,177,791)	(375,886)	(2,136,010)
Shares issued in reinvestment of distributions - Class R6	—	17	—	—
Total increase (decrease) in shares outstanding	(2,584,269)	(5,459,009)	(365,746)	(1,194,876)

(a)	Classes A and I of Aristotle/Saul Global Equity Fund ceased operations on June 30, 2025.
The accompanying notes are an integral part of these financial statements.

94

ARISTOTLE CORE BOND FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,				For the Period December 14, 2020(a) - March 31, 2021
		2025	2024(h)	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$8.71	$8.59	$8.59	$9.17	$9.70	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.19	0.30	0.27	0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments(c)	0.12	0.12	(0.00)(d)	(0.58)	(0.52)	(0.30)
Total from investment operations	0.31	0.42	0.27	(0.38)	(0.42)	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.30)	(0.27)	(0.20)	(0.11)	(0.03)
Total distributions	(0.19)	(0.30)	(0.27)	(0.20)	(0.11)	(0.03)
Net asset value, end of period	$8.83	$8.71	$8.59	$8.59	$9.17	$9.70
Total return(e)(f)	3.60%	4.94%	3.23%	−4.12%	−4.37%	−2.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$142,535	$26,482	$17,838	$15,172	$14,534	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(g)	0.48%	0.48%	0.50%	0.88%	1.01%	0.97%
After expense reimbursement/ recoupment(g)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets(g)	4.43%	3.45%	3.22%	2.30%	1.06%	0.88%
Portfolio turnover rate(e)	85%	76%	32%	42%	51%	26%

(a)	Commencement of operations of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
The accompanying notes are an integral part of these financial statements.

95

ARISTOTLE CORE BOND FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,				For the Period December 14, 2020(b) - March 31, 2021
		2025	2024(i)	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$8.71	$8.59	$8.59	$9.17	$9.70	$10.00
INVESTMENT OPERATIONS:
Net investment income(c)	0.19	0.30	0.27	0.20	0.10	0.03
Net realized and unrealized gain (loss) on investments(d)	0.10	0.12	(0.00)(e)	(0.58)	(0.52)	(0.30)
Total from investment operations	0.29	0.42	0.27	(0.38)	(0.42)	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.30)	(0.27)	(0.20)	(0.11)	(0.03)
Total distributions	(0.19)	(0.30)	(0.27)	(0.20)	(0.11)	(0.03)
Net asset value, end of period	$8.81	$8.71	$8.59	$8.59	$9.17	$9.70
Total return(f)(g)	3.36%	4.93%	3.23%	−4.12%	−4.37%	−2.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,670	$12,641	$11,506	$11,144	$11,626	$12,156
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(h)	0.48%	0.48%	0.50%	0.88%	1.01%	0.97%
After expense reimbursement/ recoupment(h)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets(h)	4.27%	3.45%	3.21%	2.30%	1.06%	0.88%
Portfolio turnover rate(e)	85%	76%	32%	42%	51%	26%

(a)	Advisor Class shares of the Fund’s predecessor fund, Pacific Funds ESG Core Bond, were renamed to Class I-2 shares on August 1, 2022.
(b)	Commencement of operations.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(h)	Annualized for periods less than one year.
(i)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
The accompanying notes are an integral part of these financial statements.

96

ARISTOTLE CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(h)	October 25, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$13.08	$12.67	$11.33	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.00)(c)	0.00(c)	0.00(c)	0.01
Net realized and unrealized gain (loss) on investments(d)	2.88	0.77	1.34	1.39
Total from investment operations	2.88	0.77	1.34	1.40
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	—	(0.07)
Net realized gains	—	(0.29)	—	—
Total distributions	—	(0.36)	—	(0.07)
Net asset value, end of period	$15.96	$13.08	$12.67	$11.33
Total return(e)(f)	22.02%	5.82%	11.83%	14.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,040	$1,002	$52	$47
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.90%	0.90%	0.90%	0.91%
After expense reimbursement/recoupment(g)	0.90%	0.90%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets(g)	(0.02)%	0.03%	0.07%	0.70%
Portfolio turnover rate(e)	8%	26%	3%	18%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

97

ARISTOTLE CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024(g)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$13.41	$12.95	$11.58	$10.12
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.03	0.01	0.02
Net realized and unrealized gain (loss) on investments(c)	2.96	0.78	1.36	1.48
Total from investment operations	2.98	0.81	1.37	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	—	(0.04)
Net realized gains	—	(0.30)	—	—
Total distributions	—	(0.35)	—	(0.04)
Net asset value, end of period	$16.39	$13.41	$12.95	$11.58
Total return(d)(e)	22.22%	6.03%	11.83%	14.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$342,114	$299,890	$226,581	$221,283
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.65%	0.65%	0.65%	0.66%
After expense reimbursement/recoupment(f)	0.65%	0.65%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets(f)	0.25%	0.25%	0.31%	0.85%
Portfolio turnover rate(d)	8%	26%	3%	18%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

98

ARISTOTLE CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024(h)	Year Ended December 31,
				2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$23.98	$23.10	$20.64	$16.89	$21.87	$17.86	$14.33
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.06	0.02	0.11	0.09	0.07	0.10
Net realized and unrealized gain (loss) on investments(c)	5.30	1.38	2.44	3.80	(4.93)	4.28	3.58
Total from investment operations	5.33	1.44	2.46	3.91	(4.84)	4.35	3.68
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	—	(0.16)	(0.08)	(0.06)	(0.07)
Net realized gains	—	(0.53)	—	—	(0.06)	0.28	(0.08)
Total distributions	—	(0.56)	—	(0.16)	(0.14)	(0.34)	(0.15)
Redemption fee per share	—	—	—	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$29.31	$23.98	$23.10	$20.64	$16.89	$21.87	$17.86
Total return(e)(f)	22.23%	6.02%	11.92%	23.21%	−22.15%	24.34%	25.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$218,407	$190,759	$185,090	$175,473	$167,455	$178,513	$90,679
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(g)	0.65%	0.65%	0.65%	0.76%	0.79%	0.79%	0.96%
After expense reimbursement/ recoupment(g)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(g)	0.25%	0.23%	0.32%	0.62%	0.51%	0.33%	0.62%
Portfolio turnover rate(e)	8%	26%	3%	18%	18%	8%	20%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Core Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

99

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.63	$9.64	$9.68	$10.41	$11.18	$10.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.44	0.42	0.31	0.20	0.22
Net realized and unrealized gain (loss) on investments(b)	0.15	(0.01)	(0.06)	(0.72)	(0.52)	0.66
Total from investment operations	0.36	0.43	0.36	(0.41)	(0.32)	0.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.44)	(0.40)	(0.32)	(0.21)	(0.22)
Net realized gains	—	—	—	—	(0.24)	(0.08)
Total distributions	(0.21)	(0.44)	(0.40)	(0.32)	(0.45)	(0.30)
Net asset value, end of period	$9.78	$9.63	$9.64	$9.68	$10.41	$11.18
Total return(c)(d)	3.84%	4.59%	3.87%	−3.90%	−3.11%	8.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$130,774	$124,241	$105,474	$99,406	$127,727	$160,701
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.85%	0.85%	0.86%	0.97%	0.97%	0.98%
After expense reimbursement/recoupment(e)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(e)	4.44%	4.57%	4.40%	3.25%	1.83%	1.95%
Portfolio turnover rate(c)	34%	73%	37%	118%	82%	102%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

100

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.63	$9.64	$9.68	$10.41	$11.18	$10.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.37	0.35	0.24	0.12	0.14
Net realized and unrealized gain (loss) on investments(b)	0.14	(0.01)	(0.05)	(0.73)	(0.53)	0.66
Total from investment operations	0.32	0.36	0.30	(0.49)	(0.41)	0.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.37)	(0.34)	(0.24)	(0.12)	(0.14)
Net realized gains	—	—	—	—	(0.24)	(0.08)
Total distributions	(0.18)	(0.37)	(0.34)	(0.24)	(0.36)	(0.22)
Net asset value, end of period	$9.77	$9.63	$9.64	$9.68	$10.41	$11.18
Total return(c)(d)	3.35%	3.83%	3.19%	−4.63%	−3.84%	7.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,017	$51,101	$33,140	$23,038	$35,731	$53,990
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.60%	1.60%	1.61%	1.72%	1.72%	1.73%
After expense reimbursement/recoupment(e)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets(e)	3.69%	3.83%	3.66%	2.50%	1.08%	1.20%
Portfolio turnover rate(c)	34%	73%	37%	118%	82%	102%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

101

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.64	$9.65	$9.69	$10.42	$11.19	$10.61
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.48	0.45	0.34	0.24	0.25
Net realized and unrealized gain (loss) on investments(c)	0.15	(0.01)	(0.06)	(0.72)	(0.53)	0.67
Total from investment operations	0.38	0.47	0.39	(0.38)	(0.29)	0.92
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.48)	(0.43)	(0.35)	(0.24)	(0.26)
Net realized gains	—	—	—	—	(0.24)	(0.08)
Total distributions	(0.23)	(0.48)	(0.43)	(0.35)	(0.48)	(0.34)
Net asset value, end of period	$9.79	$9.64	$9.65	$9.69	$10.42	$11.19
Total return(d)(e)	4.04%	5.00%	4.15%	−3.60%	−2.81%	8.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$762,916	$820,917	$632,073	$116,338	$118,420	$107,857
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.45%	0.45%	0.56%	0.72%	0.72%	0.73%
After expense reimbursement/recoupment(f)	0.45%	0.45%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	4.84%	4.98%	4.73%	3.55%	2.13%	2.25%
Portfolio turnover rate(d)	34%	73%	37%	118%	82%	102%

(a)	On April 17, 2023 the Pacific Funds Core Income Class P shares were merged into Aristotle Core Income Fund - Class I shares.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

102

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.66	$9.67	$9.70	$10.43	$11.21	$10.62
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.47	0.45	0.34	0.24	0.26
Net realized and unrealized gain (loss) on investments(c)	0.15	(0.01)	(0.05)	(0.72)	(0.54)	0.67
Total from investment operations	0.38	0.46	0.40	(0.38)	(0.30)	0.93
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.47)	(0.43)	(0.35)	(0.24)	(0.26)
Net realized gains	—	—	—	—	(0.24)	(0.08)
Total distributions	(0.23)	(0.47)	(0.43)	(0.35)	(0.48)	(0.34)
Net asset value, end of period	$9.81	$9.66	$9.67	$9.70	$10.43	$11.21
Total return(d)(e)	3.98%	4.89%	4.27%	−3.60%	−2.89%	8.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,225,343	$2,165,870	$1,554,233	$600,431	$625,283	$801,154
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.55%	0.55%	0.56%	0.72%	0.72%	0.73%
After expense reimbursement/recoupment(f)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	4.74%	4.88%	4.75%	3.55%	2.13%	2.25%
Portfolio turnover rate(d)	34%	73%	37%	118%	82%	102%

(a)	Advisor Class shares of Pacific Funds Core Income, the predecessor fund of Aristotle Core Income Fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

103

ARISTOTLE FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.35	$9.56	$9.28	$9.66	$9.72	$8.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.73	0.83	0.59	0.35	0.34
Net realized and unrealized gain (loss) on investments(b)	0.06	(0.21)	0.28	(0.38)	(0.06)	0.92
Total from investment operations	0.39	0.52	1.11	0.21	0.29	1.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.73)	(0.83)	(0.59)	(0.35)	(0.34)
Total distributions	(0.33)	(0.73)	(0.83)	(0.59)	(0.35)	(0.34)
Net asset value, end of period	$9.41	$9.35	$9.56	$9.28	$9.66	$9.72
Total return(c)(d)	4.23%	5.57%	12.50%	2.50%	2.87%	14.52%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$252,959	$269,790	$265,404	$265,188	$280,827	$170,353
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.03%	1.02%	1.04%	1.13%	1.13%	1.17%
After expense reimbursement/recoupment(f)	1.03%	1.02%	1.03%	0.98%	1.00%	1.02%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.02%	0.02%	0.02%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	1.01%	1.00%	1.01%	0.96%	1.00%	1.02%
Ratio of net investment income (loss) to average net assets(f)	6.99%	7.66%	8.84%	6.35%	3.56%	3.63%
Portfolio turnover rate(c)	84%	122%	130%	66%	90%	116%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

104

ARISTOTLE FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.34	$9.55	$9.27	$9.64	$9.71	$8.79
INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.65	0.76	0.52	0.28	0.28
Net realized and unrealized gain (loss) on investments(b)	0.06	(0.20)	0.28	(0.37)	(0.07)	0.92
Total from investment operations	0.35	0.45	1.04	0.15	0.21	1.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.65)	(0.76)	(0.52)	(0.28)	(0.28)
Total distributions	(0.29)	(0.65)	(0.76)	(0.52)	(0.28)	(0.28)
Net asset value, end of period	$9.40	$9.34	$9.55	$9.27	$9.64	$9.71
Total return(c)(d)	3.84%	4.78%	11.67%	1.75%	2.15%	13.74%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$115,767	$123,841	$117,483	$109,877	$109,161	$87,940
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.78%	1.77%	1.79%	1.88%	1.88%	1.92%
After expense reimbursement/recoupment(f)	1.78%	1.77%	1.78%	1.71%	1.70%	1.72%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.02%	0.02%	0.02%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	1.76%	1.75%	1.76%	1.69%	1.70%	1.72%
Ratio of net investment income (loss) to average net assets(e)	6.24%	6.91%	8.09%	5.61%	2.86%	2.93%
Portfolio turnover rate(c)	84%	122%	130%	66%	90%	116%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

105

ARISTOTLE FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.36	$9.57	$9.29	$9.67	$9.73	$8.81
INVESTMENT OPERATIONS:
Net investment income(b)	0.34	0.76	0.86	0.62	0.38	0.38
Net realized and unrealized gain (loss) on investments(c)	0.08	(0.20)	0.29	(0.38)	(0.06)	0.91
Total from investment operations	0.42	0.56	1.15	0.24	0.32	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.77)	(0.87)	(0.62)	(0.38)	(0.37)
Total distributions	(0.35)	(0.77)	(0.87)	(0.62)	(0.38)	(0.37)
Net asset value, end of period	$9.43	$9.36	$9.57	$9.29	$9.67	$9.73
Total return(d)(e)	4.51%	5.91%	12.88%	2.69%	3.29%	14.87%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$1,572,731	$1,837,802	$1,641,206	$1,486,461	$1,838,625	$1,019,062
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(g)	0.70%	0.69%	0.71%	0.88%	0.88%	0.91%
After expense reimbursement/ recoupment(g)	0.70%	0.69%	0.70%	0.68%	0.70%	0.72%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	0.02%	0.02%	0.02%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(g)	0.68%	0.67%	0.68%	0.66%	0.70%	0.72%
Ratio of net investment income (loss) to average net assets(g)	7.32%	7.97%	9.15%	6.65%	3.86%	3.93%
Portfolio turnover rate(d)	84%	122%	130%	66%	90%	116%

(a)	On April 17, 2023 Pacific Funds Floating Rate Income Class P shares were merged into the Fund’s Class I shares.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

106

ARISTOTLE FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.38	$9.59	$9.31	$9.69	$9.75	$8.83
INVESTMENT OPERATIONS:
Net investment income(b)	0.34	0.75	0.86	0.61	0.37	0.37
Net realized and unrealized gain (loss) on investments(c)	0.07	(0.20)	0.28	(0.37)	(0.06)	0.92
Total from investment operations	0.41	0.55	1.14	0.24	0.31	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.76)	(0.86)	(0.62)	(0.37)	(0.37)
Total distributions	(0.34)	(0.76)	(0.86)	(0.62)	(0.37)	(0.37)
Net asset value, end of period	$9.45	$9.38	$9.59	$9.31	$9.69	$9.75
Total return(d)(e)	4.47%	5.83%	12.76%	2.66%	3.25%	14.78%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$1,928,766	$2,052,844	$1,918,057	$1,840,333	$1,778,969	$716,233
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(g)	0.78%	0.77%	0.79%	0.88%	0.88%	0.91%
After expense reimbursement/ recoupment(g)	0.78%	0.77%	0.78%	0.73%	0.75%	0.77%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	0.02%	0.02%	0.02%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(g)	0.76%	0.75%	0.76%	0.71%	0.75%	0.77%
Ratio of net investment income (loss) to average net assets(g)	7.24%	7.90%	9.07%	6.60%	3.81%	3.88%
Portfolio turnover rate(d)	84%	122%	130%	66%	90%	116%

(a)	Advisor Class shares of Pacific Funds Floating Rate Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

107

ARISTOTLE GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	November 29, 2023(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$8.76	$9.01	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	2.61	0.62	1.14
Total from investment operations	2.59	0.58	1.13
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.06)
Net realized gains	—	(0.83)	(2.06)
Total distributions	—	(0.83)	(2.12)
Net asset value, end of period	$11.35	$8.76	$9.01
Total return(d)(e)	29.57%	5.31%	14.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,492	$1,713	$261
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.95%	0.95%	0.96%
After expense reimbursement/recoupment(f)	0.95%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets(f)	(0.42)%	(0.41)%	(0.37)%
Portfolio turnover rate(d)	9%	35%	84%

(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

108

ARISTOTLE GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.63	$14.04	$12.36	$29.12	$30.54	$27.10
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	(0.03)	(0.01)	0.01	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments(c)	4.07	0.91	3.76	(4.62)	3.07	13.51
Total from investment operations	4.06	0.88	3.75	(4.61)	2.97	13.43
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	—	—	—
Net realized gains	—	(1.29)	(2.06)	(12.15)	(4.39)	(9.99)
Total distributions	—	(1.29)	(2.07)	(12.15)	(4.39)	(9.99)
Net asset value, end of period	$17.69	$13.63	$14.04	$12.36	$29.12	$30.54
Total return(d)(e)	29.79%	5.15%	32.55%	−13.10%	7.84%	50.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$215,384	$231,890	$277,674	$146,168	$158,592	$179,183
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.70%	0.70%	0.71%	0.86%	0.77%	0.78%
After expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(f)	(0.18)%	(0.20)%	(0.05)%	0.03%	(0.30)%	(0.24)%
Portfolio turnover rate(d)	9%	35%	84%	78%	10%	32%

(a)	Prior to April 17, 2023, the financial and return information is of Class P shares of PF Growth Fund, which merged into Class I shares of the Fund on April 17, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, PF Growth Fund.
The accompanying notes are an integral part of these financial statements.

109

ARISTOTLE GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 16, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$13.64	$14.04	$12.86
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.02)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	4.06	0.91	1.18
Total from investment operations	4.05	0.89	1.18
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(1.29)	—
Total distributions	—	(1.29)	—
Net asset value, end of period	$17.69	$13.64	$14.04
Total return(e)(f)	29.69%	5.23%	9.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$110	$92	$11
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.70%	0.70%	0.71%
After expense reimbursement/recoupment(g)	0.70%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets(g)	(0.18)%	(0.15)%	(0.15)%
Portfolio turnover rate(e)	9%	35%	84%

(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

110

ARISTOTLE HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.23	$9.36	$9.03	$9.85	$10.34	$8.75
INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.61	0.59	0.49	0.47	0.51
Net realized and unrealized gain (loss) on investments(b)	0.25	(0.14)	0.32	(0.81)	(0.50)	1.59
Total from investment operations	0.55	0.47	0.91	(0.32)	(0.03)	2.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.60)	(0.58)	(0.50)	(0.46)	(0.51)
Total distributions	(0.29)	(0.60)	(0.58)	(0.50)	(0.46)	(0.51)
Net asset value, end of period	$9.49	$9.23	$9.36	$9.03	$9.85	$10.34
Total return(c)(d)	6.06%	5.14%	10.45%	−3.09%	−0.36%	24.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,412	$6,006	$5,964	$6,141	$6,816	$7,496
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.96%	0.95%	0.97%	1.16%	1.12%	1.13%
After expense reimbursement/recoupment(e)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	6.36%	6.47%	6.47%	5.37%	4.53%	5.13%
Portfolio turnover rate(c)	37%	62%	74%	35%	40%	66%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

111

ARISTOTLE HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.21	$9.34	$9.02	$9.83	$10.33	$8.74
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.54	0.52	0.42	0.40	0.44
Net realized and unrealized gain (loss) on investments(b)	0.26	(0.14)	0.32	(0.80)	(0.51)	1.59
Total from investment operations	0.52	0.40	0.84	(0.38)	(0.11)	2.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.53)	(0.52)	(0.43)	(0.39)	(0.44)
Total distributions	(0.26)	(0.53)	(0.52)	(0.43)	(0.39)	(0.44)
Net asset value, end of period	$9.47	$9.21	$9.34	$9.02	$9.83	$10.33
Total return(c)(d)	5.67%	4.35%	9.57%	−3.81%	−1.17%	23.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$473	$473	$660	$903	$1,291	$1,937
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.71%	1.70%	1.72%	1.91%	1.87%	1.88%
After expense reimbursement/recoupment(e)	1.70%	1.70%	1.70%	1.68%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets(e)	5.62%	5.72%	5.69%	4.64%	3.83%	4.43%
Portfolio turnover rate(c)	37%	62%	74%	35%	40%	66%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

112

ARISTOTLE HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
CLASS I(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.10	$9.23	$8.91	$9.74	$10.24	$8.66
INVESTMENT OPERATIONS:
Net investment income(b)	0.31	0.64	0.61	0.50	0.49	0.53
Net realized and unrealized gain (loss) on investments(c)	0.25	(0.13)	0.31	(0.80)	(0.50)	1.59
Total from investment operations	0.56	0.51	0.92	(0.30)	(0.01)	2.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.64)	(0.60)	(0.53)	(0.49)	(0.54)
Total distributions	(0.31)	(0.64)	(0.60)	(0.53)	(0.49)	(0.54)
Net asset value, end of period	$9.35	$9.10	$9.23	$8.91	$9.74	$10.24
Total return(d)(e)	6.24%	5.64%	10.78%	−2.91%	−0.20%	24.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$81,435	$91,129	$60,689	$1,694	$86	$62
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.56%	0.55%	0.66%	0.92%	0.87%	0.88%
After expense reimbursement/recoupment(f)	0.55%	0.55%	0.65%	0.65%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets(f)	6.80%	6.89%	6.78%	5.67%	4.79%	5.38%
Portfolio turnover rate(d)	37%	62%	74%	35%	40%	66%

(a)	On April 17, 2023 Pacific Funds High Income Class P shares were merged into the Fund’s Class I shares.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds High Rate Income.
The accompanying notes are an integral part of these financial statements.

113

ARISTOTLE HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.26	$9.38	$9.05	$9.87	$10.36	$8.76
INVESTMENT OPERATIONS:
Net investment income(b)	0.31	0.64	0.62	0.51	0.50	0.54
Net realized and unrealized gain (loss) on investments(c)	0.26	(0.13)	0.31	(0.81)	(0.50)	1.60
Total from investment operations	0.57	0.51	0.93	(0.30)	0.00(d)	2.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.63)	(0.60)	(0.52)	(0.49)	(0.54)
Total distributions	(0.31)	(0.63)	(0.60)	(0.52)	(0.49)	(0.54)
Net asset value, end of period	$9.52	$9.26	$9.38	$9.05	$9.87	$10.36
Total return(e)(f)	6.19%	5.55%	10.67%	−2.84%	−0.11%	24.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,792	$15,411	$11,112	$8,707	$6,741	$3,937
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.66%	0.65%	0.72%	0.91%	0.87%	0.88%
After expense reimbursement/recoupment(g)	0.65%	0.65%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(g)	6.67%	6.77%	6.74%	5.62%	4.78%	5.38%
Portfolio turnover rate(e)	37%	62%	74%	35%	40%	66%

(a)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	Advisor Class shares of Pacific Funds High Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
The accompanying notes are an integral part of these financial statements.

114

ARISTOTLE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(h)	December 28, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.65	$10.34	$10.00	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.05	0.01	—
Net realized and unrealized gain (loss) on investments(c)	1.12	0.50	0.33	—
Total from investment operations	1.25	0.55	0.34	—
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.24)	—	—
Total distributions	—	(0.24)	—	—
Net asset value, end of period	$11.90	$10.65	$10.34	$10.00
Total return(d)(e)	11.74%	5.37%	3.40%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,705	$1,390	$11	$1
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.04%(i)	1.04%	1.03%	1.04%
After expense reimbursement/recoupment(f)	1.04%	1.04%	1.03%	1.04%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.00%(g)	—%	—%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	2.25%	0.44%	0.54%	0.39%
Portfolio turnover rate(d)	4%	12%	3%	16%

(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

115

ARISTOTLE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(g)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$11.48	$11.07	$10.71	$9.39
INVESTMENT OPERATIONS:
Net investment income(b)	0.17	0.17	0.02	0.01
Net realized and unrealized gain (loss) on investments(c)	1.19	0.45	0.34	1.33
Total from investment operations	1.36	0.62	0.36	1.34
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)	—	(0.02)
Total distributions	—	(0.21)	—	(0.02)
Net asset value, end of period	$12.84	$11.48	$11.07	$10.71
Total return(d)(e)	11.85%	5.69%	3.36%	14.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$115,038	$147,543	$188,136	$199,073
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.79%	0.79%	0.78%	0.79%
After expense reimbursement/recoupment(f)	0.78%	0.78%	0.78%	0.79%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.00%(g)	—%	—%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	2.72%	1.47%	0.69%	0.64%
Portfolio turnover rate(d)	4%	12%	3%	16%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

116

ARISTOTLE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(i)	Year Ended December 31,
				2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$14.19	$13.63	$13.17	$11.38	$14.56	$12.80	$11.66
INVESTMENT OPERATIONS:
Net investment income(b)	0.20	0.20	0.02	0.17	0.15	0.13	0.10
Net realized and unrealized gain (loss) on investments(c)	1.48	0.56	0.44	1.83	(3.19)	1.88	1.11
Total from investment operations	1.68	0.76	0.46	2.00	(3.04)	2.01	1.21
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.20)	—	(0.21)	(0.14)	(0.11)	(0.07)
Net realized gains	—	—	—	—	—	(0.14)	—
Total distributions	—	(0.20)	—	(0.21)	(0.14)	(0.25)	(0.07)
Redemption fee per share	—	—	—	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$15.87	$14.19	$13.63	$13.17	$11.38	$14.56	$12.80
Total return(e)(f)	11.84%	5.65%	3.49%	17.73%	−20.91%	15.79%	10.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$441,812	$406,256	$443,745	$420,596	$378,577	$391,477	$245,021
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(g)	0.79%(i)	0.79%	0.78%	0.90%	0.94%	0.93%	1.04%
After expense reimbursement/ recoupment(g)	0.78%(i)	0.78%	0.78%	0.80%	0.80%	0.80%	0.80%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	—%	0.00%(h)	—%	—%	—%	—%	—%
Ratio of tax expenses to average net assets(g)	0.00%(h)	—%	—%	0.00%(h)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(g)	2.56%	1.45%	0.72%	1.37%	1.26%	0.91%	0.96%
Portfolio turnover rate(e)	4%	12%	3%	16%	18%	10%	14%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle International Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

117

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES H
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15
Net realized and unrealized gain (loss) on investments(c)	0.04
Total from investment operations	0.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$10.04
Total return(d)(e)	1.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,174
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.01%
After expense reimbursement/recoupment(f)	0.00%
Ratio of net investment income (loss) to average net assets(f)	5.71%
Portfolio turnover rate(d)	8%

(a)	Inception date of the Fund was June 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

118

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES I
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	0.06
Total from investment operations	0.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$10.07
Total return(d)(e)	2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,312
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.01%
After expense reimbursement/recoupment(f)	0.00%
Ratio of net investment income (loss) to average net assets(f)	5.18%
Portfolio turnover rate(d)	19%

(a)	Inception date of the Fund was June 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

119

ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.18	$12.86	$10.95	$16.37	$17.62	$11.38
INVESTMENT OPERATIONS:
Net investment income(a)	0.03	0.10	0.25	0.06	0.02	0.09
Net realized and unrealized gain (loss) on investments(b)	2.33	0.51	1.87	(1.74)	0.63	6.70
Total from investment operations	2.36	0.61	2.12	(1.68)	0.65	6.79
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.29)	(0.06)	—	(0.52)	(0.21)
Net realized gains	—	—	(0.15)	(3.74)	(1.38)	(0.34)
Total distributions	—	(0.29)	(0.21)	(3.74)	(1.90)	(0.55)
Net asset value, end of period	$15.54	$13.18	$12.86	$10.95	$16.37	$17.62
Total return(c)(d)	17.91%	4.66%	19.48%	−9.53%	2.80%	60.05%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$258,299	$226,575	$241,995	$230,188	$270,691	$275,818
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.66%	0.65%	0.66%
After expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.36%	0.75%	2.20%	0.46%	0.12%	0.56%
Portfolio turnover rate(c)	19%	69%	121%	29%	15%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.
The accompanying notes are an integral part of these financial statements.

120

ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.08	$11.87	$10.18	$15.62	$16.92	$10.97
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	(0.00)(b)	0.16	(0.04)	(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	2.14	0.47	1.71	(1.66)	0.60	6.45
Total from investment operations	2.11	0.47	1.87	(1.70)	0.49	6.42
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.26)	(0.03)	—	(0.41)	(0.13)
Net realized gains	—	—	(0.15)	(3.74)	(1.38)	(0.34)
Total distributions	—	(0.26)	(0.18)	(3.74)	(1.79)	(0.47)
Net asset value, end of period	$14.19	$12.08	$11.87	$10.18	$15.62	$16.92
Total return(d)(e)	17.47%	3.89%	18.54%	−10.16%	2.04%	58.83%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$16,452	$19,049	$24,630	$26,893	$35,333	$43,705
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	1.45%	1.45%	1.45%	1.41%	1.40%	1.41%
After expense reimbursement/recoupment(g)	1.45%	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(g)	(0.43)%	(0.01)%	1.51%	(0.29)%	(0.63)%	(0.19)%
Portfolio turnover rate(d)	19%	69%	121%	29%	15%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.
The accompanying notes are an integral part of these financial statements.

121

ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.40	$13.06	$11.09	$16.48	$17.72	$11.44
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.14	0.30	0.09	0.07	0.12
Net realized and unrealized gain (loss) on investments(c)	2.39	0.50	1.88	(1.74)	0.62	6.74
Total from investment operations	2.43	0.64	2.18	(1.65)	0.69	6.86
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.30)	(0.06)	—	(0.55)	(0.24)
Net realized gains	—	—	(0.15)	(3.74)	(1.38)	(0.34)
Total distributions	—	(0.30)	(0.21)	(3.74)	(1.93)	(0.58)
Net asset value, end of period	$15.83	$13.40	$13.06	$11.09	$16.48	$17.72
Total return(d)(e)	18.13%	4.81%	19.84%	−9.25%	3.02%	60.35%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$9,238	$8,906	$9,014	$9,333	$10,940	$14,855
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.41%	0.40%	0.41%
After expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)	0.59%	1.02%	2.52%	0.71%	0.37%	0.81%
Portfolio turnover rate(d)	19%	69%	121%	29%	15%	31%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Aggressive-Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive Growth.
The accompanying notes are an integral part of these financial statements.

122

ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.89	$9.82	$9.40	$10.77	$11.46	$9.83
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.33	0.34	0.27	0.18	0.16
Net realized and unrealized gain (loss) on investments(b)	0.55	0.16	0.41	(1.00)	(0.39)	1.80
Total from investment operations	0.72	0.49	0.75	(0.73)	(0.21)	1.96
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.42)	(0.33)	(0.02)	(0.28)	(0.33)
Net realized gains	—	—	—	(0.62)	(0.20)	—
Total distributions	—	(0.42)	(0.33)	(0.64)	(0.48)	(0.33)
Net asset value, end of period	$10.61	$9.89	$9.82	$9.40	$10.77	$11.46
Total return(c)(d)	7.28%	4.98%	8.01%	−6.71%	−2.13%	19.96%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$111,539	$112,305	$124,966	$139,384	$174,061	$191,406
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.70%	0.70%	0.71%	0.68%	0.67%	0.67%
After expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	3.26%	3.33%	3.52%	2.74%	1.53%	1.47%
Portfolio turnover rate(d)	30%	53%	127%	28%	20%	37%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

123

ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.39	$9.39	$9.05	$10.44	$11.14	$9.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.25	0.26	0.19	0.09	0.08
Net realized and unrealized gain (loss) on investments(b)	0.53	0.14	0.38	(0.96)	(0.38)	1.74
Total from investment operations	0.65	0.39	0.64	(0.77)	(0.29)	1.82
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.39)	(0.30)	—	(0.21)	(0.27)
Net realized gains	—	—	—	(0.62)	(0.20)	—
Total distributions	—	(0.39)	(0.30)	(0.62)	(0.41)	(0.27)
Net asset value, end of period	$10.04	$9.39	$9.39	$9.05	$10.44	$11.14
Total return(c)(d)	6.92%	4.15%	7.12%	−7.34%	−2.85%	18.96%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$8,480	$11,166	$16,138	$24,031	$37,841	$46,869
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.45%	1.45%	1.46%	1.43%	1.42%	1.42%
After expense reimbursement/recoupment(f)	1.45%	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(f)	2.50%	2.58%	2.79%	1.99%	0.78%	0.72%
Portfolio turnover rate(d)	30%	53%	127%	28%	20%	37%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

124

ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.02	$9.93	$9.48	$10.84	$11.52	$9.88
INVESTMENT OPERATIONS:
Net investment income(b)	0.19	0.36	0.36	0.29	0.21	0.19
Net realized and unrealized gain (loss) on investments(c)	0.54	0.15	0.42	(1.00)	(0.39)	1.80
Total from investment operations	0.73	0.51	0.78	(0.71)	(0.18)	1.99
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.42)	(0.33)	(0.03)	(0.30)	(0.35)
Net realized gains	—	—	—	(0.62)	(0.20)	—
Total distributions	—	(0.42)	(0.33)	(0.65)	(0.50)	(0.35)
Net asset value, end of period	$10.75	$10.02	$9.93	$9.48	$10.84	$11.52
Total return(d)(e)	7.29%	5.20%	8.33%	−6.50%	−1.84%	20.17%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$5,111	$4,524	$4,857	$6,871	$13,647	$11,299
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.45%	0.45%	0.46%	0.43%	0.42%	0.42%
After expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)	3.60%	3.59%	3.77%	2.99%	1.78%	1.72%
Portfolio turnover rate(d)	30%	53%	127%	28%	20%	37%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Conservative, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

125

ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.18	$11.94	$10.36	$14.33	$15.50	$10.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.15	0.29	0.11	0.07	0.11
Net realized and unrealized gain (loss) on investments(b)	1.78	0.42	1.44	(1.47)	0.39	5.19
Total from investment operations	1.85	0.57	1.73	(1.36)	0.46	5.30
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.33)	(0.11)	—	(0.40)	(0.23)
Net realized gains	—	—	(0.04)	(2.61)	(1.23)	(0.16)
Total distributions	—	(0.33)	(0.15)	(2.61)	(1.63)	(0.39)
Net asset value, end of period	$14.03	$12.18	$11.94	$10.36	$14.33	$15.50
Total return(c)(d)	15.19%	4.74%	16.81%	−8.93%	2.22%	50.27%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$611,322	$546,463	$594,004	$586,164	$712,010	$743,213
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.64%	0.64%	0.64%
After expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	1.05%	1.24%	2.64%	0.97%	0.46%	0.80%
Portfolio turnover rate(d)	21%	65%	126%	30%	19%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

126

ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.42	$11.27	$9.84	$13.86	$15.06	$10.33
INVESTMENT OPERATIONS:
Net investment income(a)	0.01	0.06	0.20	0.03	(0.04)	0.01
Net realized and unrealized gain (loss) on investments(b)	1.67	0.40	1.36	(1.44)	0.38	5.03
Total from investment operations	1.68	0.46	1.56	(1.41)	0.34	5.04
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.31)	(0.09)	—	(0.31)	(0.15)
Net realized gains	—	—	(0.04)	(2.61)	(1.23)	(0.16)
Total distributions	—	(0.31)	(0.13)	(2.61)	(1.54)	(0.31)
Net asset value, end of period	$13.10	$11.42	$11.27	$9.84	$13.86	$15.06
Total return(c)(d)	14.71%	3.98%	15.92%	−9.63%	1.51%	48.99%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$30,775	$41,451	$56,368	$64,896	$89,501	$116,482
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.45%	1.45%	1.45%	1.39%	1.39%	1.39%
After expense reimbursement/recoupment(f)	1.45%	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(f)	0.23%	0.49%	1.97%	0.22%	(0.29)%	0.05%
Portfolio turnover rate(c)	21%	65%	126%	30%	19%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

127

ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.39	$12.12	$10.49	$14.44	$15.60	$10.65
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.19	0.33	0.15	0.11	0.14
Net realized and unrealized gain (loss) on investments(c)	1.81	0.42	1.46	(1.49)	0.39	5.23
Total from investment operations	1.90	0.61	1.79	(1.34)	0.50	5.37
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.34)	(0.12)	—	(0.43)	(0.26)
Net realized gains	—	—	(0.04)	(2.61)	(1.23)	(0.16)
Total distributions	—	(0.34)	(0.16)	(2.61)	(1.66)	(0.42)
Net asset value, end of period	$14.29	$12.39	$12.12	$10.49	$14.44	$15.60
Total return(d)(e)	15.34%	4.97%	17.15%	−8.72%	2.46%	50.62%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$13,202	$12,179	$14,019	$15,875	$19,833	$20,137
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.39%	0.39%	0.39%
After expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)	1.29%	1.49%	2.99%	1.22%	0.71%	1.05%
Portfolio turnover rate(d)	21%	65%	126%	30%	19%	28%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

128

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.32	$10.20	$9.47	$11.62	$12.52	$9.95
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.28	0.32	0.23	0.15	0.15
Net realized and unrealized gain (loss) on investments(b)	0.87	0.22	0.67	(1.14)	(0.20)	2.74
Total from investment operations	1.00	0.50	0.99	(0.91)	(0.05)	2.89
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.38)	(0.26)	—	(0.29)	(0.32)
Net realized gains	—	—	—	(1.24)	(0.56)	—
Total distributions	—	(0.38)	(0.26)	(1.24)	(0.85)	(0.32)
Net asset value, end of period	$11.32	$10.32	$10.20	$9.47	$11.62	$12.52
Total return(c)(d)	9.69%	4.89%	10.58%	−7.59%	−0.83%	29.06%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$180,328	$173,968	$193,061	$207,516	$262,457	$283,474
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.67%	0.65%	0.66%
After expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	2.48%	2.72%	3.27%	2.26%	1.14%	1.25%
Portfolio turnover rate(c)	34%	55%	123%	26%	19%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate Conservative.
The accompanying notes are an integral part of these financial statements.

129

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.77	$9.72	$9.08	$11.29	$12.20	$9.72
INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.20	0.23	0.15	0.05	0.06
Net realized and unrealized gain (loss) on investments(b)	0.82	0.20	0.65	(1.12)	(0.18)	2.66
Total from investment operations	0.91	0.40	0.88	(0.97)	(0.13)	2.72
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.35)	(0.24)	—	(0.22)	(0.24)
Net realized gains	—	—	—	(1.24)	(0.56)	—
Total distributions	—	(0.35)	(0.24)	(1.24)	(0.78)	(0.24)
Net asset value, end of period	$10.68	$9.77	$9.72	$9.08	$11.29	$12.20
Total return(c)(d)	9.31%	4.12%	9.78%	−8.37%	−1.54%	28.06%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$6,869	$10,169	$14,906	$19,045	$31,538	$45,349
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.45%	1.45%	1.45%	1.42%	1.41%	1.41%
After expense reimbursement/recoupment(f)	1.45%	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(f)	1.69%	1.96%	2.49%	1.51%	0.39%	0.50%
Portfolio turnover rate(c)	34%	55%	123%	26%	19%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate Conservative.
The accompanying notes are an integral part of these financial statements.

130

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.48	$10.33	$9.57	$11.70	$12.60	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.31	0.35	0.26	0.18	0.18
Net realized and unrealized gain (loss) on investments(c)	0.88	0.22	0.68	(1.15)	(0.20)	2.76
Total from investment operations	1.03	0.53	1.03	(0.89)	(0.02)	2.94
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.38)	(0.27)	—	(0.32)	(0.34)
Net realized gains	—	—	—	(1.24)	(0.56)	—
Total distributions	—	(0.38)	(0.27)	(1.24)	(0.88)	(0.34)
Net asset value, end of period	$11.51	$10.48	$10.33	$9.57	$11.70	$12.60
Total return(d)(e)	9.83%	5.15%	10.85%	−7.36%	−0.64%	29.44%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$3,509	$2,864	$4,348	$4,479	$6,710	$6,126
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.41%	0.40%	0.41%
After expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)	2.78%	2.93%	3.54%	2.51%	1.39%	1.50%
Portfolio turnover rate(d)	34%	55%	123%	26%	19%	28%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Moderate Conservative, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate Conservative.
The accompanying notes are an integral part of these financial statements.

131

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.38	$11.19	$9.94	$13.33	$14.35	$10.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.23	0.29	0.17	0.10	0.12
Net realized and unrealized gain (loss) on investments(b)	1.37	0.30	1.14	(1.38)	0.11	4.06
Total from investment operations	1.47	0.53	1.43	(1.21)	0.21	4.18
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.34)	(0.18)	—	(0.36)	(0.32)
Net realized gains	—	—	—	(2.18)	(0.87)	(0.11)
Total distributions	—	(0.34)	(0.18)	(2.18)	(1.23)	(0.43)
Net asset value, end of period	$12.85	$11.38	$11.19	$9.94	$13.33	$14.35
Total return(c)(d)	12.92%	4.71%	14.47%	−8.67%	0.92%	39.61%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$641,514	$597,271	$667,295	$677,263	$845,027	$897,486
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.64%	0.63%	0.64%
After expense reimbursement/recoupment(f)	0.70%	0.70%	0.70%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	1.62%	1.94%	2.80%	1.52%	0.68%	0.95%
Portfolio turnover rate(c)	25%	62%	121%	32%	20%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

132

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.79	$10.68	$9.55	$12.98	$14.03	$10.39
INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.13	0.20	0.08	(0.01)	0.03
Net realized and unrealized gain (loss) on investments(b)	1.29	0.50	1.09	(1.33)	0.11	3.96
Total from investment operations	1.34	0.63	1.29	(1.25)	0.10	3.99
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.32)	(0.16)	—	(0.28)	(0.24)
Net realized gains	—	—	—	(2.18)	(0.87)	(0.11)
Total distributions	—	(0.32)	(0.16)	(2.18)	(1.15)	(0.50)
Net asset value, end of period	$12.13	$10.79	$10.68	$9.55	$12.98	$14.03
Total return(c)(d)	12.42%	3.93%	13.54%	−9.24%	0.14%	38.56%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$30,411	$42,779	$58,421	$70,433	$107,229	$143,244
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.45%	1.45%	1.45%	1.39%	1.38%	1.39%
After expense reimbursement/recoupment(f)	1.45%	1.45%	1.45%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(f)	0.82%	1.19%	2.00%	0.77%	(0.07)%	0.20%
Portfolio turnover rate(c)	25%	62%	121%	32%	20%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

133

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.56	$11.33	$10.05	$13.41	$14.42	$10.64
INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.26	0.32	0.20	0.14	0.16
Net realized and unrealized gain (loss) on investments(c)	1.38	0.32	1.15	(1.38)	0.11	4.07
Total from investment operations	1.50	0.58	1.47	(1.18)	0.25	4.23
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.35)	(0.19)	—	(0.39)	(0.34)
Net realized gains	—	—	—	(2.18)	(0.87)	(0.11)
Total distributions	—	(0.35)	(0.19)	(2.18)	(1.26)	(0.45)
Net asset value, end of period	$13.06	$11.56	$11.33	$10.05	$13.41	$14.42
Total return(d)(e)	12.98%	5.07%	14.68%	−8.39%	1.17%	39.99%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$20,572	$17,731	$20,351	$21,881	$30,378	$35,732
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.39%	0.38%	0.39%
After expense reimbursement/recoupment(g)	0.45%	0.45%	0.45%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)	1.89%	2.23%	3.02%	1.77%	0.93%	1.20%
Portfolio turnover rate(d)	25%	62%	121%	32%	20%	27%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Moderate, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

134

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.22	$10.12	$10.00	$10.16	$10.57	$10.05
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.46	0.41	0.23	0.12	0.16
Net realized and unrealized gain (loss) on investments(b)	0.07	0.11	0.12	(0.16)	(0.31)	0.52
Total from investment operations	0.29	0.57	0.53	0.07	(0.19)	0.68
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.47)	(0.41)	(0.23)	(0.12)	(0.16)
Net realized gains	—	—	—	—	(0.10)	—
Total distributions	(0.22)	(0.47)	(0.41)	(0.23)	(0.22)	(0.16)
Net asset value, end of period	$10.29	$10.22	$10.12	$10.00	$10.16	$10.57
Total return(c)(d)	2.82%	5.77%	5.43%	0.75%	−1.85%	6.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,224	$90,405	$94,101	$117,609	$174,444	$204,761
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.75%	0.75%	0.76%	0.87%	0.87%	0.88%
After expense reimbursement/recoupment(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	4.19%	4.56%	4.09%	2.33%	1.14%	1.50%
Portfolio turnover rate(c)	39%	66%	76%	61%	60%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

135

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.19	$10.09	$9.98	$10.14	$10.55	$10.03
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.39	0.33	0.16	0.04	0.08
Net realized and unrealized gain (loss) on investments(b)	0.07	0.10	0.12	(0.16)	(0.31)	0.52
Total from investment operations	0.25	0.49	0.45	0.00(c)	(0.27)	0.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.39)	(0.34)	(0.16)	(0.04)	(0.08)
Net realized gains	—	—	—	—	(0.10)	—
Total distributions	(0.18)	(0.39)	(0.34)	(0.16)	(0.14)	(0.08)
Net asset value, end of period	$10.26	$10.19	$10.09	$9.98	$10.14	$10.55
Total return(d)(e)	2.44%	4.98%	4.63%	0.00%	−2.59%	6.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,481	$21,985	$26,358	$30,904	$39,891	$51,385
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.50%	1.50%	1.51%	1.62%	1.62%	1.63%
After expense reimbursement/recoupment(f)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets(f)	3.44%	3.82%	3.34%	1.58%	0.39%	0.75%
Portfolio turnover rate(d)	39%	66%	76%	61%	60%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

136

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(e)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.20	$10.11	$9.98	$10.14	$10.56	$10.03
INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.50	0.44	0.26	0.15	0.18
Net realized and unrealized gain (loss) on investments(b)	0.08	0.10	0.13	(0.16)	(0.32)	0.54
Total from investment operations	0.31	0.60	0.57	0.10	(0.17)	0.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.51)	(0.44)	(0.26)	(0.15)	(0.19)
Net realized gains	—	—	—	—	(0.10)	—
Total distributions	(0.23)	(0.51)	(0.44)	(0.26)	(0.25)	(0.19)
Net asset value, end of period	$10.28	$10.20	$10.11	$9.98	$10.14	$10.56
Total return(c)(d)	3.11%	6.06%	5.84%	1.06%	−1.69%	7.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$365,946	$300,594	$376,103	$195,023	$171,154	$141,974
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.39%	0.39%	0.46%	0.62%	0.62%	0.63%
After expense reimbursement/recoupment(e)	0.39%	0.39%	0.45%	0.45%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets(e)	4.55%	4.91%	4.43%	2.63%	1.40%	1.75%
Portfolio turnover rate(c)	39%	66%	76%	61%	60%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

137

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.22	$10.13	$10.00	$10.16	$10.58	$10.05
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.49	0.43	0.26	0.15	0.18
Net realized and unrealized gain (loss) on investments(c)	0.08	0.10	0.13	(0.16)	(0.32)	0.54
Total from investment operations	0.31	0.59	0.56	0.10	(0.17)	0.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.50)	(0.43)	(0.26)	(0.15)	(0.19)
Net realized gains	—	—	—	—	(0.10)	—
Total distributions	(0.23)	(0.50)	(0.43)	(0.26)	(0.25)	(0.19)
Net asset value, end of period	$10.30	$10.22	$10.13	$10.00	$10.16	$10.58
Total return(d)(e)	3.05%	5.94%	5.77%	1.01%	−1.70%	7.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$527,121	$492,095	$473,384	$651,148	$622,664	$778,271
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.49%	0.49%	0.51%	0.62%	0.62%	0.63%
After expense reimbursement/recoupment(d)	0.49%	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(d)	4.45%	4.82%	4.32%	2.58%	1.39%	1.75%
Portfolio turnover rate(c)	39%	66%	76%	61%	60%	76%

(a)	Advisor Class shares of Pacific Funds Short Duration Income, the Fund’s predecessor fund were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

138

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024(j)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$13.69	$14.30	$13.78	$11.95
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.01	0.00(c)	0.01
Net realized and unrealized gain (loss) on investments(d)	0.87	(0.45)	0.52	1.82
Total from investment operations	0.89	(0.44)	0.52	1.83
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	—	—
Net realized gains	—	(0.12)	—	—
Total distributions	—	(0.17)	—	—
Net asset value, end of period	$14.58	$13.69	$14.30	$13.78
Total return(e)(f)	6.50%	−3.20%	3.77%	15.31%
SUPPLEMENTAL DATA AND RATIOS:(g)
Net assets, end of period (in thousands)	$4,228	$3,857	$3,734	$3,802
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(h)	1.15%	1.16%	1.15%	1.16%
After expense reimbursement/recoupment(h)	1.15%	1.16%	1.15%	1.16%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(h)	—%	0.00%(i)	—%	—%
Ratio of net investment income (loss) to average net assets(h)	0.26%	0.03%	0.03%	0.42%
Portfolio turnover rate(e)	12%	15%	1%	10%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Annualized for periods less than one year.
(i)	Amount represents less than 0.005%.
(j)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

139

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024(i)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$12.94	$13.56	$13.10	$11.38
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.10)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.81	(0.41)	0.48	1.73
Total from investment operations	0.78	(0.51)	0.46	1.72
LESS DISTRIBUTIONS FROM:
Net realized gains	—	(0.11)	—	—
Total distributions	—	(0.11)	—	—
Net asset value, end of period	$13.72	$12.94	$13.56	$13.10
Total return(d)(e)	6.03%	−3.83%	3.51%	15.11%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$579	$604	$996	$988
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	1.90%	1.91%	1.90%	1.91%
After expense reimbursement/recoupment(g)	1.90%	1.91%	1.90%	1.91%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	—%	0.00%(h)	—%	—%
Ratio of net investment income (loss) to average net assets(f)(g)	(0.50)%	(0.73)%	(0.71)%	(0.33)%
Portfolio turnover rate(d)	12%	15%	1%	10%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

140

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 16, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$14.37	$15.00	$13.88
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.06	0.01
Net realized and unrealized gain (loss) on investments(c)	0.92	(0.48)	1.11
Total from investment operations	0.96	(0.42)	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	—
Net realized gains	—	(0.13)	—
Total distributions	—	(0.21)	—
Net asset value, end of period	$15.33	$14.37	$15.00
Total return(d)(e)	6.68%	−2.97%	8.07%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$79	$54	$11
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.90%	0.90%	0.90%
After expense reimbursement/recoupment(g)	0.90%	0.90%	0.90%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	—%	0.00%(h)	—%
Ratio of net investment income (loss) to average net assets(f)	0.54%	0.40%	0.49%
Portfolio turnover rate(d)	12%	15%	1%

(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

141

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024(j)	Year Ended December 31,
				2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$14.39	$14.99	$14.44	$13.67	$15.99	$13.90	$12.96
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.04	0.04	0.01	0.06	0.00(c)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments(d)	0.91	(0.45)	0.54	0.84	(1.63)	2.61	1.19
Total from investment operations	0.95	(0.41)	0.55	0.90	(1.63)	2.61	1.20
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.06)	—	(0.08)	—	(0.00)(c)	(0.00)(c)
Net realized gains	—	(0.13)	—	(0.05)	(0.69)	(0.51)	(0.26)
Total distributions	—	(0.19)	—	(0.13)	(0.69)	(0.51)	(0.26)
Redemption fee per share	—	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$15.34	$14.39	$14.99	$14.44	$13.67	$15.99	$13.90
Total return(e)(f)	6.60%	−2.89%	3.81%	6.65%	−10.26%	18.87%	9.31%
SUPPLEMENTAL DATA AND RATIOS:(g)
Net assets, end of period (in thousands)	$136,720	$145,174	$207,121	$203,865	$190,626	$215,876	$161,570
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(h)	0.90%	0.91%	0.90%	1.00%	1.01%	1.00%	1.13%
After expense reimbursement/ recoupment(h)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(h)	—%	0.00%(i)	—%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(h)	0.50%	0.28%	0.29%	0.44%	0.02%	(0.06)%	0.06%
Portfolio turnover rate(e)	12%	15%	1%	10%	19%	14%	24%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Small Cap Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023. On November 6, 2023, the Fund’s Class I-2 shares were merged into Class I-3 shares. Class I-3 was subsequently renamed Class I-2, and the Class I-3 name was discontinued following the merger.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Annualized for periods less than one year.
(i)	Amount represents less than 0.005%.
(j)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

142

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS R6

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024(j)	October 23, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$13.57	$14.11	$13.59	$11.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments(c)	0.86	(0.41)	0.51	1.79
Total from investment operations	0.90	(0.37)	0.52	1.81
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	—	(0.00)(d)
Net realized gains	—	(0.12)	—	—
Total distributions	—	(0.17)	—	—
Net asset value, end of period	$14.47	$13.57	$14.11	$13.59
Total return(e)(f)	6.63%	−2.75%	3.83%	15.38%
SUPPLEMENTAL DATA AND RATIOS:(g)
Net assets, end of period (in thousands)	$147	$138	$1,177	$1,235
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(h)	0.85%	0.86%	0.85%	0.86%
After expense reimbursement/recoupment(h)	0.85%	0.85%	0.85%	0.85%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(h)	—%	0.00%(i)	—%	—%
Ratio of net investment income (loss) to average net assets(h)	0.56%	0.30%	0.32%	0.73%
Portfolio turnover rate(e)	12%	15%	1%	10%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Annualized for periods less than one year.
(i)	Amount represents less than 0.005%.
(j)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

143

ARISTOTLE SMALL/MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$6.48	$7.02	$9.29	$15.98	$17.47	$9.52
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.00)(b)	0.01	0.04	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	0.47	0.05	0.83	(1.91)	(0.34)	7.99
Total from investment operations	0.48	0.05	0.84	(1.87)	(0.41)	7.95
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.10)	—	—	—
Net realized gains	—	(0.58)	(3.01)	(4.82)	(1.08)	—
Total distributions	—	(0.59)	(3.11)	(4.82)	(1.08)	—
Net asset value, end of period	$6.96	$6.48	$7.02	$9.29	$15.98	$17.47
Total return(d)(e)	7.41%	−0.18%	13.16%	−11.41%	−2.82%	83.51%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$10,461	$10,034	$12,864	$13,055	$19,675	$22,988
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	1.15%	1.15%	1.16%	1.29%	1.23%	1.24%
After expense reimbursement/recoupment(g)	1.15%	1.15%	1.16%	1.21%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets(g)	0.30%	(0.02)%	0.16%	0.34%	(0.38)%	(0.33)%
Portfolio turnover rate(d)	13%	17%	151%	33%	34%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

144

ARISTOTLE SMALL/MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$5.65	$6.15	$8.55	$15.24	$16.83	$9.24
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.05)	(0.05)	(0.05)	(0.19)	(0.14)
Net realized and unrealized gain (loss) on investments(b)	0.40	0.06	0.72	(1.82)	(0.32)	7.73
Total from investment operations	0.39	0.01	0.67	(1.87)	(0.51)	7.59
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.06)	—	—	—
Net realized gains	—	(0.51)	(3.01)	(4.82)	(1.08)	—
Total distributions	—	(0.51)	(3.07)	(4.82)	(1.08)	—
Net asset value, end of period	$6.04	$5.65	$6.15	$8.55	$15.24	$16.83
Total return(c)(d)	6.90%	−0.82%	12.14%	−12.01%	−3.53%	82.14%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$1,114	$1,231	$2,660	$5,260	$9,370	$10,990
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.90%	1.90%	1.91%	2.04%	1.98%	1.99%
After expense reimbursement/recoupment(f)	1.90%	1.90%	1.91%	1.96%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets(f)	(0.46)%	(0.82)%	(0.62)%	(0.41)%	(1.13)%	(1.08)%
Portfolio turnover rate(c)	13%	17%	151%	33%	34%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

145

ARISTOTLE SMALL/MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.66	$8.29	$10.40	$17.17	$17.61	$9.59
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.02	0.04	0.09	(0.01)	0.00(b)
Net realized and unrealized gain (loss) on investments(c)	0.55	0.07	0.98	(2.04)	(0.43)	8.08
Total from investment operations	0.57	0.09	1.02	(1.95)	(0.44)	8.08
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	(0.12)	—	—	(0.06)
Net realized gains	—	(0.69)	(3.01)	(4.82)	—	—
Total distributions	—	(0.72)	(3.13)	(4.82)	—	(0.06)
Net asset value, end of period	$8.23	$7.66	$8.29	$10.40	$17.17	$17.61
Total return(d)(e)	7.44%	0.16%	13.48%	−11.11%	−2.44%	84.32%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$544	$569	$679	$497	$1,017	$1,558
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.85%	0.85%	0.87%	1.03%	0.98%	0.99%
After expense reimbursement/recoupment(g)	0.85%	0.85%	0.85%	0.86%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets(g)	0.59%	0.29%	0.46%	0.69%	(0.03)%	0.01%
Portfolio turnover rate(d)	13%	17%	151%	33%	34%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

146

ARISTOTLE SMALL/MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$6.68	$7.23	$9.46	$16.12	$17.57	$9.58
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.02	0.01	0.03	0.08	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.48	0.06	0.85	(1.92)	(0.35)	8.05
Total from investment operations	0.50	0.07	0.88	(1.84)	(0.37)	8.04
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.10)	—	—	(0.05)
Net realized gains	—	(0.60)	(3.01)	(4.82)	(1.08)	—
Total distributions	—	(0.62)	(3.11)	(4.82)	(1.08)	(0.05)
Net asset value, end of period	$7.18	$6.68	$7.23	$9.46	$16.12	$17.57
Total return(d)(e)	7.49%	0.07%	13.39%	−11.15%	−2.52%	84.04%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$16,570	$22,688	$31,874	$72,294	$184,718	$312,981
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.90%	0.90%	0.91%	1.04%	0.98%	1.00%
After expense reimbursement/recoupment(g)	0.90%	0.90%	0.91%	0.96%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	0.52%	0.22%	0.39%	0.59%	(0.13)%	(0.08)%
Portfolio turnover rate(c)	13%	17%	151%	33%	34%	64%

(a)	Advisor Class shares of Pacific Funds Small/Mid-Cap, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

147

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.42	$10.48	$10.20	$10.96	$11.52	$9.72
INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.59	0.56	0.44	0.33	0.40
Net realized and unrealized gain (loss) on investments(b)	0.26	(0.06)	0.26	(0.72)	(0.47)	1.79
Total from investment operations	0.54	0.53	0.82	(0.28)	(0.14)	2.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.59)	(0.54)	(0.44)	(0.32)	(0.39)
Net realized gains	—	—	—	(0.04)	(0.10)	—
Total distributions	(0.28)	(0.59)	(0.54)	(0.48)	(0.42)	(0.39)
Net asset value, end of period	$10.68	$10.42	$10.48	$10.20	$10.96	$11.52
Total return(c)(d)	5.12%	5.17%	8.33%	−2.41%	−1.30%	22.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$206,350	$201,110	$152,889	$101,292	$134,612	$104,659
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.94%	0.94%	0.95%	1.07%	1.07%	1.08%
After expense reimbursement/recoupment(e)	0.94%	0.94%	0.94%	0.94%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets(e)	5.28%	5.66%	5.50%	4.34%	2.85%	3.57%
Portfolio turnover rate(c)	32%	45%	56%	45%	40%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

148

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.38	$10.44	$10.18	$10.93	$11.49	$9.69
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.51	0.49	0.37	0.25	0.32
Net realized and unrealized gain (loss) on investments(b)	0.25	(0.06)	0.24	(0.72)	(0.47)	1.80
Total from investment operations	0.49	0.45	0.73	(0.35)	(0.22)	2.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.51)	(0.47)	(0.36)	(0.24)	(0.32)
Net realized gains	—	—	—	(0.04)	(0.10)	—
Total distributions	(0.24)	(0.51)	(0.47)	(0.40)	(0.34)	(0.32)
Net asset value, end of period	$10.63	$10.38	$10.44	$10.18	$10.93	$11.49
Total return(c)(d)	4.75%	4.41%	7.43%	−3.04%	−1.99%	22.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$116,194	$113,811	$89,723	$63,154	$78,497	$72,157
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.69%	1.69%	1.70%	1.82%	1.82%	1.83%
After expense reimbursement/recoupment(e)	1.69%	1.69%	1.69%	1.68%	1.64%	1.65%
Ratio of net investment income (loss) to average net assets(e)	4.53%	4.91%	4.75%	3.60%	2.15%	2.87%
Portfolio turnover rate(c)	32%	45%	56%	45%	40%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

149

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(f)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.35	$10.40	$10.14	$10.89	$11.45	$9.66
INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.63	0.60	0.47	0.36	0.42
Net realized and unrealized gain (loss) on investments(b)	0.24	(0.05)	0.23	(0.71)	(0.46)	1.80
Total from investment operations	0.54	0.58	0.83	(0.24)	(0.10)	2.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.63)	(0.57)	(0.47)	(0.36)	(0.43)
Net realized gains	—	—	—	(0.04)	(0.10)	—
Total distributions	(0.30)	(0.63)	(0.57)	(0.51)	(0.46)	(0.43)
Net asset value, end of period	$10.59	$10.35	$10.40	$10.14	$10.89	$11.45
Total return(c)(d)	5.24%	5.68%	8.49%	−2.03%	−1.02%	23.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$562,693	$548,060	$354,281	$126,525	$142,365	$13,842
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.59%	0.59%	0.65%	0.82%	0.82%	0.84%
After expense reimbursement/recoupment(e)	0.59%	0.59%	0.64%	0.64%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets(e)	5.63%	6.01%	5.84%	4.64%	3.15%	3.87%
Portfolio turnover rate(c)	32%	45%	56%	45%	40%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

150

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.43	$10.48	$10.21	$10.97	$11.52	$9.72
INVESTMENT OPERATIONS:
Net investment income(b)	0.29	0.62	0.59	0.47	0.36	0.43
Net realized and unrealized gain (loss) on investments(c)	0.25	(0.05)	0.25	(0.73)	(0.46)	1.79
Total from investment operations	0.54	0.57	0.84	(0.26)	(0.10)	2.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.62)	(0.57)	(0.46)	(0.35)	(0.42)
Net realized gains	—	—	—	(0.04)	(0.10)	—
Total distributions	(0.29)	(0.62)	(0.57)	(0.50)	(0.45)	(0.42)
Net asset value, end of period	$10.68	$10.43	$10.48	$10.21	$10.97	$11.52
Total return(d)(e)	5.24%	5.53%	8.46%	−2.16%	−0.97%	23.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,165,831	$2,928,961	$2,076,479	$1,185,434	$1,245,830	$832,054
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.69%	0.69%	0.70%	0.82%	0.82%	0.83%
After expense reimbursement/recoupment(f)	0.69%	0.69%	0.69%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets(f)	5.53%	5.91%	5.77%	4.59%	3.10%	3.82%
Portfolio turnover rate(d)	32%	45%	56%	45%	40%	86%

(a)	Advisor Class shares of Pacific Funds Strategic Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

151

ARISTOTLE ULTRA SHORT INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	For the Period April 17, 2023(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$10.12	$10.06	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.22	0.50	0.50
Net realized and unrealized gain (loss) on investments(c)	0.04	0.05	0.05
Total from investment operations	0.26	0.55	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.49)	(0.49)
Total distributions	(0.21)	(0.49)	(0.49)
Net asset value, end of period	$10.17	$10.12	$10.06
Total return(d)(e)	2.62%	5.60%	5.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$968	$678	$434
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.58%	0.58%	0.58%
After expense reimbursement/recoupment(f)	0.57%	0.58%	0.57%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	4.38%	4.93%	5.30%
Portfolio turnover rate(d)	35%	128%	102%

(a)	Commencement of Operations
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.01%.
The accompanying notes are an integral part of these financial statements.

152

ARISTOTLE ULTRA SHORT INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(g)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.98	$9.93	$9.86	$9.92	$10.07	$9.65
INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.52	0.53	0.31	0.06	0.12
Net realized and unrealized gain (loss) on investments(b)	0.05	0.04	0.06	(0.09)	(0.10)	0.44
Total from investment operations	0.28	0.56	0.59	0.22	(0.04)	0.56
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.51)	(0.52)	(0.28)	(0.07)	(0.12)
Net realized gains	—	—	—	—	(0.04)	(0.02)
Total distributions	(0.22)	(0.51)	(0.52)	(0.28)	(0.11)	(0.14)
Net asset value, end of period	$10.04	$9.98	$9.93	$9.86	$9.92	$10.07
Total return(c)(d)	2.86%	5.77%	6.18%	2.30%	−0.42%	5.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,484	$16,849	$15,784	$13,231	$12,929	$12,993
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.33%	0.33%	0.35%	0.73%	0.66%	0.70%
After expense reimbursement/recoupment(e)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of tax expenses to average net assets(e)	—%	0.00%(f)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	4.58%	5.24%	5.40%	3.16%	0.62%	1.16%
Portfolio turnover rate(c)	35%	128%	102%	51%	75%	96%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
The accompanying notes are an integral part of these financial statements.

153

ARISTOTLE ULTRA SHORT INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024(h)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.98	$9.93	$9.86	$9.92	$10.07	$9.65
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.52	0.53	0.31	0.06	0.12
Net realized and unrealized gain (loss) on investments(c)	0.05	0.04	0.07	(0.09)	(0.10)	0.44
Total from investment operations	0.28	0.56	0.60	0.22	(0.04)	0.56
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.51)	(0.53)	(0.28)	(0.07)	(0.12)
Net realized gains	—	—	—	—	(0.04)	(0.02)
Total distributions	(0.22)	(0.51)	(0.53)	(0.28)	(0.11)	(0.14)
Net asset value, end of period	$10.04	$9.98	$9.93	$9.86	$9.92	$10.07
Total return(d)(e)	2.86%	5.77%	6.18%	2.30%	−0.42%	5.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,739	$30,184	$31,663	$50,169	$18,598	$18,449
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.33%	0.33%	0.36%	0.77%	0.66%	0.69%
After expense reimbursement/recoupment(f)	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	4.62%	5.23%	5.31%	3.16%	0.62%	1.16%
Portfolio turnover rate(d)	35%	128%	102%	51%	75%	96%

(a)	Advisor Class shares of Pacific Funds Ultra Short Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
The accompanying notes are an integral part of these financial statements.

154

ARISTOTLE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024(i)	December 28, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.21	$10.72	$9.98	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.14	0.04	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	0.89	(0.10)	0.70	(0.02)
Total from investment operations	0.94	0.04	0.74	(0.02)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.36)	—	—
Net realized gains	—	(0.19)	—	—
Total distributions	—	(0.55)	—	—
Net asset value, end of period	$11.15	$10.21	$10.72	$9.98
Total return(e)(f)	9.21%	0.28%	7.41%	−0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$240	$215	$107	$1
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.94%	0.95%	0.94%	0.95%
After expense reimbursement/recoupment(g)	0.94%	0.95%	0.94%	0.95%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	—%	0.00%(h)	—%	—%
Ratio of net investment income (loss) to average net assets(g)	1.01%	1.34%	1.39%	1.13%
Portfolio turnover rate(e)	7%	13%	4%	7%

(a)	Commencement of Operations
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

155

ARISTOTLE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(i)	December 26, 2023(a) through December 31, 2023
PER SHARE DATA:
Net asset value, beginning of period	$10.00	$10.48	$9.75	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.15	0.03	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	0.84	(0.08)	0.70	0.01
Total from investment operations	0.93	0.07	0.73	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.37)	—	(0.26)
Net realized gains	—	(0.18)	—	—
Total distributions	—	(0.55)	—	(0.26)
Net asset value, end of period	$10.93	$10.00	$10.48	$9.75
Total return(e)(f)	9.30%	0.58%	7.49%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$581	$36	$37	$24
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.69%	0.69%	0.69%	0.70%
After expense reimbursement/recoupment(g)	0.69%	0.69%	0.69%	0.70%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	—%	0.00%(h)	—%	—%
Ratio of net investment income (loss) to average net assets(g)	1.67%	1.41%	1.12%	1.44%
Portfolio turnover rate(e)	7%	13%	4%	7%

(a)	Commencement of Operations
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

156

ARISTOTLE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(j)	Year Ended December 31,
				2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$21.23	$21.79	$20.28	$17.14	$20.55	$16.83	$14.79
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.30	0.05	0.25	0.21	0.16	0.13
Net realized and unrealized gain (loss) on investments(c)	1.83	(0.15)	1.46	3.13	(3.29)	4.03	2.00
Total from investment operations	1.97	0.15	1.51	3.38	(3.08)	4.19	2.13
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.33)	—	(0.24)	(0.21)	(0.13)	(0.09)
Net realized gains	—	(0.38)	—	—	(0.12)	(0.34)	—
Total distributions	—	(0.71)	—	(0.24)	(0.33)	(0.47)	(0.09)
Redemption fee per share	—	—	—	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$23.20	$21.23	$21.79	$20.28	$17.14	$20.55	$16.83
Total return(e)(f)	9.28%	0.61%	7.45%	19.70%	−15.04%	24.90%	14.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$553,054	$561,854	$695,930	$679,164	$683,322	$947,191	$396,792
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(g)	0.69%	0.70%	0.69%	0.71%	0.71%	0.71%	0.79%
After expense reimbursement/ recoupment(g)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.70%(h)
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	—%	0.00%(i)	—%	—%	—%	—%	—%
Ratio of tax expenses to average net assets(g)	—%	—%	—%	0.00%(i)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(g)	1.27%	1.38%	1.05%	1.38%	1.18%	0.80%	0.92%
Portfolio turnover rate(e)	7%	13%	4%	7%	20%	14%	14%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Value Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)
Effective March 1, 2020, the Predecessor Fund’s adviser had contractually agreed to waive its fees and/or absorb expenses of the Predecessor Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of average daily net assets of the Predecessor Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

(i)	Amount represents less than 0.005%.
(j)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

157

ARISTOTLE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS R6

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 29, 2024(a) through March 31, 2024
PER SHARE DATA:
Net asset value, beginning of period	$21.22	$21.79	$20.55
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.33	0.05
Net realized and unrealized gain (loss) on investments(c)	1.83	(0.16)	1.19
Total from investment operations	1.98	0.17	1.24
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.36)	—
Net realized gains	—	(0.38)	—
Total distributions	—	(0.74)	—
Net asset value, end of period	$23.20	$21.22	$21.79
Total return(d)(e)	9.33%	0.71%	6.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12	$11	$11
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.61%	0.62%	0.61%
After expense reimbursement/recoupment(f)	0.61%	0.61%	0.61%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	1.35%	1.50%	1.47%
Portfolio turnover rate(d)	7%	13%	4%

(a)	Commencement of Operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

158

ARISTOTLE/SAUL GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	January 1, 2024 through March 31, 2024(i)	Year Ended December 31,
				2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$11.00	$15.34	$14.47	$12.98	$16.53	$14.18	$12.79
INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.21	0.02	0.16	0.14	0.11	0.11
Net realized and unrealized gain (loss) on investments(c)	1.50	(0.26)	0.85	2.28	(3.01)	2.65	2.01
Total from investment operations	1.61	(0.05)	0.87	0.44	(2.87)	2.76	2.12
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.18)	—	(0.18)	(0.16)	(0.11)	(0.12)
Net realized gains	—	(4.11)	—	(0.77)	(0.52)	(0.30)	(0.61)
Total distributions	—	(4.29)	—	(0.95)	(0.68)	(0.41)	(0.73)
Redemption fee per share	—	—	—	—	—	0.00(d)	0.00(d)
Net asset value, end of period	$12.61	$11.00	$15.34	$14.47	$12.98	$16.53	$14.18
Total return(e)(f)	14.64%	−1.53%	6.01%	19.07%	−17.49%	19.54%	16.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,026	$31,049	$61,650	$58,073	$67,499	$94,029	$69,128
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(g)	0.81%	0.79%	0.79%	1.00%	0.95%	0.95%	1.07%
After expense reimbursement/ recoupment(g)	0.81%	0.79%	0.78%	0.81%	0.80%	0.80%	0.80%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(g)	—%	0.00%(f)	—%	—%	—%	—%	—%
Ratio of tax expenses to average net assets(g)	0.03%	—%	—%	0.01%	—%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense(g)	0.78%	0.79%	0.78%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(g)	1.83%	1.46%	0.61%	1.16%	1.03%	0.70%	0.90%
Portfolio turnover rate(e)	4%	9%	1%	10%	22%	13%	12%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle/Saul Global Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

159

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025
NOTE 1 – ORGANIZATION
Aristotle Funds Series Trust (which may be referred to as “Aristotle Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Delaware statutory trust established pursuant to a Declaration of Trust dated November 29, 2022. Aristotle Investment Services, LLC (“AIS” or the “Adviser”) serves as investment adviser to the Trust. As of September 30, 2025, the Trust was comprised of the following twenty-one separate funds (each individually, a “Fund” and collectively, the “Funds”):

•	Aristotle Core Bond Fund
•	Aristotle Core Equity Fund
•	Aristotle Core Income Fund
•	Aristotle Floating Rate Income Fund
•	Aristotle Growth Equity Fund
•	Aristotle High Yield Bond Fund
•	Aristotle International Equity Fund
•	Aristotle Pacific EXclusive Fund Series H
•	Aristotle Pacific EXclusive Fund Series I
•	Aristotle Portfolio Optimization Aggressive
Growth Fund
•	Aristotle Portfolio Optimization Conservative
Fund
•	Aristotle Portfolio Optimization Growth Fund
•	Aristotle Portfolio Optimization Moderate
Conservative Fund
•	Aristotle Portfolio Optimization Moderate
Fund
•	Aristotle Short Duration Income Fund
•	Aristotle Small Cap Equity Fund
•	Aristotle Small/Mid Cap Equity Fund
•	Aristotle Strategic Income Fund
•	Aristotle Ultra Short Income Fund
•	Aristotle Value Equity Fund
•	Aristotle/Saul Global Equity Fund
All of the Funds are classified and operate as diversified funds as of the date of these financial statements under the 1940 Act, with the exception of Aristotle Growth Equity Fund, Aristotle Pacific EXclusive Fund Series H and Aristotle Pacific EXclusive Fund Series I, which operate as non-diversified funds within the meaning of the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
Aristotle Core Bond Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Pacific EXclusive Fund Series H, Aristotle Pacific EXclusive Fund Series I, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund and Aristotle Ultra Short Income Fund are collectively the “Income Funds.” Aristotle Core Equity Fund, Aristotle Growth Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Small/Mid Cap Equity Fund are collectively the “Equity Funds.” Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund and Aristotle Portfolio Optimization Moderate Fund are collectively the “Portfolio Optimization Funds.”
Aristotle Core Bond Fund’s primary investment goal is to seek total return, consisting of current income and capital appreciation. The Fund was formerly known as Aristotle ESG Core Bond Fund until February 17, 2025, and its primary investment goal until such time included consideration of certain environmental, social and governance criteria. The Fund offers Class I and Class I-2 shares. Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Core Bond Fund (formerly, Aristotle ESG Core Bond Fund) acquired the assets and assumed the liabilities of Pacific Funds ESG Core Bond, a series of Pacific Funds Series Trust. Pacific Funds ESG Core Bond was the accounting and performance track record survivor.

160

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
Aristotle Core Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I, and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. In general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and; (ii) Class I, and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle Core Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Aristotle Core Equity Fund, a series of Investment Managers Series Trust. Aristotle Core Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle Core Equity Fund.
Aristotle Core Income Fund’s primary investment goal is to seek a high level of current income; capital appreciation is of secondary importance. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% contingent deferred sales charge (“CDSC”); and (iii) Class I and Class I- 2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Core Income Fund acquired the assets and assumed the liabilities of Pacific Funds Core Income, a series of Pacific Funds Series Trust. Pacific Funds Core Income was the accounting and performance track record survivor.
Aristotle Floating Rate Income Fund’s primary investment goal is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Floating Rate Income Fund acquired the assets and assumed the liabilities of Pacific Funds Floating Rate Income, a series of Pacific Funds Series Trust. Pacific Funds Floating Rate Income was the accounting and performance track record survivor.
Aristotle Growth Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and; (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Growth Equity Fund acquired the assets and assumed the liabilities of PF Growth Fund, a series of Pacific Funds Series Trust. PF Growth Fund was the accounting and performance track record survivor.
Aristotle High Yield Bond Fund’s primary investment goal is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle High Yield Bond Fund acquired the assets and assumed the liabilities of Pacific Funds High Income, a series of Pacific Funds Series Trust. Pacific Funds High Income was the accounting and performance track record survivor.
Aristotle International Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and; (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle International Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Aristotle International Equity Fund, a series of Investment Managers Series Trust. Aristotle International Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle International Equity Fund.
Aristotle Pacific EXclusive Fund Series H’s primary investment goal is to seek a high level of current income. The Fund offers a single class of shares, sold at net asset value without a sales charge. The Fund incepted on June 23, 2025.
Aristotle Pacific EXclusive Fund Series I’s primary investment goal is to seek total return, consisting of current income and capital appreciation. The Fund offers a single class of shares, sold at net asset value without a sales charge. The Fund incepted on June 23, 2025.

161

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
Aristotle Portfolio Optimization Aggressive Growth Fund’s primary investment goal is to seek high, long-term capital appreciation. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Aggressive Growth Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Aggressive-Growth, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Aggressive-Growth was the accounting and performance track record survivor.
Aristotle Portfolio Optimization Conservative Fund’s primary investment goal is to seek current income and preservation of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Conservative Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Conservative, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Conservative was the accounting and performance track record survivor.
Aristotle Portfolio Optimization Growth Fund’s primary investment goal is to seek moderately high, long-term capital appreciation with low, current income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Growth Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Growth, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Growth was the accounting and performance track record survivor.
Aristotle Portfolio Optimization Moderate Conservative Fund’s primary investment goal is to seek current income and moderate growth of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Moderate Conservative Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Moderate-Conservative, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Moderate-Conservative was the accounting and performance track record survivor.
Aristotle Portfolio Optimization Moderate Fund’s primary investment goal is to seek long-term growth of capital and low to moderate income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Moderate Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Moderate, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Moderate was the accounting and performance track record survivor.
Aristotle Short Duration Income Fund’s primary investment goal is to seek current income; capital appreciation is of secondary importance. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Short Duration Income Fund acquired the assets and assumed the liabilities of Pacific Funds Short Duration Income, a series of Pacific Funds Series Trust. Pacific Funds Short Duration Income was the accounting and performance track record survivor.
Aristotle Small Cap Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I, Class I-2 and Class R6 shares. Each class is distinguished by its applicable sales charges

162

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class I-2, and Class R6 shares are sold at net asset value without a sales charge. On April 17, 2023, Aristotle Small Cap Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Pacific Funds Small-Cap and Pacific Funds Small-Cap Value, both series of Pacific Funds Series Trust. In addition, effective October 23, 2023, Aristotle Small Cap Equity Fund II acquired the assets and assumed the liabilities of Aristotle Small Cap Equity Fund, a series of Investment Managers Series Trust. Aristotle Small Cap Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle Small Cap Equity Fund.
Aristotle Small/Mid Cap Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Small/Mid Cap Equity Fund acquired the assets and assumed the liabilities of Pacific Funds Small/Mid-Cap, a series of Pacific Funds Series Trust. Pacific Funds Small/Mid-Cap was the accounting and performance track record survivor.
Aristotle Strategic Income Fund’s primary investment goal is to seek a high level of current income. The Fund may also seek capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I- 2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Strategic Income Fund acquired the assets and assumed the liabilities of Pacific Funds Strategic Income, a series of Pacific Funds Series Trust. Pacific Funds Strategic Income was the accounting and performance track record survivor.
Aristotle Ultra Short Income Fund’s primary investment goal is to seek current income consistent with capital preservation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable level of distribution and/or service fees. Class A, Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Ultra Short Income Fund acquired the assets and assumed the liabilities of Pacific Funds Ultra Short Income, a series of Pacific Funds Series Trust. Pacific Funds Ultra Short Income was the accounting and performance track record survivor.
Aristotle Value Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I, Class I-2 and Class R6 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I, Class I-2 and Class R6 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle Value Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Aristotle Value Equity Fund, a series of Investment Managers Series Trust. Aristotle Value Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle Value Equity Fund.
Aristotle/Saul Global Equity Fund’s primary investment goal is to maximize long-term capital appreciation. The Fund offers only Class I-2 shares. Effective on October 23, 2023, Aristotle/Saul Global Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Aristotle/Saul Global Equity Fund, a series of Investment Managers Series Trust. Aristotle/Saul Global Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle/Saul Global Equity Fund.
NOTE 2 – ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

163

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
Valuation Policy. The Trust’s Board of Trustees (the “Board”) has adopted a Valuation Policy (the “Valuation Policy”) for determining the value of the investments of each Fund of the Trust. Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares reflects its net asset value (“NAV”), which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding. For the purpose of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data from various sources detailed in the Adviser’s valuation procedures. Additionally, the Board has designated AIS as the “valuation designee” for fair valuation determination pursuant to 1940 Act Rule 2a-5, as discussed below.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of the close of trading of the NYSE (typically 4:00 p.m. Eastern Time) on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of a NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.
The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the Valuation Policy as described below, which may be after the official closing time of the NYSE.
Investment Valuation. Investments for which market quotations are readily available are valued at market value. Investments in underlying funds that are open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. When a market quotation for a portfolio holding is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated AIS, as the valuation designee, to make fair value determinations in good faith.
In determining the fair value of a Fund’s portfolio holdings, AIS, pursuant to its valuation procedures, may consider inputs from pricing service providers, broker-dealers, or a Fund’s sub-adviser. Issuer-specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

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Domestic Equity Investments. Domestic equity investments (including exchange-traded funds) are generally valued using the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Foreign Equity Investments. Foreign equity investments are generally valued using the official closing price or the last reported sale price from the principal foreign exchanges. The Funds may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. With respect to foreign equity holdings (traded in a foreign market which closes prior to the NYSE close), the values determined in accordance with the above, may be modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service or other service approved by the AIS Valuation Oversight Committee (“VOC”), to the extent that such foreign fair values are available. Certain Funds may hold investments that are primarily listed on foreign exchanges.
Domestic and Foreign Debt Investments. Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using broker quotes, cost, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.
Investments in Mutual Funds. With respect to shares of the following: registered and unregistered investment companies (including series thereof, or underlying funds held by Funds that are “funds-of-funds”), the NAV per share of the acquired fund whose time of determination coincides with the time of valuation of the Fund, provided that the NAV is published daily or provided by agents of the acquired fund that the VOC believes to be reliable.
Foreign Forward Currency Contracts. Foreign forward currency contracts values are generally determined at the mean between the bid and offer forward rates. A forward foreign currency contract might be used to try to “lock in” the U.S. dollar price of the security. A position hedge is used to protect against a potential decline of the U.S. dollar against a foreign currency by buying a forward contract on that foreign currency for a fixed U.S. dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Manager believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated. Interpolated forward rates shall be used when the life of the contract is not the same as a life for which quotations are available.
Investment Values Determined by the Valuation Oversight Committee. The Adviser’s valuation procedures include methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the valuation procedures provides that the value of such investments may be determined in accordance with pre-approved fair valuation methodologies (“Pre-Approved Fair Valuation Methods”). These Pre-Approved Fair Valuation Methods may include, among others, amortized cost, intrinsic value, the use of broker dealer quotes, use of purchase price, use of merger or acquisition price, use of a reference instrument.
In the event pricing data from approved sources or Pre-Approved Fair Valuation Methods are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Oversight Committee Charter. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
Fair Value Measurements and Disclosure. The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the

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VOC determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of AIS, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the AIS valuation procedures periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following is a summary of the inputs used, as of September 30, 2025, in valuing the Funds’ assets carried at fair value:
Aristotle Core Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$55,416,791	$—	$55,416,791
U.S. Treasury Securities	—	40,224,109	—	40,224,109
Mortgage-Backed Securities	—	24,965,992	—	24,965,992
Collateralized Mortgage Obligations	—	15,606,576	—	15,606,576
Asset-Backed Securities	—	9,343,222	—	9,343,222
Collateralized Loan Obligations	—	1,881,446	—	1,881,446
Total Investments	$—	$147,438,136	$—	$147,438,136

Aristotle Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$545,897,851	$—	$—	$545,897,851
Real Estate Investment Trusts - Common	5,857,606	—	—	5,857,606
Total Investments	$551,755,457	$—	$—	$551,755,457

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Aristotle Core Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,314,779,624	$—	$1,314,779,624
U.S. Treasury Securities	—	734,633,609	—	734,633,609
Mortgage-Backed Securities	—	396,785,518	—	396,785,518
Bank Loans	—	247,953,851	—	247,953,851
Collateralized Mortgage Obligations	—	195,699,026	—	195,699,026
Asset-Backed Securities	—	153,810,504	—	153,810,504
Collateralized Loan Obligations	—	74,496,157	—	74,496,157
U.S. Government Agency Issues	—	12,093,308	—	12,093,308
Total Investments	$—	$3,130,251,597	$—	$3,130,251,597

Aristotle Floating Rate Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$3,538,785,990	$—	$3,538,785,990
Exchange Traded Funds	188,486,353	—	—	188,486,353
Corporate Bonds	—	152,775,001	—	152,775,001
Total Investments	$188,486,353	$3,691,560,991	$—	$3,880,047,344

Aristotle Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$214,948,067	$—	$—	$214,948,067
Real Estate Investment Trusts - Common	1,309,456	—	—	1,309,456
Total Investments	$216,257,523	$—	$—	$216,257,523

Aristotle High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$86,409,463	$—	$86,409,463
Bank Loans	—	6,669,477	—	6,669,477
Collateralized Loan Obligations	—	4,040,840	—	4,040,840
Common Stocks	216,762	—	—	216,762
Total Investments	$216,762	$97,119,780	$—	$97,336,542

Aristotle International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$534,755,679	$—	$—	$534,755,679
Total Investments	$534,755,679	$—	$—	$534,755,679

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September 30, 2025(Continued)
Aristotle Pacific EXclusive Fund Series H

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$3,712,807	$—	$3,712,807
Corporate Bonds	—	1,407,707	—	1,407,707
Total Investments	$—	$5,120,514	$—	$5,120,514

Aristotle Pacific EXclusive Fund Series I

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$1,548,588	$—	$1,548,588
Collateralized Mortgage Obligations	—	703,835	—	703,835
Collateralized Loan Obligations	—	482,909	—	482,909
Corporate Bonds	—	419,371	—	419,371
Total Investments	$—	$3,154,703	$—	$3,154,703

Aristotle Portfolio Optimization Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$143,047,568	$—	$—	$143,047,568
Affiliated Open-End Funds	140,405,442	—	—	140,405,442
Total Investments	$283,453,010	$—	$—	$283,453,010

Aristotle Portfolio Optimization Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$97,018,125	$—	$—	$97,018,125
Exchange Traded Funds	28,016,913	—	—	28,016,913
Total Investments	$125,035,038	$—	$—	$125,035,038

Aristotle Portfolio Optimization Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$373,745,455	$—	$—	$373,745,455
Exchange Traded Funds	280,430,954	—	—	280,430,954
Total Investments	$654,176,409	$—	$—	$654,176,409

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Aristotle Portfolio Optimization Moderate Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$479,048,318	$—	$—	$479,048,318
Exchange Traded Funds	212,704,976	—	—	212,704,976
Total Investments	$691,753,294	$—	$—	$691,753,294

Aristotle Portfolio Optimization Moderate Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$140,190,805	$—	$—	$140,190,805
Exchange Traded Funds	50,357,352	—	—	50,357,352
Total Investments	$190,548,157	$—	$—	$190,548,157

Aristotle Short Duration Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$531,309,595	$—	$531,309,595
Asset-Backed Securities	—	128,923,241	—	128,923,241
U.S. Treasury Securities	—	122,187,265	—	122,187,265
Collateralized Loan Obligations	—	83,453,338	—	83,453,338
Bank Loans	—	79,525,968	—	79,525,968
Collateralized Mortgage Obligations	—	48,396,371	—	48,396,371
Total Investments	$—	$993,795,778	$—	$993,795,778

Aristotle Small Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$129,449,004	$—	$—	$129,449,004
Real Estate Investment Trusts - Common	8,635,874	—	—	8,635,874
Exchange Traded Funds	1,596,068	—	—	1,596,068
Total Investments	$139,680,946	$—	$—	$139,680,946

Aristotle Small/Mid Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,480,030	$—	$—	$26,480,030
Real Estate Investment Trusts - Common	1,613,677	—	—	1,613,677
Closed-End Funds	233,754	—	—	233,754
Total Investments	$28,327,461	$—	$—	$28,327,461

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Aristotle Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$2,950,414,845	$—	$2,950,414,845
Bank Loans	—	594,064,212	—	594,064,212
U.S. Treasury Securities	—	166,192,080	—	166,192,080
Collateralized Loan Obligations	—	147,963,325	—	147,963,325
Collateralized Mortgage Obligations	—	90,255,544	—	90,255,544
Mortgage-Backed Securities	—	37,905,645	—	37,905,645
Asset-Backed Securities	—	1,268,108	—	1,268,108
Total Investments	$—	$3,988,063,759	$—	$3,988,063,759

Aristotle Ultra Short Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$18,577,263	$—	$18,577,263
Asset-Backed Securities	—	5,075,769	—	5,075,769
Collateralized Loan Obligations	—	2,971,229	—	2,971,229
Bank Loans	—	570,331	—	570,331
Total Investments	$—	$27,194,592	$—	$27,194,592

Aristotle Value Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$540,142,865	$—	$—	$540,142,865
Real Estate Investment Trusts - Common	7,192,950	—	—	7,192,950
Total Investments	$547,335,815	$—	$—	$547,335,815

Aristotle/Saul Global Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,292,066	$—	$—	$ 29,292,066
Preferred Stocks	700,417	—	—	700,417
Total Investments	$29,992,483	$—	$—	$29,992,483

Bank Loans. Floating rate bank loan notes (“Bank Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Bank Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.

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The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended September 30, 2025, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Aristotle Core Income Fund	$623,448	$622,167	$(575)
Aristotle Floating Rate Income Fund	3,402,453	3,405,166	9,281
Aristotle Strategic Income Fund	1,500,172	1,497,090	(3,083)

Investment Transactions, Investment Income and Expenses. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and interest, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
Federal Income Taxes. Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders. Each Fund intends to distribute substantially all of its net investment income, as described in the schedule below, and distribute realized capital gains, if any, to shareholders at least annually, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders.
•	Portfolio Optimization and Equity Funds - dividends, if any, are generally declared and paid annually.
•	Core Bond Fund, Core Income Fund, High Yield Bond Fund, Short Duration Income Fund and Strategic Income Fund - dividends, if any, are generally declared and paid monthly.
•	Floating Rate Income Fund, Pacific EXclusive Fund Series H, Pacific EXclusive Fund Series I and Ultra Short Income Fund - dividends, if any, are generally declared daily and paid monthly.
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

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NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the period ended September 30, 2025 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Annual Investment Advisory Fee Rate (as a percentage of average daily net assets)
Aristotle Core Bond Fund	0.35%
Aristotle Core Equity Fund	0.50%
Aristotle Core Income Fund	0.40%
Aristotle Floating Rate Income Fund	0.55%
Aristotle Growth Equity Fund	0.55%
Aristotle High Yield Bond Fund	0.50%
Aristotle International Equity Fund	0.60%
Aristotle Pacific EXclusive Fund Series H	0.00%
Aristotle Pacific EXclusive Fund Series I	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund	0.20%
Aristotle Portfolio Optimization Conservative Fund	0.20%
Aristotle Portfolio Optimization Growth Fund	0.20%
Aristotle Portfolio Optimization Moderate Conservative Fund	0.20%
Aristotle Portfolio Optimization Moderate Fund	0.20%
Aristotle Short Duration Income Fund	0.25%
Aristotle Small Cap Equity Fund	0.65%
Aristotle Small/Mid Cap Equity Fund	0.65%
Aristotle Strategic Income Fund	0.50%
Aristotle Ultra Short Income Fund	0.25%
Aristotle Value Equity Fund	0.55%
Aristotle/Saul Global Equity Fund	0.60%

The Adviser engages the following sub-advisers to manage the Funds (each a “Sub-Adviser” and collectively the “Sub-Advisers”). The Adviser pays the Sub Advisers from its advisory fees.
Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”)
Aristotle Atlantic, located at 50 Central Avenue, Suite 750, Sarasota, Florida 34236, acts as sub-adviser to Aristotle Core Equity Fund and Aristotle Growth Equity Fund.
Aristotle Capital Boston, LLC (“Aristotle Boston”)
Aristotle Boston, located at One Federal Street, 36th Floor, Boston, Massachusetts 02110, acts as sub-adviser to Aristotle Small Cap Equity Fund and Aristotle Small/Mid Cap Equity Fund.
Aristotle Capital Management, LLC (“Aristotle Capital”)
Aristotle Capital, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, acts as sub-adviser to Aristotle International Equity Fund, Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund.
Aristotle Pacific Capital, LLC (“Aristotle Pacific”)
Aristotle Pacific, located at 840 Newport Center Drive, Suite 700, Newport Beach, California 92660, acts as sub-adviser to Aristotle Core Bond Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle

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High Yield Bond Fund, Aristotle Pacific EXclusive Fund Series H, Aristotle Pacific EXclusive Fund Series I, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund and Aristotle Ultra Short Income Fund.
Pacific Life Fund Advisors LLC (“PLFA”)
PLFA, located at 700 Newport Center Drive, Newport Beach, California 92660, acts as sub-adviser to Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund and Aristotle Portfolio Optimization Moderate Fund.
The total advisory fee amounts paid to AIS for the period ending September 30, 2025 can be referenced on the Statements of Operations of the Funds.
AIS in its capacity as the Funds’ administrator (the “Administrator”), performs certain administrative services for each of the Funds pursuant to a supervision and administration agreement (as amended and restated from time to time, the “Supervision and Administration Agreement”) with the Trust. Pursuant to the Supervision and Administration Agreement, the Administrator provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. The Administrator receives a supervision and administration fee in return for its services. The supervision and administration services provided by the Administrator include, among others, (i) shareholder services, including the preparation of shareholder reports and the maintenance of a shareholder call center; (ii) regulatory compliance, such as report filings with the SEC and state or other regulatory authorities; and (iii) general supervision and coordination of matters relating to the operation of the Funds, including coordination of the services performed by the Funds’ advisers, custodian, transfer agent, dividend disbursing agent, recordkeeping agent, legal counsel, independent public accountants and others. The Administrator pays for and furnishes the office space and equipment necessary to carry out the Funds’ business and pays the compensation of the Trust’s officers and employees. In addition, the Administrator is responsible for arranging the services and bearing the expenses of the Trust’s service providers, including, among others, legal, audit, transfer agency, and recordkeeping services. The Administrator is also responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders.
The supervision and administration fee for each class of each Fund is paid at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Core Bond Fund
Class I	0.13%
Class I-2	0.13%
Aristotle Core Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle Core Income Fund
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle Floating Rate Income Fund
Class A	0.20%
Class C	0.20%
Class I	0.12%
Class I-2	0.20%

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Fund	Supervision and Administration Fee
Aristotle Growth Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle High Yield Bond Fund
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle International Equity Fund
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
Aristotle Pacific EXclusive Fund Series H	0.00%
Aristotle Pacific EXclusive Fund Series I	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Short Duration Income Fund
Class A	0.25%
Class C	0.25%
Class I	0.14%
Class I-2	0.24%
Aristotle Small Cap Equity Fund
Class A	0.25%
Class C	0.25%
Class I	0.25%
Class R6	0.20%
Class I-2	0.25%

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Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)

Fund	Supervision and Administration Fee
Aristotle Small/Mid Cap Equity Fund
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class I-2	0.25%
Aristotle Strategic Income Fund
Class A	0.19%
Class C	0.19%
Class I	0.09%
Class I-2	0.19%
Aristotle Ultra Short Income Fund
Class A	0.07%
Class I	0.07%
Class I-2	0.07%
Aristotle Value Equity Fund
Class A	0.14%
Class I	0.14%
Class I-2	0.14%
Class R6	0.06%
Aristotle/Saul Global Equity Fund
Class I-2	0.18%

The total supervision and administration fee amounts paid to AIS for the period ending September 30, 2025 can be referenced on the Statements of Operations of the Funds.
AIS has contractually agreed that to the extent that the aggregate expenses (the “Expenses”) incurred by a Fund, including but not limited to organizational and offering costs and the fees (but excluding acquired fund fees and expenses, interest, fees associated with any credit facility, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), with the exception of the Aristotle Portfolio Optimization Funds, for which acquired fund fees and expenses are also included within the Total Limit On Annual Operating Expenses specified below, exceed on an annual basis such amounts specified below, AIS shall waive its fees under either or both of the Supervision and Administration Agreement and Advisory Agreement in an amount equal to such excess amount, or in the case of Aristotle Pacific EXclusive Fund Series H and Aristotle Pacific EXclusive Fund Series I, to bear other expenses of or make payments to each Fund, so that the Expenses incurred by a Fund in any fiscal year do not exceed the expense limit. Waived expenses through August 1, 2025, are not subject to future recoupment. AIS may recoup waived fees after August 1, 2025, under certain circumstances, for all Funds and share classes, except for Aristotle Small Cap Equity Fund Class I and Class I-2 shares, and for all share classes of Aristotle International Equity Fund, Aristotle Value Equity Fund, Aristotle/Saul Global

175

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
Equity Fund and Aristotle Core Equity Fund, for which fees waived after August 1, 2026 are recoupable. Expenses paid or reimbursements made by AIS to Aristotle Pacific EXclusive Fund Series H and Aristotle Pacific EXclusive Fund Series I are not recoupable.

Fund	Agreement Expires	Total Limit on Annual Operating Expenses†
		Class A	Class C	Class I	Class I-2	Class R6 / Total Fund
Aristotle Core Bond Fund	July 31, 2028	—	—	0.48%	0.48%	—
Aristotle Core Equity Fund	July 31, 2028	—	—	0.65%	0.65%	—
Aristotle Core Income Fund	July 31, 2028	0.85%	1.60%	0.45%	0.55%	—
Aristotle Floating Rate Income Fund	July 31, 2028	1.02%	1.77%	0.72%	0.77%	—
Aristotle Growth Equity Fund	July 31, 2028	—	—	0.70%	—	—
Aristotle High Yield Bond Fund	July 31, 2028	0.95%	1.70%	0.55%	0.65%	—
Aristotle International Equity Fund	July 31, 2028	—	—	0.78%	0.78%	—
Aristotle Pacific EXclusive Fund Series H	Never	—	—	—	—	0.00%
Aristotle Pacific EXclusive Fund Series I	Never	—	—	—	—	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund	July 31, 2028	1.26%	2.01%	—	1.01%	—
Aristotle Portfolio Optimization Conservative Fund	July 31, 2028	1.22%	1.97%	—	0.97%	—
Aristotle Portfolio Optimization Growth Fund	July 31, 2028	1.25%	2.00%	—	1.00%	—
Aristotle Portfolio Optimization Moderate Conservative Fund	July 31, 2028	1.22%	1.97%	—	0.97%	—
Aristotle Portfolio Optimization Moderate Fund	July 31, 2028	1.23%	1.98%	—	0.98%	—
Aristotle Short Duration Income Fund	July 31, 2028	0.75%	1.50%	0.39%	0.49%	—
Aristotle Small Cap Equity Fund	July 31, 2028	1.20%	1.95%	0.90%	0.90%	0.85%
Aristotle Small/Mid Cap Equity Fund	July 31, 2028	1.20%	1.95%	0.85%	0.95%	—
Aristotle Strategic Income Fund	July 31, 2028	0.94%	1.69%	0.59%	0.69%	—
Aristotle Ultra Short Income Fund	July 31, 2028	0.57%	—	0.32%	0.32%	—
Aristotle Value Equity Fund	July 31, 2028	—	—	0.69%	0.69%	0.61%
Aristotle/Saul Global Equity Fund	July 31, 2028	—	—	—	0.78%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
The total expense reimbursement amounts paid by AIS for the period ended September 30, 2025 can be referenced on the Statements of Operations of the Funds.
NOTE 4 – FEDERAL INCOME TAX INFORMATION
Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2025, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.
Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences

176

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
between financial reporting and tax reporting be reclassified between various components of net assets. The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.
Accumulated capital losses represent net capital loss carryovers as of March 31, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2025 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2025, as applicable:

Fund	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2025
	Short Term	Long Term
Aristotle Core Bond Fund	$(495,717)	$(2,022,498)	$(2,518,215)	$—
Aristotle Core Equity Fund	—	—	—	—
Aristotle Core Income Fund	(18,607,327)	(51,861,599)	(70,468,926)	—
Aristotle Floating Rate Income Fund	(51,085,422)	(241,299,598)	(292,385,020)	—
Aristotle Growth Equity Fund	—	—	—	—
Aristotle High Yield Bond Fund	(4,367,077)	(15,729,025)	(20,096,102)	—
Aristotle International Equity Fund	(2,435,529)	(4,798,478)	(7,234,007)	(8,995,498)
Aristotle Portfolio Optimization Aggressive Growth Fund	—	—	—	(16,833,610)
Aristotle Portfolio Optimization Conservative Fund	(1,759,004)	(10,458,855)	(12,217,859)	(5,397,285)
Aristotle Portfolio Optimization Growth Fund	—	—	—	(30,089,010)
Aristotle Portfolio Optimization Moderate Conservative Fund	(2,553,239)	(10,190,833)	(12,744,072)	(11,130,914)
Aristotle Portfolio Optimization Moderate Fund	—	—	—	(39,844,393)
Aristotle Short Duration Income Fund	(4,962,106)	(19,473,582)	(24,435,688)	—
Aristotle Small Cap Equity Fund	—	—	—	(1,323,414)
Aristotle Small/Mid Cap Equity Fund	—	—	—	—
Aristotle Strategic Income Fund	(6,895,829)	(97,752,381)	(104,648,210)	—
Aristotle Ultra Short Income Fund	(15,930)	(16,374)	(32,304)	(140,070)
Aristotle Value Equity Fund	—	—	—	(3,940,950)
Aristotle/Saul Global Equity Fund	—	—	—	—

Additionally, at March 31, 2025, the Funds deferred no post-October or late-year losses.
A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

177

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
At March 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund
Cost of Portfolio	$ 39,844,141	$ 371,726,048	$ 3,154,009,036	$ 4,185,206,475	$ 169,431,264
Gross Unrealized Appreciation	194,164	137,673,974	24,496,372	18,660,880	70,109,427
Gross Unrealized Depreciation	(1,292,252)	(21,623,258)	(72,771,731)	(37,929,352)	(7,937,398)
Net Unrealized Appreciation/ (Depreciation)	(1,098,088)	116,050,716	(48,275,359)	(19,268,472)	62,172,029
Undistributed Ordinary Income	1,808	291,723	1,390,573	5,628,436	—
Undistributed Long-Term Capital Gains	—	5,503,476	—	—	23,370,088
Other Accumulated Gains/(Losses)	(2,518,215)	—	(71,675,485)	(297,033,130)	—
Total Distributable Earnings/(Loss)	(3,614,495)	121,845,915	(118,560,271)	(310,673,166)	85,542,117

Fund	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Portfolio Optimization Aggressive Growth Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund
Cost of Portfolio	$109,272,310	$438,909,959	$237,196,915	$125,784,789	$565,699,870
Gross Unrealized Appreciation	1,255,034	144,073,506	22,998,889	3,692,423	43,883,902
Gross Unrealized Depreciation	(2,877,994)	(40,861,264)	(5,855,628)	(1,615,301)	(9,913,233)
Gross Unrealized Depreciation on Foreign Currencies	—	(10,360)	—	—	—
Net Unrealized Appreciation/ (Depreciation)	(1,622,960)	103,201,882	17,143,261	2,077,122	33,970,669
Undistributed Ordinary Income	2,640	738,673	4,010,053	4,606,226	12,081,871
Undistributed Long-Term Capital Gains	—	—	9,145,754	—	28,461,862
Other Accumulated Gains/ (Losses)	(20,096,943)	(7,234,007)	(5)	(12,217,870)	—
Total Distributable Earnings/ (Loss)	(21,717,263)	96,706,548	30,299,063	(5,534,522)	74,514,402

178

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)

Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund
Cost of Portfolio	$181,626,484	$626,015,582	$888,218,993	$118,514,968	$31,344,294
Gross Unrealized Appreciation	8,010,301	42,657,480	7,105,503	47,749,668	7,032,278
Gross Unrealized Depreciation	(2,789,846)	(11,309,551)	(3,419,646)	(22,026,224)	(4,366,951)
Gross Unrealized Depreciation on Foreign Currencies	—	—	—	—	—
Net Unrealized Appreciation/ (Depreciation)	5,220,455	31,347,929	3,685,857	25,723,444	2,665,327
Undistributed Ordinary Income	5,599,864	14,028,350	165,467	—	174,350
Undistributed Long-Term Capital Gains	—	14,714,355	—	2,004,381	2,445,449
Other Accumulated Gains/ (Losses)	(12,744,072)	—	(24,554,551)	—	—
Total Distributable Earnings/ (Loss)	(1,923,753)	60,090,634	(20,703,227)	27,727,825	5,285,126

Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund	Aristotle/Saul Global Equity Fund
Cost of Portfolio	$3,646,400,379	$44,652,058	$397,470,335	$20,036,598
Gross Unrealized Appreciation	37,779,761	158,160	166,334,160	11,688,659
Gross Unrealized Depreciation	(65,812,716)	(58,684)	(10,313,073)	(1,412,910)
Gross Unrealized Depreciation on Foreign Currencies	—	—	—	(4,185)
Net Unrealized Appreciation/(Depreciation)	(28,032,955)	99,476	156,021,087	10,271,564
Undistributed Ordinary Income	2,418,757	97,496	3,140,601	161,416
Undistributed Long-Term Capital Gains	—	—	15,790,062	1,325,889
Other Accumulated Gains/(Losses)	(106,820,229)	(32,304)	—	—
Total Distributable Earnings/(Loss)	(132,434,427)	164,668	174,951,750	11,758,869

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2022.

179

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
TAX CHARACTER OF DISTRIBUTIONS
The tax character of income and capital gains distributions to shareholders during the and the fiscal years ended March 31, 2025, March 31, 2024 and December 31, 2023 were as follows:

	For the Year Ended March 31, 2025			For the Year Ended March 31, 2024			For the Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Core Equity Fund	$1,092,258	$9,067,677	$10,159,935	$ —	$ —	$ —	$2,089,883	$—	$2,089,883
Aristotle International Equity Fund	9,169,090	—	9,169,090	—	—	—	7,188,659	—	7,188,659
Aristotle Small Cap Equity Fund	665,600	1,446,935	2,112,535	—	—	—	1,098,665	669,428	1,768,093
Aristotle/Saul Global Equity Fund	552,132	9,512,155	10,064,287	—	—	—	706,709	2,936,281	3,642,990
Aristotle Value Equity Fund	10,026,648	11,150,433	21,177,081	—	—	—	7,885,115	—	7,885,115

The tax character of income and capital gains distributions to shareholders during the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	For the Year Ended March 31, 2025			For the Year Ended March 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Core Bond Fund	$973,681	$—	$973,681	$877,868	$—	$877,868
Aristotle Core Income Fund	140,400,534	—	140,400,534	78,725,495	—	78,725,495
Aristotle Floating Rate Income Fund	332,621,616	—	332,621,616	329,162,269	—	329,162,269
Aristotle Growth Equity Fund	733,053	23,763,207	24,496,260	161,601	37,839,036	38,000,637
Aristotle High Yield Bond Fund	6,588,568	—	6,588,568	5,317,141	—	5,317,141
Aristotle Portfolio Optimization Aggressive Growth Fund	5,622,857	—	5,622,857	1,212,212	3,245,439	4,457,651
Aristotle Portfolio Optimization Conservative Fund	5,351,975	—	5,351,975	4,932,819	—	4,932,819
Aristotle Portfolio Optimization Growth Fund	16,742,589	—	16,742,589	6,481,877	2,104,118	8,585,995
Aristotle Portfolio Optimization Moderate Conservative Fund	6,980,538	—	6,980,538	5,591,090	—	5,591,090
Aristotle Portfolio Optimization Moderate Fund	20,301,661	—	20,301,661	12,160,730	—	12,160,730
Aristotle Short Duration Income Fund	42,851,568	—	42,851,568	44,904,494	—	44,904,494
Aristotle Small/Mid Cap Equity Fund	331,867	3,064,466	3,396,333	708,745	17,363,830	18,072,575
Aristotle Strategic Income Fund	193,146,733	—	193,146,733	108,752,164	—	108,752,164
Aristotle Ultra Short Income Fund	2,142,414	—	2,142,414	2,881,216	—	2,881,216

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
NOTE 5 – DISTRIBUTION AND SERVICE PLAN
Class A shares and Class C shares have adopted a Distribution and Service Plan in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act. For the period ended September 30, 2025, distribution and service fees incurred are disclosed on the Statements of Operations. The Plan provides for the payment of distribution and service fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and up to 1.00% of average daily net assets attributable to Class C shares.

180

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
NOTE 6 – INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties of the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
NOTE 7 – FUND OF FUNDS
Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund and Aristotle Portfolio Optimization Aggressive Growth Fund each operate as a “fund of funds,” by investing in a combination of underlying funds, including Funds that are actively managed by an affiliate of AIS and unaffiliated exchange-traded funds (“ETFs”) (the “Underlying Funds”). The allocation of the Funds’ assets between underlying funds sub-advised by an affiliate of AIS and unaffiliated ETFs will vary over time, although PLFA currently expects to invest, under normal circumstances, between 40% and 90% of each Fund’s assets in Underlying Funds sub-advised by an affiliate of AIS. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges below. AIS believes that investing in Underlying Funds provides each Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund , you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund may buy Underlying Funds managed by AIS or its affiliates, which in turn, invest in various securities, including ETFs. Each Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

Broad Asset Class Allocation
	Debt	Equity
Aristotle Portfolio Optimization Aggressive Growth Fund	0-15%	85-100%
Aristotle Portfolio Optimization Conservative Fund	70-85%	15-30%
Aristotle Portfolio Optimization Growth Fund	15-30%	70-85%
Aristotle Portfolio Optimization Moderate Conservative Fund	50-70%	30-50%
Aristotle Portfolio Optimization Moderate Fund	30-50%	50-70%

Aristotle Portfolio Optimization Aggressive Growth Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

181

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$—	$1,417,048	$(2,260)	$(6)	$(3,185)	$1,411,597	$5,299	$—	159,864
Aristotle Core Equity Fund - Class I	58,203,217	1,329,320	(12,294,748)	324,008	12,009,367	59,571,164	—	—	3,634,604
Aristotle Floating Rate Income Fund - Class I	1,301,955	271,709	(165,513)	(1,706)	10,971	1,417,416	48,785	—	150,309
Aristotle Growth Equity Fund - Class I	42,784,362	235,411	(13,523,899)	2,120,966	8,224,986	39,841,826	—	—	2,252,223
Aristotle High Yield Bond Fund - Class I	6,408,321	3,664,852	(3,135,127)	(83,639)	189,032	7,043,439	186,540	—	753,309
Aristotle International Equity Fund - Class I	27,847,254	3,362,778	(8,994,212)	891,969	2,369,190	25,476,979	—	—	1,984,188
Aristotle Short Duration Income Fund - Class I	—	8,192,177	(2,576,705)	(3,417)	30,966	5,643,021	112,346	—	548,932
	$136,545,109	$18,473,295	$(40,692,464)	$3,248,175	$22,831,327	$140,405,442	$352,970	$ —	9,483,429.0

Aristotle Portfolio Optimization Conservative Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$10,418,844	$15,340,885	$(3,091,678)	$(13,249)	$311,650	$22,966,452	$457,566	$ —	2,600,957
Aristotle Core Equity Fund - Class I	7,961,246	271,552	(1,903,418)	(9,299)	1,630,941	7,951,022	—	—	485,114
Aristotle Core Income Fund - Class I	51,156,080	1,809,219	(19,617,052)	(128,727)	592,395	33,811,915	893,869	—	3,453,720
Aristotle Floating Rate Income Fund - Class I	4,508,199	284,444	(1,670,504)	(27,199)	42,640	3,137,580	122,199	—	332,723
Aristotle Growth Equity Fund - Class I	6,052,589	34,359	(3,765,712)	697,928	554,925	3,574,089	—	—	202,040
Aristotle High Yield Bond Fund - Class I	8,280,997	5,181,911	(1,262,096)	(10,850)	277,746	12,467,708	353,658	—	1,333,445
Aristotle International Equity Fund - Class I	—	2,543,186	(1,490,783)	93,779	97,863	1,244,045	—	—	96,888
Aristotle Short Duration Income Fund - Class I	13,502,652	3,315,022	(5,039,302)	36,721	50,221	11,865,314	287,158	—	1,154,213
	$101,880,607	$28,780,578	$(37,840,545)	$639,104	$3,558,381	$97,018,125	$2,114,450	$—	9,659,100

182

Aristotle Funds Series Trust
Notes to Financial Statements
September 30, 2025(Continued)
Aristotle Portfolio Optimization Growth Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$—	$29,377,065	$(2,121,984)	$(2,985)	$402,907	$27,655,003	$485,984	$ —	3,131,937
Aristotle Core Equity Fund - Class I	114,756,082	2,820,598	(15,385,494)	(121,494)	24,512,916	126,582,608	—	—	7,723,161
Aristotle Core Income Fund - Class I	57,489,314	7,815,146	(25,224,376)	(175,715)	751,130	40,655,499	1,010,368	—	4,152,758
Aristotle Floating Rate Income Fund - Class I	9,121,231	425,549	(6,290,361)	(87,484)	102,213	3,271,148	175,133	—	346,887
Aristotle Growth Equity Fund - Class I	87,604,328	414,698	(33,227,793)	4,597,477	15,083,078	74,471,788	—	—	4,209,824
Aristotle High Yield Bond Fund - Class I	24,052,865	2,892,611	(7,912,692)	(256,010)	719,474	19,496,248	659,019	—	2,085,160
Aristotle International Equity Fund - Class I	59,363,633	3,856,943	(23,798,712)	4,412,767	1,966,704	45,801,335	—	—	3,567,082
Aristotle Short Duration Income Fund - Class I	3,035,448	35,407,346	(2,841,545)	2,927	207,650	35,811,826	667,667	—	3,483,641
	$355,422,901	$83,009,956	$(116,802,957)	$8,369,483	$43,746,072	$373,745,455	$2,998,171	$—	28,700,450

Aristotle Portfolio Optimization Moderate Conservative Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

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	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$3,771,733	$26,403,747	$(2,454,050)	$(174)	$391,507	$28,112,763	$524,285	$ —	3,183,778
Aristotle Core Equity Fund - Class I	17,171,996	6,796,088	(2,697,479)	35,039	4,186,650	25,492,294	—	—	1,555,357
Aristotle Core Income Fund - Class I	63,784,244	3,937,108	(29,973,920)	(126,671)	720,777	38,341,538	1,076,858	—	3,916,398
Aristotle Floating Rate Income Fund - Class I	5,654,825	275,998	(3,087,047)	(35,665)	56,768	2,864,879	137,029	—	303,805
Aristotle Growth Equity Fund - Class I	13,432,833	20,652	(6,899,904)	1,014,171	1,704,690	9,272,442	—	—	524,163
Aristotle High Yield Bond Fund - Class I	13,049,257	3,142,062	(1,373,065)	(9,776)	372,010	15,180,488	464,284	—	1,623,582
Aristotle International Equity Fund - Class I	9,202,502	3,739,770	(6,651,100)	830,192	499,882	7,621,246	—	—	593,555
Aristotle Short Duration Income Fund - Class I	9,408,744	5,638,754	(1,841,683)	4,416	94,924	13,305,155	291,903	—	1,294,276
	$135,476,134	$49,954,179	$(54,978,248)	$1,711,532	$8,027,208	$140,190,805	$2,494,359	$—	12,994,914

Aristotle Portfolio Optimization Moderate Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$—	$66,450,636	$(5,348,785)	$(7,232)	$871,543	$61,966,162	$1,111,927	$ —	7,017,685
Aristotle Core Equity Fund - Class I	101,694,777	12,348,871	(14,348,390)	(45,647)	22,783,908	122,433,519	—	—	7,470,013
Aristotle Core Income Fund - Class I	142,224,176	12,095,350	(62,676,942)	(433,723)	1,708,878	92,917,739	2,384,946	—	9,491,087
Aristotle Floating Rate Income Fund - Class I	16,618,455	771,009	(10,515,670)	(124,741)	173,608	6,922,661	358,750	—	734,110
Aristotle Growth Equity Fund - Class I	81,696,566	11,330,651	(25,106,326)	2,018,439	18,047,566	87,986,896	—	—	4,973,821
Aristotle High Yield Bond Fund - Class I	36,153,422	5,244,615	(17,931,898)	(102,033)	713,046	24,077,152	841,292	—	2,575,097
Aristotle International Equity Fund - Class I	45,426,322	93,741	(22,930,304)	4,696,206	347,923	27,633,888	—	—	2,152,172
Aristotle Short Duration Income Fund - Class I	33,178,830	29,100,286	(7,576,698)	23,970	383,913	55,110,301	1,192,505	—	5,360,924
	$456,992,548	$137,435,159	$(166,435,013)	$6,025,239	$45,030,385	$479,048,318	$5,889,420	$—	39,774,909

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NOTE 8 – RESTRICTED AND ILLIQUID SECURITIES
No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. AIS, with the assistance of the Sub-Advisers and/or pricing services, will determine the value of such securities in good faith pursuant to its fair valuation procedures. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity risk management program adopted pursuant to Rule 22e-4 under the 1940 Act.
NOTE 9 – FOREIGN SECURITIES
For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a Fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Adviser’s valuation procedures.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.
The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.
NOTE 10 – INVESTMENT TRANSACTIONS
For the period ended September 30, 2025, purchases and sales of investments, excluding U.S. government securities, were as follows:

	Purchases	Sales
Aristotle Core Bond Fund	$101,881,906	$19,598,870
Aristotle Core Income Fund	835,188,550	803,613,692
Aristotle Floating Rate Income Fund	3,255,619,488	3,519,499,169

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	Purchases	Sales
Aristotle High Yield Bond Fund	$35,150,463	$48,015,856
Aristotle Short Duration Income Fund	384,998,784	284,682,215
Aristotle Strategic Income Fund	1,331,278,922	1,142,606,739
Aristotle Ultra Short Income Fund	10,430,817	26,212,756
Aristotle Core Equity Fund	41,724,475	84,044,984
Aristotle Growth Equity Fund	19,952,276	90,118,512
Aristotle International Equity Fund	24,697,762	89,751,173
Aristotle Small Cap Equity Fund	17,180,395	28,565,939
Aristotle Small/Mid Cap Equity Fund	3,892,305	11,430,507
Aristotle/Saul Global Equity Fund	1,304,188	5,554,961
Aristotle Value Equity Fund	35,589,286	85,996,831
Aristotle Portfolio Optimization Aggressive Growth Fund	50,861,178	65,500,758
Aristotle Portfolio Optimization Conservative Fund	37,127,936	46,621,572
Aristotle Portfolio Optimization Growth Fund	130,247,429	160,565,457
Aristotle Portfolio Optimization Moderate Conservative Fund	63,652,881	75,038,716
Aristotle Portfolio Optimization Moderate Fund	170,703,084	212,187,260
Aristotle Pacific EXclusive Funds Series H	5,652,302	351,263
Aristotle Pacific EXclusive Funds Series I	3,671,946	538,166

For the period ended September 30, 2025, purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales
Aristotle Core Bond Fund	$114,426,936	$90,020,563
Aristotle Core Income Fund	196,030,563	251,824,461
Aristotle Short Duration Income Fund	77,470,584	90,137,316
Aristotle Strategic Income Fund	127,173,535	41,038,379

NOTE 11 – SERVICE, CUSTODY, AND LINE OF CREDIT AGREEMENTS
The Funds have entered into service agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, sub-administrative, accounting and custody services. The Funds have established an uncommitted line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral, for all Funds except Aristotle Floating Rate Income Fund. Advances under the uncommitted LoC are limited to the lesser of the facility amount of $400 million, 20% of the borrowing Fund’s market value, or 33 1/3% of the borrowing Fund’s unencumbered assets. The uncommitted LoC has drawn pricing of the Prime Rate minus 1%.
Aristotle Floating Rate Income Fund has established a committed LoC with USB, as the lead arranger and administrative agent, to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Fund’s portfolio as collateral. Advances under the committed line of credit facility are limited to $225 million. The committed line of credit has drawn pricing of the overnight rate + 120 basis points (“bps”) (10 bp credit spread adjustment) and a commitment fee of 30 basis points.
The aggregate outstanding principal balance of all loans and other borrowings shall not exceed:
•	The maximum amount permitted to be borrowed by a Fund (the “Borrower”) under the Borrower’s fundamental policies and operating policies
•
The maximum amount permitted to be lent to the Borrower under the intercreditor agreement and in conformity with applicable law and with the regulations of the Board of Governors of the Federal Reserve System.

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•	20% (or such lower percentage as may be stated in the Borrower’s offering documents) of the Adjusted Total Net Assets of the Borrower.
During the period from April 1, 2025 to September 30, 2025, the Funds did not borrow against the LoCs. As of September 30, 2025, no Funds had outstanding borrowings.
NOTE 12 – TRUSTEE COMPENSATION
For each fiscal year, each trustee who is not deemed to be an “interested person” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”) receives a retainer fee of $157,500. The Chairman of the Board receives additional compensation of $20,000. The chairs of the Audit Committee and Nominating and Fund Governance Committee receive additional compensation of $10,000 and $7,000, respectively. Along with this compensation, the Independent Trustees are reimbursed for expenses incurred in connection with attendance at quarterly meetings. The retainer fees and expense reimbursements are allocated proportionally to each Fund within the Trust based on net assets. No compensation is paid by the Trust to any of the Trust’s officers or the interested trustee.
NOTE 13 – SUBSEQUENT EVENTS EVALUATION
In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.
NOTE 14 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Aristotle Core Bond Fund	Aristotle Portfolio Optimization Moderate Fund	41.53%
Aristotle Core Equity Fund	Aristotle Portfolio Optimization Growth Fund	27.21%
Aristotle Core Equity Fund	Aristotle Portfolio Optimization Moderate Fund	26.31%
Aristotle Growth Equity Fund	Aristotle Portfolio Optimization Moderate Fund	40.09%
Aristotle Growth Equity Fund	Aristotle Portfolio Optimization Growth Fund	33.95%
Aristotle International Equity Fund	National Finance Services LLC	26.88%
Aristotle Pacific EXclusive Fund Series H	Aristotle Capital Management	88.65%
Aristotle Pacific EXclusive Fund Series I	Aristotle Capital Management	76.98%
Aristotle Small Cap Equity Fund	National Financial Services LLC	38.17%
Aristotle Small/Mid Cap Equity Fund	Charles Schwab	27.71%
Aristotle Ultra Short Income Fund	Charles Schwab	27.88%

Accounting Standards Update
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds.  Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the chief executive officer, chief financial officer and chief operating officer of AIS, who serves as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
Principal Risks
The following provides information about the principal risks of the Funds, in alphabetical order, identified in the Funds’ prospectus.

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Notes to Financial Statements
September 30, 2025(Continued)
Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. A portfolio manager’s investment strategies are also discretionary and there can be no assurance that their investment strategies will be advantageous for a Fund. From time to time, the activities of a portfolio manager’s firm (and/or its affiliates) may be limited because of regulatory restrictions and/or their own internal policies or market, liquidity or other issues which may limit the investment opportunities for a Fund managed by such firm. Investments held for cash management or temporary defensive investing purposes can fluctuate in value and are subject to risk, including market and regulatory, interest rate and credit risks. Uninvested cash will be subject to the credit risk of the depositary institution holding the cash, in which case it is possible that no income would be earned on the cash and yield would go down. If significant assets are used for cash management or defensive investing purposes, investment goals may not be met.
Asset Allocation Fund of Funds Risk: If a Fund is a fund of funds, it will be exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Asset allocation decisions, techniques, analyses, or models implemented by the sub-adviser may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment goals. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, this theory assumes that asset classes do not move in tandem and that positive returns in one asset class will help offset negative returns in another asset class. You still may lose money if this theory proves incorrect and/or experience price volatility. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, the sub-adviser estimates each Underlying Fund’s investment exposures to determine a Fund’s allocations to the Underlying Fund. As a result, a Fund’s actual allocation to an Underlying Fund, as applicable, may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and the sub-adviser’s assumptions about asset classes and Underlying Funds may diverge from historical performance and assumptions used to develop allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds. A Fund’s performance is also closely related to its Underlying Funds’ performance and ability to meet their investment goals. Fund shareholders also bear indirectly their proportionate share of the expenses of the respective Underlying Fund in which the Fund invests in addition to the Fund’s management fee so there is a risk of an additional layer or layers of fees. To the extent that a Fund invests a significant portion of its assets in a single Underlying Fund, it may be more susceptible to risks associated with that fund and its investments.
Conflicts of Interest Risk: The investment adviser and sub-adviser are subject to competing interests that have the potential to influence investment decisions for the Fund. With respect to retaining new Manager for Underlying Funds, if an affiliate of the investment adviser has investment advisory capabilities in investment strategies used or to be used by an Underlying Fund, then the investment adviser may be influenced to recommend its affiliate as Manager of that Underlying Fund. With respect to Underlying Funds already managed by an affiliate of the investment adviser, these competing interests may influence the investment adviser with regard to remedial measures that it might recommend in the event such a Fund was underperforming. For example, in the case of an underperforming Underlying Fund managed by an affiliate of the investment adviser, the investment adviser may be influenced to recommend the pursuit of remedial measures other than replacement of its affiliate as a Manager of the Fund and to pursue such remedial measures for a longer period of time than might be the case if the Underlying Fund were managed by an unaffiliated Manager. In addition, the sub-adviser may be influenced by its or the investment adviser’s view of the best interests of Underlying Funds, such as a view that an Underling Fund may benefit from additional assets or could be harmed by redemptions. The sub-adviser has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and the sub-adviser may not take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
PLFA provides asset allocation advisory services to various mutual funds. Although some of the Funds sub-advised by PLFA may have names or investment goals that resemble other Funds managed by PLFA, they will not have the same allocation percentages, underlying holdings or performance.

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Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically. The credit quality of securities can change rapidly in certain market environments, particularly during volatile markets or periods of economic uncertainty or downturn, and the default of a single holding could cause significant NAV deterioration. A debt security’s issuer (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk.
Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a Fund’s investments denominated in or with exposure to that foreign currency. For Funds that may hold short currency exposure, an appreciation in the value of the currency shorted would incur a loss for the Fund. As a currency control, certain countries aim to fix (or “peg” or “manage”) the exchange rates of their currencies against other countries’ currencies (the reference currency), rather than allowing them to fluctuate based on market forces. A pegged currency typically has a very narrow band of fluctuation (or a completely fixed rate) against the value of its reference currency and, as a result, may experience sudden and significant decline in value if the reference currency also declines in value. A managed currency establishes minimum exchange rates against its reference currency and, as a result, is not allowed to fall below a certain level against the reference currency but can rise above the reference currency’s value. There is no guarantee that these currency controls will remain in place and if these exchange rates were allowed to fluctuate based on market forces (for instance, a currency is “de-pegged” against its reference currency), there can be large losses as a result of exchange rates movements, which may adversely impact a Fund’s returns. In addition, the use of foreign exchange contracts (such as forward foreign currency contracts) to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.
Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk and credit risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Federal Reserve policy in response to market conditions may adversely affect the value, volatility and liquidity of debt securities.
Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic

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instability (which can freeze, restrict or suspend transactions in those investments, including cash), the imposition of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
ETF Risk: Investing in an ETF will provide a Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their NAVs. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for several reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. A Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. The profitability of financial services companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or as a result of increased competition. During a general market downturn, numerous financial services companies may experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or even cease operations. These actions may cause the securities of a financial services company to experience dramatic declines in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.
Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or “junk” securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to a Fund. As a result, a Fund that invests in floating rate loans may be subject to greater liquidity risk than a Fund that does not. Funds that invest in floating rate loans take steps to maintain adequate liquidity, such as borrowing cash under a line of credit or other facility through their custodian bank; however, these actions may increase expenses to a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress. An issuer’s long-term ability to make payments on below investment grade loans is considered speculative. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. In a loan participation, a Fund may participate in such syndications, or buy part of a loan, becoming a part lender. In a loan participation, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. In addition, a Fund may not be able to control the exercise of remedies that the lender would have under the loan and likely would not have any rights against the borrower directly.

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In purchasing an assignment, a Fund succeeds to all the rights and obligations under the loan agreement of the assigning bank or other financial intermediary and becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
Floating rate loans are also subject to prepayment risk. Borrowers may pay off their loans sooner than expected, particularly when interest rates are falling. A Fund investing in such securities will be required to reinvest this money at lower yields, which can reduce its returns. Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. Prepayment and call risk typically occur when interest rates are declining.
In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Conversely, when interest rates are rising, the duration of such securities tends to extend, making them more sensitive to changes in interest rates (extension risk), although floating rate debt securities are typically less exposed to this risk than fixed rate debt securities.
Prices of below investment grade loans are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Floating rate loans generally are subject to restrictions on transfer and may be difficult to sell at a time when the Manager seeks to sell the loan or may only be sold at prices that are less than their fair market value. Fair market value may be difficult to establish for loans. A loan may not be fully collateralized and can decline significantly in value. In addition, access to collateral backing the loan may be limited by bankruptcy or other insolvency laws. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.
A loan may also be in the form of a bridge loan, which is designed to provide temporary or “bridge” financing to a borrower, pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A bridge loan involves a risk that the borrowers may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A loan may be a senior loan or a junior loan. Senior loans typically provide lenders with a first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to certain limitations of bankruptcy law). However, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated. In addition, senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. Any such actions could negatively affect a Fund’s performance. To the extent a Fund invests in junior loans, these loans involve a higher degree of overall risk than senior loans of the same borrower because of their lower place in the borrower’s capital structure and possible unsecured status.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. Covenant lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition.

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Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede a Fund’s ability to buy or sell floating rate loans, negatively impact the transaction price, and impede a Fund’s ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which make it more difficult for a Fund to raise cash to pay investors when they redeem their shares in the Fund. A Fund may then have to sell its floating rate loans or other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders, or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders and may be adversely impacted. These actions may impact a Fund’s performance (in the case of holding cash or selling securities) or increase a Fund’s expenses (in the case of borrowing).
It is also unclear whether the U.S. federal securities laws, which afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities, would be available to a Fund’s investments in a loan. This is because a loan may not be deemed to be a security in certain circumstances. In these instances, the Fund may need to rely on contractual provisions in the loan documents for some protections and also avail itself of common law fraud protections under applicable state law, which could increase the risk and expense to the Fund of investing in loans. In addition, holders of such loans may from time to time receive confidential information about the borrower. In certain circumstances, this confidential information may be considered material non-public information. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund that receives confidential information about a borrower for loan investments might be unable to trade securities or other instruments issued by the borrower when it would otherwise be advantageous to do so and, as such, could incur a loss. For this reason, a Fund or its Manager may determine not to receive confidential information about a borrower for loan investments, which may disadvantage the Fund relative to other investors who do receive such information.
Foreign Investment Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region. Foreign securities may include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
Investments in securities of foreign issuers and securities of companies with significant foreign exposure, including securities denominated in foreign currencies, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of the relevant foreign market. These factors can cause prices of foreign securities to be more volatile than the prices of securities of U.S. issuers. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement and difficulty in enforcing contractual obligations. Political, social, and economic instability, the imposition of economic sanctions, trade restrictions (including tariffs) and other government restrictions by the U.S. and/or other governments, the imposition of currency or capital controls or the expropriation or nationalization of assets in a particular country can cause dramatic declines in a country’s economy and may adversely

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affect the values of a Fund’s foreign investments. Trade disputes and the threat of, or actual imposition of, tariffs may adversely impact the price of foreign securities. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Foreign countries may also have different auditing standards than the U.S. Foreign companies are generally subject to different legal standards, and enforcing legal rights can be difficult, costly and slow in certain foreign countries, and can be particularly difficult against foreign governments.
Geographic Risk Related to Europe: Europe includes both developed and emerging markets. Most Western European countries are members of the European Union (the “EU”), which imposes restrictions on inflation rates, deficits, and debt levels. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, recessions among European countries and acts of war in the region may have a significant adverse effect on the economies of other European countries, including those of Eastern Europe. In particular, the extent and duration of Russia’s invasion of Ukraine, the resulting sanctions on Russia, the subsequent impact on global markets and trade remain unknown but could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.
Healthcare Sector Risk: The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.
High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk due to fewer market participants (buyers/sellers of these assets) and less capital available to market makers (broker-dealers) as compared to higher rated securities, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities. Non-investment grade debt instruments may include securities that are stressed, distressed or in default and are subject to credit risk.
Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the fund’s benchmark index, it may not result in the aggregate in investment performance matching that of that fund’s benchmark index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.
Industrials Sector Risk: The operations and businesses of companies in the industrials sector are subject to several risks. The industrials sector can be affected by government regulation, world events, commodity prices, exchange rates and economic conditions, and liabilities for environmental damage, product liability claims, and general civil liabilities. Companies in the industrials sector may also be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of industrial sector companies may face obsolescence due to rapid technological developments and frequent new product introduction.

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Industry Concentration Risk: In order to track the composition of the index for which it seeks corresponding investment results, a passively managed Underlying Fund of the Portfolio Optimization Funds may invest a greater percentage of its assets in a particular industry or group of industries, making that Underlying Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.
Information Technology Sector Risk: Information Technology companies face numerous risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants, government regulation and patent and intellectual property rights and rapid obsolescence of products and services due to information technological innovations or changing consumer preferences. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign investment risk.
Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable (also known as variable) interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions, and expectations about the foregoing. In addition, as interest rates rise, the value of fixed income investments will generally decrease. The negative impact on debt instruments from interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Certain countries have experienced negative interest rates on certain debt securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a Fund’s yield (and total return) also may be low, and the Fund may experience low or negative returns. A Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. Floating or adjustable-rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset. An interest rate reset may not completely offset changes in interest rates. Resets that may be tied to an index may not reflect the prevailing interest rate changes. There is a risk of a lag between interest rate and index changes.
Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies but are still subject to equity securities risk. Large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
Liquidity Risk: Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security. Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests. Liquid investments may become less liquid or illiquid, and thus more difficult to sell, over time or suddenly and unexpectedly. This may occur, for example, as a result of adverse market or economic conditions (including financial distress, or geopolitical events such as sanctions, trading halts or wars) or investor perceptions,

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which may be independent of any adverse changes to the particular issuer. Less liquidity also means that more subjectivity may be used in establishing the value of the securities or other investments. For example, if market quotations are not readily available or reliable for these investments, the securities or other investments will be valued by a method that reflects fair value. Valuations determined in this manner may require subjective inputs about the value of these investments. Some securities (such as loans) may have no active trading market and may be subject to restrictions on resale. The markets in which such securities trade may be subject to irregular trading, wide bid/ask spreads and extended trade settlement periods, which may impair a Fund’s ability to sell the holding at the price it has valued the holding causing a decline in the Fund’s NAV. Investments in companies in turn-around, distress or other similar situations may be or become less liquid than other investments, particularly when the economy is not robust or during market downturns. Reduced liquidity resulting from these situations may impede a Fund’s ability to meet unusually high or unanticipated levels of redemption requests. Each Fund may borrow money to the extent permitted under the 1940 Act to meet redemption requests by Fund shareholders; however, these actions may increase the expenses for a Fund (such as borrowing cost) or may not always be adequate, particularly during periods of market stress.
Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization (also known as “medium capitalization”) companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes. It may be difficult to sell a mid-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of mid-capitalization companies.
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities, including CLOs, are subject to certain risks. The value of these securities will be, as applicable, influenced by the factors affecting the housing market or the market for the assets underlying such securities or the issuers of such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid.
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Extension Risk – Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed or other asset-backed securities, making them more sensitive to changes in interest rates and making any Fund holding such securities more volatile. This is because when interest rates rise, the issuer of a security held by a Fund may make principal payments on that security on a delayed basis. Such delayed principal payments decrease the value of the security. In addition, as payments are received later than agreed upon, a Fund may miss or postpone the opportunity to reinvest in higher yielding investments.

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Interest Rate Risk – When interest rates rise, borrowers with variable interest rate loans may not be able to repay their loans at the higher interest rates. This could cause an increase in defaults and decrease the value of certain mortgage-related or other asset-backed securities.

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Subprime Risk or Credit Risk – Mortgage-related securities may have exposure to subprime loans and subprime mortgages, which are loans or mortgages made to borrowers with lower credit ratings. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. In addition, holdings in non-investment grade (high yield/high risk) asset-backed securities, including mortgage pools with exposure to subprime loans or mortgages, have a greater risk of being or becoming less liquid than other debt securities, especially when the economy is not robust, during market downturns, or when credit is tight. Other asset-backed securities, such as CLOs, may also be subject to exposure resulting from loans to borrowers with lower credit ratings, who pose a higher level of default risk.

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Prepayment Risk – In addition, adjustable and fixed rate mortgage-related or other asset-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages (or other debt obligations) sooner than expected. This can reduce a Fund’s returns because it may have to reinvest that money at the lower prevailing interest rates.

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Call Risk – Similarly, debt obligations with call features have the risk that an issuer will exercise the right to pay an obligation (such as a mortgage-backed security) earlier than expected. This call risk typically occurs when interest rates are declining.

•	U.S. Government Securities Risk – Mortgage-backed securities may be issued by the U.S. government, which are subject to U.S. government securities risk.
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Issuer Risk – Mortgage-backed and asset-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. For mortgage-backed securities, timely payment of interest and principal of non-governmental issuers is often supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer, and there can be no assurance that these private insurers can meet their obligations under the policies. Other asset-backed securities, including CLOs, are subject to economic risks in addition to structural risks, such as the contractual obligations governing the priority of payments, and risks arising from the management of the issuer, including conflicts of interest, departure of personnel or resource constraints, and regulatory or other developments that may adversely impact the manager of the issuer.

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Stripped Mortgage-Related Securities Risk – Stripped mortgage-related securities can be particularly sensitive to changes in interest rates. Stripped mortgage-related securities are made up of Interest Only (“IO”) and Principal Only (“PO”) components. IOs present a heightened risk of total loss of investment.

Non-Diversification Risk: A “non-diversified” mutual fund may hold a smaller number of portfolio securities than many other funds. To the extent a non-diversified fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the fund may affect its value more than if it invested in a larger number of issuers. The value of the fund’s shares may be more volatile than the values of shares of more diversified funds.
Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.
Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of

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eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
Sector Focus Risk: A Fund may be invested more heavily from time to time (e.g., over 20% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.
Securities Lending Risk: To the extent a Fund lends its securities, there is a risk that the price of the securities will increase while they are on loan and the collateral received for the loan will not adequately cover their value or additional collateral will not be received from a borrower (if the security is not timely returned). To the extent that a Fund’s collateral is invested (subject to reinvestment guidelines approved by the Trust), such investment may decline in value, default or not perform as expected, with the Fund bearing any resulting loss. There is also a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral or delay in recovery of the collateral should the borrower become insolvent or not meet its contractual obligations. In addition, if a Fund’s securities are sold while out on loan, there is a possibility that the sale transaction will not settle in the usual manner, causing additional expenses to that Fund. A Fund retains beneficial ownership and all economic benefits of the securities it has loaned, such as receipt of interest and dividends paid by the securities and any price appreciation but does not have proxy voting rights with respect to loaned securities. There is a risk that securities on loan (if determined to be recalled for voting purposes) will not be recalled in a timely manner to facilitate proxy voting.
An Underlying Fund of the Portfolio Optimization Funds may engage in securities lending, which involves the risk that an Underlying Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. An Underlying Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies. In addition, these companies may be more susceptible to the underperformance of a sector in which it belongs and therefore, may be riskier and more susceptible to price changes. It may be difficult or impossible to liquidate a small-capitalization position at an acceptable time and price because of the potentially less frequent trading of stocks of smaller market capitalizations.
Underlying Fund Risk: Because a Fund is available for investment by the Portfolio Optimization Funds and thus may have a significant percentage of its outstanding shares held by a Portfolio Optimization Fund, a change in asset allocation by a Portfolio Optimization Fund could result in large redemptions out of a Fund, causing the sale of securities in a short timeframe and potential increases in expenses to a Fund and its remaining shareholders, both of which could negatively impact performance.

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Notes to Financial Statements
September 30, 2025(Continued)
U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities, or sponsored enterprises if those entities are not able to meet their financial obligations. Some U.S. government securities are supported only by the credit of the issuing agency, which depends entirely on its own resources to repay the debt. Although there are many types of U.S. government securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Pursuant to the authorities of the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”), Fannie Mae and Freddie Mac have been in a conservatorship under FHFA since September 2008. Should Fannie Mae and Freddie Mac exit the conservatorship, the effect this will have on the entities’ debt and equities, and on securities guaranteed by the entities, is unclear.
Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market. These companies may be subject to lower price volatility than companies considered to be “growth” companies. In value investing, the principal belief is that the market overreacts to good and bad news, resulting in stock price movements that do not correspond with a company’s long-term fundamentals. In that case, the result is an opportunity for value investors to profit by buying when the price is deflated. However, the intrinsic value of a company is subjective, meaning there is no empirically “correct” intrinsic value. A portfolio manager’s processes for determining value will vary. There is a risk that a portfolio manager’s determination that a stock is undervalued is not correct or is not recognized in the market.
Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

198

Aristotle Funds Series Trust
Additional Notices
September 30, 2025 (Unaudited)
PRIVACY PRINCIPLES OF THE ARISTOTLE FUNDS FOR SHAREHOLDERS
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
PROXY VOTING POLICIES AND PROCEDURES
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 844-ARISTTL (844-274-7885) or on the SEC’s website at www.sec.gov.
PROXY VOTING RECORD
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 844-ARISTTL (844-274-7885) or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 844-ARISTTL (844-274-7885) or by visiting the Funds’ website https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
844-ARISTTL (844-274-7885)

199

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the six-month period ended September 30, 2025, the aggregate renumeration the Registrant paid the directors, all members of any advisory board and any officers are disclosed in the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreements (Unaudited)

At a meeting held on June 12, 2025, the Board (which is comprised of five persons, four of whom are “disinterested” trustees as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of whom is an “interested” trustee as defined under the 1940 Act) considered amendments to the Investment Advisory Agreement between Aristotle Funds Series Trust (the “Trust”) and Aristotle Investment Services, LLC (the “Adviser” or “Aristotle”) and the Subadvisory Agreement between the Adviser and Aristotle Pacific Capital, LLC (the “Sub-Adviser”) (together, the “Advisory Agreements”) for the purpose of adding Aristotle Pacific EXclusive Fund Series H and Aristotle Pacific EXclusive Fund Series I (each, a “Fund” and together, the “Funds”) as new series of the Trust. At this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser, the Sub-Adviser and the services provided by the Adviser and Sub-Adviser to the Funds under the Advisory Agreements. This information, together with other information provided to the Board, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the amendments to the Advisory Agreements:

1. The nature, extent and quality of the services provided and to be provided by the Adviser and Sub-Adviser under the Advisory Agreements. The Trustees discussed the nature, extent and quality of the Adviser’s and Sub-Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of the day-to-day management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Funds. The Board reviewed the proposed services the Adviser and Sub-Adviser would provide to the Funds, including services that extended beyond portfolio management and the receipt of any additional fees by the Adviser, Sub-Adviser or its affiliates. The Board considered the structure of the Adviser’s and Sub-Adviser’s compliance procedures and the trading capability of the Adviser and Sub-Adviser. The Board then concluded that the Adviser and Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreements and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.

2. The Funds’ historical performance and the overall performance of the Adviser and Sub-Adviser. As the Funds were newly created, the Board was unable to review the performance of the Funds; however, the Board took note of the performance track record of the Sub-Adviser in managing other series of the Trust, none of which is comparable to the Funds.

3. The costs of the services provided by the Adviser and Sub-Adviser and the structure of the Adviser’s and Sub-Adviser’s fees under the Advisory Agreements. The Board noted that the proposed advisory fee for the Funds was 0.00%. The Board noted the importance of the fact that there will be no advisory fee for the Funds, such that the shareholders of the Funds will pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, and non-routine or extraordinary expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board noted that the Sub-Adviser would reimburse the Adviser for its out of pocket expenses and overhead attributable to the Funds from revenues the Sub-Adviser will collect from wrap program sponsors that offer separate account strategies that include the Funds as investments. The Board considered collateral or “fall-out” benefits that the Adviser and Sub-Adviser and its affiliates may derive as a result of their relationship with the Funds.

4. Economies of Scale. The Board also considered potential economies of scale that could be realized by the Adviser and Sub-Adviser as the assets of the Funds grow. The Board concluded that since the Funds will not be charged an advisory fee, there were no effective economies of scale to be shared with the Funds, but that this factor will continue to be evaluated by the Board going forward.

5. The profits to be realized by the Adviser and Sub-Adviser and their affiliates from their relationship with the Funds. The Board reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser and Sub-Adviser from advising the Funds. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of the Funds to the Adviser and Sub-Adviser. After such review, the Board determined that the estimated profitability to the Adviser and Sub-Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser and Sub-Adviser had maintained adequate financial resources to support the services they will provide to the Funds.

The Board noted there was no single factor that was determinative of the Board’s decision to approve the amendments of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to the trustees. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser and Sub-Adviser, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the amendments to the Advisory Agreements would be in the best interests of the Funds and their shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 31, 2024.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aristotle Funds Series Trust

By (Signature and Title)*	/s/ Richard Schweitzer
Richard Schweitzer, Principal Executive Officer

Date	11/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Schweitzer
Richard Schweitzer, Principal Executive Officer

Date	11/25/2025

By (Signature and Title)*	/s/ Joshua B. Schwab
Joshua B. Schwab, Principal Financial Officer

Date	11/25/2025

* Print the name and title of each signing officer under his or her signature.